Filed Pursuant to Rule 497(c)

Registration No. 333-208708

Columbia Funds Series Trust

Columbia Large Cap Growth Fund II

Columbia Large Cap Growth Fund III

Columbia Large Cap Growth Fund V

Columbia International Value Fund

Columbia International Opportunities Fund

Columbia Funds Series Trust I

Columbia Value and Restructuring Fund

Columbia Funds Series Trust II

Columbia Large Cap Growth Fund IV

Columbia Multi-Advisor Small Cap Value Fund

COMBINED PROXY STATEMENT/PROSPECTUS

January 29, 2016

This is a brief overview of the reorganization proposed for your fund. We encourage you to read the full text of the enclosed combined proxy statement/prospectus.

Q: Why are you sending me this information?

Funds are required to obtain shareholder approval for certain kinds of changes, like the reorganizations proposed in the enclosed combined proxy statement/prospectus. As a shareholder of one or more of the above-listed Funds, you are being asked to vote on a reorganization involving your fund.

Q: What is a fund reorganization?

A fund reorganization involves one fund transferring all of its assets and liabilities to another fund in exchange for shares of such fund. Once completed, shareholders of the selling fund will hold shares of the buying fund.

Q: Is my vote important?

Absolutely! While the board of trustees (the “Board”) of each fund listed above has reviewed its proposed reorganization and recommends that you approve it, these proposals cannot go forward without the approval of shareholders of the Selling Funds (defined below). A fund will continue to contact shareholders asking them to vote until it is sure that a quorum will be reached, and may continue to contact shareholders thereafter.

Q: What are the proposals?

Shareholders are being asked to vote on the reorganization (a “Reorganization”) of one or more funds (each a “Selling Fund” and together, the “Selling Funds”) into other corresponding funds (each a “Buying Fund” and together, the “Buying Funds”), as noted in the table below:

Selling Fund	Buying Fund
Columbia Value and Restructuring Fund	Columbia Contrarian Core Fund
Columbia Large Cap Growth Fund II	Columbia Large Cap Growth Fund
Columbia Large Cap Growth Fund III	Columbia Large Cap Growth Fund
Columbia Large Cap Growth Fund IV	Columbia Large Cap Growth Fund
Columbia Large Cap Growth Fund V	Columbia Large Cap Growth Fund
Columbia Multi-Advisor Small Cap Value Fund	Columbia Select Smaller-Cap Value Fund
Columbia International Value Fund	Columbia Overseas Value Fund
Columbia International Opportunities Fund	Columbia Select International Equity Fund

If the Reorganization of your Selling Fund is approved by shareholders and the other closing conditions are met, your shares of the Selling Fund will, in effect, be converted into shares of the corresponding Buying Fund with the same aggregate net asset value as the aggregate net asset value of your Selling Fund shares at the time of the Reorganization. (The Selling Funds and the Buying Funds are referred to individually or collectively as a “Fund” or the “Funds.”) While the aggregate net asset value of your shares will not change as a result of the Reorganization, the number of shares you hold may differ based on each Fund’s net asset value.

We encourage you to read the full text of the enclosed combined proxy statement/prospectus to obtain a more detailed understanding of the issues relating to each proposed Reorganization.

Q: Why are proposals not involving my fund included in the combined proxy statement/prospectus?

To reduce costs, proposals have been combined into one proxy statement/prospectus. Accordingly, not all proposals may be applicable to each shareholder.

Q: Why are the Reorganizations being proposed?

Columbia Management Investment Advisers, LLC, the Funds’ investment manager (“Columbia Threadneedle”), proposed the Reorganizations to each Board in order to streamline the product offerings of the funds managed by Columbia Threadneedle (the “Columbia Funds”), so that management, distribution and other resources can be focused more effectively on a smaller group of funds. The Reorganization of each Selling Fund into the corresponding Buying Fund will enable shareholders of each Selling Fund to invest in a larger, potentially more efficient portfolio while continuing to pursue a similar or, in some cases, the same investment strategy. As noted in “Exhibit A – Costs of the Reorganizations” below, it is expected that following the proposed Reorganizations, the expenses borne by Selling Fund shareholders would be the same or lower than the expenses they currently bear.

Q: Will there be any changes to the options or services associated with my account as a result of the Reorganizations?

Account-level features and options such as dividend distributions, dividend diversification, automatic investment plans, systematic withdrawals and dollar cost averaging will automatically carry over from accounts in each Selling Fund to accounts in the corresponding Buying Fund.

Q: Are there costs or tax consequences of the Reorganizations?

You will not pay any sales charges in connection with the Reorganizations. Reorganization costs may be allocated to each Fund, but will be limited to an amount that is not more than the anticipated reduction in expenses borne by the Fund’s shareholders during the first year following the Reorganization. Estimated reorganization costs are set forth in “Exhibit A – Costs of the Reorganizations.” Each Reorganization is expected to be tax-free for U.S. federal income tax purposes. Accordingly, it is expected that Selling Fund shareholders will not and the Selling Fund generally will not recognize gain or loss as a direct result of a Reorganization, as described in more detail in the section of the combined proxy statement/prospectus entitled “Tax Status of the Reorganizations.” A portion of the portfolio assets of a Selling Fund may be sold in connection with its Reorganization. Any such sales will cause such Selling Fund to incur transaction costs and may result in a taxable distribution of gains to shareholders. Additionally, because each Reorganization will end the tax year of the applicable Selling Fund, it will accelerate distributions to shareholders from the Selling Fund for its short tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable, and will include any distributable, but not previously distributed, capital gains resulting from portfolio turnover prior to consummation of the Reorganization.

Q: Will there be any changes to my fees and expenses as a result of the Reorganizations?

It is expected that, following the proposed Reorganizations, the expenses borne by Selling Fund shareholders would be the same as or lower than the expenses they currently bear, as described in detail in the combined proxy statement/prospectus under “Reorganization Proposals – Summary – Fees and Expenses.”

Q: If approved, when will the Reorganizations happen?

The Reorganizations will take place following shareholder approval of each Reorganization, and are expected to close in the second quarter of 2016.

Q: How does my Board recommend that I vote?

After careful consideration, your Board recommends that you vote FOR the Reorganization of your Selling Fund.

Q: How can I vote?

You can vote in one of four ways:

•	By telephone (call the toll free number listed on your proxy card)

•	By internet (log on to the internet site listed on your proxy card)

•	By mail (using the enclosed postage prepaid envelope)

•	In person at the shareholder meeting scheduled to occur at 225 Franklin Street, Boston, MA (32nd Floor, Room 3200) on April 15, 2016

The deadline for voting by telephone or internet is 11:59 P.M. E.T. on April 14, 2016. We encourage you to vote as soon as possible to avoid the cost of additional solicitation efforts. Please refer to the enclosed proxy card for instructions for voting by telephone, internet or mail.

Q: Will I be notified of the results of the vote?

The final voting results for each proposal also will be included in each Selling Fund’s next report to shareholders following the special shareholder meeting.

Q: Whom should I call if I have questions?

If you have questions about any of the proposals described in the combined proxy statement/prospectus or about voting procedures, please call the Selling Funds’ proxy solicitor, Computershare Fund Services, toll free at 800-708-7953. Shareholders of Selling Funds for which a Reorganization is effected within 60 days following the completion of its fiscal year or half year may call 800-345-6611 to request a copy of the Selling Fund’s final report to shareholders for that period.

NOTICE OF A JOINT SPECIAL MEETING OF SHAREHOLDERS

Columbia Funds Series Trust

Columbia Large Cap Growth Fund II

Columbia Large Cap Growth Fund III

Columbia Large Cap Growth Fund V

Columbia International Value Fund

Columbia International Opportunities Fund

Columbia Funds Series Trust I

Columbia Value and Restructuring Fund

Columbia Funds Series Trust II

Columbia Large Cap Growth Fund IV

Columbia Multi-Advisor Small Cap Value Fund

To be held April 15, 2016

A Joint Special Meeting of Shareholders (the “Meeting”) of each of the funds listed above (each a “Selling Fund”) will be held at 10:00 a.m. ET on April 15, 2016, at 225 Franklin Street, Boston, MA (32nd Floor, Room 3200). At the Meeting, shareholders will consider, with respect to their Selling Fund:

To approve the Agreement and Plan of Reorganization (the “Agreement”) by and among Columbia Funds Series Trust, on behalf of its Columbia Large Cap Growth Fund II, Columbia Large Cap Growth Fund III, Columbia Large Cap Growth Fund V, Columbia International Value Fund and Columbia International Opportunities Fund series, Columbia Funds Series Trust I, on behalf of its Columbia Value and Restructuring Fund series, Columbia Funds Series Trust II, on behalf of its Columbia Large Cap Growth Fund IV and Columbia Multi-Advisor Small Cap Value Fund series, certain other registered investment companies and Columbia Management Investment Advisers, LLC, pursuant to which each Selling Fund, as indicated below, will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the corresponding buying fund, as indicated below (each a “Buying Fund”), in exchange for shares of a corresponding class of the Buying Fund and the assumption by the Buying Fund of all of the liabilities of the corresponding Selling Fund. Shares of each class of the Buying Fund will be distributed proportionately to shareholders of the relevant class of the Selling Fund.

Shareholders of each Selling Fund will vote separately on the proposal, as shown below.

Selling Fund	Buying Fund	Proposal #
Columbia Value and Restructuring Fund	Columbia Contrarian Core Fund	1
Columbia Large Cap Growth Fund II	Columbia Large Cap Growth Fund	2
Columbia Large Cap Growth Fund III	Columbia Large Cap Growth Fund	2
Columbia Large Cap Growth Fund IV	Columbia Large Cap Growth Fund	2
Columbia Large Cap Growth Fund V	Columbia Large Cap Growth Fund	2
Columbia Multi-Advisor Small Cap Value Fund	Columbia Select Smaller-Cap Value Fund	3
Columbia International Value Fund	Columbia Overseas Value Fund	4
Columbia International Opportunities Fund	Columbia Select International Equity Fund	5

Please carefully read the enclosed combined proxy statement/prospectus, as it discusses these proposals in more detail. If you were a shareholder of a Selling Fund as of the close of business on January 22, 2016, you may vote at the Meeting or at any adjournment or postponement of the Meeting. You are welcome to attend the Meeting in person. If you cannot attend in person, please vote by mail, telephone or internet. Just follow the instructions on the enclosed proxy card. If you have questions, please call the Selling Funds’ proxy solicitor toll free at 800-708-7953. It is important that you vote. The board of trustees of each Selling Fund recommends that you vote FOR its Reorganization.

By order of the boards of trustees

Ryan C. Larrenaga, Secretary

January 29, 2016

Columbia Value and Restructuring Fund

Columbia Large Cap Growth Fund II

Columbia Large Cap Growth Fund III

Columbia Large Cap Growth Fund IV

Columbia Large Cap Growth Fund V

Columbia Multi-Advisor Small Cap Value Fund

Columbia International Value Fund

Columbia International Opportunities Fund

COMBINED PROXY STATEMENT/PROSPECTUS

Dated January 29, 2016

This document is a proxy statement for each Selling Fund (as defined below) and a prospectus for each Buying Fund (as defined below). The address and telephone number of each Selling Fund and each Buying Fund is c/o Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081, and 800-345-6611. This combined proxy statement/prospectus and the enclosed proxy card were first mailed to shareholders of each Selling Fund beginning on or about February 5, 2016. This combined proxy statement/prospectus contains information you should know before voting on the following proposals with respect to your Selling Fund, as indicated below. You should read this document carefully and retain it for future reference.

Proposal		To be voted on by shareholders of:
1.	To approve an Agreement and Plan of Reorganization by and among Columbia Funds Series Trust I, on behalf of its Columbia Value and Restructuring Fund series (a “Selling Fund”), Columbia Funds Series Trust I, on behalf of its Columbia Contrarian Core Fund series (a “Buying Fund”), certain other registered investment companies and Columbia Management Investment Advisers, LLC (“Columbia Threadneedle”), the investment manager of each Selling Fund and Buying Fund. Under the agreement, the Selling Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the Buying Fund in exchange for shares of the corresponding class of the Buying Fund (as indicated below) and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. Shares of each class of the Buying Fund will be distributed proportionately to shareholders of the relevant class of the Selling Fund.	Columbia Value and Restructuring Fund

Selling Fund		Buying Fund
Class A	g	Class A
Class C	g	Class C
Class I	g	Class I
Class R	g	Class R
Class R4	g	Class R4
Class R5	g	Class R5
Class W	g	Class W
Class Y	g	Class Y
Class Z	g	Class Z

Proposal		To be voted on by shareholders of:
2.	To approve an Agreement and Plan of Reorganization by and among Columbia Funds Series Trust, on behalf of its Columbia Large Cap Growth Fund II, Columbia Large Cap Growth Fund III, and Columbia Large Cap Growth Fund V series, and Columbia Funds Series Trust II, on behalf of its Columbia Large Cap Growth Fund IV series (each a “Selling Fund”), Columbia Funds Series Trust I, on behalf of its Columbia Large Cap Growth Fund series (a “Buying Fund”), certain other registered investment companies and Columbia Threadneedle. Under the agreement, each Selling Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the Buying Fund in exchange for shares of the corresponding class of the Buying Fund (as indicated below) and the assumption by the Buying Fund of all of the liabilities of each Selling Fund. Shares of each class of the Buying Fund will be distributed proportionately to shareholders of the relevant class of each of the Selling Funds, to the extent applicable.	Columbia Large Cap Growth Fund II, Columbia Large Cap Growth Fund III, Columbia Large Cap Growth Fund IV and Columbia Large Cap Growth Fund V

Selling Funds		Buying Fund
Class A	g	Class A
Class B	g	Class B
Class C	g	Class C
Class I	g	Class I
Class R	g	Class R
Class R4	g	Class R4
Class R5	g	Class R5
Class W	g	Class W
Class Z	g	Class Z

Proposal		To be voted on by shareholders of:
3.	To approve an Agreement and Plan of Reorganization by and among Columbia Funds Series Trust II, on behalf of its Columbia Multi-Advisor Small Cap Value Fund series (a “Selling Fund”), Columbia Funds Series Trust II, on behalf of its Columbia Select Smaller-Cap Value Fund series (a “Buying Fund”), certain other registered investment companies and Columbia Threadneedle. Under the agreement, the Selling Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the Buying Fund in exchange for shares of the corresponding class of the Buying Fund (as indicated below) and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. Shares of each class of the Buying Fund will be distributed proportionately to shareholders of the relevant class of the Selling Fund.	Columbia Multi- Advisor Small Cap Value Fund

Selling Fund		Buying Fund
Class A	g	Class A
Class B	g	Class B
Class C	g	Class C
Class I	g	Class I
Class K	g	Class K
Class R	g	Class R
Class R4	g	Class R4
Class R5	g	Class R5
Class Y	g	Class Y
Class Z	g	Class Z

Proposal		To be voted on by shareholders of:
4.	To approve an Agreement and Plan of Reorganization by and among Columbia Funds Series Trust, on behalf of its Columbia International Value Fund series (a “Selling Fund”), Columbia Funds Series Trust, on behalf of its Columbia Overseas Value Fund series (a “Buying Fund”), certain other registered investment companies and Columbia Threadneedle. Under the agreement, the Selling Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the Buying Fund in exchange for shares of the corresponding class of the Buying Fund (as indicated below) and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. Shares of each class of the Buying Fund will be distributed proportionately to shareholders of the relevant class of the Selling Fund.	Columbia International Value Fund

Selling Fund		Buying Fund
Class A	g	Class A
Class B	g	Class B
Class C	g	Class C
Class I	g	Class I
Class R	g	Class R
Class R4	g	Class R4
Class R5	g	Class R5
Class Z	g	Class Z

Proposal		To be voted on by shareholders of:
5.	To approve an Agreement and Plan of Reorganization by and among Columbia Funds Series Trust, on behalf of its Columbia International Opportunities Fund series (a “Selling Fund”), Columbia Funds Series Trust, on behalf of its Columbia Select International Equity Fund series (a “Buying Fund”), certain other registered investment companies and Columbia Threadneedle. Under the agreement, the Selling Fund will transfer that portion of its assets attributable to each class of its shares (in aggregate, all of its assets) to the Buying Fund in exchange for shares of the corresponding class of the Buying Fund (as indicated below) and the assumption by the Buying Fund of all of the liabilities of the Selling Fund. Shares of each class of the Buying Fund will be distributed proportionately to shareholders of the relevant class of the Selling Fund.	Columbia International Opportunities Fund

Selling Fund		Buying Fund
Class A	g	Class A
Class B	g	Class B
Class C	g	Class C
Class I	g	Class I
Class R	g	Class R
Class R4	g	Class R4
Class Z	g	Class Z

The proposals will be considered by shareholders who owned shares of the Selling Funds on January 22, 2016 at a joint special meeting of shareholders (the “Meeting”) that will be held at 10:00 a.m. ET on April 15, 2016, at 225 Franklin Street, Boston, MA in Room 3200 on the 32nd floor. Each of the Selling Funds and the Buying Funds (each a “Fund” and collectively, the “Funds”) is a registered open-end management investment company (or a series thereof).

Although the board of trustees (the “Board”) of each Selling Fund* recommends that shareholders approve the reorganization of each Selling Fund into the corresponding Buying Fund (each a “Reorganization”), the Reorganization of each Selling Fund is not conditioned upon the Reorganization of any other Selling Fund. Accordingly, if shareholders of one Selling Fund approve its Reorganization, but shareholders of a second Selling Fund do not approve the second Selling Fund’s Reorganization, it is expected that the Reorganization of the first Selling Fund will take place as described in this combined proxy statement/prospectus. If shareholders of any Selling Fund fail to approve its Reorganization, the Board of such Selling Fund will consider what other actions, if any, may be appropriate.

How Each Reorganization Will Work

•	Each Selling Fund will transfer all of its assets to the corresponding Buying Fund in exchange for shares of such Buying Fund (“Reorganization Shares”) and the assumption by the corresponding Buying Fund of all of the Selling Fund’s liabilities.

•	Each Buying Fund will issue Reorganization Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Selling Fund, less the liabilities it assumes from the corresponding Selling Fund. Reorganization Shares of each class of each Buying Fund will be distributed to the shareholders of the corresponding class of such corresponding Selling Fund in proportion to their holdings of such class of such Selling Fund. For example, holders of Class A shares of a Selling Fund will receive Class A shares of the corresponding Buying Fund with the same aggregate net asset value as the aggregate net asset value of their Selling Fund Class A shares at the time of the Reorganization. While the aggregate net asset value of your shares will not change as a result of the Reorganization, the number of shares you hold may differ based on each Fund’s net asset value.

•	Reorganization costs will be allocated to each Selling Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Selling Fund’s shareholders during the first year following the Reorganization. Estimated reorganization costs are set forth in “Exhibit A – Costs of the Reorganizations.”

•	Each Reorganization is expected to be tax-free for U.S. federal income tax purposes. Accordingly, it is expected that Selling Fund shareholders will not and the Selling Fund generally will not recognize gain or loss as a direct result of a Reorganization, as described in more detail in the section entitled “Tax Status of the Reorganizations.”

•	A portion of the portfolio assets of a Selling Fund may be sold in connection with its Reorganization. Any such sales will cause such Selling Fund to incur transaction costs and may result in a taxable distribution of gains to shareholders.

•	As part of the Reorganization of your Selling Fund, systematic transactions (such as bank authorizations and systematic payouts) currently set up for your Selling Fund account may be transferred to your new Buying Fund account. Please contact your financial intermediary for additional details.

•	No shareholders of any Selling Fund will pay any sales charge in connection with acquiring Reorganization Shares.

•	After a Reorganization is completed, Selling Fund shareholders will be shareholders of the corresponding Buying Fund, and the Selling Fund will be dissolved.

*	References to the board of a Selling Fund refer to the Board of the trust of which the Selling Fund is a series.

Where to Get More Information

The following documents have been filed with the Securities and Exchange Commission (the “SEC”) and are incorporated into this combined proxy statement/prospectus by reference:

Columbia Value and Restructuring Fund (SEC file nos. 811-04367 and 2-99356)

•	the prospectus of Columbia Value and Restructuring Fund, dated January 1, 2016, as supplemented to date;

•	the Statement of Additional Information of Columbia Value and Restructuring Fund, dated January 1, 2016, as supplemented to date;

•	the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia Value and Restructuring Fund for the year ended August 31, 2015;

Columbia Large Cap Growth Fund II (SEC file nos. 811-09645 and 333-89661) (known as Columbia Marsico 21st Century Fund prior to November 20, 2015)

•	the prospectus of Columbia Large Cap Growth Fund II, dated July 1, 2015, as supplemented to date;

•	the Statement of Additional Information of Columbia Large Cap Growth Fund II, dated January 1, 2016, as supplemented to date;

•	the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia Large Cap Growth Fund II for the year ended February 28, 2015, and the unaudited financial statements included in the Semiannual Report to Shareholders of Columbia Large Cap Growth Fund II for the period ended August 31, 2015;

Columbia Large Cap Growth Fund III (SEC file nos. 811-09645 and 333-89661) (known as Columbia Marsico Focused Equities Fund prior to November 20, 2015)

•	the prospectus of Columbia Large Cap Growth Fund III, dated July 1, 2015, as supplemented to date;

•	the Statement of Additional Information of Columbia Large Cap Growth Fund III, dated January 1, 2016, as supplemented to date;

•	the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia Large Cap Growth Fund III for the year ended February 28, 2015, and the unaudited financial statements included in the Semiannual Report to Shareholders of Columbia Large Cap Growth Fund III for the period ended August 31, 2015;

Columbia Large Cap Growth Fund IV (SEC file nos. 811-21852 and 333-131683) (known as Columbia Marsico Flexible Capital Fund prior to November 20, 2015)

•	the prospectus of Columbia Large Cap Growth Fund IV, dated January 1, 2016, as supplemented to date;

•	the Statement of Additional Information of Columbia Large Cap Growth Fund IV, dated January 1, 2016, as supplemented to date;

•	the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia Large Cap Growth Fund IV for the year ended August 31, 2015;

Columbia Large Cap Growth Fund V (SEC file nos. 811-09645 and 333-89661) (known as Columbia Marsico Growth Fund prior to November 20, 2015)

•	the prospectus of Columbia Large Cap Growth Fund V, dated July 1, 2015, as supplemented to date;

•	the Statement of Additional Information of Columbia Large Cap Growth Fund V, dated January 1, 2016, as supplemented to date;

•	the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia Large Cap Growth Fund V for the year ended February 28, 2015, and the unaudited financial statements included in the Semiannual Report to Shareholders of Columbia Large Cap Growth Fund V for the period ended August 31, 2015;

Columbia Multi-Advisor Small Cap Value Fund (SEC file nos. 811-21852 and 333-131683)

•	the prospectus of Columbia Multi-Advisor Small Cap Value Fund, dated October 1, 2015, as supplemented to date;

•	the Statement of Additional Information of Columbia Multi-Advisor Small Cap Value Fund, dated January 1, 2016, as supplemented to date;

•	the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia Multi-Advisor Small Cap Value Fund for the year ended May 31, 2015, and the unaudited financial statements included in the Semiannual Report to Shareholders of Columbia Multi-Advisor Small Cap Value Fund for the period ended November 30, 2015;

Columbia International Value Fund (SEC file nos. 811-09645 and 333-89661)

•	the prospectus of Columbia International Value Fund, dated July 1, 2015, as supplemented to date;

•	the Statement of Additional Information of Columbia International Value Fund, dated January 1, 2016, as supplemented to date;

•	the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia International Value Fund for the year ended February 28, 2015, and the unaudited financial statements included in the Semiannual Report to Shareholders of Columbia International Value Fund for the period ended August 31, 2015;

Columbia International Opportunities Fund (SEC file nos. 811-09645 and 333-89661)

•	the prospectus of Columbia International Opportunities Fund, dated July 1, 2015, as supplemented to date;

•	the Statement of Additional Information of Columbia International Opportunities Fund, dated January 1, 2016, as supplemented to date;

•	the Report of the Independent Registered Public Accounting Firm and the audited financial statements included in the Annual Report to Shareholders of Columbia International Opportunities Fund for the year ended February 28, 2015, and the unaudited financial statements included in the Semiannual Report to Shareholders of Columbia International Opportunities Fund for the period ended August 31, 2015.

For a free copy of any of the documents listed above and/or to ask questions about this combined proxy statement/prospectus, please call your Selling Fund’s proxy solicitor toll free at 800-708-7953.

Each of the Funds is subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files reports, proxy materials and other information with the SEC. These reports, proxy materials and other information can be inspected and copied at the Public Reference Room maintained by the SEC. Copies may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference

Branch of the SEC Office of Consumer Affairs and Information Services, 100 F Street, N.E., Washington, D.C. 20549-0102. In addition, copies of these documents may be viewed online or downloaded from the SEC’s website at www.sec.gov.

Please note that investments in the Funds are not bank deposits, are not federally insured, are not guaranteed by any bank or government agency and may lose value. There is no assurance that any Fund will achieve its investment objectives.

As with all mutual funds, the SEC has not approved or disapproved these securities or passed on the adequacy of this combined proxy statement/prospectus. Any representation to the contrary is a criminal offense.

Page
Section A — Reorganization Proposals	10
Summary	10
How Each Reorganization Will Work	10
Tax Consequences	11
Fees and Expenses	11
Proposal 1. Fees and Expenses. Reorganization of Columbia Value and Restructuring Fund into Columbia Contrarian Core Fund	12
Proposal 2. Fees and Expenses. Reorganization of each of Columbia Large Cap Growth Fund II, Columbia Large Cap Growth Fund III, Columbia Large Cap Growth Fund IV, and Columbia Large Cap Growth Fund V into Columbia Large Cap Growth Fund	15
Proposal 3. Fees and Expenses. Reorganization of Columbia Multi-Advisor Small Cap Value Fund into Columbia Select Smaller-Cap Value Fund	21
Proposal 4. Fees and Expenses. Reorganization of Columbia International Value Fund into Columbia Overseas Value Fund	25
Proposal 5. Fees and Expenses. Reorganization of Columbia International Opportunities Fund into Columbia Select International Equity Fund	28
Proposal 1. Comparison of Objectives, Strategies and Risks. Reorganization of Columbia Value and Restructuring Fund into Columbia Contrarian Core Fund	31
Comparison of the Selling Fund and the Buying Fund	31
Comparison of Investment Objectives	31
Comparison of Principal Investment Strategies	31
Comparison of Fundamental Investment Policies	33
Comparison of Additional Non-Fundamental Investment Policies	33
Comparison of Principal Risks	34
Comparison of Performance	35
Proposal 2. Comparison of Objectives, Strategies and Risks. Reorganization of each of Columbia Large Cap Growth Fund II, Columbia Large Cap Growth Fund III, Columbia Large Cap Growth Fund IV, and Columbia Large Cap Growth Fund V into Columbia Large Cap Growth Fund	38
Comparison of each Selling Fund and the Buying Fund	38
Comparison of Investment Objectives	39
Comparison of Principal Investment Strategies	39
Comparison of Fundamental Investment Policies	40
Comparison of Additional Non-Fundamental Investment Policies	46
Comparison of Principal Risks	47
Comparison of Performance	49
Proposal 3. Comparison of Objectives, Strategies and Risks. Reorganization of Columbia Multi-Advisor Small Cap Value Fund into Columbia Select Smaller-Cap Value Fund	57
Comparison of the Selling Fund and the Buying Fund	57
Comparison of Investment Objectives	58
Comparison of Principal Investment Strategies	58
Comparison of Fundamental Investment Policies	61
Comparison of Additional Non-Fundamental Investment Policies	62
Comparison of Principal Risks	63
Comparison of Performance	64
Proposal 4. Comparison of Objectives, Strategies and Risks. Reorganization of Columbia International Value Fund into Columbia Overseas Value Fund	68
Comparison of the Selling Fund and the Buying Fund	68
Comparison of Investment Objectives	68
Comparison of Principal Investment Strategies	69

Page
Comparison of Fundamental Investment Policies	69
Comparison of Additional Non-Fundamental Investment Policies	72
Comparison of Principal Risks	72
Comparison of Performance	74
Proposal 5. Comparison of Objectives, Strategies and Risks. Reorganization of Columbia International Opportunities Fund into Columbia Select International Equity Fund	78
Comparison of the Selling Fund and the Buying Fund	78
Comparison of Investment Objectives	78
Comparison of Principal Investment Strategies	79
Comparison of Fundamental Investment Policies	80
Comparison of Additional Non-Fundamental Investment Policies	80
Comparison of Principal Risks	80
Comparison of Performance	83
Additional Information About Each Reorganization	87
Terms of Each Reorganization	87
Conditions to Closing Each Reorganization	87
Termination of the Agreement	88
Tax Status of the Reorganizations	88
Reasons for the Proposed Reorganizations and Board Deliberations	92
Board Recommendation and Required Vote	97
Section B — Proxy Voting and Shareholder Meeting Information	98
Section C — Capitalization, Ownership of Fund Shares and Financial Highlights	103
Capitalization of Selling Funds and Buying Funds	103
Ownership of Selling Fund and Buying Fund Shares	109
Financial Highlights of the Buying Funds	121
Exhibit A — Costs of the Reorganizations	A-1
Exhibit B — Additional Information Applicable to the Buying Funds	B-1
Exhibit C — Comparison of Organizational Documents	C-1

SECTION A — REORGANIZATION PROPOSALS

The following information describes each proposed Reorganization.

SUMMARY

This combined proxy statement/prospectus is being used by each Selling Fund to solicit proxies to vote at a joint special meeting of shareholders. Shareholders of each Selling Fund will consider a proposal to approve the Agreement and Plan of Reorganization (the “Agreement”) providing for the Reorganization of their Selling Fund into the corresponding Buying Fund.

The following is a summary. More complete information appears later in this combined proxy statement/prospectus. You should carefully read the entire combined proxy statement/prospectus and the exhibits because they contain details that are not included in this summary.

How Each Reorganization Will Work

•	Each Selling Fund will transfer all of its assets to the corresponding Buying Fund in exchange for Reorganization Shares and the assumption by the corresponding Buying Fund of all of the Selling Fund’s liabilities.

•	Each Buying Fund will issue Reorganization Shares with an aggregate net asset value equal to the aggregate value of the assets that it receives from the corresponding Selling Fund, less the liabilities it assumes from the corresponding Selling Fund. Reorganization Shares of each class of each Buying Fund will be distributed to the shareholders of the corresponding class of such corresponding Selling Fund in proportion to their holdings of such class of such Selling Fund. For example, holders of Class A shares of a Selling Fund will receive Class A shares of the corresponding Buying Fund with the same aggregate net asset value as the aggregate net asset value of their Selling Fund Class A shares at the time of the Reorganization. While the aggregate net asset value of your shares will not change as a result of the Reorganization, the number of shares you hold may differ based on each Fund’s net asset value.

•	Reorganization costs will be allocated to each Selling Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Selling Fund’s shareholders during the first year following the Reorganization. Estimated reorganization costs are set forth in “Exhibit A – Costs of the Reorganizations.”

•	Each Reorganization is expected to be tax-free for U.S. federal income tax purposes. Accordingly, it is expected that Selling Fund shareholders will not and the Selling Fund generally will not recognize gain or loss as a direct result of a Reorganization, as described in more detail in the section entitled “Tax Status of the Reorganizations.”

•	A portion of the portfolio assets of a Selling Fund may be sold in connection with its Reorganization. Any such sales will cause such Selling Fund to incur transaction costs and may result in a taxable distribution of gains to shareholders.

•	As part of the Reorganization of your Selling Fund, systematic transactions (such as bank authorizations and systematic payouts) currently set up for your Selling Fund account may be transferred to your new Buying Fund account. Please contact your financial intermediary for additional details.

•	No shareholders of any Selling Fund will pay any sales charge in connection with acquiring Reorganization Shares.

•	After a Reorganization is completed, Selling Fund shareholders will be shareholders of the corresponding Buying Fund, and the Selling Fund will be dissolved.

Tax Consequences

Each Reorganization is expected to be tax-free for U.S. federal income tax purposes and will not take place unless the Selling Fund and the corresponding Buying Fund receive a satisfactory opinion of tax counsel substantially to the effect that the Reorganization will be tax-free, as described in more detail in the section entitled “Tax Status of the Reorganizations.” Accordingly, subject to the limited exceptions described in that section, no gain or loss is expected to be recognized by any Selling Fund or its shareholders as a direct result of its Reorganization. A portion of the portfolio assets of a Selling Fund may be sold in connection with its Reorganization. The actual tax effect of such sales will depend on the difference between the price at which such portfolio assets are sold and the tax basis of the Selling Fund in such assets. Any capital gains recognized in any such sales on a net basis, after reduction by any available capital losses, will be distributed to shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Additionally, because each Reorganization will end the tax year of the applicable Selling Fund, it will accelerate distributions to shareholders from the Selling Fund for its short tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable, and will include any distributable, but not previously distributed, capital gains resulting from portfolio turnover prior to consummation of the Reorganization. At any time prior to a Reorganization, a shareholder may redeem shares of a Selling Fund. Any such redemption would likely result in the recognition of gain or loss by the shareholder for U.S. federal income tax purposes. If a shareholder holds Selling Fund shares in a non-taxable account, distributions and redemption proceeds with respect to those shares will not be taxable to the shareholder if those amounts remain in the non-taxable account.

The Selling Fund shareholders’ aggregate tax basis in the Reorganization Shares is expected to carry over from the shareholders’ Selling Fund shares, and the Selling Fund shareholders’ holding period in the Reorganization Shares is expected to include the shareholders’ holding period in the Selling Fund shares.

For more information about the U.S. federal income tax consequences of the Reorganizations, see the section entitled “Tax Status of the Reorganizations.”

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of a Fund.

Annual fund operating expense ratios are based on expenses incurred during each Fund’s most recently completed fiscal year, adjusted to reflect current and expected fees, as more fully described below, and are expressed as a percentage (expense ratio) of the Fund’s average net assets during the period. Pro forma expense ratios are based on the average net assets of each Buying Fund and the corresponding Selling Fund for the twelve months ended July 31, 2015 for Columbia Large Cap Growth Fund, Columbia Large Cap Growth Fund II, Columbia Large Cap Growth Fund III, Columbia Large Cap Growth Fund IV and Columbia Large Cap Growth Fund V, August 31, 2015 for Columbia Value and Restructuring Fund, Columbia Contrarian Core Fund, Columbia International Value Fund, Columbia Overseas Value Fund, Columbia International Opportunities Fund and Columbia Select International Equity Fund, and November 30, 2015 for Columbia Multi-Advisor Small Cap Value Fund and Columbia Select Smaller-Cap Value Fund, in each case adjusted to reflect current and expected fees. As of the date of this combined proxy statement/prospectus, each Fund’s net assets may be lower or higher than the Fund’s average net assets over such period (or on such date). In general, a Fund’s annual operating expense ratios will increase as the Fund’s assets decrease and will decrease as the Fund’s assets increase. Accordingly, each Fund’s annual operating expense ratios, if adjusted based on net assets as of the date of this combined proxy statement/prospectus, could be higher or lower than those shown in the tables below. The commitment by Columbia Threadneedle to waive fees and/or to reimburse expenses for a Buying Fund, if applicable and as noted below, may limit the effect that any decrease in the applicable Buying Fund’s net assets will have on its annual net operating expense ratios in the current fiscal year.

The Selling Funds have contractual fee waiver and/or expense reimbursement arrangements. For more information, see the Selling Funds’ prospectuses or shareholder reports.

The fees and expenses below exclude one-time costs of the Reorganizations, which are estimated at $442,821 for Columbia Value and Restructuring Fund, $0.00 for Columbia Large Cap Growth Fund II, $83,969 for Columbia Large Cap Growth Fund III, $65,464 for Columbia Large Cap Growth Fund IV, $195,743 for Columbia Large Cap Growth Fund V, $165,547 for Columbia Multi-Advisor Small Cap Value Fund, $130,647 for Columbia International Value Fund and $3,557 for Columbia International Opportunities Fund. Reorganization costs will be allocated to each Selling Fund only to the extent they are expected to be offset by the anticipated reduction in expenses borne by the Selling Fund’s shareholders during the first year following the Reorganization. In addition, Columbia Threadneedle has agreed to bear all expenses allocated to Columbia Large Cap Growth Fund II and at least 50 percent of all expenses allocated to Columbia Large Cap Growth Fund III, Columbia Large Cap Growth Fund IV and Columbia Large Cap Growth Fund V. Any Reorganization expenses otherwise allocable to a Fund that are in excess of these limitations will be borne by Columbia Threadneedle or its affiliates and not by any other Fund. If a Reorganization is not consummated, Columbia Threadneedle or its affiliates will bear the costs associated with that Reorganization. Additional information regarding the costs of each Reorganization expected to be borne by each Fund is set forth in “Exhibit A – Costs of the Reorganizations.”

Proposal 1. Fees and Expenses. Reorganization of Columbia Value and Restructuring Fund into Columbia Contrarian Core Fund

Current and Pro Forma Fees and Expenses

Shareholder Fees (fees paid directly from your investment):

Columbia Value and Restructuring Fund (Current) (Selling Fund)	Class A		Class C		Class I	Class R	Class R4	Class R5	Class W	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		None		None	None	None	None	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	1.00	%(1)	1.00	%(2)	None	None	None	None	None	None	None

Columbia Contrarian Core Fund (Current and Pro Forma) (Buying Fund)	Class A		Class C		Class I	Class R	Class R4	Class R5	Class W	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		None		None	None	None	None	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	1.00	%(1)	1.00	%(2)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Columbia Value and Restructuring Fund (Current) (Selling Fund)	Class A	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Y	Class Z
Management fees(3)	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%	0.00%
Other expenses(3)(4)	0.22%	0.22%	0.03%	0.22%	0.22%	0.08%	0.22%	0.03%	0.22%

Total annual Fund operating expenses(5)	1.17%	1.92%	0.73%	1.42%	0.92%	0.78%	1.17%	0.73%	0.92%

Columbia Contrarian Core Fund (Current) (Buying Fund)	Class A	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Y	Class Z
Management fees(6)	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%	0.00%
Other expenses(4)(6)	0.20%	0.20%	0.02%	0.20%	0.20%	0.07%	0.20%	0.02%	0.20%

Total annual Fund operating expenses	1.09%	1.84%	0.66%	1.34%	0.84%	0.71%	1.09%	0.66%	0.84%

Columbia Contrarian Core Fund (Pro Forma) (Buying Fund)	Class A	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Y	Class Z
Management fees(7)	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%	0.00%
Other expenses(4)(7)	0.20%	0.20%	0.02%	0.20%	0.20%	0.07%	0.20%	0.02%	0.20%

Total annual Fund operating expenses	1.07%	1.82%	0.64%	1.32%	0.82%	0.69%	1.07%	0.64%	0.82%

(1)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(2)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(3)	Management fees have been restated to reflect current fees paid by the Fund. Effective July 1, 2015, management fees for this Fund reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee that is lower than the aggregate of the previous advisory and administrative services fee. As a result, other expenses do not include administrative services fees. Prior to July 1, 2015, advisory fees and administrative fees payable pursuant to separate agreements under the prior arrangement amounted to 0.69% and 0.06% of average daily net assets of the Fund, respectively.
(4)	With the exception of Class I and Class Y shares, other expenses have been restated to reflect current transfer agency fees paid by the Fund.
(5)	Columbia Threadneedle and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2016, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.15% for Class A, 1.90% for Class C, 0.75% for Class I, 1.40% for Class R, 0.90% for Class R4, 0.80% for Class R5, 1.15% for Class W, 0.75% for Class Y and 0.90% for Class Z.
(6)	Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. As a result, other expenses do not include administrative services fees. Advisory fees and administrative services fees paid pursuant to separate prior agreements amounted to 0.59% and 0.05% of average daily net assets of the Fund, respectively.
(7)	Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. As a result, other expenses do not include administrative services fees.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming completion of the proposed Reorganization. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same as those shown in the “Shareholder Fees” and “Annual Fund Operating Expenses” tables above. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

	1 year	3 years	5 years	10 years

Columbia Value and Restructuring Fund (Current) (Selling Fund)
Class A	$687	$925	$1,182	$1,914
Class C	$295	$603	$1,037	$2,243
Class I	$75	$233	$406	$906
Class R	$145	$449	$776	$1,702
Class R4	$94	$293	$509	$1,131
Class R5	$80	$249	$433	$966
Class W	$119	$372	$644	$1,420
Class Y	$75	$233	$406	$906
Class Z	$94	$293	$509	$1,131

Columbia Contrarian Core Fund (Current) (Buying Fund)
Class A	$680	$902	$1,141	$1,827
Class C	$287	$579	$996	$2,159
Class I	$67	$211	$368	$822
Class R	$136	$425	$734	$1,613
Class R4	$86	$268	$466	$1,037
Class R5	$73	$227	$395	$883
Class W	$111	$347	$601	$1,329
Class Y	$67	$211	$368	$822
Class Z	$86	$268	$466	$1,037

Columbia Contrarian Core Fund (Pro Forma) (Buying Fund)
Class A	$678	$896	$1,131	$1,806
Class C	$285	$573	$985	$2,137
Class I	$65	$205	$357	$798
Class R	$134	$418	$723	$1,590
Class R4	$84	$262	$455	$1,014
Class R5	$70	$221	$384	$859
Class W	$109	$340	$590	$1,306
Class Y	$65	$205	$357	$798
Class Z	$84	$262	$455	$1,014

The costs shown in the tables above are the same as those you would pay if you owned any class of shares other than Class C shares and did not redeem your shares at the end of the periods indicated. If you owned Class C shares and did not redeem your shares at the end of the periods indicated, you would pay the following costs, which do not reflect the impact of contingent deferred sales charges on redemptions of Class C shares.

	1 year	3 years	5 years	10 years

Columbia Value and Restructuring Fund (Current) (Selling Fund)
Class C	$195	$603	$1,037	$2,243

Columbia Contrarian Core Fund (Current) (Buying Fund)
Class C	$187	$579	$996	$2,159

Columbia Contrarian Core Fund (Pro Forma) (Buying Fund)
Class C	$185	$573	$985	$2,137

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. During the most recent fiscal year, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
Columbia Value and Restructuring Fund (Selling Fund)	58%
Columbia Contrarian Core Fund (Buying Fund)	60%

Proposal 2. Fees and Expenses. Reorganization of each of Columbia Large Cap Growth Fund II, Columbia Large Cap Growth Fund III, Columbia Large Cap Growth Fund IV, and Columbia Large Cap Growth Fund V into Columbia Large Cap Growth Fund

Current and Pro Forma Fees and Expenses

Shareholder Fees (fees paid directly from your investment):

Columbia Large Cap Growth Fund II (Current) (Selling Fund)	Class A		Class B		Class C		Class R	Class R4	Class R5	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		None		None		None	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	1.00	%(1)	5.00	%(2)	1.00	%(3)	None	None	None	None

Columbia Large Cap Growth Fund III (Current) (Selling Fund)	Class A		Class B		Class C		Class I	Class R4	Class R5	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		None		None		None	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	1.00	%(1)	5.00	%(2)	1.00	%(3)	None	None	None	None

Columbia Large Cap Growth Fund IV (Current) (Selling Fund)	Class A		Class C		Class I	Class R	Class R4	Class R5	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	%None			None	None	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	1.00	%(1)	1.00	%(3)None		None	None	None	None

Columbia Large Cap Growth Fund V (Current) (Selling Fund)	Class A		Class B		Class C		Class I	Class R	Class R4	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		None		None		None	None	None	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	1.00	%(1)	5.00	%(2)	1.00	%(3)	None	None	None	None	None	None

Columbia Large Cap Growth Fund (Current and Pro Forma) (Buying Fund)	Class A		Class B		Class C		Class I	Class R	Class R4	Class R5	Class W	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		None		None		None	None	None	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	1.00	%(1)	5.00	%(2)	1.00	%(3)	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that expenses that you pay each year as a percentage of the value of your investment):

Columbia Large Cap Growth Fund II (Current) (Selling Fund)	Class A	Class B	Class C	Class R	Class R4	Class R5	Class Z
Management fees(4)	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%	0.00%
Other expenses(4)(5)	0.22%	0.22%	0.22%	0.22%	0.22%	0.08%	0.22%

Total annual Fund operating expenses	1.21%	1.96%	1.96%	1.46%	0.96%	0.82%	0.96%

Columbia Large Cap Growth Fund III (Current) (Selling Fund)	Class A	Class B	Class C	Class I	Class R4	Class R5	Class Z
Management fees(4)	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%	0.00%	0.00%
Other expenses(4)(5)	0.24%	0.24%	0.24%	0.03%	0.24%	0.08%	0.24%

Total annual Fund operating expenses(6)	1.23%	1.98%	1.98%	0.77%	0.98%	0.82%	0.98%

Columbia Large Cap Growth Fund IV (Current) (Selling Fund)	Class A	Class C	Class I	Class R	Class R4	Class R5	Class Z
Management fees(4)	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.00%	0.00%	0.00%
Other expenses(4)(5)	0.26%	0.26%	0.10%	0.26%	0.26%	0.15%	0.26%

Total annual Fund operating expenses	1.28%	2.03%	0.87%	1.53%	1.03%	0.92%	1.03%

Columbia Large Cap Growth Fund V (Current) (Selling Fund)	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Management fees(4)	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%
Other expenses(4)(5)	0.22%	0.22%	0.22%	0.02%	0.22%	0.22%	0.07%	0.22%	0.22%

Total annual Fund operating expenses	1.17%	1.92%	1.92%	0.72%	1.42%	0.92%	0.77%	1.17%	0.92%

Columbia Large Cap Growth Fund (Current) (Buying Fund)	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Management fees(4)	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%
Other expenses(4)(5)	0.20%	0.20%	0.20%	0.03%	0.20%	0.20%	0.08%	0.20%	0.20%

Total annual Fund operating expenses	1.11%	1.86%	1.86%	0.69%	1.36%	0.86%	0.74%	1.11%	0.86%

The number of Reorganizations that occur will affect the total annual Fund operating expenses of the Buying Fund on a pro forma combined basis after the Reorganizations. The tables below present the pro forma combined total annual Fund operating expenses of the Buying Fund assuming (1) that only one of the Reorganizations is consummated and (2) that all of the Reorganizations are consummated. Specifically, the first table shows the pro forma combined total annual Fund operating expenses of the Buying Fund assuming the combination of Reorganizations that results in the highest possible total annual Fund operating expenses, the

Reorganization of only Columbia Large Cap Growth Fund IV, and the second table shows the pro forma combined total annual Fund operating expenses of the Buying Fund assuming the combination of Reorganizations that results in the lowest possible total annual Fund operating expenses, the Reorganization of all of the Selling Funds.

Columbia Large Cap Growth Fund (Pro Forma — Highest) (Buying Fund)	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Management fees(7)	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%
Other expenses(5)(7)	0.20%	0.20%	0.20%	0.03%	0.20%	0.20%	0.08%	0.20%	0.20%
Total annual Fund operating expenses	1.11%	1.86%	1.86%	0.69%	1.36%	0.86%	0.74%	1.11%	0.86%

Columbia Large Cap Growth Fund (Pro Forma — Lowest/All Reorganizations) (Buying Fund)	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class W	Class Z
Management fees(7)	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.00%	0.25%	0.00%
Other expenses(5)(7)	0.20%	0.20%	0.20%	0.01%	0.20%	0.20%	0.06%	0.20%	0.20%
Total annual Fund operating expenses	1.08%	1.83%	1.83%	0.64%	1.33%	0.83%	0.69%	1.08%	0.83%

(1)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(2)	This charge decreases over time.
(3)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(4)	Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. As a result, other expenses do not include administrative services fees. Advisory fees and administrative services fees payable pursuant to separate prior agreements amounted to 0.68% and 0.06%, respectively, of average daily net assets for Columbia Large Cap Growth Fund II and Columbia Large Cap Growth Fund III, 0.71% and 0.06%, respectively, of average daily net assets for Columbia Large Cap Growth Fund IV, 0.65% and 0.05%, respectively, of average daily net assets for Columbia Large Cap Growth Fund V and 0.61% and 0.05%, respectively, of average daily net assets for Columbia Large Cap Growth Fund.
(5)	With the exception of Class I shares, other expenses have been restated to reflect current transfer agency fees paid by the Fund.
(6)	Columbia Threadneedle and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2016, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.22% for Class A, 1.97% for Class B, 1.97% for Class C, 0.81% for Class I, 0.97% for Class R4, 0.86% for Class R5 and 0.97% for Class Z.
(7)	Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. As a result, other expenses do not include administrative services fees.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming completion of the proposed Reorganizations. These examples also assume that your investment has a 5% return each year and that each

Fund’s operating expenses remain the same as those shown in the “Shareholder Fees” and “Annual Fund Operating Expenses” tables above. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Columbia Large Cap Growth Fund II (Current) (Selling Fund)	1 year	3 years	5 years	10 years
Class A	$691	$937	$1,202	$1,957
Class B	$699	$915	$1,257	$2,091
Class C	$299	$615	$1,057	$2,285
Class R	$149	$462	$797	$1,746
Class R4	$98	$306	$531	$1,178
Class R5	$84	$262	$455	$1,014
Class Z	$98	$306	$531	$1,178

Columbia Large Cap Growth Fund III (Current) (Selling Fund)
Class A	$693	$943	$1,212	$1,978
Class B	$701	$921	$1,268	$2,113
Class C	$301	$621	$1,068	$2,306
Class I	$79	$246	$428	$954
Class R4	$100	$312	$542	$1,201
Class R5	$84	$262	$455	$1,014
Class Z	$100	$312	$542	$1,201

Columbia Large Cap Growth Fund IV (Current) (Selling Fund)
Class A	$698	$958	$1,237	$2,031
Class C	$306	$637	$1,093	$2,358
Class I	$89	$278	$482	$1,073
Class R	$156	$483	$834	$1,824
Class R4	$105	$328	$569	$1,259
Class R5	$94	$293	$509	$1,131
Class Z	$105	$328	$569	$1,259

Columbia Large Cap Growth Fund V (Current) (Selling Fund)
Class A	$687	$925	$1,182	$1,914
Class B	$695	$903	$1,237	$2,048
Class C	$295	$603	$1,037	$2,243
Class I	$74	$230	$401	$894
Class R	$145	$449	$776	$1,702
Class R4	$94	$293	$509	$1,131
Class R5	$79	$246	$428	$954
Class W	$119	$372	$644	$1,420
Class Z	$94	$293	$509	$1,131

Columbia Large Cap Growth Fund (Current) (Buying Fund)
Class A	$682	$908	$1,151	$1,849
Class B	$689	$885	$1,206	$1,984
Class C	$289	$585	$1,006	$2,180
Class I	$70	$221	$384	$859
Class R	$138	$431	$745	$1,635
Class R4	$88	$274	$477	$1,061
Class R5	$76	$237	$411	$918
Class W	$113	$353	$612	$1,352
Class Z	$88	$274	$477	$1,061

Columbia Large Cap Growth Fund (Pro Forma — Highest) (Buying Fund)	1 year	3 years	5 years	10 years
Class A	$682	$908	$1,151	$1,849
Class B	$689	$885	$1,206	$1,984
Class C	$289	$585	$1,006	$2,180
Class I	$70	$221	$384	$859
Class R	$138	$431	$745	$1,635
Class R4	$88	$274	$477	$1,061
Class R5	$76	$237	$411	$918
Class W	$113	$353	$612	$1,352
Class Z	$88	$274	$477	$1,061

Columbia Large Cap Growth Fund (Pro Forma — Lowest/All Reorganizations) (Buying Fund)
Class A	$679	$899	$1,136	$1,816
Class B	$686	$876	$1,190	$1,951
Class C	$286	$576	$990	$2,148
Class I	$65	$205	$357	$798
Class R	$135	$421	$729	$1,601
Class R4	$85	$265	$460	$1,025
Class R5	$70	$221	$384	$859
Class W	$110	$343	$595	$1,317
Class Z	$85	$265	$460	$1,025

The costs shown in the tables above are the same as those you would pay if you owned any class of shares other than Class B or Class C shares and did not redeem your shares at the end of the periods indicated. If you owned Class B or Class C shares and did not redeem your shares at the end of the periods indicated, you would pay the following costs, which do not reflect the impact of contingent deferred sales charges on redemptions of Class B and Class C shares.

	1 year	3 years	5 years	10 years

Columbia Large Cap Growth Fund II (Current) (Selling Fund)
Class B	$199	$615	$1,057	$2,091
Class C	$199	$615	$1,057	$2,285

Columbia Large Cap Growth Fund III (Current) (Selling Fund)
Class B	$201	$621	$1,068	$2,113
Class C	$201	$621	$1,068	$2,306

Columbia Large Cap Growth Fund IV (Current) (Selling Fund)
Class C	$206	$637	$1,093	$2,358

Columbia Large Cap Growth Fund V (Current) (Selling Fund)
Class B	$195	$603	$1,037	$2,048
Class C	$195	$603	$1,037	$2,243

Columbia Large Cap Growth Fund (Current) (Buying Fund)
Class B	$189	$585	$1,006	$1,984
Class C	$189	$585	$1,006	$2,180

	1 year	3 years	5 years	10 years

Columbia Large Cap Growth Fund (Pro Forma — Highest) (Buying Fund)
Class B	$189	$585	$1,006	$1,984
Class C	$189	$585	$1,006	$2,180

Columbia Large Cap Growth Fund (Pro Forma — Lowest/All Reorganizations) (Buying Fund)
Class B	$186	$576	$990	$1,951
Class C	$186	$576	$990	$2,148

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example, affect a Fund’s performance. During the most recent fiscal year, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
Columbia Large Cap Growth Fund II (Selling Fund)	81%
Columbia Large Cap Growth Fund III (Selling Fund)	53%
Columbia Large Cap Growth Fund IV (Selling Fund)	79%
Columbia Large Cap Growth Fund V (Selling Fund)	69%
Columbia Large Cap Growth Fund (Buying Fund)	59%

Proposal 3. Fees and Expenses. Reorganization of Columbia Multi-Advisor Small Cap Value Fund into Columbia Select Smaller-Cap Value Fund

Current and Pro Forma Fees and Expenses

Shareholder Fees (fees paid directly from your investment):

Columbia Multi-Advisor Small Cap Value Fund (Current) (Selling Fund)	Class A		Class B		Class C		Class I	Class K	Class R	Class R4	Class R5	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		None		None		None	None	None	None	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	1.00	%(1)	5.00	%(2)	1.00	%(3)	None	None	None	None	None	None	None

Columbia Select Smaller-Cap Value Fund (Current and Pro Forma) (Buying Fund)	Class A		Class B		Class C		Class I	Class K	Class R	Class R4	Class R5	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		None		None		None	None	None	None	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	1.00	%(1)	5.00	%(2)	1.00	%(3)	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Columbia Multi-Advisor Small Cap Value Fund (Current) (Selling Fund)	Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class Y	Class Z
Management fees(4)	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%	0.50%	0.00%	0.00%	0.00%	0.00%
Other expenses(4)(5)	0.27%	0.27%	0.27%	0.08%	0.38%	0.27%	0.27%	0.13%	0.08%	0.27%

Total annual Fund operating expenses(6)	1.56%	2.31%	2.31%	1.12%	1.42%	1.81%	1.31%	1.17%	1.12%	1.31%

Columbia Select Smaller-Cap Value Fund (Current) (Buying Fund)	Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class Y	Class Z
Management fees(4)	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%	0.50%	0.00%	0.00%	0.00%	0.00%
Other expenses(4)(5)	0.24%	0.24%	0.24%	0.06%	0.36%	0.24%	0.24%	0.11%	0.06%	0.24%

Total annual Fund operating expenses	1.36%	2.11%	2.11%	0.93%	1.23%	1.61%	1.11%	0.98%	0.93%	1.11%

Columbia Select Smaller-Cap Value Fund (Pro Forma) (Buying Fund)	Class A	Class B	Class C	Class I	Class K	Class R	Class R4	Class R5	Class Y	Class Z
Management fees(7)	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.00%	0.50%	0.00%	0.00%	0.00%	0.00%
Other expenses(5)(7)	0.23%	0.23%	0.23%	0.04%	0.34%	0.23%	0.23%	0.09%	0.04%	0.23%

Total annual Fund operating expenses	1.33%	2.08%	2.08%	0.89%	1.19%	1.58%	1.08%	0.94%	0.89%	1.08%

(1)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(2)	This charge decreases over time.

(3)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(4)	Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. As a result, other expenses do not include administrative services fees. Advisory fees and administrative services fees paid pursuant to separate prior agreements amounted to 0.96% and 0.08%, respectively, of average daily net assets for Columbia Multi-Advisor Small Cap Value Fund and 0.79% and 0.08%, respectively, of average daily net assets for Columbia Select Smaller-Cap Value Fund.
(5)	With the exception of Class I and Class Y shares, other expenses have been restated to reflect current transfer agency fees paid by the Fund. For Columbia Multi-Advisor Small Cap Value Fund, Class Y shares are based on estimated amounts for the Fund’s current fiscal year.
(6)	Columbia Threadneedle and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until September 30, 2016, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.37% for Class A, 2.12% for Class B, 2.12% for Class C, 0.98% for Class I, 1.28% for Class K, 1.62% for Class R, 1.12% for Class R4, 1.03% for Class R5, 0.98% for Class Y and 1.12% for Class Z.
(7)	Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. As a result, other expenses do not include administrative services fees.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming completion of the proposed Reorganization. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same as those shown in the “Shareholder Fees” and “Annual Fund Operating Expenses” tables above. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

Columbia Multi-Advisor Small Cap Value Fund (Current) (Selling Fund)	1 year	3 years	5 years	10 years
Class A	$725	$1,039	$1,376	$2,325
Class B	$734	$1,021	$1,435	$2,458
Class C	$334	$721	$1,235	$2,646
Class I	$114	$356	$617	$1,363
Class K	$145	$449	$776	$1,702
Class R	$184	$569	$980	$2,127
Class R4	$133	$415	$718	$1,579
Class R5	$119	$372	$644	$1,420
Class Y	$114	$356	$617	$1,363
Class Z	$133	$415	$718	$1,579

Columbia Select Smaller-Cap Value Fund (Current) (Buying Fund)	1 year	3 years	5 years	10 years
Class A	$706	$981	$1,277	$2,116
Class B	$714	$961	$1,334	$2,250
Class C	$314	$661	$1,134	$2,441
Class I	$95	$296	$515	$1,143
Class K	$125	$390	$676	$1,489
Class R	$164	$508	$876	$1,911
Class R4	$113	$353	$612	$1,352
Class R5	$100	$312	$542	$1,201
Class Y	$95	$296	$515	$1,143
Class Z	$113	$353	$612	$1,352

Columbia Select Smaller-Cap Value Fund (Pro Forma) (Buying Fund)	1 year	3 years	5 years	10 years
Class A	$703	$972	$1,262	$2,084
Class B	$711	$952	$1,319	$2,219
Class C	$311	$652	$1,119	$2,410
Class I	$91	$284	$493	$1,096
Class K	$121	$378	$654	$1,443
Class R	$161	$499	$860	$1,878
Class R4	$110	$343	$595	$1,317
Class R5	$96	$300	$520	$1,155
Class Y	$91	$284	$493	$1,096
Class Z	$110	$343	$595	$1,317

The costs shown in the tables above are the same as those you would pay if you owned any class of shares other than Class B or Class C shares and you did not redeem your shares at the end of the periods indicated. If you owned Class B or Class C shares and you did not redeem your shares at the end of the periods indicated, you would pay the following costs, which do not reflect the impact of contingent deferred sales charges on redemptions of Class B and Class C shares.

Columbia Multi-Advisor Small Cap Value Fund (Current) (Selling Fund)	1 year	3 years	5 years	10 years
Class B	$234	$721	$1,235	$2,458
Class C	$234	$721	$1,235	$2,646

Columbia Select Smaller-Cap Value Fund (Current) (Buying Fund)
Class B	$214	$661	$1,134	$2,250
Class C	$214	$661	$1,134	$2,441

Columbia Select Smaller-Cap Value Fund (Pro Forma) (Buying Fund)
Class B	$211	$652	$1,119	$2,219
Class C	$211	$652	$1,119	$2,410

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. During the year ended May 31, 2015, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
Columbia Multi-Advisor Small Cap Value Fund (Selling Fund)	65%
Columbia Select Smaller-Cap Value Fund (Buying Fund)	26%

Proposal 4. Fees and Expenses. Reorganization of Columbia International Value Fund into Columbia Overseas Value Fund

Current and Pro Forma Fees and Expenses

Shareholder Fees (fees paid directly from your investment):

Columbia International Value Fund (Current) (Selling Fund)	Class A		Class B		Class C		Class I	Class R	Class R4	Class R5	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	%None			None		None	None	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	1.00	%(1)	5.00	%(2)	1.00	%(3)None		None	None	None	None

Columbia Overseas Value Fund (Current and Pro Forma) (Buying Fund)	Class A		Class B		Class C		Class I	Class R	Class R4	Class R5	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	%None			None		None	None	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	1.00	%(1)	5.00	%(2)	1.00	%(3)None		None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Columbia International Value Fund (Current) (Selling Fund)	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class Z
Management fees(4)	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.00%	0.00%
Other expenses(4)(5)	0.34%	0.34%	0.34%	0.14%	0.34%	0.34%	0.19%	0.34%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Total annual Fund operating expenses(6)	1.47%	2.22%	2.22%	1.02%	1.72%	1.22%	1.07%	1.22%

Columbia Overseas Value Fund (Current) (Buying Fund)	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class Z
Management fees(4)	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.00%	0.00%
Other expenses(4)(5)	0.26%	0.26%	0.26%	0.06%	0.26%	0.26%	0.11%	0.26%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Total annual Fund operating expenses(6)	1.38%	2.13%	2.13%	0.93%	1.63%	1.13%	0.98%	1.13%

Columbia Overseas Value Fund (Pro Forma) (Buying Fund)	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class Z
Management fees(7)	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.00%	0.00%
Other expenses(5)(7)	0.26%	0.26%	0.26%	0.06%	0.26%	0.26%	0.11%	0.26%
Acquired fund fees and expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%

Total annual Fund operating expenses(6)	1.37%	2.12%	2.12%	0.92%	1.62%	1.12%	0.97%	1.12%

(1)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(2)	This charge decreases over time.
(3)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(4)	Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. As a result, other expenses do not include administrative services fees. Advisory fees and administrative services fees payable pursuant to separate prior agreements amounted to 0.79% and 0.08%, respectively, of average daily net assets for Columbia International Value Fund and 0.78% and 0.08%, respectively, of average daily net assets for Columbia Overseas Value Fund.
(5)	With the exception of Class I shares, other expenses have been restated to reflect current transfer agency fees paid by the Fund. For Columbia Overseas Value Fund, other expenses for Class R, Class R4 and Class R5 shares are based on estimated amounts for the Fund’s current fiscal year.
(6)	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Total Net Expenses” shown in the Financial Highlights section of this prospectus because “Total Net Expenses” do not include acquired fund fees and expenses.
(7)	Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. As a result, other expenses do not include administrative services fees.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming completion of the proposed Reorganization. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same as those shown in the “Shareholder Fees” and “Annual Fund Operating Expenses” tables above. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

Columbia International Value Fund (Current) (Selling Fund)	1 year	3 years	5 years	10 years
Class A	$716	$1,013	$1,332	$2,231
Class B	$725	$994	$1,390	$2,365
Class C	$325	$694	$1,190	$2,554
Class I	$104	$325	$563	$1,248
Class R	$175	$542	$933	$2,030
Class R4	$124	$387	$670	$1,477
Class R5	$109	$340	$590	$1,306
Class Z	$124	$387	$670	$1,477

Columbia Overseas Value Fund (Current) (Buying Fund)
Class A	$707	$987	$1,287	$2,137
Class B	$716	$967	$1,344	$2,271
Class C	$316	$667	$1,144	$2,462
Class I	$95	$296	$515	$1,143
Class R	$166	$514	$887	$1,933
Class R4	$115	$359	$622	$1,375
Class R5	$100	$312	$542	$1,201
Class Z	$115	$359	$622	$1,375

Columbia Overseas Value Fund (Pro Forma) (Buying Fund)	1 year	3 years	5 years	10 years
Class A	$706	$984	$1,282	$2,127
Class B	$715	$964	$1,339	$2,261
Class C	$315	$664	$1,139	$2,452
Class I	$94	$293	$509	$1,131
Class R	$165	$511	$881	$1,922
Class R4	$114	$356	$617	$1,363
Class R5	$99	$309	$536	$1,190
Class Z	$114	$356	$617	$1,363

The costs shown in the tables above are the same as those you would pay if you owned any class of shares other than Class B or Class C shares and did not redeem your shares at the end of the periods indicated. If you owned Class B or Class C shares and did not redeem your shares at the end of the periods indicated, you would pay the following costs, which do not reflect the impact of contingent deferred sales charges on redemptions of Class B and Class C shares.

Columbia International Value Fund (Current) (Selling Fund)	1 year	3 years	5 years	10 years
Class B	$225	$694	$1,190	$2,365
Class C	$225	$694	$1,190	$2,554

Columbia Overseas Value Fund (Current) (Buying Fund)
Class B	$216	$667	$1,144	$2,271
Class C	$216	$667	$1,144	$2,462

Columbia Overseas Value Fund (Pro Forma) (Buying Fund)
Class B	$215	$664	$1,139	$2,261
Class C	$215	$664	$1,139	$2,452

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. During the most recent fiscal year, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
Columbia International Value Fund (Current) (Selling Fund)	80%
Columbia Overseas Value Fund (Current) (Buying Fund)	74%

Proposal 5. Fees and Expenses. Reorganization of Columbia International Opportunities Fund into Columbia Select International Equity Fund

Current and Pro Forma Fees and Expenses

Shareholder Fees (fees paid directly from your investment):

Columbia International Opportunities Fund (Current) (Selling Fund)	Class A		Class B		Class C		Class I	Class R	Class R4	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		None		None		None	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	1.00	%(1)	5.00	%(2)	1.00	%(3)	None	None	None	None

Columbia Select International Equity Fund (Current and Pro Forma) (Buying Fund)	Class A		Class B		Class C		Class I	Class R	Class R4	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		None		None		None	None	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of net asset value at the time of your purchase or redemption, whichever is lower)	1.00	%(1)	5.00	%(2)	1.00	%(3)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Columbia International Opportunities Fund (Current) (Selling Fund)	Class A	Class B	Class C	Class I	Class R	Class R4	Class Z
Management fees(4)	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.00%
Other expenses(4)(5)	0.34%	0.34%	0.34%	0.18%	0.34%	0.34%	0.34%

Total annual Fund operating expenses(6)	1.46%	2.21%	2.21%	1.05%	1.71%	1.21%	1.21%

Columbia Select International Equity Fund (Current) (Buying Fund)	Class A	Class B	Class C	Class I	Class R	Class R4	Class Z
Management fees(4)	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.00%
Other expenses(4)(5)	0.37%	0.37%	0.37%	0.09%	0.37%	0.37%	0.37%

Total annual Fund operating expenses(6)	1.48%	2.23%	2.23%	0.95%	1.73%	1.23%	1.23%

Columbia Select International Equity Fund (Pro Forma) (Buying Fund)	Class A	Class B	Class C	Class I	Class R	Class R4	Class Z
Management fees(7)	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%	0.00%	0.50%	0.00%	0.00%
Other expenses(5)(7)	0.34%	0.34%	0.34%	0.08%	0.34%	0.34%	0.34%

Total annual Fund operating expenses(6)	1.45%	2.20%	2.20%	0.94%	1.70%	1.20%	1.20%
Less: Fee waivers and/or reimbursements(8)	(0.03)%	(0.03)%	(0.03)%	0.00%	(0.03)%	(0.03)%	(0.03)%

Total annual Fund operating expenses after the fee waivers and/or reimbursements	1.42%	2.17%	2.17%	0.94%	1.67%	1.17%	1.17%

(1)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(2)	This charge decreases over time.
(3)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
(4)	Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. As a result, other expenses do not include administrative services fees. Advisory fees and administrative services fees payable pursuant to separate prior agreements amounted to 0.79% and 0.08%, respectively, of average daily net assets for Columbia International Opportunities Fund and to 0.78% and 0.08%, respectively, of average daily net assets for Columbia Select International Equity Fund.
(5)	With the exception of Class I shares, other expenses have been restated to reflect current transfer agency fees paid by the Fund.
(6)	Columbia Threadneedle and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2016, unless sooner terminated at the sole discretion of each Fund’s Board of Trustees. Under these agreements, net operating expenses for Columbia International Opportunities Fund, subject to applicable exclusions, will not exceed the annual rates of 1.42% for Class A, 2.17% for Class B, 2.17% for Class C, 1.02% for Class I, 1.67% for Class R, 1.17% for Class R4 and 1.17% for Class Z, and net operating expenses for Columbia Select International Equity Fund, subject to applicable exclusions, will not exceed the annual rates of 1.42% for Class A, 2.17% for Class B, 2.17% for Class C, 0.98% for Class I, 1.67% for Class R, 1.17% for Class R4 and 1.17% for Class Z.
(7)	Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. As a result, other expenses do not include administrative services fees.
(8)	Columbia Threadneedle and certain of its affiliates have further contractually agreed, assuming approval by shareholders of the Reorganization, effective upon the closing of the reorganization to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as any reorganization costs, transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until June 30, 2017, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 1.42% for Class A, 2.17% for Class B, 2.17% for Class C, 0.98% for Class I, 1.67% for Class R, 1.17% for Class R4 and 1.17% for Class Z.

Expense examples: These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. These examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods, both under the current arrangements and, for the Buying Fund, assuming completion of the proposed Reorganization. These examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same as those shown in the “Shareholder Fees” and “Annual Fund Operating Expenses” tables above. These examples include any contractual fee waiver/expense reimbursement arrangement only for the period indicated in the Fund’s Annual Fund Operating Expenses table. Since the waivers and/or reimbursements shown in the “Annual Fund Operating Expenses” table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on those assumptions your costs would be:

Columbia International Opportunities Fund (Current) (Selling Fund)	1 year	3 years	5 years	10 years
Class A	$715	$1,010	$1,327	$2,221
Class B	$724	$991	$1,385	$2,355
Class C	$324	$691	$1,185	$2,544
Class I	$107	$334	$579	$1,283
Class R	$174	$539	$928	$2,019
Class R4	$123	$384	$665	$1,466
Class Z	$123	$384	$665	$1,466

Columbia Select International Equity Fund (Current) (Buying Fund)
Class A	$717	$1,016	$1,336	$2,242
Class B	$726	$997	$1,395	$2,376
Class C	$326	$697	$1,195	$2,565
Class I	$97	$303	$525	$1,166
Class R	$176	$545	$939	$2,041
Class R4	$125	$390	$676	$1,489
Class Z	$125	$390	$676	$1,489

Columbia Select International Equity Fund (Pro Forma) (Buying Fund)
Class A	$711	$1,004	$1,319	$2,208
Class B	$720	$985	$1,377	$2,342
Class C	$320	$685	$1,177	$2,532
Class I	$96	$300	$520	$1,155
Class R	$170	$533	$920	$2,006
Class R4	$119	$378	$657	$1,452
Class Z	$119	$378	$657	$1,452

The costs shown in the tables above are the same as those you would pay if you owned any class of shares other than Class B or Class C shares and did not redeem your shares at the end of the periods indicated. If you owned Class B or Class C shares and did not redeem your shares at the end of the periods indicated, you would pay the following costs, which do not reflect the impact of contingent deferred sales charges on redemptions of Class B and Class C shares.

Columbia International Opportunities Fund (Current) (Selling Fund)	1 year	3 years	5 years	10 years
Class B	$224	$691	$1,185	$2,355
Class C	$224	$691	$1,185	$2,544

Columbia Select International Equity Fund (Current) (Buying Fund)
Class B	$226	$697	$1,195	$2,376
Class C	$226	$697	$1,195	$2,565

Columbia Select International Equity Fund (Pro Forma) (Buying Fund)
Class B	$220	$685	$1,177	$2,342
Class C	$220	$685	$1,177	$2,532

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Those costs, which are not reflected in annual Fund operating expenses or in the example expenses, affect a Fund’s performance. During the most recent fiscal year, each Fund’s portfolio turnover rate was the following percentage of the average value of the Fund’s portfolio:

Fund	Percentage of the Average Value of the Fund’s Portfolio
Columbia International Opportunities Fund (Current) (Selling Fund)	165%
Columbia Select International Equity Fund (Current) (Buying Fund)	96%

Proposal 1. Comparison of Objectives, Strategies and Risks. Reorganization of Columbia Value and Restructuring Fund into Columbia Contrarian Core Fund

Comparison of the Selling Fund and the Buying Fund

The Selling Fund and the Buying Fund:

•	Have Columbia Threadneedle as investment manager.

•	Have similar investment objectives and principal investment strategies.

•	Have the same lead portfolio manager.

•	Have the same policies for buying and selling shares and the same exchange rights. Please see Exhibit B for a description of these policies for the Buying Fund.

•	Are structured as series of an open-end management investment company. Each Fund is organized as a series of a Massachusetts business trust.

Comparison of Investment Objectives

The investment objectives of the Funds are as follows:

Selling Fund: Columbia Value and Restructuring Fund seeks long-term capital appreciation.

Buying Fund: Columbia Contrarian Core Fund seeks total return, consisting of long-term capital appreciation and current income.

While both Funds seek long-term capital appreciation, the Buying Fund expressly includes current income in its goal of total return.

Because any investment involves risk, there can be no assurance that any Fund’s objective will be achieved. Each Fund’s investment objective may be changed by the Fund’s Board of Trustees without shareholder approval.

Comparison of Principal Investment Strategies

The Funds have similar principal investment strategies. Each Fund invests primarily in common stocks that have large market capitalizations. Each Fund normally invests its assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that the Fund’s investment manager believes are undervalued and have the potential for long-term growth and current income (for the Buying Fund) or long-term capital appreciation (for the Selling Fund). Although each Fund invests primarily in companies that have larger market capitalizations, the Selling Fund may invest in companies that have market capitalizations of any size. As of December 1, 2015, the Buying Fund and the Selling Fund had invested 96.35% and 97.46% of their net assets, respectively, in securities that have large market capitalizations. Each Fund may also invest in foreign securities, either directly or indirectly through depositary receipts, although the Buying Fund limits such investments to 20% of its net assets. As of December 1, 2015, the Buying Fund and the Selling Fund had invested 11.63% and 11.83% of their net assets, respectively, in foreign securities. The Selling Fund may also invest in common stocks of companies that the Fund’s investment manager believes may benefit from various types of restructuring efforts or industry consolidation, or that are involved in initial public offerings, tender offers, mergers and other corporate restructurings, management changes, or other special situations. The Buying Fund has no similar principal investment strategy, though it may invest in such companies.

Additional information regarding the principal investment strategies of each Fund is set forth below:

Columbia Value and Restructuring Fund (Selling Fund)	Columbia Contrarian Core Fund (Buying Fund)
Under normal circumstances, the Fund invests at least 80% of its assets (including the amount of any borrowings for investment purposes) in common stocks of companies that are believed to be undervalued and have the potential for long-term appreciation. The Fund also invests in common stocks of companies that the Fund’s investment manager believes may benefit from various types of restructuring efforts or industry consolidation. The Fund primarily invests in companies that have larger market capitalizations (generally over $2 billion) but may invest in companies that have market capitalizations of any size.	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of U.S. companies that have large market capitalizations (generally over $2 billion) that the Fund’s investment manager believes are undervalued and have the potential for long-term growth and current income.
Although the Fund invests primarily in securities of U.S. companies, it may invest in foreign securities directly or indirectly through depositary receipts.	The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.	No similar principal investment strategy.

Buying Fund Investment Style

A description of the investment style of the Buying Fund is set forth below.

Columbia Threadneedle combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Buying Fund’s portfolio. Columbia Threadneedle considers, among other factors:

•	various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, price-to-book value and discounted cash flow. Columbia Threadneedle believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

•	potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities, or anticipated improvements in macroeconomic factors;

•	the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation; and/or

•	overall economic and market conditions.

Columbia Threadneedle may sell a security when the security’s price reaches a target set by Columbia Threadneedle; if Columbia Threadneedle believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Comparison of Fundamental Investment Policies

The Funds have the same fundamental investment policies and therefore the management of the combined Fund in accordance with the fundamental investment policies of the Buying Fund following the Reorganization will not result in any material differences between the way the Funds have been managed and the way the combined Fund will be managed. A “fundamental” investment policy is one that may not be changed without a shareholder vote.

Comparison of Additional Non-Fundamental Investment Policies

If the Reorganization occurs, the combined Fund will be subject to the non-fundamental investment policies (policies that may be changed without a shareholder vote) of the Buying Fund. Columbia Threadneedle does not believe that the differences between the non-fundamental policies of the Funds result in any material differences between the way the Funds have been managed and the way the combined Fund will be managed.

The Funds’ non-fundamental investment policies are set forth below:

Policy	Columbia Value and Restructuring Fund (Selling Fund)	Columbia Contrarian Core Fund (Buying Fund)
Illiquid Securities	No more than 15% of the net assets of the Fund will be held in securities and other instruments that are illiquid. “Illiquid Securities” are defined in accordance with the SEC staff’s current guidance and interpretations which provide that an illiquid security is a security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.
Securities of Other Investment Companies	The Fund may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of the Fund are purchased by another Fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such other fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.
Foreign Securities	No stated policy.	The Fund may invest up to 20% of its net assets in foreign securities.
Short Selling	The Fund may not sell securities short.	The Fund may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Differences between the Selling Fund’s principal investment strategies and non-fundamental investment policies and holdings and those of the Buying Fund may expose the Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” below.

Comparison of Principal Risks

Although the Funds describe them somewhat differently, the principal risks associated with investments in the Buying Fund and the Selling Fund are similar because the Funds have similar investment objectives, principal investment strategies and investment policies. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time. The Buying Fund is subject to the principal risks described below. The Selling Fund is also subject to each of the principal risks identified below and, in addition, is subject to special situations risk – the risk of investing in companies that are involved in a major corporate event, such as a business consolidation or restructuring – as a principal risk. The Buying Fund may be subject to special situations risk to some extent, but does not consider it to be a principal risk.

•	Active Management Risk – Due to its active management, the Buying Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Buying Fund may fail to achieve its investment objective and you may lose money.

•	Depositary Receipts Risk – Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those of the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights and may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

•	Foreign Securities Risk – Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Buying Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Buying Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly if the Buying Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

•	Growth Securities Risk – Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•	Issuer Risk – An issuer in which the Buying Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Buying Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

•	Market Risk – Market risk refers to the possibility that the market values of securities or other investments that the Buying Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Buying Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt securities may have comparable or greater price volatility.

•	Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager’s perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Comparison of Performance

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

•	how each Fund’s performance has varied for each full calendar year shown in the bar chart; and

•	how each Fund’s average annual total returns compare to certain measures of market performance shown in the table.

Both the bar charts and the tables assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. The performance shown reflects any fee waiver or expense reimbursement arrangements in effect for the periods reported. In the absence of such fee waiver or expense reimbursement arrangements, the performance shown would have been lower.

Bar Charts. Class Z share information is shown in the bar charts.

Tables. The tables below show total returns (after applicable sales charges as shown in the Shareholder Fees section of this combined proxy statement/prospectus) from investments in the indicated classes of shares of each Fund. The returns shown are compared to broad measures of market performance shown for the same periods.

The inception date of the Selling Fund’s Class Z shares is December 31, 1992. The returns shown for the remaining share classes in the table below begin before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The inception date of the Buying Fund’s Class Z shares is December 14, 1992. The returns shown for the remaining share classes in the table below begin before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

After-Tax Returns

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Z shares and will vary for other share classes.

Columbia Value and Restructuring Fund (Selling Fund)

CLASS Z SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was +25.59% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -30.37% (quarter ended December 31, 2008).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The Fund’s Class Z shares year-to-date return at December 31, 2015 was 2.63%.

Columbia Contrarian Core Fund (Buying Fund)

CLASS Z SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was +20.69% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -23.17% (quarter ended December 31, 2008).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The Fund’s Class Z shares year-to-date return at December 31, 2015 was 3.02%.

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2015)

	Share Class Inception Date	1 year	5 years	10 years
Columbia Value and Restructuring Fund (Current) (Selling Fund)
Class Z
Return before taxes	12/31/1992	2.63%	9.86%	6.55%
Return after taxes on distributions		-1.02%	6.50%	4.79%
Return after taxes on distributions and sale of Fund shares		4.49%	7.44%	5.10%

Class A
Return before taxes	09/28/2007	-3.49%	8.29%	5.67%

Class C
Return before taxes	09/28/2007	0.75%	8.77%	5.51%

Class I
Return before taxes	09/27/2010	2.85%	10.03%	6.64%

Class R
Return before taxes	12/31/2004	2.14%	9.31%	6.03%

Class R4
Return before taxes	11/08/2012	2.66%	9.87%	6.55%

Class R5
Return before taxes	11/08/2012	2.81%	9.96%	6.60%

Class W
Return before taxes	09/27/2010	2.44%	9.62%	6.31%

Class Y
Return before taxes	11/08/2012	2.86%	10.00%	6.62%

S&P 500 Index (reflects no deductions for fees, expenses or taxes)		1.38%	12.57%	7.31%

Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)		-3.83%	11.27%	6.16%

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2015)

	Share Class Inception Date	1 year	5 years	10 years
Columbia Contrarian Core Fund (Buying Fund)
Class Z
Return before taxes	12/14/1992	3.02%	13.17%	9.45%
Return after taxes on distributions		1.64%	11.99%	8.54%
Return after taxes on distributions and sale of Fund shares		2.81%	10.46%	7.69%

Class A
Return before taxes	11/01/1998	-3.12%	11.56%	8.53%

Class B
Return before taxes	11/01/1998	-2.86%	11.78%	8.36%

	Share Class Inception Date	1 year	5 years	10 years
Class C
Return before taxes	12/09/2002	1.04%	12.04%	8.36%

Class I
Return before taxes	09/27/2010	3.21%	13.36%	9.55%

Class K
Return before taxes	03/07/2011	2.89%	13.03%	9.31%

Class R
Return before taxes	09/27/2010	2.56%	12.63%	8.93%

Class R4
Return before taxes	11/08/2012	3.06%	13.19%	9.46%

Class R5
Return before taxes	11/08/2012	3.15%	13.27%	9.50%

Class T
Return before taxes	02/12/1993	-3.11%	11.53%	8.49%

Class W
Return before taxes	09/27/2010	2.82%	12.90%	9.19%

Class Y
Return before taxes	11/08/2012	3.25%	13.32%	9.52%

Russell 1000 Index (reflects no deductions for fees, expenses or taxes)		0.92%	12.44%	7.40%

Proposal 2. Comparison of Objectives, Strategies and Risks. Reorganization of each of Columbia Large Cap Growth Fund II, Columbia Large Cap Growth Fund III, Columbia Large Cap Growth Fund IV and Columbia Large Cap Growth Fund V into Columbia Large Cap Growth Fund

Prior to November 20, 2015, Columbia Large Cap Growth Fund II, Columbia Large Cap Growth Fund III, Columbia Large Cap Growth Fund IV and Columbia Large Cap Growth Fund V were known as Columbia Marsico 21st Century Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Flexible Capital Fund and Columbia Marsico Growth Fund, respectively, and a subadviser was responsible for each Fund’s day-to-day management.

Comparison of each Selling Fund and the Buying Fund

All of the Selling Funds and the Buying Fund:

•	Have Columbia Threadneedle as investment manager.

•	Have similar investment objectives and principal investment strategies.

•	Share the same portfolio management team.

•	Have the same policies for buying and selling shares and the same exchange rights. Please see Exhibit B for a description of these policies for the Buying Fund.

•

Are structured as series of an open-end management investment company. Each of Columbia Large Cap Growth Fund II, Columbia Large Cap Growth Fund III and Columbia Large Cap Growth Fund V is organized as a series of a Delaware statutory trust. Each of Columbia Large Cap Growth Fund IV and Columbia Large Cap Growth Fund is organized as a series of a Massachusetts business trust. Please see

Exhibit C to this combined proxy statement/prospectus for more information regarding the differences between the rights of shareholders of the Selling Funds and shareholders of the Buying Fund.

Comparison of Investment Objectives

The investment objectives of the Funds are as follows:

Selling Fund: Columbia Large Cap Growth Fund II seeks long-term growth of capital.

Selling Fund: Columbia Large Cap Growth Fund III seeks long-term growth of capital.

Selling Fund: Columbia Large Cap Growth Fund IV seeks to provide shareholders with long-term growth of capital.

Selling Fund: Columbia Large Cap Growth Fund V seeks long-term growth of capital.

Buying Fund: Columbia Large Cap Growth Fund seeks long-term capital appreciation.

Each Fund seeks generally the same investment objective.

Because any investment involves risk, there can be no assurance that a Fund’s investment objective will be achieved. Except for Columbia Large Cap Growth Fund IV, each Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Only shareholders can change Columbia Large Cap Growth Fund IV’s investment objective.

Comparison of Principal Investment Strategies

The Funds have similar principal investment strategies. Each Fund normally invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000 Growth Index (the Index) at the time of purchase (between $717 million and $606.4 billion as of December 31, 2015). Each Fund invests primarily in common stocks of companies that Columbia Threadneedle believes have the potential for long-term, above-average earnings growth. As of December 1, 2015, each of Columbia Large Cap Growth Fund II, Columbia Large Cap Growth Fund III, Columbia Large Cap Growth Fund IV, Columbia Large Cap Growth Fund V and the Buying Fund had invested 87.66%, 87.39%, 88.37%, 94.73% and 80.70% of their total assets, respectively, in equity securities.

Each Fund may invest up to 20% of its total assets in foreign securities, and may invest directly in foreign securities or indirectly through depositary receipts. As of December 1, 2015, each of Columbia Large Cap Growth Fund II, Columbia Large Cap Growth Fund III, Columbia Large Cap Growth Fund IV, Columbia Large Cap Growth Fund V and the Buying Fund had invested 12.98%, 9.26%, 11.23%, 9.28% and 12.56% of their total assets, respectively, in foreign securities.

Although Columbia Large Cap Growth Fund III is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund, it is currently operating as a diversified fund. Each of the other Funds is a diversified Fund. After the Reorganization, the combined Fund will be a diversified Fund.

Each Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary, health care, and information technology and technology-related sectors.

Buying Fund Investment Style

A description of the investment style of the Buying Fund is set forth below.

Columbia Threadneedle combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. Columbia Threadneedle considers, among other factors:

•	overall economic and market conditions.

•	the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

Columbia Threadneedle may sell a security when the security’s price reaches a target set by Columbia Threadneedle; if Columbia Threadneedle believes that there has been deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Comparison of Fundamental Investment Policies

If the Reorganizations occur, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. Columbia Threadneedle does not believe that the differences between the fundamental investment policies of the Selling Funds and the Buying Fund result in any material difference between the way the Funds have been managed and the way the combined Fund will be managed. A “fundamental” investment policy is one that may not be changed without a shareholder vote.

The Funds’ fundamental investment policies are set forth below:

Policy	Columbia Large Cap Growth Fund II (Selling Fund)	Columbia Large Cap Growth Fund III (Selling Fund)	Columbia Large Cap Growth Fund V (Selling Fund)	Columbia Large Cap Growth Fund IV (Selling Fund)	Columbia Large Cap Growth Fund (Buying Fund)
Borrowing/ Issuing Senior Securities

The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

The Fund may not issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

The Fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1⁄3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

The Fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

The Fund may not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Policy	Columbia Large Cap Growth Fund II (Selling Fund)	Columbia Large Cap Growth Fund III (Selling Fund)	Columbia Large Cap Growth Fund V (Selling Fund)	Columbia Large Cap Growth Fund IV (Selling Fund)	Columbia Large Cap Growth Fund (Buying Fund)
Commodities	The Fund may not purchase or sell commodities, except that the Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.			The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency (and, in the case of Columbia Large Cap Growth Fund IV, swaps) or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.	The Fund may not purchase or sell commodities, except that each Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities.(a) This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

Policy	Columbia Large Cap Growth Fund II (Selling Fund)	Columbia Large Cap Growth Fund III (Selling Fund)	Columbia Large Cap Growth Fund V (Selling Fund)	Columbia Large Cap Growth Fund IV (Selling Fund)	Columbia Large Cap Growth Fund (Buying Fund)
Diversification	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief obtained by the Fund.	No stated policy.	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief obtained by the Fund.	The Fund will not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

Policy	Columbia Large Cap Growth Fund II (Selling Fund)	Columbia Large Cap Growth Fund III (Selling Fund)	Columbia Large Cap Growth Fund V (Selling Fund)	Columbia Large Cap Growth Fund IV (Selling Fund)	Columbia Large Cap Growth Fund (Buying Fund)
Industry Concentration	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.			The Fund will not concentrate in any one industry (other than U.S. Government securities, provided that this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities). According to the present interpretation by the SEC, this means that up to 25% of the Fund’s total assets, based on current market value at time of purchase, can be invested in any one industry.	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions(a); and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies or subsidiaries to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Policy	Columbia Large Cap Growth Fund II (Selling Fund)	Columbia Large Cap Growth Fund III (Selling Fund)	Columbia Large Cap Growth Fund V (Selling Fund)	Columbia Large Cap Growth Fund IV (Selling Fund)	Columbia Large Cap Growth Fund (Buying Fund)
Lending	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.			The Fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1⁄3% of the Fund’s total assets except this fundamental investment policy shall not prohibit the Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
Real Estate	The Fund may not purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.			The Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business, real estate investment trusts (REITs) or entities similar to REITs formed under the laws of non-U.S. companies. For purposes of this policy, real estate includes real estate limited partnerships.	The Fund may not purchase or sell real estate, except each Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

Policy	Columbia Large Cap Growth Fund II (Selling Fund)	Columbia Large Cap Growth Fund III (Selling Fund)	Columbia Large Cap Growth Fund V (Selling Fund)	Columbia Large Cap Growth Fund IV (Selling Fund)	Columbia Large Cap Growth Fund (Buying Fund)
Underwriting	The Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.			The Fund will not act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.	The Fund may not underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.

Comparison of Additional Non-Fundamental Investment Policies

If the Reorganizations occur, the combined Fund will be subject to the non-fundamental investment policies (policies that may be changed without a shareholder vote) of the Buying Fund. Columbia Threadneedle does not believe that the differences between the non-fundamental investment policies of the Funds result in any material differences between the way the Funds have been managed and the way the combined Fund will be managed.

Policy	Columbia Large Cap Growth Fund II (Selling Fund)	Columbia Large Cap Growth Fund III (Selling Fund)	Columbia Large Cap Growth Fund V (Selling Fund)	Columbia Large Cap Growth Fund IV (Selling Fund)	Columbia Large Cap Growth Fund (Buying Fund)
Diversification	The Fund’s diversification policy is fundamental. (See above.)	The Fund may not purchase securities of any one issuer (other than U.S. Government Obligations and securities of other investment companies) if, immediately after such purchase, more than 25% of the value of the Funds total assets would be invested in the securities of one issuer, and with respect to 50% of the Fund’s total assets, more than 5% of its assets would be invested in the securities of one issuer.	The Fund’s diversification policy is fundamental. (See above.)
Illiquid Securities	No more than 15% of the net assets of the Fund will be held in securities and other instruments that are illiquid. “Illiquid Securities” are defined in accordance with the SEC staff’s current guidance and interpretations which provide that an illiquid security is a security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.
Securities of Other Investment Companies	The Fund may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Policy	Columbia Large Cap Growth Fund II (Selling Fund)	Columbia Large Cap Growth Fund III (Selling Fund)	Columbia Large Cap Growth Fund V (Selling Fund)	Columbia Large Cap Growth Fund IV (Selling Fund)	Columbia Large Cap Growth Fund (Buying Fund)
Short Selling	The Fund may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.			The Fund is not prohibited from engaging in short sales, however, the Fund will seek Board approval prior to utilizing short sales as an active part of its investment strategy.	The Fund may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Differences between the Selling Fund’s principal investment strategies, fundamental and non-fundamental investment policies and holdings and those of the Buying Fund may expose the Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” below.

Comparison of Principal Risks

The principal risks associated with investments in the Buying Fund and the Selling Funds are similar because the Funds have similar investment objectives, principal investment strategies and investment policies. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time. The Buying Fund and each Selling Fund are subject to the principal risks described below.

•	Active Management Risk – Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives.

•	Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.

•	Depositary Receipts Risks – Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

•

Foreign Securities Risk – Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

•	Growth Securities Risk – Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•	Issuer Risk – An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

•	Market Risk – Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt instruments may have comparable or greater price volatility.

•	Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the consumer discretionary sector, health care sector, and information technology and technology-related sectors. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.

The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

•	Non-Diversified Fund Risk – Columbia Large Cap Growth Fund III is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.

Comparison of Performance

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

•	how each Fund’s performance has varied for each full calendar year shown in the bar chart; and

•	how each Fund’s average annual total returns compare to certain measures of market performance shown in the table.

Both the bar charts and the tables assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. The performance shown reflects any fee waiver or expense reimbursement arrangements in effect for the periods reported. In the absence of such fee waiver or expense reimbursement arrangements, the performance shown would have been lower.

Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts.

Tables. The tables below show total returns (after applicable sales charges as shown in the Shareholder Fees section of this combined proxy statement/prospectus) from investments in the indicated classes of shares of each Fund. The returns shown are compared to broad measures of market performance shown for the same periods.

The inception date of Columbia Large Cap Growth Fund II’s Class A shares is April 10, 2000, the inception date of Columbia Large Cap Growth Fund IV’s Class A shares is September 28, 2010 and the inception date of each of Columbia Large Cap Growth Fund III and Columbia Large Cap Growth Fund V’s Class A shares is December 31, 1997. The returns shown for one or more of the remaining share classes in the table below begin before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The inception date of the Buying Fund’s Class A shares is November 1, 1998. The returns shown for one or more of the remaining share classes in the table below begin before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

After-Tax Returns

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. For certain funds, returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

Columbia Large Cap Growth Fund II (Selling Fund)

CLASS A SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was +19.84% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -25.12% (quarter ended December 31, 2008).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

Effective November 20, 2015, the Fund compares its performance to that of the Russell 1000 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the Russell 3000 Index (the Former Index). Columbia Threadneedle believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies effective November 20, 2015. The Fund’s performance shown below reflects returns achieved by a subadviser responsible for the Fund’s day-to-day management prior to November 20, 2015 following a different investment strategy.

The Fund’s Class A shares year-to-date return at December 31, 2015 was 1.12%.

Columbia Large Cap Growth Fund III (Selling Fund)

CLASS A SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was +16.15% (quarter ended March 31, 2012) and the lowest return for a calendar quarter was -21.11% (quarter ended December 31, 2008).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

Effective November 20, 2015, the Fund compares its performance to that of the Russell 1000 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the S&P 500 Index (the Former Index). Columbia Threadneedle believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies effective November 20, 2015. The Fund’s performance shown below reflects returns achieved by a subadviser responsible for the Fund’s day-to-day management prior to November 20, 2015 following a different investment strategy.

The Fund’s Class A shares year-to-date return at December 31, 2015 was 2.64%.

Columbia Large Cap Growth Fund IV (Selling Fund)

CLASS A SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was +16.39% (quarter ended March 31, 2012) and the lowest return for a calendar quarter was -14.03% (quarter ended September 30, 2011).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

Effective November 20, 2015, the Fund compares its performance to that of the Russell 1000 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the S&P 500 Index (the Former Index). Columbia Threadneedle believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies effective November 20, 2015. The Fund’s performance shown below reflects returns achieved by a subadviser responsible for the Fund’s day-to-day management prior to November 20, 2015 following a different investment strategy.

The Fund’s Class A shares year-to-date return at December 31, 2015 was -0.24%.

Columbia Large Cap Growth Fund V (Selling Fund)

CLASS A SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was +15.92% (quarter ended September 30, 2009) and the lowest return for a calendar quarter was -22.85% (quarter ended December 31, 2008).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

Effective November 20, 2015, the Fund compares its performance to that of the Russell 1000 Growth Index (the New Index). Prior to this date, the Fund compared its performance to that of the S&P 500 Index (the Former Index). Columbia Threadneedle believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies effective November 20, 2015. The Fund’s performance shown below reflects returns achieved by a subadviser responsible for the Fund’s day-to-day management prior to November 20, 2015 following a different investment strategy.

The Fund’s Class A shares year-to-date return at December 31, 2015 was 2.04%.

Columbia Large Cap Growth Fund (Buying Fund)

CLASS A SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was +17.22% (quarter ended March 31, 2012) and the lowest return for a calendar quarter was -23.67% (quarter ended December 31, 2008).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The Fund’s Class A shares year-to-date return at December 31, 2015 was 8.84%.

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2015)

	Share Class Inception Date	1 year	5 years	10 years
Columbia Large Cap Growth Fund II (Selling Fund):
Class A
Return before taxes	04/10/2000	-4.67%	7.61%	5.40%
Return after taxes on distributions		-4.67%	7.61%	5.28%
Return after taxes on distributions and sale of Fund shares		-2.65%	5.99%	4.31%

Class B
Return before taxes	04/10/2000	-4.62%	7.78%	5.23%

Class C
Return before taxes	04/10/2000	-0.62%	8.07%	5.23%

Class R
Return before taxes	01/23/2006	0.84%	8.61%	5.75%

Class R4
Return before taxes	11/08/2012	1.35%	9.06%	6.11%

Class R5
Return before taxes	01/08/2014	1.51%	9.05%	6.10%

Class Z
Return before taxes	04/10/2000	1.37%	9.17%	6.29%

Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)		5.67%	13.53%	8.53%

Russell 3000 Index (reflects no deductions for fees, expenses or taxes)		0.48%	12.18%	7.35%

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2015)

	Share Class Inception Date	1 year	5 years	10 years
Columbia Large Cap Growth Fund III (Selling Fund):
Class A
Return before taxes	12/31/1997	-3.27%	10.11%	6.32%
Return after taxes on distributions		-7.67%	6.10%	4.35%
Return after taxes on distributions and sale of Fund shares		1.87%	7.71%	4.94%

Class B
Return before taxes	12/31/1997	-2.07%	10.41%	6.14%

Class C
Return before taxes	12/31/1997	1.07%	10.58%	6.15%

Class I
Return before taxes	09/27/2010	3.08%	12.00%	7.25%

Class R4
Return before taxes	11/08/2012	2.90%	11.60%	7.03%

Class R5
Return before taxes	12/11/2013	3.01%	11.61%	7.04%

	Share Class Inception Date	1 year	5 years	10 years

Class Z
Return before taxes	12/31/1997	2.91%	11.70%	7.22%

Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)		5.67%	13.53%	8.53%

S&P 500 Index (reflects no deductions for fees, expenses or taxes)		1.38%	12.57%	7.31%

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2015)

	Share Class Inception Date	1 year	5 years	Life of Fund
Columbia Large Cap Growth Fund IV (Selling Fund):
Class A
Return before taxes	09/28/2010	-5.98%	9.21%	11.91%
Return after taxes on distributions		-8.77%	6.89%	9.63%
Return after taxes on distributions and sale of Fund shares		-0.99%	6.87%	9.12%

Class C
Return before taxes	09/28/2010	-1.89%	9.70%	12.32%

Class I
Return before taxes	09/28/2010	0.21%	10.87%	13.54%

Class R
Return before taxes	09/28/2010	-0.50%	10.23%	12.86%

Class R4
Return before taxes	06/25/2014	0.02%	10.61%	13.27%

Class R5
Return before taxes	11/08/2012	0.06%	10.76%	13.42%

Class Z
Return before taxes	09/28/2010	-0.05%	10.79%	13.46%

Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)		5.67%	13.53%	15.16%

S&P 500 Index (reflects no deductions for fees, expenses, or taxes)		1.38%	12.57%	13.99%

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2015)

	Share Class Inception Date	1 year	5 years	10 years
Columbia Large Cap Growth Fund V (Selling Fund):
Class A
Return before taxes	12/31/1997	-3.82%	9.41%	5.49%
Return after taxes on distributions		-10.79%	6.00%	3.82%
Return after taxes on distributions and sale of Fund shares		3.83%	7.26%	4.30%

Class B
Return before taxes	12/31/1997	-2.13%	9.68%	5.32%

Class C
Return before taxes	12/31/1997	0.61%	9.89%	5.33%

Class I
Return before taxes	09/27/2010	2.57%	11.25%	6.38%

Class R
Return before taxes	01/23/2006	1.81%	10.44%	5.83%

Class R4
Return before taxes	11/08/2012	2.32%	10.88%	6.20%

Class R5
Return before taxes	11/08/2012	2.43%	10.98%	6.24%

Class W
Return before taxes	09/27/2010	2.13%	10.74%	6.13%

Class Z
Return before taxes	12/31/1997	2.32%	10.99%	6.38%

Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)		5.67%	13.53%	8.53%

S&P 500 Index (reflects no deductions for fees, expenses, or taxes)		1.38%	12.57%	7.31%

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2015)

	Share Class Inception Date	1 year	5 years	10 years
Columbia Large Cap Growth Fund (Buying Fund):
Class A
Return before taxes	11/01/1998	2.59%	12.12%	7.64%
Return after taxes on distributions		0.30%	10.76%	6.81%
Return after taxes on distributions and sale of Fund shares		3.40%	9.61%	6.15%

Class B
Return before taxes	11/01/1998	3.22%	12.35%	7.48%

Class C
Return before taxes	11/18/2002	7.07%	12.61%	7.47%

	Share Class Inception Date	1 year	5 years	10 years

Class E
Return before taxes	09/22/2006	3.84%	12.31%	7.68%

Class F
Return before taxes	09/22/2006	3.18%	12.35%	7.47%

Class I
Return before taxes	09/27/2010	9.29%	13.96%	8.66%

Class K
Return before taxes	03/07/2011	8.96%	13.62%	8.43%

Class R
Return before taxes	09/27/2010	8.58%	13.17%	7.98%

Class R4
Return before taxes	11/08/2012	9.10%	13.75%	8.55%

Class R5
Return before taxes	03/07/2011	9.24%	13.91%	8.63%

Class T
Return before taxes	12/14/1990	2.58%	12.07%	7.59%

Class W
Return before taxes	09/27/2010	8.82%	13.47%	8.32%

Class Y
Return before taxes	07/15/2009	9.29%	13.96%	8.69%

Class Z
Return before taxes	12/14/1990	9.09%	13.73%	8.55%

Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)		5.67%	13.53%	8.53%
Proposal 3. Comparison of Objectives, Strategies and Risks. Reorganization of Columbia Multi-Advisor Small Cap Value Fund into Columbia Select Smaller-Cap Value Fund

Comparison of the Selling Fund and the Buying Fund

Both the Selling Fund and the Buying Fund:

•	Have Columbia Threadneedle as investment manager. The Selling Fund’s portfolio is currently managed by four subadvisers, each of which acts independently of the others and uses its own methodology for selecting investments. The four subadvisers currently managing the Selling Fund are Barrow, Hanley, Mewhinney & Strauss, LLC, Donald Smith & Co., Inc., Metropolitan West Capital Management, LLC, and Segall Bryant & Hamill, LLC. Effective February 22, 2016, however, Columbia Threadneedle will assume the day-to-day management of the Selling Fund’s portfolio. The Buying Fund does not have a subadviser.

•	Have the same investment objective and similar principal investment strategies.

•	Have the same policies for buying and selling shares and the same exchange rights. Please see Exhibit B for a description of these policies for the Buying Fund.

•	Are structured as series of an open-end management investment company. Each Fund is organized as a series of a Massachusetts business trust.

Comparison of Investment Objectives

The investment objectives of the Funds are as follows:

Selling Fund: Columbia Multi-Advisor Small Cap Value Fund seeks to provide shareholders with long-term capital appreciation.

Buying Fund: Columbia Select Smaller-Cap Value Fund seeks to provide shareholders with long-term capital appreciation.

Each Fund seeks the same investment objective.

Because any investment involves risk, there can be no assurance that a Fund’s investment objective will be achieved. The investment objective of each Fund may be changed only with shareholder approval.

Comparison of Principal Investment Strategies

The Funds have similar principal investment strategies. Each Fund normally invests at least 80% of its assets in small capitalization companies. The Buying Fund normally invests at least 80% of its net assets in equity securities of small capitalization issuers that have market capitalizations in the range of companies in the Russell 2000 Value Index (the Index) at the time of purchase (between $15 million and $5.1 billion as of December 31, 2015). The Selling Fund normally invests at least 80% of its net assets in small cap companies that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Index. As of December 1, 2015, the Buying Fund and the Selling Fund had invested 77.85% and 83.14% of their net assets, respectively, in equity securities of companies with market capitalization within the range of the Index.

Each Fund may also invest up to 25% of its net assets in foreign investments. As of December 1, 2015, the Buying Fund and the Selling Fund had invested 3.39% and 13.48% of their net assets, respectively, in foreign investments. Each Fund may invest in any type of securities, including common stocks and depositary receipts, and may buy and hold stock in a company that is not included in the Index. The Buying Fund may hold a small number of securities and anticipates holding between 40 and 50 securities in its portfolio; however, the Buying Fund may hold, at any time, more or fewer securities than noted in this range. Currently, the Selling Fund has no similar principal investment strategy and holds more than 200 securities. Effective February 22, 2016, the Selling Fund will have the same principal investment strategy as the Buying Fund with respect to holding a small number of securities. The Buying Fund is managed directly by Columbia Threadneedle. Currently, multiple subadvisers provide the day-to-day management of portions of the Selling Fund’s portfolio, and are subject to oversight by Columbia Threadneedle. Effective February 22, 2016, the Selling Fund will have no subadviser(s) and will be managed directly by Columbia Threadneedle.

Additional information regarding the principal investment strategies of each Fund prior to February 22, 2016 is set forth below:

Columbia Multi-Advisor Small Cap Value Fund (Selling Fund)	Columbia Select Smaller-Cap Value Fund (Buying Fund)
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000 Value Index (the Index). The Fund may buy and hold stock in a company that is not included in the Index. The market capitalization range of the companies included within the Index was $15 million to $5.1 billion as of December 31, 2015.	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of smaller capitalization issuers. These companies have market capitalizations in the range of companies in the Russell 2000 Value Index (the Index) at the time of purchase (between $15 million and $5.1 billion as of December 31, 2015). The market capitalization range and composition of the companies in the Index are subject to change. The Fund’s Board of Trustees may change the parameters by which smaller market capitalization is defined if it concludes such a change is appropriate.
The Fund may invest in any type of securities, including common stocks and depositary receipts.	No similar principal investment strategy.
The Fund may from time to time emphasize one or more economic sectors in selecting its investments.	The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector.
The Fund may invest up to 25% of its net assets in foreign investments.	The Fund invests substantially in securities of U.S. issuers. The Fund may invest up to 25% of its net assets in foreign investments.
Subject to oversight by the investment manager, multiple subadvisers provide the day-to-day management of a portion of the Fund’s portfolio. Each of the subadvisers employs an active investment strategy that focuses on small cap companies in an attempt to take advantage of what are believed to be undervalued securities.	The Fund also invests substantially in “value” companies. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or as compared with issuers in the same or similar industry or sector.
No similar principal investment strategy.	The Fund may hold a small number of securities, consistent with its value investment approach. Generally, the Fund anticipates holding between 40 and 50 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.
No similar principal investment strategy.	The Fund’s investment strategy may involve the frequent trading of portfolio securities.

Additional information regarding the principal investment strategies of each Fund beginning February 22, 2016 is set forth below:

Columbia Multi-Advisor Small Cap Value Fund (Selling Fund)	Columbia Select Smaller-Cap Value Fund (Buying Fund)
Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000 Value Index (the Index). The Fund may buy and hold stock in a company that is not included in the Index. The market capitalization range of the companies included within the Index was $15 million to $5.1 billion as of December 31, 2015. The market capitalization range and composition of the companies in the Index are subject to change. The Fund’s Board of Trustees may change the parameters by which smaller market capitalization is defined if it concludes such a change is appropriate.	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of smaller capitalization issuers. These companies have market capitalizations in the range of companies in the Russell 2000 Value Index at the time of purchase (between $15 million and $5.1 billion as of December 31, 2015). The market capitalization range and composition of the companies in the Index are subject to change. The Fund’s Board of Trustees may change the parameters by which smaller market capitalization is defined if it concludes such a change is appropriate.
The Fund may invest in any type of securities, including common stocks and depositary receipts.	No similar principal investment strategy.
The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary, financials and industrials sectors.	The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the consumer discretionary sector.
The Fund may invest up to 25% of its net assets in foreign investments.	The Fund invests substantially in securities of U.S. issuers. The Fund may invest up to 25% of its net assets in foreign investments.
The Fund also invests substantially in “value” companies. The Fund considers “value” companies to be those companies believed by the investment manager to be undervalued, either historically, by the market, or as compared with issuers in the same or similar industry or sector.
The Fund may hold a small number of securities, consistent with its value investment approach. Generally, the Fund anticipates holding between 40 and 50 securities in its portfolio; however, the Fund may hold, at any time, more or fewer securities than noted in this range.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.

Buying Fund Investment Style

A description of the investment style of the Buying Fund is set forth below.

In pursuit of the Buying Fund’s objective, the portfolio managers use a bottom-up stock selection approach, which means that they concentrate on individual company fundamentals, rather than on a particular industry, although at times factors that make a particular company attractive may also make other companies within the same industry attractive, and the portfolio managers may invest in these issuers as well.

Columbia Threadneedle considers a variety of factors in identifying investment opportunities and constructing the Fund’s portfolio. Such factors may include, among others, the following:

•	a low price-to-earnings and/or low price-to-book ratio;

•	positive change in senior management;

•	positive corporate restructuring;

•	temporary setback in price due to factors that no longer exist or are ending;

•	a positive shift in the company’s business cycle; and/or

•	a catalyst for increase in the rate of the company’s earnings growth.

Columbia Threadneedle generally sells a stock if it believes the stock has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available. Columbia Threadneedle monitors the Fund’s holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

Comparison of Fundamental Investment Policies

If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. Columbia Threadneedle does not believe that the differences between the fundamental investment policies of the Selling Fund and the Buying Fund result in any material difference between the way the Funds have been managed and the way the combined Fund will be managed. A “fundamental” investment policy is one that may not be changed without a shareholder vote.

The Funds’ fundamental investment policies are set forth below:

Policy	Columbia Multi-Advisor Small Cap Value Fund (Selling Fund)	Columbia Select Smaller-Cap Value Fund (Buying Fund)
Borrowing/ Issuing Senior Securities

The Fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.

The Fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

The Fund will not issue senior securities or borrow money, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.
Commodities	The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.	The Fund will not purchase or sell commodities or commodity contracts, except to the extent permissible under applicable law and interpretations, as they may be amended from time to time.

Policy	Columbia Multi-Advisor Small Cap Value Fund (Selling Fund)	Columbia Select Smaller-Cap Value Fund (Buying Fund)
Diversification	No stated policy.	The Fund will not make any investment inconsistent with its classification as a diversified company under the 1940 Act.
Industry Concentration	The Fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund’s total assets, based on current market value at time of purchase, can be invested in any one industry.	The Fund will not invest 25% or more of its total assets, at market value, in the securities of issuers in any particular industry, provided that this limitation shall exclude securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities.
Lending	The Fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the Fund’s total assets except this fundamental investment policy shall not prohibit the Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.	The Fund will not make loans, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.
Real Estate	The Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.	The Fund will not purchase or hold any real estate, except that a Fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein.
Underwriting	The Fund will not act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.	The Fund will not underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the 1933 Act in disposing of a portfolio security or in connection with investments in other investment companies.

Comparison of Additional Non-Fundamental Investment Policies

There are no material differences between the non-fundamental investment policies of the Funds and therefore the management of the combined Fund in accordance with the non-fundamental investment policies of the Buying Fund following the Reorganization will not result in any material differences between the way the Funds have been managed and the way the combined Fund will be managed.

Differences between the Selling Fund’s principal investment strategies and fundamental investment policies and holdings and those of the Buying Fund may expose the Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” below.

Comparison of Principal Risks

Although the Funds describe them somewhat differently, the principal risks associated with investments in the Buying Fund and the Selling Fund are similar because the Funds have the same investment objectives and similar principal investment strategies and investment policies. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time. The Buying Fund is subject to the principal risks described below. The Selling Fund is also subject to certain of the principal risks identified below and, in addition, is subject to depositary receipts risk – the risk of investing in depositary receipts, which are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. The Buying Fund is not subject to depositary receipts risk as a principal risk, but may be subject to such risk to the extent it invests in depositary receipts. Currently, the Selling Fund is subject to multi-adviser risk – the risk of using multiple advisory firms to each manage a portion of the Selling Fund’s net assets on a daily basis. The Buying Fund is not subject to multi-adviser risk and, effective February 22, 2016, the Selling Fund will not be subject to this risk.

•	Active Management Risk – Due to its active management, the Buying Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Selling Fund is also subject to this principal risk.

•	Focused Portfolio Risk – Because the Buying Fund may invest in a limited number of companies, the Buying Fund as a whole is subject to greater risk of loss if any of those securities decline in price. Currently, the Selling Fund is not subject to focused portfolio risk as a principal risk, but may be subject to such risk to the extent it invests in a limited number of companies. Beginning February 22, 2016, the Selling Fund will be subject to this principal risk.

•	Foreign Securities Risk – Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Buying Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Buying Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Buying Fund’s return on such securities. The performance of the Buying Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Buying Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. The Selling Fund is also subject to this principal risk.

•	Frequent Trading Risk – The portfolio managers may actively and frequently trade investments in the Buying Fund’s portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Buying Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Buying Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Buying Fund’s return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Buying Fund’s performance. Currently, the Selling Fund is not subject to frequent trading risk as a principal risk, but may be subject to such risk to the extent its portfolio managers actively and frequently trade investments in the Selling Fund’s portfolio. Beginning February 22, 2016, the Selling Fund will be subject to this principal risk.

•

Issuer Risk – An issuer in which the Buying Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Buying Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors. The Selling Fund is also subject to this principal risk.

•	Market Risk – Market risk refers to the possibility that the market values of securities or other investments that the Buying Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Buying Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt securities may have comparable or greater price volatility. The Selling Fund is also subject to this principal risk.

•	Sector Risk – At times, the Buying Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the consumer discretionary sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Buying Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Buying Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Buying Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes. The Selling Fund is also subject to sector risk, although it is more susceptible to the particular risks that may affect companies in the financial services and industrials sectors.

•	Small Company Securities Risk – Investments in small-capitalization companies (small-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small-cap companies may be less liquid and more volatile than the securities of larger companies. The Selling Fund is also subject to this principal risk.

•	Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager’s perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time. The Selling Fund is also subject to this principal risk.

Comparison of Performance

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

•	how each Fund’s performance has varied for each full calendar year shown in the bar chart; and

•	how each Fund’s average annual total returns compare to certain measures of market performance shown in the table.

Both the bar charts and the tables assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past does not indicate how the Fund will perform in the future. The performance shown reflects any fee waiver or expense reimbursement arrangements in effect for the periods reported. In the absence of such fee waivers or expense reimbursement arrangements, the performance shown would have been lower.

Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts.

Tables. The tables below show total returns (after applicable sales charges as shown in the Shareholder Fees section of this combined proxy statement/prospectus) from investments in the indicated classes of shares of each Fund. These returns are compared to broad measures of market performance shown for the same periods.

The inception date of the Selling Fund’s Class A shares is June 18, 2001. The returns shown for one or more of the remaining share classes in the table below begin before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The inception date of the Buying Fund’s Class A shares is April 25, 1997. The returns shown for one or more of the remaining share classes in the table below begin before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

After-Tax Returns

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

Columbia Multi-Advisor Small Cap Value Fund (Selling Fund)

CLASS A SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was +26.55% (quarter ended September 30, 2009) and the lowest return for a calendar quarter was -25.30% (quarter ended December 31, 2008).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The Fund’s Class A shares year-to-date return at December 31, 2015 was -9.27%.

Columbia Select Smaller-Cap Value Fund (Buying Fund)

CLASS A SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was +29.74% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -24.90% (quarter ended September 30, 2011).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The Fund’s Class A shares year-to-date return at December 31, 2015 was -4.00%.

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2015)

	Share Class Inception Date	1 year	5 years	10 years
Columbia Multi-Advisor Small Cap Value Fund (Selling Fund):
Class A
Return before taxes	06/18/2001	-14.52%	5.11%	5.59%
Return after taxes on distributions		-16.62%	3.41%	3.99%
Return after taxes on distributions and sale of Fund shares		-6.59%	3.97%	4.31%

Class B
Return before taxes	06/18/2001	-13.89%	5.27%	5.48%

Class C
Return before taxes	06/18/2001	-10.81%	5.54%	5.49%

Class I
Return before taxes	03/04/2004	-9.01%	6.79%	6.66%

Class K
Return before taxes	06/18/2001	-9.17%	6.51%	6.43%

Class R
Return before taxes	12/11/2006	-9.69%	6.06%	5.90%

Class R4
Return before taxes	12/11/2006	-9.09%	6.47%	6.30%

Class R5
Return before taxes	12/11/2006	-9.05%	6.73%	6.59%

Class Y
Return before taxes	10/01/2015	-9.24%	6.36%	6.23%

Class Z
Return before taxes	09/27/2010	-9.03%	6.59%	6.35%

Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)		-7.47%	7.67%	5.57%

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2015)

	Share Class Inception Date	1 year	5 years	10 years
Columbia Select Smaller-Cap Value Fund (Buying Fund):
Class A
Return before taxes	04/25/1997	-9.51%	8.13%	6.84%
Return after taxes on distributions		-11.85%	6.41%	5.53%
Return after taxes on distributions and sale of Fund shares		-3.39%	6.42%	5.52%

Class B
Return before taxes	04/25/1997	-8.82%	8.30%	6.68%

Class C
Return before taxes	05/27/1999	-5.51%	8.58%	6.69%

	Share Class Inception Date	1 year	5 years	10 years

Class I
Return before taxes	08/03/2009	-3.56%	9.92%	7.81%

Class K
Return before taxes	08/03/2009	-3.86%	9.60%	7.60%

Class R
Return before taxes	04/30/2003	-4.22%	9.13%	7.21%

Class R4
Return before taxes	11/08/2012	-3.78%	9.58%	7.57%

Class R5
Return before taxes	11/30/2001	-3.62%	9.84%	8.01%

Class Y
Return before taxes	10/01/2014	-3.54%	9.51%	7.53%

Class Z
Return before taxes	09/27/2010	-3.78%	9.68%	7.63%

Russell 2000 Value Index (reflects no deductions for fees, expenses or other taxes)		-7.47%	7.67%	5.57%

Proposal 4. Comparison of Objectives, Strategies and Risks. Reorganization of Columbia International Value Fund into Columbia Overseas Value Fund.

Comparison of the Selling Fund and the Buying Fund

Both the Selling Fund and the Buying Fund:

•	Have Columbia Threadneedle as investment manager.

•	Have the same investment objective and the same principal investment strategies.

•	Share the same portfolio management team.

•	Have the same policies for buying and selling shares and the same exchange rights. Please see Exhibit B for a description of these policies for the Buying Fund.

•	Are structured as series of an open-end management investment company. Each Fund is organized as a series of a Delaware statutory trust.

Comparison of Investment Objectives

The investment objectives of the Funds are as follows:

Selling Fund: Columbia International Value Fund seeks long-term capital appreciation.

Buying Fund: Columbia Overseas Value Fund seeks long-term capital appreciation.

Each Fund seeks the same investment objective.

Because any investment involves risk, there can be no assurance that a Fund’s investment objective will be achieved. The investment objective of each Fund may be changed without shareholder approval.

Comparison of Principal Investment Strategies

The Funds have identical principal investment strategies. Each Fund normally invests at least 80% of its total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. Each Fund typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging markets. Each Fund may invest directly in foreign securities or indirectly through closed-end investment companies and depositary receipts. As of December 1, 2015, the Buying Fund and the Selling Fund had invested 93.09% and 95.43% of their net assets, respectively, in foreign securities. Each Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector. Each Fund may also invest in currency forwards, futures and options. Each Fund has the following limits on its investments, which are applied at the time an investment is made. Each Fund normally invests no more than 5% of its total assets in a single security; typically invests up to the greater of (i) 20% of its total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI Europe, Australasia, Far East (MSCI EAFE) Value Index (limited to less than 25% of its total assets in a single industry, other than U.S. Government obligations); and generally may not invest more than 20% of its total assets in emerging markets.

Buying Fund Investment Style

A description of the investment style of the Buying Fund is set forth below.

Columbia Threadneedle combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Buying Fund’s portfolio. Columbia Threadneedle considers, among other factors:

•	businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;

•	various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. Columbia Threadneedle believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;

•	a company’s current operating margins relative to its historic range and future potential; and

•	potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.

Columbia Threadneedle may sell a security when the security’s price reaches a target set by Columbia Threadneedle; if Columbia Threadneedle believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Comparison of Fundamental Investment Policies

If the Reorganization occurs, the combined Fund will be subject to the fundamental investment policies of the Buying Fund. Columbia Threadneedle does not believe that the differences between the fundamental investment policies of the Selling Fund and the Buying Fund result in any material differences between the way the Funds have been managed and the way the combined Fund will be managed. A “fundamental” investment policy is one that may not be changed without a shareholder vote.

The Funds’ fundamental investment policies are set forth below:

Policy	Columbia International Value Fund (Selling Fund)	Columbia Overseas Value Fund (Buying Fund)
Borrowing/ Issuing Senior Securities

The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

The Fund may not issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

The Fund may not issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Commodities	The Fund may not purchase or sell commodities, except that the Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.	The Fund may not purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.
Diversification	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief obtained by the Fund.	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief obtained by the Fund.

Policy	Columbia International Value Fund (Selling Fund)	Columbia Overseas Value Fund (Buying Fund)
Industry Concentration	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.	The Fund will not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
Lending	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
Real Estate	The Fund may not purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.	The Fund may not purchase or sell real estate, except the Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.
Underwriting	The Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.	The Fund may not underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.

Comparison of Additional Non-Fundamental Investment Policies

There are no material differences between the non-fundamental investment policies of the Funds and therefore the management of the combined Fund in accordance with the non-fundamental investment policies of the Buying Fund following the Reorganization will not result in any material differences between the way the Funds have been managed and the way the combined Fund will be managed.

Differences between the Selling Fund’s fundamental investment policies and holdings and those of the Buying Fund may expose the Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” below.

Comparison of Principal Risks

The principal risks associated with investments in the Buying Fund and the Selling Fund are identical. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time. The Buying Fund and the Selling Fund are subject to each of the principal risks described below.

•	Active Management Risk – Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives.

•	Depositary Receipts Risk – Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

•	Derivatives Risk – Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility for the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

•	Derivatives Risk/Forward Foreign Currency Contracts Risk – These instruments are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk. Investment in these instruments also subjects the Fund to counterparty risk. The Fund’s strategy of investing in these instruments may not be successful and the Fund may experience significant losses as a result.

•	Derivatives Risk/Futures Contracts Risk – The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses for the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

•	Derivatives Risk/Options Risk – The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

•	Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

•	Foreign Securities Risk – Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

•	Investing in Other Funds Risk – The Fund’s investment in other funds (affiliated and/or unaffiliated funds, including exchange-traded funds (ETFs)) subjects the Fund to the investment performance (positive or negative) and risks of the underlying funds in direct proportion to the Fund’s investment therein. In addition, investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. The performance of the underlying funds could be adversely affected if other investors in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of a fund are shared by its investors, redemptions by other investors in the underlying funds could result in decreased economies of scale and increased operating expenses for such fund. Columbia Threadneedle may have potential conflicts of interest in selecting affiliated underlying funds for investment by the Fund because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds, as well as a potential conflict in selecting affiliated funds over unaffiliated funds.

•	Issuer Risk – An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

•	Market Risk – Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt securities may have comparable or greater price volatility.

•	Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the financial services sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

•	Small- and Mid-Cap Company Securities Risk – Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

•	Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager’s perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager’s perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Comparison of Performance

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

•	how each Fund’s performance has varied for each full calendar year shown in the bar chart; and

•	how each Fund’s average annual total returns compare to certain measures of market performance shown in the table.

Both the bar charts and the tables assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. The performance shown reflects any fee waiver or expense reimbursement arrangements in effect for the periods reported. In the absence of such fee waiver or expense reimbursement arrangements, the performance shown would have been lower.

Bar Charts. Class Z share information is shown in the bar charts.

Tables. The tables below show total returns (after applicable sales charges as shown in the Shareholder Fees section of this combined proxy statement/prospectus) from investments in the indicated classes of shares of each Fund. The returns shown are compared to broad measures of market performance shown for the same periods.

The inception date of the Selling Fund’s Class Z shares is December 27, 1995. The returns shown for one or more of the remaining share classes in the table below begin before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The inception date of the Buying Fund’s Class Z shares is March 31, 2008. The returns shown for one or more of the remaining share classes in the table below begin before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Class R shares of the Buying Fund did not commence operations prior to the periods ended shown in the table below and, therefore, performance is not yet available. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

After-Tax Returns

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Z shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

Columbia International Value Fund (Selling Fund)

CLASS Z SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was +22.82% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -17.47% (quarter ended September 30, 2011).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The Fund’s Class Z shares year-to-date return at December 31, 2015 was 4.18%.

Columbia Overseas Value Fund (Buying Fund)

CLASS Z SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was +32.29% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -18.87% (quarter ended September 30, 2011).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The Fund’s Class Z shares year-to-date return at December 31, 2015 was 4.44%.

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2015)

	Share Class Inception Date	1 year	5 years	10 years
Columbia International Value Fund (Selling Fund):
Class Z
Return before taxes	12/27/1995	4.18%	3.91%	3.07%
Return after taxes on distributions		3.86%	3.44%	2.02%
Return after taxes on distributions and sale of Fund shares		2.97%	3.42%	3.03%

Class A
Return before taxes	12/27/1995	-2.07%	2.42%	2.20%

Class B
Return before taxes	05/22/1998	-1.94%	2.50%	2.06%

Class C
Return before taxes	06/15/1998	2.15%	2.88%	2.06%

Class I
Return before taxes	09/27/2010	4.32%	3.30%	2.65%

Class R
Return before taxes	09/27/2010	3.62%	3.36%	2.53%

Class R4
Return before taxes	11/08/2012	4.14%	3.81%	2.90%

Class R5
Return before taxes	11/08/2012	4.26%	3.88%	2.93%

MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		-5.68%	2.55%	1.96%

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2015)

	Share Class Inception Date	1 year	5 years	Life of Fund
Columbia Overseas Value Fund (Buying Fund):
Class Z
Return before taxes	03/31/2008	4.44%	4.79%	0.69%
Return after taxes on distributions		4.09%	4.48%	0.31%
Return after taxes on distributions and sale of Fund shares		3.17%	4.00%	0.73%

Class A
Return before taxes	02/28/2013	-1.93%	3.16%	-0.53%

Class B
Return before taxes	02/28/2013	-1.58%	3.29%	-0.50%

Class C
Return before taxes	02/28/2013	2.42%	3.64%	-0.50%

Class I
Return before taxes	03/31/2011	4.68%	4.95%	0.79%

	Share Class Inception Date	1 year	5 years	Life of Fund

Class K
Return before taxes	02/28/2013	4.40%	4.50%	0.28%

Class R4
Return before taxes	07/01/2015	4.53%	4.81%	0.70%

Class R5
Return before taxes	07/01/2015	4.57%	4.82%	0.71%

Class W
Return before taxes	03/31/2011	4.10%	4.57%	0.52%

Class Y
Return before taxes	07/01/2015	4.52%	4.81%	0.70%

MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		-5.68%	2.55%	-0.36%

Proposal 5. Comparison of Objectives, Strategies and Risks. Reorganization of Columbia International Opportunities Fund into Columbia Select International Equity Fund.

Comparison of the Selling Fund and the Buying Fund

The Selling Fund and the Buying Fund:

•	Have Columbia Threadneedle as investment manager. Threadneedle International Limited (“Threadneedle International”) has served as subadviser to the Buying Fund since April 2011. Threadneedle International is an affiliate of Columbia Threadneedle, and an indirect wholly-owned subsidiary of Ameriprise Financial, Inc., the parent company of Columbia Threadneedle. The Selling Fund does not have a subadviser.

•	Have the same investment objective and similar principal investment strategies.

•	Have the same policies for buying and selling shares and the same exchange rights. Please see Exhibit B for a description of these policies for the Buying Fund.

•	Are structured as series of an open-end management investment company. Each Fund is organized as a series of a Delaware statutory trust.

Comparison of Investment Objectives

The investment objectives of the Funds are as follows:

Selling Fund: Columbia International Opportunities Fund seeks long-term growth of capital.

Buying Fund: Columbia Select International Equity Fund seeks long-term capital growth.

Each Fund seeks the same investment objective.

Because any investment involves risk, there can be no assurance that a Fund’s investment objective will be achieved. The investment objective of each of the Funds may be changed without shareholder approval.

Comparison of Principal Investment Strategies

The Funds have similar principal investment strategies. The Buying Fund normally invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) and the Selling Fund normally invests at least 65% of its total assets in equity securities (including common stock, preferred stock, and depositary receipts) of companies located in at least three countries other than the United States, including emerging market countries. As of December 3, 2015, the Buying Fund and the Selling Fund had invested 79.91% and 98.48% of their net assets, respectively, in equity securities of companies located in countries other than the United States. Each Fund invests in companies that are believed to have the potential for growth and each Fund typically employs a focused portfolio investing style. Each Fund may invest in equity securities of issuers of any market capitalization, as well as companies involved in initial public offerings, tender offers, mergers, other corporate restructurings and other special situations. From time to time, each Fund may focus its investments in certain countries or geographic areas, including the Asia/Pacific region and Europe, and may emphasize one or more economic sectors in selecting its investments, including the financial services sector. Each Fund may also invest in derivatives.

Columbia International Opportunities Fund (Selling Fund)	Columbia Select International Equity Fund (Buying Fund)
Under normal circumstances, the Fund invests at least 65% of its total assets in equity securities (including common stock, preferred stock, and depositary receipts) of companies located in at least three countries other than the United States, including emerging market countries.	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including common stock, preferred stock, and depositary receipts) of established companies located in at least three countries other than the United States, including emerging market countries.
The Fund invests in companies that are believed to have the potential for growth. The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.
The Fund may invest in companies involved in initial public offerings, tender offers, mergers, other corporate restructurings and other special situations. The Fund may invest in equity securities of issuers of any market capitalization.
From time to time, the Fund may focus its investments in certain countries or geographic areas, including the Asia/Pacific region and Europe.
The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.
The Fund may invest in derivatives, including futures contracts in an effort to enhance returns, to hedge existing positions, to manage the Fund’s overall risk exposure, to increase market or other exposure, and/or to increase investment flexibility (including using the derivative as a substitute for a position in an underlying security, asset, or other instrument or reference). Derivatives may be used by the Fund to obtain net long and/or net negative (short) exposure to a security, asset, or other instrument or reference.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.

Buying Fund Investment Style

A description of the investment style of the Buying Fund is set forth below.

Columbia Threadneedle is responsible for oversight of the Fund’s subadviser, Threadneedle International, which chooses investments for the Buying Fund by:

•	Deploying an integrated approach to equity research that incorporates regional analyses, an international sector strategy, and stock specific perspectives;

•	Conducting detailed research on companies in a consistent, strategic and macroeconomic framework;

•	Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles; and

•	Implementing rigorous risk control processes that seek to ensure that the risk and return characteristics of the Buying Fund’s portfolio are consistent with established portfolio management parameters.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Buying Fund’s benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

Comparison of Fundamental Investment Policies

The Funds have the same fundamental investment policies and therefore the management of the combined Fund in accordance with the fundamental investment policies of the Buying Fund following the Reorganization will not result in any material differences between the way the Selling Fund has been managed and the way the combined Fund will be managed. A “fundamental” investment policy is one that may not be changed without a shareholder vote.

Comparison of Additional Non-Fundamental Investment Policies

There are no material differences between the non-fundamental investment policies of the Funds and therefore the management of the combined Fund in accordance with the non-fundamental investment policies of the Buying Fund following the Reorganization will not result in any material differences between the way the Funds have been managed and the way the combined Fund will be managed.

Differences between the Selling Fund’s principal investment strategies and holdings and those of the Buying Fund may expose the Selling Fund’s shareholders to new or increased risks. A comparison of the principal risks of investing in the Selling Fund and the Buying Fund is provided under “Comparison of Principal Risks” below.

Comparison of Principal Risks

The principal risks associated with investments in the Buying Fund and the Selling Fund are identical. The actual risks of investing in each Fund depend on the securities held in each Fund’s portfolio and on market conditions, both of which change over time. The Buying Fund and the Selling Fund are subject to each of the principal risks described below.

•	Active Management Risk – Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives.

•	Depositary Receipts Risk – Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

•

Derivatives Risk – Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility for the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

•	Derivatives Risk/Futures Contracts Risk – The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses for the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

•	Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

•	Focused Portfolio Risk – Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.

•	Foreign Securities Risk – Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

•	Frequent Trading Risk – The portfolio managers may actively and frequently trade investments in the Fund’s portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

•	Geographic Focus Risk – The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.

Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.

The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.

•	Growth Securities Risk – Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•	Issuer Risk – An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

•	Market Risk – Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt securities may have comparable or greater price volatility.

•	Preferred Stock Risk – Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

•	Sector Risk – At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector, including the financial services sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

•	Small- and Mid-Cap Company Securities Risk – Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

•	Special Situations Risk – Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may be exposed to heightened risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Certain “special situation” investments are investments in securities or other instruments that are determined to be illiquid or lacking a readily ascertainable fair value. Certain special situation investments prevent ownership interests therein from being withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized, which may negatively impact Fund performance. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

Comparison of Performance

The following bar charts and tables provide some illustration of the risks of investing in the Funds by showing, respectively:

•	how each Fund’s performance has varied for each full calendar year shown in the bar chart; and

•	how each Fund’s average annual total returns compare to certain measures of market performance shown in the table.

Both the bar charts and the tables assume that all distributions have been reinvested. The performance of different classes varies because of differences in sales charges and other fees and expenses. How a Fund has performed in the past (before and after taxes) does not indicate how the Fund will perform in the future. The performance shown reflects any fee waiver or expense reimbursement arrangements in effect for the periods reported. In the absence of such fee waiver or expense reimbursement arrangements, the performance shown would have been lower.

Bar Charts. Class A share information is shown in the bar charts; the sales charge for Class A shares is not reflected in the bar charts.

Tables. The tables below show total returns (after applicable sales charges as shown in the Shareholder Fees section of this combined proxy statement/prospectus) from investments in the indicated classes of shares of each Fund. The returns shown are compared to broad measures of market performance shown for the same periods.

The inception date of the Selling Fund’s Class A shares is August 1, 2000. The returns shown for one or more of the remaining share classes in the table below begin before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

The inception date of the Buying Fund’s Class A shares is June 3, 1992. The returns shown for one or more of the remaining share classes in the table below begin before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class Z shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.

After-Tax Returns

The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.

Columbia International Opportunities Fund (Selling Fund)

CLASS A SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was +26.57% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -27.68% (quarter ended December 31, 2008).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The Fund’s Class A shares year-to-date return at December 31, 2015 was -0.61%.

Columbia Select International Equity Fund (Buying Fund)

CLASS A SHARE PERFORMANCE

(based on calendar years)

During the periods shown in the bar chart, the highest return for a calendar quarter was +25.94% (quarter ended June 30, 2009) and the lowest return for a calendar quarter was -24.41% (quarter ended December 31, 2008).

These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did. The performance of other share classes may vary from that shown because of differences in expenses.

The Fund’s Class A shares year-to-date return at December 31, 2015 was 1.49%.

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2015)

	Share Class Inception Date	1 year	5 years	10 years
Columbia International Opportunities Fund (Selling Fund):
Class A
Return before taxes	08/01/2000	-6.30%	1.20%	1.96%
Return after taxes on distributions		-6.26%	1.20%	1.46%
Return after taxes on distributions and sale of Fund shares		-3.53%	0.99%	1.65%

Class B
Return before taxes	08/01/2000	-6.25%	1.25%	1.79%

Class C
Return before taxes	08/01/2000	-2.30%	1.63%	1.79%

Class I
Return before taxes	09/27/2010	-0.22	2.93%	2.83%

Class R
Return before taxes	01/23/2006	-0.84%	2.16%	2.31%

Class R4
Return before taxes	11/08/2012	-0.37%	2.56%	2.64%

	Share Class Inception Date	1 year	5 years	10 years

Class Z
Return before taxes	08/01/2000	-0.30%	2.66%	2.81%

MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		-0.81%	3.60%	3.03%

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2015)

	Share Class Inception Date	1 year	5 years	10 years
Columbia Select International Equity Fund (Buying Fund):
Class A
Return before taxes	06/03/1992	-4.35%	1.00%	1.25%
Return after taxes on distributions		-4.26%	0.96%	0.67%
Return after taxes on distributions and sale of Fund shares		-2.37%	0.87%	1.15%

Class B
Return before taxes	06/07/1993	-4.21%	1.04%	1.09%

Class C
Return before taxes	06/17/1992	-0.20%	1.44%	1.09%

Class I
Return before taxes	09/27/2010	1.99%	2.69%	2.23%

Class K
Return before taxes	03/07/2011	1.69%	2.38%	2.01%

Class R
Return before taxes	01/23/2006	1.34%	1.96%	1.61%

Class R4
Return before taxes	11/08/2012	1.68%	2.44%	2.10%

Class R5
Return before taxes	11/08/2012	1.98%	2.57%	2.17%

Class W
Return before taxes	09/27/2010	1.57%	2.21%	1.88%

Class Y
Return before taxes	03/07/2011	1.99%	2.69%	2.22%

Class Z
Return before taxes	12/02/1991	1.77%	2.47%	2.11%

MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		-0.81%	3.60%	3.03%

ADDITIONAL INFORMATION ABOUT EACH REORGANIZATION

Terms of Each Reorganization

The Board of each Fund has approved the Agreement. While shareholders are encouraged to review the Agreement, which has been filed with the SEC as an exhibit to the registration statement of which this combined proxy statement/prospectus is a part, the following is a summary of certain terms of the Agreement:

•	Each Reorganization is expected to occur before the end of the first half of 2016, subject to approval by Selling Fund shareholders, receipt of any necessary regulatory approvals and satisfaction of any other conditions to closing. However, following such approvals, each Reorganization may happen at any time agreed to by the applicable Selling Fund and the corresponding Buying Fund.

•	Each Selling Fund will transfer all of its assets to the corresponding Buying Fund and, in exchange, the corresponding Buying Fund will assume all the Selling Fund’s liabilities and will issue Reorganization Shares to the Selling Fund. The value of each Selling Fund’s assets, as well as the number of Reorganization Shares to be issued to the Selling Fund, will be determined in accordance with the Agreement. The Reorganization Shares will have an aggregate net asset value on the business day immediately preceding the closing of the Reorganization equal to the value of the assets received from the Selling Fund, less the liabilities assumed by the corresponding Buying Fund in the transaction. The Reorganization Shares will immediately be distributed to Selling Fund shareholders in proportion to their holdings of shares of the Selling Fund, in liquidation of the Selling Fund. As a result, shareholders of the Selling Fund will become shareholders of the corresponding Buying Fund. No shareholders of any Selling Fund will pay any sales charge in connection with its Reorganization.

•	The net asset value of each Selling Fund and the corresponding Buying Fund will be computed as of the close of regular trading on the New York Stock Exchange on the business day next preceding the closing date of the applicable Reorganization.

Conditions to Closing Each Reorganization

The completion of each Reorganization is subject to certain conditions described in the Agreement, including:

•	The Selling Fund will have declared and paid one or more dividends that, together with all previous dividends, will distribute all of the Selling Fund’s net investment income and net realized capital gains, if any, to the shareholders of the Selling Fund for its tax year ending on the closing date of the Reorganization, and for prior tax years to the extent such dividends are eligible to be treated as paid in respect of such prior tax years.

•	The Selling Fund and the corresponding Buying Fund will have received any approvals, consents or exemptions from the SEC or any other regulatory body necessary to carry out the Reorganization.

•	A registration statement on Form N-14 relating to the Reorganization will have been filed with the SEC and become effective.

•	The shareholders of the Selling Fund will have approved the Agreement by the requisite vote.

•	The Selling Fund and the corresponding Buying Fund will have received an opinion of tax counsel to the effect that, as described in more detail in the section entitled “Tax Status of the Reorganizations,” the shareholders of the Selling Fund will not recognize gain or loss for U.S. federal income tax purposes upon the exchange of their Selling Fund shares for the Reorganization Shares of the corresponding Buying Fund in connection with the Reorganization and the Selling Fund generally will not recognize gain or loss as a direct result of the Reorganization.

Termination of the Agreement

The Agreement and the transactions contemplated by it may be terminated and abandoned with respect to any Reorganization by mutual agreement of the Selling Fund and the Buying Fund at any time prior to the closing date thereof, or by either the Selling Fund or the Buying Fund in the event of a material breach of the Agreement by the other Fund or a failure of any condition precedent to the terminating Fund’s obligations under the Agreement. In the event of a termination, Columbia Threadneedle will bear all costs associated with the Reorganization.

Tax Status of the Reorganizations

Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As a condition to the closing of each Reorganization, the Selling Fund and the Buying Fund will receive an opinion from Ropes & Gray LLP substantially to the effect that, as further described below, on the basis of existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, generally for U.S. federal income tax purposes:

•	The Reorganization will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code, and the Selling Fund and the Buying Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

•	Under Sections 361 and 357 of the Code, the Selling Fund will not recognize gain or loss upon the transfer of all of its assets to the Buying Fund in exchange for Reorganization Shares and the assumption by the Buying Fund of all of the liabilities of the Selling Fund, or upon the distribution of the Reorganization Shares by the Selling Fund to its shareholders in liquidation, except for (A) any gain or loss recognized on (1) “Section 1256 contracts” as defined in Section 1256(b) of the Code or (2) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (B) any other gain or loss required to be recognized by reason of the Reorganization (1) as a result of the closing of the tax year of the Selling Fund, (2) upon the termination of a position, or (3) upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code.

•	Under Section 354 of the Code, the shareholders of the Selling Fund will not recognize gain or loss upon the exchange of their Selling Fund shares for Reorganization Shares.

•	Under Section 358 of the Code, the aggregate tax basis of Reorganization Shares that a Selling Fund shareholder receives in the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares exchanged therefor.

•	Under Section 1223(1) of the Code, a Selling Fund shareholder’s holding period for the Reorganization Shares received in the Reorganization will include the shareholder’s holding period for the Selling Fund shares exchanged therefor, provided the shareholder held such Selling Fund shares as capital assets.

•	Under Section 1032 of the Code, the Buying Fund will not recognize gain or loss upon the receipt of assets of the Selling Fund in exchange for Reorganization Shares and the assumption by the Buying Fund of all of the liabilities of the Selling Fund.

•	Under Section 362(b) of the Code, the Buying Fund’s tax basis in the assets of the Selling Fund transferred to the Buying Fund in the Reorganization will be the same as the Selling Fund’s tax basis in such assets immediately prior to the Reorganization, adjusted for any gain or loss required to be recognized as described in the second bullet.

•	Under Section 1223(2) of the Code, the Buying Fund’s holding periods in the assets received from the Selling Fund in the Reorganization, other than any asset with respect to which gain or loss is required to be recognized as described in the second bullet, will include the periods during which such assets were held or treated for federal income tax purposes as being held by the Selling Fund.

•	The Buying Fund will succeed to and take into account the items of the Selling Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

Each opinion will be based on certain factual certifications made by the officers of the Selling Fund and the Buying Fund and will also be based on customary assumptions. Each opinion will note and distinguish certain published precedent. It is possible that the Internal Revenue Service (the “IRS”) or a court could disagree with Ropes & Gray LLP’s opinion, which therefore cannot be free from doubt.

Opinions of counsel are not binding upon the IRS or the courts. If a Reorganization were consummated but did not qualify as a tax-free reorganization under the Code, a shareholder of the Selling Fund would recognize a taxable gain or loss for federal income tax purposes equal to the difference between its tax basis in its Selling Fund shares and the fair market value of the Reorganization Shares it received. Shareholders of a Selling Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances.

A portion of the portfolio assets of each Buying Fund and Selling Fund may be sold at any time before or after the Reorganization in connection with its Reorganization. The actual tax effect of any such sales depends on the difference between the price at which such portfolio assets are sold and the tax basis in such assets of the Fund making the sale. Any capital gains recognized in these sales on a net basis, after reduction by any available capital losses, will be distributed to shareholders as capital gain dividends (to the extent of net realized long-term capital gains over net realized short-term capital losses) and/or ordinary dividends (to the extent of net realized short-term capital gains over net realized long-term capital losses) during or with respect to the year of sale, and such distributions will be taxable to shareholders. Each Reorganization will end the tax year of the applicable Selling Fund, and potentially will accelerate any distributions to shareholders from the Selling Fund for its short tax year ending on the date of the Reorganization. Those tax year-end distributions will be taxable and will include any undistributed capital gains resulting from portfolio turnover prior to the Reorganization.

Prior to the closing of each Reorganization, the Selling Fund will, and the Buying Fund may, declare a distribution to shareholders, which, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization, and may include undistributed income or gains from prior years. These distributions will be taxable to shareholders, and such distributions by the Selling Fund will include any distributable, but undistributed, capital gains resulting from portfolio turnover prior to the Reorganization.

A Fund’s ability to carry forward capital losses and to use them to offset future gains may be limited as a result of its Reorganization. First, a Fund’s “pre-acquisition losses” (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of the combined Fund to the extent such pre-acquisition losses exceed an annual limitation amount. Second, one Fund’s pre-acquisition losses cannot be used to offset gains in another Fund that are unrealized (“built in”) at the time of the Reorganization and that exceed certain thresholds (“non-de minimis built-in gains”) for five tax years. Third, the Selling Fund’s loss carryforwards, as limited under the previous two rules, are permitted to offset only that portion of the gains of the Buying Fund for the taxable year of the Reorganization that is equal to the portion of the Buying Fund’s taxable year that follows the date of the Reorganization (prorated according to number of days). Therefore, in certain circumstances, shareholders of a Fund may pay taxes sooner, or pay more taxes, than they would have had the Reorganization not occurred.

In addition, the combined Fund will have tax attributes that reflect a blending of the tax attributes of each Fund at the time of the Reorganization (including as affected by the rules described above). Therefore, the shareholders of the Selling Fund will in each case receive a proportionate share of any unrealized gains in the combined Fund’s assets, as well as any taxable income or gains realized by the Buying Fund but not distributed to its shareholders prior to the Reorganization, when such income or gains are eventually distributed by the Buying Fund. As a result, shareholders of the Selling Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred. In addition, any pre-acquisition losses of the Selling Fund (whether realized or unrealized) remaining after the operation of the limitation rules described above will become available to offset capital gains realized by the combined Fund after the Reorganization and thus may reduce subsequent capital gain distributions to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to Selling Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred.

The realized and unrealized gains and losses of each Fund at the time of the Reorganization, and the occurrence of other Reorganizations involving the same Buying Fund, will determine the extent to which the combining Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier or in greater amounts than would have been the case absent the Reorganization. The effect of the rules described above will depend on the relative sizes of, and the losses and gains (both realized and unrealized) in, each Fund at the time of the Reorganization and thus cannot be calculated precisely prior to the Reorganization.

The following paragraphs provide a brief summary of the tax effect of each Reorganization assuming all Reorganizations occurred on September 30, 2015. As noted above, the tax effect of a Reorganization depends on each Fund’s relative tax situation at the time of the Reorganization, which situation will be different than the tax situation on September 30, 2015 and cannot be calculated precisely prior to the Reorganization. Portfolio turnover in a Fund, market fluctuations, redemption activity, the nonoccurrence of one or more other Reorganizations into the same Buying Fund, or changes in the tax laws could cause the actual tax effect of the Reorganization to differ substantially from that described below. For purposes of the following discussion, a Fund’s “net realized losses” consist of its capital loss carryforwards plus year-to-date net realized losses or net of year-to-date net realized gains, in each case as of September 30, 2015.

Proposal 1. Reorganization of Columbia Value and Restructuring Fund into Columbia Contrarian Core Fund.

As of September 30, 2015, the Selling Fund had no net realized losses, negligible year-to-date net realized gains and net unrealized gains equal to about 19% of net assets. The Buying Fund had negligible year-to-date net realized losses and net unrealized gains equal to about 11% of net assets.

If the Reorganization had occurred on September 30, 2015, it would have enabled the Selling Fund to spread its proportionately larger net unrealized gains, if and when realized after the Reorganization, across the larger combined Fund, resulting in a potential tax benefit to Selling Fund shareholders and a potential tax cost to Buying Fund shareholders.

Proposal 2. Reorganizations of Columbia Large Cap Growth Fund II, Columbia Large Cap Growth Fund III, Columbia Large Cap Growth Fund IV and Columbia Large Cap Growth Fund V into Columbia Large Cap Growth Fund.

As of September 30, 2015, Columbia Large Cap Growth Fund II had, net of year-to-date realized gains, net realized losses equal to about 164% of net assets, consisting of carryforward losses set to expire in four years, and net unrealized gains equal to about 9% of net assets. Columbia Large Cap Growth Fund III had no net realized losses, year-to-date realized gains equal to about 16% of net assets and net unrealized gains equal to about 12% of net assets. Columbia Large Cap Growth Fund IV had year-to-date net realized losses equal to about 5% of net assets and net unrealized gains equal to about 8% of net assets. Columbia Large Cap Growth Fund V had no net realized losses, year-to-date net realized gains equal to about 22% of net assets and net unrealized gains equal to about 10% of net assets. Columbia Large Cap Growth Fund had year-to-date net realized gains equal to about 1% of net assets, carryforward losses equal to less than 1% of net assets, all of which were set to expire in one to two years, and net unrealized gains equal to about 15% of net assets.

If all four Reorganizations had occurred on September 30, 2015, Columbia Large Cap Growth Fund II would have been required to share its proportionately larger net realized losses with the larger combined Fund, thereby creating a potential tax cost to its shareholders and potential tax benefits to shareholders of the other four Funds. The loss limitation rules would have limited the combined Fund’s ability to use the net realized losses shared by Columbia Large Cap Growth Fund II to offset gains recognized, thereby potentially resulting in turn in earlier and larger taxable distributions and therefore adding to the potential tax cost to Columbia Large Cap Growth Fund II shareholders, as well as diminishing the potential tax benefits to shareholders of the other four Funds. Each of the other four Funds would have become subject to its own annual loss limitation, but that limitation would have had no effect on Columbia Large Cap Growth Fund, Columbia Large Cap Growth Fund III or Columbia Large Cap Growth Fund V shareholders, as those three Funds had no pre-Reorganization losses, and little to no effect on Columbia Large Cap Growth Fund IV shareholders, as that Fund’s only realized losses were from the year to date, and not substantially in excess of the annual loss limitation. Finally, if and when realized after the Reorganizations, the proportionately larger net unrealized gains of Columbia Large Cap Growth Fund would have been spread across the larger combined Fund, thereby adding to the potential tax benefit to its shareholders and the potential tax cost to shareholders of Columbia Large Cap Growth Fund II, and reducing or eliminating the potential tax benefit to shareholders of Columbia Large Cap Growth Fund III, Columbia Large Cap Growth Fund IV and Columbia Large Cap Growth Fund V.

Proposal 3. Reorganization of Columbia Multi-Advisor Small Cap Value Fund into Columbia Select Smaller-Cap Value Fund.

As of September 30, 2015, the Selling Fund had no net realized losses, and net realized and unrealized gains each equal to about 3% of net assets. Buying Fund had, net of year-to-date realized gains, net realized losses equal to about 1% of net assets, consisting of carryforward losses set to expire in one to two years, and net unrealized gains equal to about 20% of net assets.

If the Reorganization had occurred on September 30, 2015, it would have enabled the Buying Fund to spread its proportionately larger net unrealized gains, if and when realized after the Reorganization, across the larger combined Fund, resulting in a potential tax cost to Selling Fund shareholders and a potential tax benefit to Buying Fund shareholders.

Proposal 4. Reorganization of Columbia International Value Fund into Columbia Overseas Value Fund.

As of September 30, 2015, the Selling Fund had, net of year-to-date realized gains, net realized losses equal to about 322% of net assets, consisting of carryforward losses about half of which were set to expire in three to four years and the other half of which never expire. The Selling Fund had net unrealized losses equal to about 10% of net assets. Buying Fund had, net of year-to-date realized gains, net realized losses equal to about 2% of net assets, consisting of carryforward losses a portion of which were subject to a prior loss limitation and the majority of which never expire. The Buying Fund had net unrealized losses equal to about 5% of net assets.

If the Reorganization had occurred on September 30, 2015, it would have caused Selling Fund’s carryforward losses otherwise set to expire, to expire one year earlier than they otherwise would have, and the Selling Fund would have become subject to an annual loss limitation, but, given the tax rule requiring nonexpiring losses to be used first, those expiring loss carryforwards would almost surely have expired unused in any event. Thus, as a practical matter the limitation would have limited only the combined Fund’s use of the Selling Fund’s nonexpiring losses. The Reorganization would nonetheless have required the Selling Fund to share its proportionately larger net realized losses with the larger combined Fund, thereby adding to the potential tax cost to Selling Fund shareholders and resulting in a potential tax benefit to Buying Fund shareholders.

Proposal 5. Reorganization of Columbia International Opportunities Fund into Columbia Select International Equity Fund.

As of September 30, 2015, the Selling Fund had, net of year-to-date realized gains, net realized losses equal to about 575% of net assets, consisting of carryforward losses set to expire in two to three years, and net unrealized losses equal to about 13% of net assets. Buying Fund had, net of year-to-date realized gains, net realized losses equal to about 143% of net assets, consisting of carryforward losses all of which were set to expire in one to two years, and net unrealized losses equal to about 2% of net assets.

If the Reorganization had occurred on September 30, 2015, it would have caused Selling Fund’s carryforward losses to expire one year earlier than they otherwise would have, thereby resulting in a potential tax cost to Selling Fund shareholders. The Selling Fund would have technically also become subject to an annual loss limitation; the loss limitation would not have had any practical effect, as Buying Fund had ample carryforward losses to offset any gains. The Reorganization would have had no tax effect on Buying Fund shareholders, as Buying Fund’s carryforward losses would not have been subject to limitation, and would have sufficed to offset any realized gains of the combined Fund.

Reasons for the Proposed Reorganizations and Board Deliberations

Each Reorganization was reviewed by the Board of the Selling Fund involved therein, with the advice and assistance of Fund counsel and independent legal counsel to such Board. Columbia Large Cap Growth Fund II, Columbia Large Cap Growth Fund III, Columbia Large Cap Growth Fund IV, Columbia Large Cap Growth Fund V, Columbia Multi-Advisor Small Cap Value Fund, Columbia International Value Fund and Columbia International Opportunities Fund are overseen by one Board (the “Columbia Funds Board”); Columbia Value and Restructuring Fund is overseen by a second Board (the “Columbia Atlantic Board”). Information on the members of the Columbia Funds Board and the Columbia Atlantic Board and their respective governance structures can be found in the Statement of Additional Information dated January 1, 2016, as supplemented to date, for each Selling Fund overseen by the Columbia Funds Board and the Columbia Atlantic Board, respectively. At regular meetings of the Columbia Funds Board in November 2015 and December 2015 and of the Columbia Atlantic Board or a Committee thereof in November 2015 and December 2015, each Board considered the Reorganization of each Selling Fund overseen by it, as proposed by Columbia Threadneedle. In connection with those Board or Committee meetings, Columbia Threadneedle and its affiliates provided background materials, analyses and other information to each Board regarding, among other things, the topics discussed below, including responses to specific requests by each Board, and responded to questions raised by each Board or Committee at those meetings.

After each Board reviewed, evaluated and discussed the materials, analyses and information provided to it that the Board considered relevant to its deliberations, each Board, including the independent Board members thereof, unanimously approved the Reorganization of each Selling Fund overseen by it. Each Board, including the independent Board members thereof, also unanimously determined that participation by each Selling Fund overseen by it in its Reorganization was in the best interests of the Selling Fund and that the interests of existing shareholders of the Selling Fund would not be diluted as a result of the Reorganization.

The general factors considered by each Board in assessing and approving each applicable Reorganization included, among others, in no order of priority:

1.	various potential benefits of the Reorganization to the shareholders of the Selling Fund;

2.	the Reorganization as part of Columbia Threadneedle’s overall commitment to streamline and to improve its fund offerings for the benefit of Fund shareholders;

3.	the substantial similarities of the investment objectives and principal investment strategies of the Selling Fund and the corresponding Buying Fund;

4.

the operating expenses that shareholders of each class of shares of the Selling Fund and Buying Fund are expected to experience as shareholders of the Buying Fund after the Reorganization relative to the operating expenses currently borne by such shareholders, including that, on a net basis, such expenses are expected to decline or remain the same as a result of the Reorganization (see “Fees and Expenses”);

5.	the current assets of the Selling Fund and the corresponding Buying Fund, and the anticipated combined pro forma assets of the Buying Fund after the Reorganization and potential for economies of scale;

6.	the portfolio management team expected to be responsible for the combined Fund, and the historical performance of the Selling Fund and the corresponding Buying Fund, recognizing that no assurances can be given that the Buying Fund will achieve any particular level of performance after the Reorganization;

7.	the likelihood that the Selling Fund would achieve and/or maintain sufficient size to ensure its continued economic viability absent the Reorganization, and the Buying Fund’s relative prospects for attracting additional assets after the Reorganization;

8.	the anticipated tax-free nature of the exchange of shares in the Reorganization, and other expected U.S. federal income tax consequences of the Reorganization, including potential limitations on the Buying Fund’s use of the Selling Fund’s pre-merger losses for U.S. federal income tax purposes after the Reorganization and the potential diminution of the Buying Fund’s ability to use those losses to offset future gains (see “Tax Status of the Reorganizations”);

9.	the potential benefits of the Reorganization to Columbia Threadneedle and its affiliates;

10.	that shareholders of the Selling Fund will experience no material change in shareholder services as a result of the Reorganization;

11.	brokerage costs resulting from the Reorganization (e.g., the Selling Fund’s turnover associated with and resulting from the sale of any securities the Buying Fund cannot, or does not wish to, acquire);

12.	that the direct costs associated with the Reorganization will be borne by the Selling Fund only to the extent that Columbia Threadneedle anticipates a reduction in expenses to shareholders of the Selling Fund in the first year following the Reorganization;

13.	that, with respect to Columbia Large Cap Growth Fund III, Columbia Large Cap Growth Fund IV and Columbia Large Cap Growth Fund V, Columbia Threadneedle has agreed to bear at least 50 percent of the Reorganization costs of each Selling Fund, such that each Selling Fund would only bear up to 50 percent of the reorganization costs, and only to the extent such costs would not exceed the estimated savings experienced by the Fund’s shareholders in the first year following the Reorganization;

14.	that, with respect to Columbia Large Cap Growth Fund II, Columbia Threadneedle has agreed to bear all of the direct costs of the Selling Fund associated with the Reorganization; and

15.	Columbia Threadneedle’s representation that the Reorganization is not expected to result in the diminution in the level or quality of services that the Selling Fund shareholders currently receive.

In their deliberations, the Boards did not identify any single factor that was paramount or controlling and individual Board members may have attributed different weights to various factors. Each Board also evaluated the information available to it on a Selling Fund-by-Selling Fund basis, and made determinations separately in respect of each Selling Fund it oversees. Certain of the factors considered by each Board are discussed in more detail below.

STREAMLINED PRODUCT LINE. Each Board considered that the Reorganizations are part of a larger effort intended, among other things, to streamline Columbia Threadneedle’s product offerings by reducing the number of funds in the Columbia Fund Complex. Reducing the number of funds in the complex is intended to enhance the funds’ prospects for attracting additional assets by better differentiating the funds for potential shareholders (which may lead to a more concentrated selling effort).

CONTINUITY OF INVESTMENT. Each Board took into account the fact that each applicable Selling Fund and its corresponding Buying Fund have substantially similar investment objectives and, in some cases, substantially identical principal investment strategies. Specifically, the relevant Board noted the following with respect to each Reorganization:

Proposal 1

Columbia Value and Restructuring Fund into Columbia Contrarian Core Fund.

Among other factors, the Columbia Atlantic Board considered that both Columbia Value and Restructuring Fund and the Buying Fund have similar investment objectives. The Board noted that the Funds have similar principal investment strategies as each Fund normally invests primarily in common stocks that have larger market capitalizations (generally over $2 billion). The Board also noted that the Funds have the same lead portfolio manager.

Proposal 2

Columbia Large Cap Growth Fund II into Columbia Large Cap Growth Fund.

Among other factors, the Columbia Funds Board considered that the Funds have substantially similar investment objectives and the same principal investment strategies, as each Fund normally invests at least 80% of its net assets in equity securities of large-capitalization companies with market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $908 million and $688.4 billion as of October 31, 2015). The Board also noted that, as of November 20, 2015, the Funds share the same portfolio management team.

Columbia Large Cap Growth Fund III into Columbia Large Cap Growth Fund.

Among other factors, the Columbia Funds Board considered that the Funds have substantially similar investment objectives. The Board noted that the Funds have substantially similar principal investment strategies, as each Fund normally invests at least 80% of its net assets in equity securities of large-capitalization companies with market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $908 million and $688.4 billion as of October 31, 2015). The Board also noted that, as of November 20, 2015, the Funds share the same portfolio management team. The Board did note that the Selling Fund portfolio is significantly more concentrated than that of the Buying Fund.

Columbia Large Cap Growth Fund IV into Columbia Large Cap Growth Fund.

Among other factors, the Columbia Funds Board considered that the Funds have substantially similar investment objectives and the same principal investment strategies, as each Fund normally invests at least 80% of its net assets in equity securities of large-capitalization companies with market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $908 million and $688.4 billion as of October 31, 2015). The Board also noted that, as of November 20, 2015, the Funds share the same portfolio management team.

Columbia Large Cap Growth Fund V into Columbia Large Cap Growth Fund.

Among other factors, the Columbia Funds Board considered that the Funds have substantially similar investment objectives and the same principal investment strategies, as each Fund normally invests at least 80% of its net assets in equity securities of large-capitalization companies with market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $908 million and $688.4 billion as of October 31, 2015). The Board also noted that, as of November 20, 2015, the Funds share the same portfolio management team.

Proposal 3

Columbia Multi-Advisor Small Cap Value Fund into Columbia Select Smaller-Cap Value Fund.

Among other factors, the Columbia Funds Board considered that the Funds seek the same investment objective. The Board also noted that the Funds have substantially similar principal investment strategies. The Board noted that the Buying Fund normally invests at least 80% of its net assets in equity securities of smaller capitalization issuers that have market capitalizations in the range of companies in the Russell 2000 Value Index at the time of purchase (between $44 million and $4.6 billion as of October 31, 2015); whereas, the Multi-Advisor Small Cap Value Fund similarly invests at least 80% of its net assets in small cap companies that have a market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000 Value Index. The Board did consider though that the Buying Fund is managed directly and exclusively by Columbia Threadneedle, whereas the Selling Fund currently has multiple subadvisers responsible for day-to-day portfolio management of the Fund subject to oversight of Columbia Threadneedle. The Board noted the proposal (considered later in the meeting) to terminate the subadvisers and align the portfolio management teams effective February 22, 2016.

Proposal 4

Columbia International Value Fund into Columbia Overseas Value Fund.

Among other factors, the Columbia Funds Board considered that the Funds seek the same investment objective and have the same principal investment strategies. Each Fund normally invests at least 80% of its total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Board also noted that the Funds share the same portfolio management team.

Proposal 5

Columbia International Opportunities Fund into Columbia Select International Equity Fund.

Among other factors, the Columbia Funds Board considered that the Funds seek the same investment objective. The Board also considered that the Funds have similar principal investment strategies, as the Selling Fund normally invests at least 65% of its total assets in equity securities of companies located in at least three countries other than the United States, including emerging market countries, and the Buying Fund similarly invests, under normal circumstances, at least 80% of its net assets in equity securities of established companies located in at least three countries other than the United States, including emerging market countries. The Board also noted that the Funds share the same portfolio management team.

EXPENSE RATIO. Each Board took into account the fact that the total annual operating expense ratio of each applicable Selling Fund (net of applicable waivers/reimbursements) is expected to decrease or remain unchanged following its Reorganization.

INVESTMENT PERFORMANCE. Each Board considered the relative performance record of each Selling Fund overseen by it and of each corresponding Buying Fund, noting, however, that past performance is no guarantee of future results. Specifically, the relevant Board noted the following with respect to each Reorganization:

Proposal 1

Columbia Value and Restructuring Fund into Columbia Contrarian Core Fund.

Among other factors, the Columbia Atlantic Board considered the relative performance of the Funds for periods ending September 30, 2015, during which Columbia Contrarian Core Fund’s performance was better for the one-, five-, and ten-year periods, but Columbia Value and Restructuring Fund’s performance was better for the three-year period.

Proposal 2

Columbia Large Cap Growth Fund II into Columbia Large Cap Growth Fund.

Among other factors, the Columbia Funds Board considered the relative performance of the Funds for periods ending September 30, 2015, during which Columbia Large Cap Growth Fund’s performance was better than the Selling Fund for the one-, three-, five-, and ten-year periods. The Board noted, however, that since November 20, 2015, both Funds have the same portfolio management team, which is managing both Funds in a substantially identical investment style.

Columbia Large Cap Growth Fund III into Columbia Large Cap Growth Fund.

Among other factors, the Columbia Funds Board considered the relative performance of the Funds for periods ending September 30, 2015, during which Columbia Large Cap Growth Fund’s performance was better than the Selling Fund for the one-, three-, five- and ten-year periods. The Board noted, however, that since November 20, 2015, both Funds have the same portfolio management team, which is managing both Funds in a substantially identical investment style.

Columbia Large Cap Growth Fund IV into Columbia Large Cap Growth Fund.

Among other factors, the Columbia Funds Board considered the relative performance of the Funds for periods ending September 30, 2015, during which Columbia Large Cap Growth Fund’s performance was better than the Selling Fund for the one-, three- and five-year periods. The Board noted that ten-year performance information for Columbia Large Cap Growth Fund IV was not available. The Board further noted that since November 20, 2015, both Funds have the same portfolio management team, which is managing both Funds in a substantially identical investment style.

Columbia Large Cap Growth Fund V into Columbia Large Cap Growth Fund.

Among other factors, the Columbia Funds Board considered the relative performance of the Funds for periods ending September 30, 2015, during which the Columbia Large Cap Growth Fund’s performance was better than the Selling Fund for the one-, three-, five- and ten-year periods. The Board noted, however, that since November 20, 2015, both Funds have the same portfolio management team, which is managing both Funds in a substantially identical investment style.

Proposal 3

Columbia Multi-Advisor Small Cap Value Fund into Columbia Select Smaller-Cap Value Fund.

Among other factors, the Columbia Funds Board considered the relative performance of the Funds for periods ending September 30, 2015, during which Columbia Select Smaller-Cap Value Fund’s performance was better than the Selling Fund for the one-, three-, five- and ten-year periods. The Trustees also considered that, if the proposed termination of each of the subadvisers were approved, both Funds would be managed by the same team in a substantially identical investment style prior to the Reorganization.

Proposal 4

Columbia International Value Fund into Columbia Overseas Value Fund.

Among other factors, the Columbia Funds Board considered the relative performance of the Funds for periods ending September 30, 2015, during which Columbia Overseas Value Fund’s performance was better than the Selling Fund for the one- and five-year periods, but Columbia International Value Fund’s performance was better than the Buying Fund for the three-year period. The Board noted that ten-year performance information for Columbia Overseas Value Fund was not available and that since 2013, both Funds have had the same portfolio management team, which is managing both Funds in a substantially identical investment style.

Proposal 5

Columbia International Opportunities Fund into Columbia Select International Equity Fund.

Among other factors, the Columbia Funds Board considered the relative performance of the Funds for periods ending September 30, 2015, during which Columbia International Opportunities Fund’s performance was better than the Selling Fund for the one-, three-, five- and ten-year periods.

ECONOMIES OF SCALE. Each Board observed that, in addition to the potential to realize immediate economies associated with consolidating each Selling Fund into a larger combined Fund, such as the elimination of duplicative costs, the combined funds may be able to take advantage of other economies of scale associated with larger funds. For example, a larger fund may benefit from fee breakpoints more quickly, may have an enhanced ability to effect portfolio transactions on favorable terms and may have greater investment flexibility. Each Board also considered the potential benefits to Columbia Threadneedle resulting from the Reorganizations, in the long-term, and whether those benefits were shared with Fund shareholders. Each Board also considered Columbia Threadneedle’s belief that each Buying Fund would be better positioned to experience growth in assets from investor inflows than each Selling Fund overseen by such Board.

TAX CONSEQUENCES. Each Board examined the relative tax situations of the Selling Funds and the corresponding Buying Funds. Each Board also considered the anticipated tax-free nature of the exchange of shares in the Reorganizations, and other expected U.S. federal income tax consequences of the Reorganizations (such as the resulting tax impact of each proposed Reorganization to the Selling Funds’ shareholders, including the considerations concerning the effect of loss and loss carryforward positions of the affected Funds).

Board Recommendation and Required Vote

The Board of each Selling Fund unanimously recommends that shareholders of that Selling Fund approve the proposed Agreement.

For each Selling Fund, the Agreement must be approved by the affirmative vote of a majority of the outstanding voting securities of the Selling Fund, as defined in the 1940 Act. A vote of a majority of the outstanding voting securities of the Selling Fund is defined in the 1940 Act as the affirmative vote of the lesser of (a) 67% or more of the voting securities of the Selling Fund that are present or represented by proxy at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Selling Fund are present or represented by proxy at the Meeting; or (b) more than 50% of the outstanding voting securities of the Selling Fund.

If the Agreement is not approved for a Selling Fund, the applicable Board will consider what further action should be taken with respect to the Selling Fund. The approval of the Reorganization of one Selling Fund is not conditioned upon the approval of the Reorganization of any other Selling Fund.

If shareholders approve the Reorganization of a Selling Fund, it is anticipated that the Reorganization would occur before the end of the first half of 2016.

SECTION B — PROXY VOTING AND SHAREHOLDER MEETING INFORMATION

Voting. Shareholders of record of each Selling Fund on January 22, 2016 (the “Record Date”) are entitled to vote at the Meeting. With respect to each Reorganization, shares of each of Columbia Value and Restructuring Fund, Columbia Large Cap Growth Fund IV and Columbia Multi-Advisor Small Cap Value Fund are entitled to one vote for each dollar of net asset value (number of shares owned times net asset value per share), or a proportional fractional vote for each fractional dollar, represented by those shares on the Record Date, and shares of each of Columbia Large Cap Growth Fund II, Columbia Large Cap Growth Fund III, Columbia Large Cap Growth Fund V, Columbia International Value Fund and Columbia International Opportunities Fund are entitled to one vote per share or a proportional fractional vote for each fractional share. All share classes of a Selling Fund will vote together as one class on the Selling Fund’s proposed Reorganization. The total number of shares of each class of each Selling Fund outstanding as of the close of business on the Record Date, and the total number of votes to which shareholders of such class are entitled at the Meeting, are set forth below.

	Class A	Class B	Class C	Class I
Columbia Value and Restructuring Fund
Shares Outstanding	1,722,073.034		603,505.035	51.484
Total Votes to which Entitled	65,025,477.76		22,432,282.15	1,935.80
Columbia Large Cap Growth Fund II
Shares Outstanding	20,076,751.245	512,361.468	11,497,169.443
Total Votes to which Enti tled	20,076,751.245	512,361.468	11,497,169.443
Columbia Large Cap Growth Fund III
Shares Outstanding	24,571,258.027	193,293.358	13,396,680.110	121.418
Total Votes to which Entitled	24,571,258.027	193,293.358	13,396,680.110	121.418
Columbia Large Cap Growth Fund IV
Shares Outstanding	4,595,842.704		1,830,116.788	162.492
Total Votes to which Entitled	53,771,359.64		20,735,223.21	1,907.66
Columbia Large Cap Growth Fund V
Shares Outstanding	18,848,692.310	100,949.385	15,166,073.758	97.379
Total Votes to which Entitled	18,848,692.310	100,949.385	15,166,073.758	97.379
Columbia Multi-Advisor Small Cap Value Fund
Shares Outstanding	42,513,703.642	509,588.430	1,762,900.311	3,449,167.023
Total Votes to which Entitled	210,442,833.03	2,155,559.06	7,492,326.32	18,384,060.23
Columbia International Value Fund
Shares Outstanding	4,935,976.481	12,234.760	1,458,398.520	166.100
Total Votes to which Entitled	4,935,976.481	12,234.760	1,458,398.520	166.100
Columbia International Opportunities Fund
Shares Outstanding	2,900,503.227	63,984.725	782,490.067	2,135,005.016
Total Votes to which Entitled	2,900,503.227	63,984.725	782,490.067	2,135,005.016

Class K	Class R	Class R4	Class R5	Class W	Class Y	Class Z	Total

	200,062.531	174,312.068	369,271.795	51.473	40,351.741	34,005,090.286	37,114,769.447
	7,542,357.42	6,723,216.46	14,246,505.85	1,942.59	1,553,138.51	1,282,672,005.59	1,400,198,862.136

	776,841.826	56,501.052	29,357.122			8,764,095.576	41,713,077.732
	776,841.826	56,501.052	29,357.122			8,764,095.576	41,713,077.732

		729,417.220	310,883.586			9,088,711.272	48,290,364.991
		729,417.220	310,883.586			9,088,711.272	48,290,364.991

	67,498.046	93,840.671	18,924.461			1,047,385.591	7,653,770.753
	776,902.51	1,094,182.22	225,390.33			12,359,149.97	88,964,115.539

	1,112,515.455	1,116,553.347	366,619.843	102.753		27,815,594.329	64,527,198.559
	1,112,515.455	1,116,553.347	366,619.843	102.753		27,815,594.329	64,527,198.559

171,891.304	1,047,508.263	1,512,926.784	3,296,596.856		386.399	1,269,663.488	55,534,332.500
883,521.30	5,101,365.24	7,655,409.53	17,241,201.56		2,028.59	6,703,823.22	276,062,128.08

	24,196.642	824,919.731	950,127.591			4,179,376.977	12,385,396.802
	24,196.642	824,919.731	950,127.591			4,179,376.977	12,385,396.802

	45,800.694	14,188.514				2,096,679.278	8,038,651.521
	45,800.694	14,188.514				2,096,679.278	8,038,651.521

Quorum and Methods of Tabulation. A quorum is required for shareholders of a Selling Fund to take action at the Meeting. For Columbia Large Cap Growth Fund II, Columbia Large Cap Growth Fund III, Columbia Large Cap Growth Fund V, Columbia International Value Fund and Columbia International Opportunities Fund, thirty three and one-third percent (33 1⁄3%) of the shares outstanding and entitled to vote, present at the Meeting in person or by proxy, constitutes a quorum. For Columbia Value and Restructuring Fund, thirty percent (30%) of the votes entitled to be cast at the Meeting, present at the Meeting in person or by proxy, constitutes a quorum. For Columbia Large Cap Growth Fund IV and Columbia Multi-Advisor Small Cap Value Fund, ten percent (10%) of the votes entitled to be cast at the Meeting, present at the Meeting in person or by proxy, constitutes a quorum.

All shares represented at the Meeting in person or by proxy will be counted for purposes of establishing a quorum. Broker non-votes will be counted for purposes of establishing a quorum but not toward the approval of any proposal. (Broker non-votes are shares for which the underlying owner has not voted and the broker holding the shares does not have authority to vote.) Abstentions and broker non-votes will have the effect of votes against the proposal. In certain circumstances in which a Selling Fund has received sufficient votes to approve a Reorganization, the Selling Fund may request that brokers and nominees, in their discretion, withhold submission of broker non-votes in order to avoid the need for solicitation of additional votes in favor of the proposal. A Selling Fund may also request that selected brokers and nominees, in their discretion, submit broker non-votes, if doing so is necessary to obtain a quorum.

If your shares are held in an IRA account, you have the right to vote those shares. If you do not provide voting instructions with respect to your shares, your IRA custodian may or may not, depending upon the terms of your IRA agreement, vote shares for which it has not received your voting instructions. Please consult your IRA agreement and/or financial advisor for more information.

Shareholder Proxies. If you properly authorize your proxy by internet or telephone, or by executing and returning the enclosed proxy card by mail, and your proxy is not subsequently revoked, your vote will be cast at the Meeting and at any postponement or adjournment thereof. If you give instructions, your vote will be cast in accordance with your instructions. If you return your signed proxy card without instructions, your vote will be cast in favor of the Reorganization of your Selling Fund. Your votes will be cast in the discretion of the proxy holders on any other matter that may properly come before the Meeting, including, but not limited to, proposing the adjournment of the Meeting with respect to one or more proposals in the event that sufficient votes in favor of any proposal are not received. Not all proposals affect each Selling Fund, and shareholders of a Selling Fund will be entitled to cast votes and authorize proxies on only those proposals affecting the Selling Fund in which they are shareholders.

If you intend to vote in person at the Meeting, please call 800-708-7953 to obtain important information regarding your attendance at the Meeting, including directions.

Proxy Statement Delivery. “Householding” is the term used to describe the practice of delivering one copy of a document to a household of shareholders instead of delivering one copy of a document to each shareholder in the household. Certain shareholders of the Selling Funds who share a common address and who have not opted out of the householding process may receive a single copy of the combined proxy statement/prospectus along with the proxy cards. If you received more than one copy of the combined proxy statement/prospectus, you may elect to household in the future if permitted by your financial intermediary. Contact the financial intermediary through which you purchased your shares to determine whether householding is an option for your account. If you received a single copy of the combined proxy statement/prospectus, you may opt out of householding in the future by contacting your financial intermediary.

An additional copy of this combined proxy statement/prospectus may be obtained by writing or calling the Selling Funds’ proxy solicitor, Computershare Fund Services, at c/o Operation Department, 280 Oser Avenue, Hauppauge, NY 11788, or toll free at 800-708-7953.

Revoking Your Proxy. If you execute, date and submit a proxy card with respect to your Selling Fund, you may revoke your proxy prior to the Meeting by providing written notice to the Funds’ proxy solicitor at Computershare Fund Services, c/o Operation Department, 280 Oser Avenue, Hauppauge, NY 11788, or change your vote by submitting a subsequently executed and dated proxy card, by authorizing your proxy by internet or telephone on a later date or by attending the Meeting and casting your vote in person. If you authorize your proxy by internet or telephone, you may change your vote prior to the Meeting by authorizing a subsequent proxy by internet or telephone or by completing, signing and returning a proxy card dated as of a date that is later than your last internet or telephone proxy authorization or by attending the Meeting and casting your vote in person. Merely attending the Meeting without voting will not revoke your prior proxy.

Simultaneous Meetings. The meeting for each Selling Fund will be held simultaneously with the meeting for each other Selling Fund, as well as certain other Columbia Funds with respect to other proposals, with each proposal being voted on separately by the shareholders of the relevant Selling Fund. If any shareholder objects to the holding of simultaneous meetings, the shareholder may move for an adjournment of his or her Selling Fund’s meeting to a time after the Meeting so that a meeting for that Selling Fund may be held separately. If a shareholder makes this motion, the persons named as proxies will take into consideration the reasons for the objection in deciding whether to vote in favor of the adjournment, and may vote for or against the adjournment in their discretion.

Solicitation of Proxies. The Board of each Selling Fund is asking for your vote and for you to vote as promptly as possible. The expenses of the solicitation will be allocated to each Fund subject to the limitations described in Exhibit A. Proxies will be solicited primarily through the mailing of the proxy statement/prospectus and its enclosures, but proxies also may be solicited through further mailings, telephone calls, personal interviews or e-mail by officers of each Selling Fund or by employees or agents of Columbia Threadneedle and its affiliated companies. In addition, Computershare Fund Services, 280 Oser Avenue, Hauppauge, NY 11788, has been engaged to assist in the solicitation of proxies, at the estimated cost set forth below, plus expenses.

Fund	Estimated Cost
Columbia Value and Restructuring Fund	$159,479
Columbia Large Cap Growth Fund II	$126,510
Columbia Large Cap Growth Fund III	$43,405
Columbia Large Cap Growth Fund IV	$27,890
Columbia Large Cap Growth Fund V	$135,256
Columbia Multi-Advisor Small Cap Value Fund	$82,568
Columbia International Value Fund	$27,064
Columbia International Opportunities Fund	$17,828

Shareholder Proposals. The Selling Funds do not hold annual meetings of shareholders. Shareholders who wish to make a proposal not involving the nomination of a person for election as a trustee at a Selling Fund’s next special meeting that may be included in the Selling Fund’s proxy materials must notify the relevant Selling Fund a reasonable amount of time before the Selling Fund begins to print and mail its proxy materials. The fact that a Selling Fund receives such a shareholder proposal in a timely manner does not ensure inclusion of the proposal in the proxy materials, because there are other requirements in the proxy rules and the Selling Fund’s bylaws relating to such inclusion.

Dissenters’ Right of Appraisal. Shareholders of each Selling Fund have no appraisal or dissenters’ rights.

Other Business. The Board of each Selling Fund does not know of any matters to be presented at the Meeting other than the Reorganizations. If other business should properly come before the Meeting, the persons named as proxies will vote thereon in their discretion.

Adjournment. If the quorum required for the Meeting has not been met for any Selling Fund, the persons named as proxies may propose adjournment of the Meeting and vote all shares that they are entitled to vote in favor of such adjournment. If the quorum required for the Meeting has been met, but sufficient votes in favor of one or more proposals are not received by the time scheduled for the Meeting, then the persons named as proxies may move for one or more adjournments of the Meeting as to one or more proposals to allow further solicitation of shareholders. The procedures for adjournment of the Meeting for each Selling Fund are as follows:

•	For Columbia Value and Restructuring Fund, Columbia Large Cap Growth Fund IV and Columbia Multi-Advisor Small Cap Value Fund, the Meeting may be adjourned by a majority of the votes properly cast upon the question, whether or not a quorum is present, and the Meeting may be held as adjourned within a reasonable time after the date set for the original Meeting without further notice.

•	For Columbia Large Cap Growth Fund II, Columbia Large Cap Growth Fund III, Columbia Large Cap Growth Fund V, Columbia International Value Fund and Columbia International Opportunities Fund, the Meeting may be adjourned, whether or not a quorum is present, by the vote of a majority of the shares represented at the Meeting, either in person or by proxy. If the Meeting is adjourned, notice does not need to be given of the adjourned Meeting date unless a new record date for the adjourned Meeting is set or unless the adjourned Meeting is to take place more than sixty (60) days from the date set for the original Meeting, in which case the Board would be required to set a new record date.

The persons named as proxies will vote in favor of adjournment with respect to a proposal those shares they are entitled to vote in favor of such proposal. They will vote against any such adjournment those shares they are required to vote against such proposal. The costs of any additional solicitation and of any adjourned Meeting will be borne in the same manner as the other expenses associated with the proposals described herein. Any proposal for which sufficient favorable votes have been received may be acted upon and considered final regardless of whether the Meeting is adjourned to permit additional solicitation with respect to any other proposal.

SECTION C — CAPITALIZATION, OWNERSHIP OF FUND SHARES AND FINANCIAL HIGHLIGHTS

This section contains the following information about the Buying Funds and the Selling Funds (all information is shown for the most recently ended fiscal year unless otherwise noted):

Table	Content
C-1	Current and pro forma capitalization of each Selling Fund and each Buying Fund
C-2	Current and pro forma ownership of shares of each Selling Fund and each Buying Fund
C-3	Financial highlights of each Buying Fund

The Funds’ Investment Manager and Distributor. Columbia Management Investment Advisers, LLC, 225 Franklin Street, Boston, MA 02110, is the investment manager for each Fund. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110, is the distributor for each Fund.

Capitalization of Selling Funds and Buying Funds

The following table shows the capitalization as of August 31, 2015 for Columbia Value and Restructuring Fund and Columbia Contrarian Core Fund, July 31, 2015 for Columbia Large Cap Growth Fund II, Columbia Large Cap Growth Fund III, Columbia Large Cap Growth Fund IV, Columbia Large Cap Growth Fund V and Columbia Large Cap Growth Fund, November 30, 2015 for Columbia Multi-Advisor Small Cap Value Fund and Columbia Select Smaller Cap Value Fund, and August 31, 2015 for Columbia International Value Fund, Columbia Overseas Value Fund, Columbia International Opportunities Fund and Columbia Select International Equity Fund; and, with respect to each corresponding Buying Fund, on a pro forma basis, assuming the proposed Reorganization had taken place as of that date. For the Reorganizations involving Columbia Large Cap Growth Fund, the table shows the pro forma capitalization of the Buying Fund assuming the combination of Reorganizations that results in the highest possible total annual Fund operating expenses, the Reorganization of only Columbia Large Cap Growth Fund IV, and the pro forma capitalization of the Buying Fund assuming the combination of Reorganizations that results in the lowest possible total annual Fund operating expenses, the Reorganization of all of the Selling Funds. The pro forma combined net assets are determined by adding the net assets of the Selling Fund(s) and the net assets of the corresponding Buying Fund. The pro forma combined shares outstanding are determined by dividing the net assets of the Selling Fund(s) by the net asset value per share of the corresponding Buying Fund and adding the actual shares outstanding of the corresponding Buying Fund.

Table C-1. Current and Pro Forma Capitalization of each Selling Fund and each Buying Fund

Fund	Net assets	Net asset value per share	Shares outstanding*
Columbia Value and Restructuring Fund (Selling Fund)
Class A	$76,611,151	$45.18	1,695,749
Class C	$25,598,869	$44.52	574,952
Class I	$2,319	$45.04	51
Class R	$8,354,897	$45.10	185,263
Class R4	$5,336,622	$46.03	115,940
Class R5	$18,039,275	$46.05	391,767
Class W	$2,325	$45.16	51
Class Y	$1,105,091	$45.96	24,047
Class Z	$1,485,345,729	$45.15	32,896,062

Total	$1,620,396,278		35,883,882

Fund	Net assets	Net asset value per share	Shares outstanding*
Columbia Contrarian Core Fund (Current) (Buying Fund)
Class A	$2,297,175,615	$21.27	108,012,045
Class B	$9,551,323	$19.40	492,390
Class C	$409,798,122	$19.43	21,086,724
Class I	$425,920,745	$21.43	19,878,651
Class K	$115,149	$21.40	5,380
Class R	$50,047,986	$21.26	2,353,728
Class R4	$227,941,150	$21.74	10,486,234
Class R5	$336,042,780	$21.73	15,461,189
Class T	$143,303,896	$21.08	6,796,973
Class W	$118,262,234	$21.27	5,560,213
Class Y	$53,246,409	$21.75	2,448,637
Class Z	$2,119,278,368	$21.42	98,945,158

Total	$6,190,683,777		291,527,322

Columbia Contrarian Core Fund (Pro Forma Combined)**
Class A	$2,373,764,531	$21.27	111,612,901
Class B	$9,551,318	$19.40	492,390
Class C	$435,389,763	$19.43	22,403,856
Class I	$425,922,822	$21.43	19,878,759
Class K	$115,149	$21.40	5,380
Class R	$58,400,572	$21.26	2,746,607
Class R4	$233,276,185	$21.74	10,731,642
Class R5	$354,076,935	$21.73	16,291,117
Class T	$143,303,815	$21.08	6,796,973
Class W	$118,264,491	$21.27	5,560,322
Class Y	$54,351,168	$21.75	2,499,432
Class Z	$3,604,216,985	$21.42	168,270,079

Total	$7,810,633,734		367,289,458

Columbia Large Cap Growth Fund II (Selling Fund)
Class A	$474,864,119	$22.10	21,490,280
Class B	$19,164,082	$19.91	962,470
Class C	$244,172,442	$19.91	12,264,181
Class R	$19,710,660	$21.69	908,682
Class R4	$1,348,920	$23.17	58,209
Class R5	$363,141	$22.84	15,900
Class Z	$221,012,122	$22.79	9,698,168

Total	$980,635,486		45,397,890

Columbia Large Cap Growth Fund III (Selling Fund)
Class A	$501,872,050	$19.90	25,215,230
Class B	$4,273,772	$15.97	267,607
Class C	$216,321,150	$16.09	13,446,663
Class I	$2,559	$21.08	121
Class R4	$19,424,393	$21.33	910,848
Class R5	$7,379,929	$21.42	344,528
Class Z	$266,207,168	$20.88	12,749,682

Total	$1,015,481,021		52,934,679

Fund	Net assets	Net asset value per share	Shares outstanding*
Columbia Large Cap Growth Fund IV (Selling Fund)
Class A	$85,176,393	$15.19	5,607,183
Class C	$26,767,764	$14.70	1,820,649
Class I	$2,480	$15.26	162
Class R	$802,810	$14.95	53,704
Class R4	$1,527,636	$15.16	100,781
Class R5	$976,915	$15.46	63,210
Class Z	$67,596,957	$15.32	4,412,135

Total	$182,850,955		12,057,824

Columbia Large Cap Growth Fund V (Current) (Selling Fund)
Class A	$406,496,799	$22.67	17,928,334
Class B	$2,815,108	$19.11	147,324
Class C	$275,781,810	$19.15	14,398,688
Class I	$2,286	$23.47	97
Class R	$23,101,760	$22.14	1,043,292
Class R4	$25,316,877	$23.83	1,062,233
Class R5	$12,161,544	$23.85	509,950
Class W	$2,331	$22.69	103
Class Z	$763,041,297	$23.38	32,640,369

Total	$1,508,719,812		67,730,390

Columbia Large Cap Growth Fund (Current) (Buying Fund)
Class A	$1,870,451,775	$37.69	49,630,575
Class B	$17,337,835	$33.08	524,148
Class C	$85,723,737	$33.11	2,589,047
Class E	$16,539,470	$37.60	439,832
Class F	$870,995	$33.07	26,335
Class I	$179,141,522	$38.81	4,615,738
Class K	$176,190	$38.68	4,555
Class R	$5,421,229	$37.60	144,193
Class R4	$6,506,293	$39.49	164,779
Class R5	$3,879,453	$38.77	100,061
Class T	$197,025,572	$37.41	5,266,830
Class W	$144,249,901	$37.75	3,820,807
Class Y	$2,750,046	$38.83	70,820
Class Z	$1,049,379,822	$38.79	27,051,842

Total	$3,579,453,840		94,449,562

Fund	Net assets	Net asset value per share	Shares outstanding*
Columbia Large Cap Growth Fund (Pro Forma – Highest)**
Class A	$1,955,596,497	$37.69	51,889,686
Class B	$17,337,824	$33.08	524,148
Class C	$112,481,864	$33.11	3,397,207
Class E	$16,539,460	$37.60	439,832
Class F	$870,994	$33.07	26,335
Class I	$179,143,888	$38.81	4,615,802
Class K	$176,190	$38.68	4,555
Class R	$6,223,749	$37.60	165,537
Class R4	$8,033,378	$39.49	203,449
Class R5	$4,856,016	$38.77	125,250
Class T	$197,025,448	$37.41	5,266,830
Class W	$144,249,810	$37.75	3,820,807
Class Y	$2,750,044	$38.83	70,820
Class Z	$1,116,951,919	$38.79	28,793,857

Total	$3,762,237,081		99,344,115

Columbia Large Cap Growth Fund (Pro Forma – Lowest/All Reorganizations)**
Class A	$3,338,735,225	$37.69	88,587,450
Class B	$43,590,068	$33.08	1,317,747
Class C	$848,703,599	$33.11	25,632,838
Class E	$16,539,460	$37.60	439,832
Class F	$870,994	$33.07	26,335
Class I	$179,148,733	$38.81	4,615,927
Class K	$176,190	$38.68	4,555
Class R	$49,033,172	$37.60	1,304,085
Class R4	$54,118,677	$39.49	1,370,461
Class R5	$24,758,442	$38.77	638,596
Class T	$197,025,448	$37.41	5,266,830
Class W	$144,252,141	$37.75	3,820,869
Class Y	$2,750,044	$38.83	70,820
Class Z	$2,367,091,496	$38.79	61,022,255

Total	$7,266,793,689		194,118,600

Columbia Multi-Advisor Small Cap Value Fund (Selling Fund)
Class A	$260,248,390	$6.61	39,345,813
Class B	$3,086,401	$5.72	539,238
Class C	$9,142,946	$5.75	1,590,875
Class I	$21,882,421	$7.08	3,089,116
Class K	$1,068,586	$6.84	156,207
Class R	$6,087,768	$6.51	935,806
Class R4	$9,091,482	$6.75	1,346,564
Class R5	$20,786,832	$6.96	2,984,502
Class Y	$2,698	$6.98	386
Class Z	$8,368,080	$7.02	1,192,684

Total	$339,765,604		51,181,191

Fund	Net assets	Net asset value per share	Shares outstanding*
Columbia Select Smaller-Cap Value Fund (Current) (Buying Fund)
Class A	$372,597,194	$20.49	18,186,123
Class B	$2,899,095	$16.50	175,650
Class C	$40,293,919	$16.53	2,437,267
Class I	$19,259,383	$22.83	843,475
Class K	$6,936,206	$22.33	310,570
Class R	$11,106,714	$19.61	566,461
Class R4	$1,581,263	$22.82	69,286
Class R5	$3,738,883	$22.73	164,485
Class Y	$2,518	$23.28	108
Class Z	$21,288,901	$22.55	944,208

Total	$479,704,076		23,697,633

Columbia Select Smaller-Cap Value Fund (Pro Forma Combined)**
Class A	$632,716,063	$20.49	30,881,174
Class B	$5,983,971	$16.50	362,613
Class C	$49,432,116	$16.53	2,990,110
Class I	$41,131,001	$22.83	1,801,502
Class K	$8,004,220	$22.33	358,401
Class R	$17,191,435	$19.61	876,752
Class R4	$10,668,303	$22.82	467,492
Class R5	$24,515,560	$22.73	1,078,550
Class Y	$5,215	$23.28	224
Class Z	$29,652,749	$22.55	1,315,117

Total	$819,300,633		40,131,935

Columbia International Value Fund (Selling Fund)
Class A	$71,559,757	$14.00	5,110,152
Class B	$180,774	$13.41	13,480
Class C	$20,255,487	$13.36	1,515,817
Class I	$2,257	$13.59	166
Class R	$227,472	$14.00	16,245
Class R4	$2,879,675	$14.33	200,960
Class R5	$4,547,121	$14.32	317,528
Class Z	$72,466,648	$14.19	5,108,261

Total	$172,119,191		12,282,609

Fund	Net assets	Net asset value per share	Shares outstanding*
Columbia Overseas Value Fund (Current) (Buying Fund)
Class A	$183,258,255	$8.38	21,855,891
Class B	$2,961,946	$8.34	355,056
Class C	$4,683,311	$8.34	561,387
Class I	$297,542,974	$8.40	35,401,984
Class K	$144,682	$8.39	17,237
Class R	$—	$—	—
Class R4	$2,381	$8.36	285
Class R5	$2,382	$8.36	285
Class W	$149,246,934	$8.38	17,814,065
Class Y	$2,382	$8.37	285
Class Z	$569,724	$8.40	67,823

Total	$638,414,971		76,074,298

Columbia Overseas Value Fund (Pro Forma Combined)**
Class A	$254,762,690	$8.38	30,388,760
Class B	$3,142,567	$8.34	376,715
Class C	$24,923,397	$8.34	2,988,259
Class I	$297,543,598	$8.40	35,402,252
Class K	$144,681	$8.39	17,237
Class R	$227,299	$8.38	27,124
Class R4	$2,879,870	$8.36	344,482
Class R5	$4,546,052	$8.36	543,786
Class W	$149,246,116	$8.38	17,814,065
Class Y	$2,382	$8.37	285
Class Z	$72,981,363	$8.40	8,688,257

Total	$810,400,015		96,591,222

Columbia International Opportunities Fund (Selling Fund)
Class A	$38,008,829	$13.06	2,910,281
Class B	$1,054,535	$11.99	87,918
Class C	$10,245,147	$12.00	853,606
Class I	$29,775,701	$13.57	2,194,820
Class R	$596,900	$12.90	46,274
Class R4	$211,800	$13.48	15,712
Class Z	$26,392,980	$13.41	1,968,720

Total	$106,285,892		8,077,331

Fund	Net assets	Net asset value per share	Shares outstanding*
Columbia Select International Equity Fund (Current) (Buying Fund)
Class A	$248,620,168	$12.94	19,216,801
Class B	$1,475,278	$11.51	128,122
Class C	$9,860,996	$11.37	866,980
Class I	$2,611	$13.29	196
Class K	$62,697	$13.19	4,755
Class R	$1,339,275	$12.86	104,183
Class R4	$9,108	$13.28	686
Class R5	$38,522	$13.34	2,889
Class W	$175,102,867	$12.94	13,531,315
Class Y	$14,745,024	$13.30	1,108,509
Class Z	$90,758,627	$13.20	6,873,493

Total	$542,015,173		41,837,929

Columbia Select International Equity Fund (Pro Forma Combined)**
Class A	$286,627,019	$12.94	22,154,016
Class B	$2,529,774	$11.51	219,738
Class C	$20,105,772	$11.37	1,768,018
Class I	$29,777,316	$13.29	2,240,580
Class K	$62,697	$13.19	4,755
Class R	$1,936,151	$12.85	150,633
Class R4	$220,901	$13.28	16, 634
Class R5	$38,522	$13.34	2,889
Class W	$175,102,370	$12.94	13,531,315
Class Y	$14,744,982	$13.30	1,108,509
Class Z	$117,150,467	$13.20	8,872,894

Total	$648,295,971		50,069,981

*	Pro forma shares outstanding are calculated by dividing the net assets of the applicable Selling Fund by the net asset value per share of the corresponding Buying Fund and adding the result to the number of shares of such Buying Fund currently outstanding.
**	Pro forma figures reflect the effect of estimated Reorganization costs as set forth in Exhibit A hereto.

Ownership of Selling Fund and Buying Fund Shares

The following table provides information on each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund as of November 30, 2015 because it owns, directly or indirectly, of record more than 25% of the outstanding shares of the Fund, by virtue of its fiduciary roles with respect to its clients or otherwise. A control person may be able to facilitate shareholder approval of proposals it favors and to impede shareholder approval of proposals it opposes. In this regard, if a control person owns a sufficient number of a Fund’s outstanding shares, then, for certain shareholder proposals, such control person may be able to approve, or to prevent approval, of such proposals without regard to votes by other Fund shareholders.

Fund	Shareholder Account Registration	Percentage of Fund	Percentage of Fund following Reorganization
Columbia Value and Restructuring Fund (Selling Fund)	Charles Schwab & Co Inc.	33.81%	N/A

Columbia Contrarian Core Fund (Buying Fund)	Charles Schwab & Co Inc.	N/A	7.77%

Columbia Large Cap Growth Fund II (Selling Fund)	N/A	N/A	N/A

Columbia Large Cap Growth Fund III (Selling Fund)	Merrill Lynch Pierce Fenner & Smith	34.31%	N/A

Columbia Large Cap Growth Fund IV (Selling Fund)	American Enterprise Investment Services	42.47%	N/A

	Charles Schwab & Co Inc.	33.27%	N/A

Columbia Large Cap Growth Fund V (Selling Fund)	N/A	N/A	N/A

Columbia Large Cap Growth Fund (Buying Fund)	American Enterprise Investment Services	N/A	12.48%

	Charles Schwab & Co Inc.	N/A	3.07%

	Merrill Lynch Pierce Fenner & Smith	N/A	16.86%

Columbia Multi-Advisor Small Cap Value Fund (Selling Fund)	American Enterprise Investment Services	31.23%	N/A

Columbia Select Smaller-Cap Value Fund (Buying Fund)	American Enterprise Investment Services	N/A	27.34%

Columbia International Value Fund (Selling Fund)	N/A	N/A	N/A

Columbia Overseas Value Fund (Buying Fund)	American Enterprise Investment Services	37.17%	30.25%

	Affiliated Funds-of-Funds Aggregate Ownership(1)(2)	43.64%	33.81%

Columbia International Opportunities Fund (Selling Fund)	Affiliated Funds-of-Funds Aggregate Ownership(1)(2)	26.27%	N/A

Columbia Select International Equity Fund (Buying Fund)	American Enterprise Investment Services	45.34%	39.14%

	Affiliated Funds-of-Funds Aggregate Ownership(1)(2)	N/A	4.36%

(1)	Includes the aggregate ownership of the following affiliated funds of funds: Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Global Strategic Equity Fund.

(2)	Investments by funds-of-funds advised by Columbia Threadneedle (Columbia Funds-of-Funds) in shares of certain underlying funds (underlying funds) may represent significant ownership positions in such underlying funds. The Columbia Funds-of-Funds vote on underlying fund proposals in the same proportion that other shareholders vote on such proposals except where the Board(s) of Trustees of the Columbia Funds-of-Funds direct otherwise, including, for example, where the Columbia Funds-of-Funds own, in aggregate, a majority position of the underlying fund.

The following table provides information on shareholders who owned of record or, to the knowledge of the Fund, beneficially, more than 5% of any class of a Fund’s outstanding shares as of November 30, 2015. As of November 30, 2015, the officers and directors/trustees of each Fund, as a group, owned less than 1% of the outstanding shares of each class of such Fund.

Table C-2. Current Ownership of Fund Shares

Fund	5% Owners	Percent of shares held	Percent of shares held following the Reorganization
Columbia Value and Restructuring Fund (Selling Fund)
Class A	AMERICAN ENTERPRISE INVESTMENT SERVICES	38.83%	N/A
	CHARLES SCHWAB & CO INC	9.63%	N/A
	LPL FINANCIAL	5.75%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH	7.49%	N/A
	NATIONAL FINANCIAL SERVICES LLC	6.01%	N/A
	PERSHING LLC	7.17%	N/A
Class C	AMERICAN ENTERPRISE INVESTMENT SERVICES	12.95%	N/A
	FIRST CLEARING LLC	7.32%	N/A
	LPL FINANCIAL	8.24%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH	13.27%	N/A
	MORGAN STANLEY SMITH BARNEY	11.10%	N/A
	NATIONAL FINANCIAL SERVICES LLC	7.36%	N/A
	PERSHING LLC	15.52%	N/A
	RAYMOND JAMES FINANCIAL	8.60%	N/A
	UBS WM USA	7.06%	N/A
Class I	COLUMBIA MANAGEMENT INVESTMENT ADVISERS LLC	100.00%	N/A
Class R	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS	46.95%	N/A
	Fidelity Investments Institutional Operations Corporation, Inc.	8.35%	N/A
	RELIANCE TRUST COMPANY	11.59%	N/A
Class R4	GREAT-WEST TRUST COMPANY LLC	18.24%	N/A
	NATIONAL FINANCIAL SERVICES LLC	30.65%	N/A
	PERSHING LLC	10.95%	N/A
	TAYNIK & CO	39.63%	N/A
Class R5	CHARLES SCHWAB & CO INC	64.33%	N/A
	NATIONAL FINANCIAL SERVICES LLC	13.33%	N/A
	TD AMERITRADE INC	20.37%	N/A
Class W	COLUMBIA MANAGEMENT INVESTMENT ADVISERS LLC	100.00%	N/A
Class Y	ASCENSUS TRUST COMPANY	30.62%	N/A
	PERSHING LLC	33.10%	N/A
	VANGUARD FIDUCIARY TRUST CO	33.64%	N/A
Class Z	CHARLES SCHWAB & CO INC	35.66%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH	11.55%	N/A
	NATIONAL FINANCIAL SERVICES LLC	17.82%	N/A

Fund	5% Owners	Percent of shares held	Percent of shares held following the Reorganization
Columbia Contrarian Core Fund (Buying Fund)
Class A	AMERICAN ENTERPRISE INVESTMENT SERVICES	53.84%	53.40%
	CHARLES SCHWAB & CO INC	N/A	0.28%
	LPL FINANCIAL	N/A	0.17%
	MERRILL LYNCH PIERCE FENNER & SMITH	N/A	0.22%
	NATIONAL FINANCIAL SERVICES LLC	N/A	0.17%
	PERSHING LLC	N/A	0.21%
Class C	AMERICAN ENTERPRISE INVESTMENT SERVICES	19.76%	19.39%
	FIRST CLEARING LLC	8.51%	8.44%
	LPL FINANCIAL	5.20%	5.35%
	MERRILL LYNCH PIERCE FENNER & SMITH	16.31%	16.13%
	MORGAN STANLEY SMITH BARNEY	11.17%	11.15%
	NATIONAL FINANCIAL SERVICES LLC	9.67%	9.54%
	PERSHING LLC	6.73%	7.17%
	RAYMOND JAMES FINANCIAL	6.88%	6.96%
	UBS WM USA	N/A	0.36%
Class I	COLUMBIA THERMOSTAT FUND	10.84%	10.84%
	Affiliated Funds-of-Funds Aggregate Ownership(1)(2)	83.83%	83.83%
	COLUMBIA MANAGEMENT INVESTMENT ADVISERS LLC	N/A	0.00%
Class R	MERRILL LYNCH PIERCE FENNER & SMITH	31.30%	27.33%
	SAMMONS FINANCIAL NETWORK LLC	27.86%	24.32%
	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS	N/A	5.79%
	Fidelity Investments Institutional Operations Corporation, Inc.	N/A	1.03%
	RELIANCE TRUST COMPANY	N/A	1.43%
Class R4	CHARLES SCHWAB & CO INC	6.35%	6.19%
	NATIONAL FINANCIAL SERVICES LLC	50.88%	50.37%
	PERSHING LLC	7.18%	7.27%
	PIMS/PRUDENTIAL RETIREMENT	9.15%	8.92%
	STANDARD INSURANCE COMPANY	5.06%	4.93%
	GREAT-WEST TRUST COMPANY LLC	N/A	0.46%
	TAYNIK & CO	N/A	0.99%
Class R5	CHARLES SCHWAB & CO INC	25.10%	26.64%
	NATIONAL FINANCIAL SERVICES LLC	40.23%	39.11%
	PERSHING LLC	8.37%	8.02%
	THE NORTHERN TRUST COMPANY	5.21%	4.99%
	TD AMERITRADE INC	N/A	0.82%
Class W	AMERICAN ENTERPRISE INVESTMENT SERVICES	100.00%	0.00%
	COLUMBIA MANAGEMENT INVESTMENT ADVISERS LLC	N/A	0.75%
Class Y	BANKPLUS WEALTH MANAGEMENT GROUP	6.46%	6.31%
	BENEFIT TRUST COMPANY	17.99%	17.55%
	BROWN BROTHERS HARRIMAN AND COMPANY	26.18%	25.54%
	ASCENSUS TRUST COMPANY	N/A	0.75%
	PERSHING LLC	N/A	0.81%
	VANGUARD FIDUCIARY TRUST CO	N/A	0.82%
Class Z	MERRILL LYNCH PIERCE FENNER & SMITH	33.05%	24.83%
	MORGAN STANLEY SMITH BARNEY	5.42%	3.35%
	NATIONAL FINANCIAL SERVICES LLC	6.18%	10.58%
	RAYMOND JAMES FINANCIAL	5.64%	3.49%
	CHARLES SCHWAB & CO INC	N/A	13.53%

Fund	5% Owners	Percent of shares held	Percent of shares held following the Reorganization
Columbia Large Cap Growth Fund II (Selling Fund)
Class A	AMERICAN ENTERPRISE INVESTMENT SERVICES	30.64%	N/A
	LPL FINANCIAL	5.71%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH	13.23%	N/A
	NATIONAL FINANCIAL SERVICES LLC	11.45%	N/A
	PERSHING LLC	6.30%	N/A
Class B	AMERICAN ENTERPRISE INVESTMENT SERVICES	16.82%	N/A
	FIRST CLEARING LLC	20.12%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH	20.17%	N/A
	MORGAN STANLEY SMITH BARNEY	6.75%	N/A
	NATIONAL FINANCIAL SERVICES LLC	8.70%	N/A
	PERSHING LLC	9.21%	N/A
Class C	AMERICAN ENTERPRISE INVESTMENT SERVICES	5.41%	N/A
	FIRST CLEARING LLC	9.11%	N/A
	LPL FINANCIAL	7.53%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH	24.01%	N/A
	MORGAN STANLEY SMITH BARNEY	17.29%	N/A
	NATIONAL FINANCIAL SERVICES LLC	5.73%	N/A
	PERSHING LLC	5.89%	N/A
	UBS WM USA	8.78%	N/A
Class R	HARTFORD LIFE INSURANCE COMPANY	19.50%	N/A
	RELIANCE TRUST COMPANY	21.33%	N/A
Class R4	NATIONAL FINANCIAL SERVICES LLC	32.98%	N/A
	PERSHING LLC	27.81%	N/A
	STATE STREET BANK AND TRUST	35.99%	N/A
Class R5	NATIONAL FINANCIAL SERVICES LLC	27.00%	N/A
	TD AMERITRADE INC	72.55%	N/A
Class Z	CHARLES SCHWAB & CO INC	5.85%	N/A
	FIRST CLEARING LLC	11.29%	N/A
	LPL FINANCIAL	7.59%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH	17.56%	N/A
	MORGAN STANLEY SMITH BARNEY	11.64%	N/A
	NATIONAL FINANCIAL SERVICES LLC	7.95%	N/A
	UBS WM USA	26.66%	N/A

Columbia Large Cap Growth Fund III (Selling Fund)
Class A	LPL FINANCIAL	9.29%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH	32.24%	N/A
	NATIONAL FINANCIAL SERVICES LLC	7.97%	N/A
	RAYMOND JAMES FINANCIAL	9.22%	N/A
Class B	FIRST CLEARING LLC	13.80%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH	52.52%	N/A
Class C	FIRST CLEARING LLC	5.43%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH	50.07%	N/A
	MORGAN STANLEY SMITH BARNEY	12.28%	N/A
	RAYMOND JAMES FINANCIAL	12.11%	N/A
	UBS WM USA	6.15%	N/A
Class I	COLUMBIA MANAGEMENT INVESTMENT ADVISERS LLC	100.00%	N/A

Fund	5% Owners	Percent of shares held	Percent of shares held following the Reorganization
Class R4	ASCENSUS TRUST COMPANY	5.37%	N/A
	Fidelity Investments Institutional Operations Corporation, Inc.	40.17%	N/A
	NATIONAL FINANCIAL SERVICES LLC	32.65%	N/A
Class R5	NATIONAL FINANCIAL SERVICES LLC	91.31%	N/A
Class Z	CHARLES SCHWAB & CO INC	7.51%	N/A
	Fidelity Investments Institutional Operations Corporation, Inc.	15.45%	N/A
	FIRST CLEARING LLC	8.58%	N/A
	LPL FINANCIAL	6.57%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH	25.65%	N/A
	MORGAN STANLEY SMITH BARNEY	8.32%	N/A
	RAYMOND JAMES FINANCIAL	6.84%	N/A
	UBS WM USA	8.29%	N/A

Columbia Large Cap Growth Fund IV (Selling Fund)
Class A	AMERICAN ENTERPRISE INVESTMENT SERVICES	71.83%	N/A
	CHARLES SCHWAB & CO INC	12.25%	N/A
Class C	AMERICAN ENTERPRISE INVESTMENT SERVICES	54.94%	N/A
	LPL FINANCIAL	5.56%	N/A
	PERSHING LLC	5.63%	N/A
	RAYMOND JAMES FINANCIAL	7.58%	N/A
	UBS WM USA	13.55%	N/A
Class I	COLUMBIA MANAGEMENT INVESTMENT ADVISERS LLC	100.00%	N/A
Class R	ASCENSUS TRUST COMPANY	29.42%	N/A
	ENVIROSERVICES & TRAINING CENTER	7.75%	N/A
	ERNEST Y CHOU & MELBA J CHOU	48.17%	N/A
Class R4	NATIONAL FINANCIAL SERVICES LLC	93.60%	N/A
	PERSHING LLC	6.22%	N/A
Class R5	CHARLES SCHWAB & CO INC	86.68%	N/A
	GREAT-WEST TRUST COMPANY LLC	9.95%	N/A
Class Z	CHARLES SCHWAB & CO INC	76.48%	N/A
	LPL FINANCIAL	13.34%	N/A
	UBS WM USA	5.24%	N/A

Columbia Large Cap Growth Fund V (Selling Fund)
Class A	AMERICAN ENTERPRISE INVESTMENT SERVICES	16.44%	N/A
	LPL FINANCIAL	7.65%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH	24.20%	N/A
	NATIONAL FINANCIAL SERVICES LLC	11.20%	N/A
	PERSHING LLC	5.65%	N/A
Class B	AMERICAN ENTERPRISE INVESTMENT SERVICES	5.22%	N/A
	FIRST CLEARING LLC	8.82%	N/A
	LPL FINANCIAL	6.29%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH	43.14%	N/A
	PERSHING LLC	9.79%	N/A
Class C	FIRST CLEARING LLC	5.06%	N/A
	LPL FINANCIAL	11.82%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH	46.55%	N/A
	MORGAN STANLEY SMITH BARNEY	13.42%	N/A
	UBS WM USA	5.42%	N/A

Fund	5% Owners	Percent of shares held	Percent of shares held following the Reorganization
Class I	COLUMBIA MANAGEMENT INVESTMENT ADVISERS LLC	100.00%	N/A
Class R	HARTFORD LIFE INSURANCE COMPANY	55.95%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH	8.12%	N/A
	RELIANCE TRUST COMPANY	9.98%	N/A
Class R4	NATIONAL FINANCIAL SERVICES LLC	5.62%	N/A
	PERSHING LLC	91.02%	N/A
Class R5	CHARLES SCHWAB & CO INC	26.00%	N/A
	Fidelity Investments Institutional Operations Corporation, Inc.	57.75%	N/A
Class W	COLUMBIA MANAGEMENT INVESTMENT ADVISERS LLC	100.00%	N/A
Class Z	CHARLES SCHWAB & CO INC	9.05%	N/A
	LPL FINANCIAL	23.41%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH	13.67%	N/A
	MORGAN STANLEY SMITH BARNEY	20.27%	N/A
	NATIONAL FINANCIAL SERVICES LLC	6.98%	N/A
	UBS WM USA	9.52%	N/A

Columbia Large Cap Growth Fund (Buying Fund)
Class A	AMERICAN ENTERPRISE INVESTMENT SERVICES	22.65%	20.81%
	LPL FINANCIAL	N/A	3.01%
	MERRILL LYNCH PIERCE FENNER & SMITH	N/A	9.30%
	NATIONAL FINANCIAL SERVICES LLC	N/A	3.99%
	PERSHING LLC	N/A	1.48%
	RAYMOND JAMES FINANCIAL	N/A	1.37%
	CHARLES SCHWAB & CO INC	N/A	0.29%
Class B	AMERICAN ENTERPRISE INVESTMENT SERVICES	16.02%	14.00%
	FIRST CLEARING LLC	N/A	9.70%
	MERRILL LYNCH PIERCE FENNER & SMITH	N/A	15.82%
	MORGAN STANLEY SMITH BARNEY	N/A	2.59%
	NATIONAL FINANCIAL SERVICES LLC	N/A	3.34%
	PERSHING LLC	N/A	4.15%
	LPL FINANCIAL	N/A	0.39%
Class C	AMERICAN ENTERPRISE INVESTMENT SERVICES	15.75%	5.12%
	FIRST CLEARING LLC	7.56%	6.44%
	MERRILL LYNCH PIERCE FENNER & SMITH	18.90%	36.28%
	MORGAN STANLEY SMITH BARNEY	6.04%	12.95%
	UBS WM USA	5.92%	6.88%
	LPL FINANCIAL	N/A	6.05%
	NATIONAL FINANCIAL SERVICES LLC	N/A	1.64%
	PERSHING LLC	N/A	1.86%
	RAYMOND JAMES FINANCIAL	N/A	3.27%
Class I	Affiliated Funds-of-Funds Aggregate Ownership(1)(2)	100.00%	99.99%
	COLUMBIA MANAGEMENT INVESTMENT ADVISERS LLC	N/A	0.00%
Class R	MERRILL LYNCH PIERCE FENNER & SMITH	82.92%	26.60%
	HARTFORD LIFE INSURANCE COMPANY	N/A	27.53%
	RELIANCE TRUST COMPANY	N/A	10.67%
	ASCENSUS TRUST COMPANY	N/A	0.42%
	ENVIROSERVICES & TRAINING CENTER	N/A	0.11%
	ERNEST Y CHOU & MELBA J CHOU	N/A	0.69%

Fund	5% Owners	Percent of shares held	Percent of shares held following the Reorganization
Class R4	MERRILL LYNCH PIERCE FENNER & SMITH	11.87%	1.53%
	NATIONAL FINANCIAL SERVICES LLC	62.11%	27.29%
	PERSHING LLC	15.64%	37.64%
	STATE STREET BANK AND TRUST	N/A	0.78%
	ASCENSUS TRUST COMPANY	N/A	2.34%
	Fidelity Investments Institutional Operations Corporation, Inc.	N/A	17.51%
Class R5	ASCENSUS TRUST COMPANY	10.94%	2.41%
	CHARLES SCHWAB & CO INC	40.19%	24.44%
	Fidelity Investments Institutional Operations Corporation, Inc.	33.32%	33.32%
	NATIONAL FINANCIAL SERVICES LLC	N/A	24.40%
	TD AMERITRADE INC	N/A	1.83%
	GREAT-WEST TRUST COMPANY LLC	N/A	0.44%
Class W	AMERICAN ENTERPRISE INVESTMENT SERVICES	100.00%	99.96%
	COLUMBIA MANAGEMENT INVESTMENT ADVISERS LLC	N/A	0.00%
Class Z	CHARLES SCHWAB & CO INC	6.85%	9.31%
	MERRILL LYNCH PIERCE FENNER & SMITH	30.95%	23.08%
	NATIONAL FINANCIAL SERVICES LLC	5.86%	5.59%
	FIRST CLEARING LLC	N/A	1.94%
	LPL FINANCIAL	N/A	8.74%
	MORGAN STANLEY SMITH BARNEY	N/A	8.00%
	UBS WM USA	N/A	6.30%
	Fidelity Investments Institutional Operations Corporation, Inc.	N/A	1.64%
	RAYMOND JAMES FINANCIAL	N/A	0.73%

Columbia Multi-Advisor Small Cap Value Fund (Selling Fund)
Class A	AMERICAN ENTERPRISE INVESTMENT SERVICES	39.10%	N/A
	NATIONAL FINANCIAL SERVICES LLC	6.58%	N/A
Class B	AMERICAN ENTERPRISE INVESTMENT SERVICES	22.43%	N/A
Class C	AMERICAN ENTERPRISE INVESTMENT SERVICES	30.27%	N/A
	PERSHING LLC	9.07%	N/A
	RAYMOND JAMES FINANCIAL	5.91%	N/A
Class I	Affiliated Funds-of-Funds Aggregate Ownership(1)(2)	99.99%	N/A
Class K	CHARLES SCHWAB & CO INC	6.06%	N/A
	PIMS/PRUDENTIAL RETIREMENT	49.69%	N/A
	VRSCO	34.02%	N/A
Class R	BAZACO CLEARY FOLEY GLASS LRSSO	9.25%	N/A
	EQUITABLE LIFE	49.10%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH	15.37%	N/A
Class R4	NATIONAL FINANCIAL SERVICES LLC	75.28%	N/A
	PERSHING LLC	5.95%	N/A
Class R5	GREAT-WEST TRUST COMPANY LLC	59.23%	N/A
	VANGUARD FIDUCIARY TRUST CO	5.80%	N/A
	VRSCO	6.48%	N/A
Class Y	COLUMBIA MANAGEMENT INVESTMENT ADVISERS LLC	100.00%	N/A
Class Z	FIRST CLEARING LLC	8.08%	N/A
	MATRIX TRUST COMPANY	13.21%	N/A
	MORGAN STANLEY SMITH BARNEY	14.76%	N/A
	UBS WM USA	46.83%	N/A

Fund	5% Owners	Percent of shares held	Percent of shares held following the Reorganization
Columbia Select Smaller-Cap Value Fund (Buying Fund)
Class A	AMERICAN ENTERPRISE INVESTMENT SERVICES	30.19%	33.84%
	NATIONAL FINANCIAL SERVICES LLC	N/A	2.70%
Class B	AMERICAN ENTERPRISE INVESTMENT SERVICES	21.57%	22.01%
	RBC CAPITAL MARKETS, LLC	10.25%	4.95%
Class C	AMERICAN ENTERPRISE INVESTMENT SERVICES	11.33%	14.83%
	FIRST CLEARING LLC	10.21%	8.32%
	MERRILL LYNCH PIERCE FENNER & SMITH	14.01%	11.42%
	NATIONAL FINANCIAL SERVICES LLC	5.07%	4.13%
	RAYMOND JAMES FINANCIAL	8.57%	8.08%
	PERSHING LLC	N/A	1.68%
Class I	Affiliated Funds-of-Funds Aggregate Ownership(1)(2)	99.98%	99.99%
Class K	WELLS FARGO BANK	98.25%	85.13%
	CHARLES SCHWAB & CO INC	N/A	0.81%
	PIMS/PRUDENTIAL RETIREMENT	N/A	6.63%
	VRSCO	N/A	4.54%
Class R	DCGT AS TTEE AND/OR CUST FBO PLIC VARIOUS RETIREMENT PLANS	12.22%	7.83%
	MERRILL LYNCH PIERCE FENNER & SMITH	49.66%	37.22%
	BAZACO CLEARY FOLEY GLASS LRSSO	N/A	3.24%
	EQUITABLE LIFE	N/A	17.20%
Class R4	AUL	19.77%	2.94%
	Fidelity Investments Institutional Operations Corporation, Inc.	51.00%	7.58%
	NATIONAL FINANCIAL SERVICES LLC	13.56%	66.10%
	THE TRUST COMPANY OF KNOXVILLE	11.95%	1.78%
	PERSHING LLC	N/A	5.06%
Class R5	CHARLES SCHWAB & CO INC	15.88%	2.42%
	MATRIX TRUST COMPANY	7.55%	1.15%
	NATIONAL FINANCIAL SERVICES LLC	8.97%	1.37%
	NATIONWIDE TRUST COMPANY	12.22%	1.86%
	PERSHING LLC	20.64%	3.15%
	TD AMERITRADE INC	15.32%	2.34%
	WELLS FARGO BANK	7.30%	1.11%
	GREAT-WEST TRUST COMPANY LLC	N/A	50.20%
	VANGUARD FIDUCIARY TRUST CO	N/A	4.92%
	VRSCO	N/A	5.49%
Class Y	COLUMBIA MANAGEMENT INVESTMENT ADVISERS LLC	100.00%	100.00%
Class Z	FIRST CLEARING LLC	16.20%	13.93%
	MERRILL LYNCH PIERCE FENNER & SMITH	5.82%	4.18%
	MORGAN STANLEY SMITH BARNEY	11.13%	12.17%
	RAYMOND JAMES FINANCIAL	6.56%	4.72%
	RBC CAPITAL MARKETS, LLC	32.59%	23.43%
	T ROWE PRICE TRUST CO	10.98%	7.90%
	MATRIX TRUST COMPANY	N/A	3.73%
	UBS WM USA	N/A	13.23%

Fund	5% Owners	Percent of shares held	Percent of shares held following the Reorganization
Columbia International Value Fund (Selling Fund)
Class A	AMERICAN ENTERPRISE INVESTMENT SERVICES	16.10%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH	26.75%	N/A
	NATIONAL FINANCIAL SERVICES LLC	7.14%	N/A
Class B	AMERICAN ENTERPRISE INVESTMENT SERVICES	28.39%	N/A
	EDWARD D JONES & CO	9.50%	N/A
	FIRST CLEARING LLC	22.61%	N/A
	LPL FINANCIAL	18.00%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH	10.62%	N/A
	UBS WM USA	5.47%	N/A
Class C	FIRST CLEARING LLC	10.30%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH	33.47%	N/A
	MORGAN STANLEY SMITH BARNEY	10.08%	N/A
	RAYMOND JAMES FINANCIAL	10.23%	N/A
	UBS WM USA	7.80%	N/A
Class I	COLUMBIA MANAGEMENT INVESTMENT ADVISERS LLC	100.00%	N/A
Class R	CDS ADMINISTRATIVE SERVICES LLC	11.71%	N/A
	Fidelity Investments Institutional Operations Corporation, Inc.	20.42%	N/A
	MATRIX TRUST COMPANY	12.17%	N/A
	MG TRUST COMPANY	21.73%	N/A
	PAI TRUST COMPANY INC	16.58%	N/A
Class R4	PERSHING LLC	95.18%	N/A
Class R5	CHARLES SCHWAB & CO INC	11.72%	N/A
	GREAT-WEST TRUST COMPANY LLC	9.15%	N/A
	PIMS/PRUDENTIAL RETIREMENT	75.47%	N/A
Class Z	CHARLES SCHWAB & CO INC	12.89%	N/A
	Fidelity Investments Institutional Operations Corporation, Inc.	13.50%	N/A
	LPL FINANCIAL	6.55%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH	18.36%	N/A
	NATIONAL FINANCIAL SERVICES LLC	21.39%	N/A

Columbia Overseas Value Fund (Buying Fund)
Class A	AMERICAN ENTERPRISE INVESTMENT SERVICES	42.96%	35.46%
	MERRILL LYNCH PIERCE FENNER & SMITH	N/A	7.45%
	NATIONAL FINANCIAL SERVICES LLC	N/A	1.99%
Class B	AMERICAN ENTERPRISE INVESTMENT SERVICES	25.81%	25.98%
	EDWARD D JONES & CO	N/A	0.62%
	FIRST CLEARING LLC	N/A	1.47%
	LPL FINANCIAL	N/A	1.17%
	MERRILL LYNCH PIERCE FENNER & SMITH	N/A	0.69%
	UBS WM USA	N/A	0.35%
Class C	AMERICAN ENTERPRISE INVESTMENT SERVICES	39.35%	7.77%
	FIRST CLEARING LLC	N/A	8.27%
	MERRILL LYNCH PIERCE FENNER & SMITH	N/A	26.87%
	MORGAN STANLEY SMITH BARNEY	N/A	8.10%
	RAYMOND JAMES FINANCIAL	N/A	8.21%
	UBS WM USA	N/A	6.26%
Class I	Affiliated Funds-of-Funds Aggregate Ownership(1)(2)	97.77%	97.77%
	COLUMBIA MANAGEMENT INVESTMENT ADVISERS LLC	N/A	0.00%

Fund	5% Owners	Percent of shares held	Percent of shares held following the Reorganization
Class R	CDS ADMINISTRATIVE SERVICES LLC	N/A	11.71%
	Fidelity Investments Institutional Operations Corporation, Inc.	N/A	20.42%
	MATRIX TRUST COMPANY	N/A	12.17%
	MG TRUST COMPANY	N/A	21.73%
	PAI TRUST COMPANY INC	N/A	16.58%
Class R4	NATIONAL FINANCIAL SERVICES LLC	99.81%	19.87%
	PERSHING LLC	N/A	76.23%
Class R5	PERSHING LLC	49.45%	0.64%
	TD AMERITRADE INC	47.02%	0.61%
	CHARLES SCHWAB & CO INC	N/A	11.56%
	GREAT-WEST TRUST COMPANY LLC	N/A	9.03%
	PIMS/PRUDENTIAL RETIREMENT	N/A	74.49%
Class Z	BANK OF AMERICA	8.48%	0.10%
	FIRST CLEARING LLC	8.76%	0.11%
	LPL FINANCIAL	21.59%	6.73%
	UBS WM USA	50.14%	0.61%
	CHARLES SCHWAB & CO INC	N/A	12.73%
	Fidelity Investments Institutional Operations Corporation, Inc.	N/A	13.34%
	MERRILL LYNCH PIERCE FENNER & SMITH	N/A	18.13%
	NATIONAL FINANCIAL SERVICES LLC	N/A	21.12%

Columbia International Opportunities Fund (Selling Fund)
Class A	AMERICAN ENTERPRISE INVESTMENT SERVICES	22.18%	N/A
	FIRST CLEARING LLC	5.63%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH	17.90%	N/A
	MORGAN STANLEY SMITH BARNEY	8.00%	N/A
	NATIONAL FINANCIAL SERVICES LLC	10.58%	N/A
Class B	AMERICAN ENTERPRISE INVESTMENT SERVICES	29.50%	N/A
	CHARLES SCHWAB & CO INC	10.05%	N/A
	EDWARD D JONES & CO	9.53%	N/A
	FIRST CLEARING LLC	5.71%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH	21.15%	N/A
	UBS WM USA	7.69%	N/A
Class C	AMERICAN ENTERPRISE INVESTMENT SERVICES	7.67%	N/A
	FIRST CLEARING LLC	8.58%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH	22.28%	N/A
	MORGAN STANLEY SMITH BARNEY	13.85%	N/A
	NATIONAL FINANCIAL SERVICES LLC	10.51%	N/A
	PERSHING LLC	7.10%	N/A
	RAYMOND JAMES FINANCIAL	5.50%	N/A
	UBS WM USA	6.90%	N/A
Class I	Affiliated Funds-of-Funds Aggregate Ownership(1)(2)	99.99%	N/A
Class R	CAPITAL BANK & TRUST COMPANY	27.15%	N/A
	MG TRUST COMPANY	6.03%	N/A
	MID ATLANTIC TRUST COMPANY	7.23%	N/A
	RELIANCE TRUST COMPANY	37.01%	N/A

Fund	5% Owners	Percent of shares held	Percent of shares held following the Reorganization
Class R4	NATIONAL FINANCIAL SERVICES LLC	15.56%	N/A
	PERSHING LLC	53.74%	N/A
	STATE STREET BANK AND TRUST	6.10%	N/A
	TD AMERITRADE TRUST COMPANY	18.71%	N/A
Class Z	CHARLES SCHWAB & CO INC	8.28%	N/A
	FIRST CLEARING LLC	6.06%	N/A
	MERRILL LYNCH PIERCE FENNER & SMITH	17.41%	N/A
	MORGAN STANLEY SMITH BARNEY	24.86%	N/A
	NATIONAL FINANCIAL SERVICES LLC	6.17%	N/A
	THE NON-CERTIFIED EMPLOYEES RETIREMENT PLAN OF THE JUNIOR COLLEGE DISTRICT OF ST LOUIS	12.45%	N/A
	UBS WM USA	6.43%	N/A

Columbia Select International Equity Fund (Buying Fund)
Class A	AMERICAN ENTERPRISE INVESTMENT SERVICES	23.09%	22.96%
	MERRILL LYNCH PIERCE FENNER & SMITH	5.55%	7.24%
	FIRST CLEARING LLC	N/A	0.77%
	MORGAN STANLEY SMITH BARNEY	N/A	1.09%
	NATIONAL FINANCIAL SERVICES LLC	N/A	1.44%
Class B	AMERICAN ENTERPRISE INVESTMENT SERVICES	25.65%	27.25%
	CHARLES SCHWAB & CO INC	N/A	4.17%
	EDWARD D JONES & CO	N/A	3.95%
	FIRST CLEARING LLC	N/A	2.37%
	MERRILL LYNCH PIERCE FENNER & SMITH	N/A	8.77%
	UBS WM USA	N/A	3.19%
Class C	AMERICAN ENTERPRISE INVESTMENT SERVICES	9.09%	8.37%
	FIRST CLEARING LLC	9.25%	8.91%
	MERRILL LYNCH PIERCE FENNER & SMITH	10.19%	16.30%
	MORGAN STANLEY SMITH BARNEY	N/A	7.00%
	NATIONAL FINANCIAL SERVICES LLC	N/A	5.31%
	PERSHING LLC	N/A	3.59%
	RAYMOND JAMES FINANCIAL	N/A	2.78%
	UBS WM USA	N/A	3.49%
Class I	COLUMBIA MANAGEMENT INVESTMENT ADVISERS LLC	100.00%	0.01%
	Affiliated Funds-of-Funds Aggregate Ownership(1)(2)	N/A	99.98%
Class R	ASCENSUS TRUST COMPANY	62.61%	37.20%
	MERRILL LYNCH PIERCE FENNER & SMITH	10.51%	6.25%
	MG TRUST COMPANY	5.73%	5.27%
	CAPITAL BANK & TRUST COMPANY	N/A	8.42%
	MID ATLANTIC TRUST COMPANY	N/A	2.24%
	RELIANCE TRUST COMPANY	N/A	11.47%
Class R4	COLUMBIA MANAGEMENT INVESTMENT ADVISERS LLC	26.19%	0.98%
	NATIONAL FINANCIAL SERVICES LLC	73.81%	17.75%
	PERSHING LLC	N/A	51.72%
	STATE STREET BANK AND TRUST	N/A	5.87%
	TD AMERITRADE TRUST COMPANY	N/A	18.00%

Fund	5% Owners	Percent of shares held	Percent of shares held following the Reorganization
Class Z	CHARLES SCHWAB & CO INC	8.18%	8.20%
	MERRILL LYNCH PIERCE FENNER & SMITH	27.58%	24.85%
	FIRST CLEARING LLC	N/A	1.61%
	MORGAN STANLEY SMITH BARNEY	N/A	6.62%
	NATIONAL FINANCIAL SERVICES LLC	N/A	1.64%
	THE NON-CERTIFIED EMPLOYEES RETIREMENT PLAN OF THE JUNIOR COLLEGE DISTRICT OF ST LOUIS	N/A	3.31%
	UBS WM USA	N/A	1.71%

(1)	Includes the aggregate ownership of the following affiliated funds of funds: Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Global Strategic Equity Fund.
(2)	Investments by funds-of-funds advised by Columbia Threadneedle (Columbia Funds-of-Funds) in shares of certain underlying funds (underlying funds) may represent significant ownership positions in such underlying funds. The Columbia Funds-of-Funds generally vote on underlying fund proposals in the same proportion that other shareholders vote on such proposals except where the Board(s) of Trustees of the Columbia Funds-of-Funds direct otherwise, including, for example, where the Columbia Funds-of-Funds own, in aggregate, a majority position of the underlying fund.

Table C-3. Financial Highlights of Buying Funds

The financial highlights tables below are designed to help you understand how each Buying Fund has performed for the past five full fiscal years or, if shorter, the Buying Fund’s period of operations. Certain information reflects financial results for a single Buying Fund share. The total return line indicates how much an investment in the Buying Fund would have earned each period assuming any dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any.

The information shown below for each Buying Fund has been audited by PricewaterhouseCoopers LLP, except that the information shown for the six-month period ended August 31, 2015 for Columbia Overseas Value Fund and November 30, 2015 for Columbia Select Smaller-Cap Value Fund is unaudited. The auditor is an independent registered public accounting firm, whose reports, along with the Buying Funds’ financial statements, are included in the Buying Funds’ annual report to shareholders. The independent registered public accounting firms’ reports and the Buying Funds’ financial statements are also incorporated by reference into the Merger SAI. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return line indicates how much an investment of a Buying Fund would have earned or lost each period assuming all dividends and distributions had been reinvested. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods less than one year.

Financial Highlights — Columbia Contrarian Core Fund

Class A

	Year Ended August 31,					Year Ended September 30,
	2015	2014	2013	2012(a)		2011		2010
Per Share Data
Net Asset Value, Beginning of Period	$22.37	$19.15	$15.68	$12.63		$12.61		$11.76

Income from Investment Operations:
Net investment income	0.65 (g)	0.14	0.13	0.11		0.08		0.04
Net realized and unrealized gain (loss)	(0.23)	4.32	3.48	3.32		(0.03)		0.87

Total from investment operations	0.42	4.46	3.61	3.43		0.05		0.91

Less Distributions to Shareholders:
Net investment income	(0.10)	(0.11)	(0.12)	(0.07)		(0.03)		(0.06)
Net realized gains	(1.42)	(1.13)	(0.02)	(0.31)		—		—

Total distributions to shareholders	(1.52)	(1.24)	(0.14)	(0.38)		(0.03)		(0.06)

Net Asset Value, End of Period	$21.27	$22.37	$19.15	$15.68		$12.63		$12.61

Total return	1.99%	24.15%	23.23%	27.59%		0.39%		7.75%

Ratios to Average Net Assets(b)
Total gross expenses	1.09%	1.11%	1.15%	1.19%	(c)	1.19%	(d)	1.25%
Total net expenses(e)	1.09% (f)	1.11% (f)	1.14% (f)	1.16%	(c)(f)	1.16%	(d)(f)	1.19% (f)
Net investment income	2.93%	0.69%	0.73%	0.82%	(c)	0.56%		0.32%

Supplemental Data
Net assets, end of period (in thousands)	$2,297,176	$1,659,841	$913,212	$588,182		$427,039		$111,182
Portfolio turnover	60%	65%	47%	62%		78%		94%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.54 per share.

Financial Highlights — Columbia Contrarian Core Fund

Class B

	Year Ended August 31,						Year Ended September 30,
	2015	2014	2013		2012(a)		2011		2010
Per Share Data
Net Asset Value, Beginning of Period	$20.58	$17.74	$14.53		$11.74		$11.78		$11.02

Income from Investment Operations:
Net investment income (loss)	0.29 (h)	(0.01)	(0.00	)(b)	0.01		(0.03)		(0.05)
Net realized and unrealized gain (loss)	(0.05)	3.98	3.24		3.09		(0.01)		0.81

Total from investment operations	0.24	3.97	3.24		3.10		(0.04)		0.76

Less Distributions to Shareholders:
Net investment income	—	—	(0.01)		—		—		—
Net realized gains	(1.42)	(1.13)	(0.02)		(0.31)		—		—

Total distributions to shareholders	(1.42)	(1.13)	(0.03)		(0.31)		—		—

Net Asset Value, End of Period	$19.40	$20.58	$17.74		$14.53		$11.74		$11.78

Total return	1.22%	23.20%	22.32%		26.72%		(0.34)%		6.90%

Ratios to Average Net Assets(c)
Total gross expenses	1.84%	1.86%	1.90%		1.94%	(d)	1.92%	(e)	2.00%
Total net expenses(f)	1.84% (g)	1.86% (g)	1.89%	(g)	1.91%	(d)(g)	1.90%	(e)(g)	1.94%	(g)
Net investment income (loss)	1.40%	(0.08)%	(0.02)%		0.05%	(d)	(0.19)%		(0.46)%

Supplemental Data
Net assets, end of period (in thousands)	$9,551	$14,023	$16,396		$17,292		$21,560		$3,991
Portfolio turnover	60%	65%	47%		62%		78%		94%
Notes to Financial Highlights

(a)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.35 per share.

Financial Highlights — Columbia Contrarian Core Fund

Class C

	Year Ended August 31,						Year Ended September 30,
	2015	2014	2013		2012(a)		2011		2010
Per Share Data
Net Asset Value, Beginning of Period	$20.62	$17.77	$14.55		$11.76		$11.80		$11.03

Income from Investment Operations:
Net investment income (loss)	0.50 (h)	(0.01)	(0.00	)(b)	0.01		(0.03)		(0.05)
Net realized and unrealized gain (loss)	(0.27)	3.99	3.25		3.09		(0.01)		0.82

Total from investment operations	0.23	3.98	3.25		3.10		(0.04)		0.77

Less Distributions to Shareholders:
Net investment income	—	—	(0.01)		—		—		—
Net realized gains	(1.42)	(1.13)	(0.02)		(0.31)		—		—

Total distributions to shareholders	(1.42)	(1.13)	(0.03)		(0.31)		—		—

Net Asset Value, End of Period	$19.43	$20.62	$17.77		$14.55		$11.76		$11.80

Total return	1.17%	23.22%	22.36%		26.68%		(0.34)%		6.98%

Ratios to Average Net Assets(c)
Total gross expenses	1.85%	1.86%	1.90%		1.94%	(d)	1.95%	(e)	2.00%
Total net expenses(f)	1.85% (g)	1.86% (g)	1.89%	(g)	1.91%	(d)(g)	1.92%	(e)(g)	1.94	%(g)
Net investment income (loss)	2.46%	(0.06)%	(0.02)%		0.07%	(d)	(0.22)%		(0.44)%

Supplemental Data
Net assets, end of period (in thousands)	$409,798	$222,834	$115,940		$58,257		$36,559		$18,368
Portfolio turnover	60%	65%	47%		62%		78%		94%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.55 per share.

Financial Highlights — Columbia Contrarian Core Fund

Class I

	Year Ended August 31,					Year Ended September 30,
	2015	2014	2013	2012(a)		2011		2010(b)
Per Share Data
Net Asset Value, Beginning of Period	$22.53	$19.27	$15.78	$12.71		$12.69		$12.70

Income from Investment Operations:
Net investment income	0.57 (h)	0.23	0.21	0.17		0.14		0.01
Net realized and unrealized gain (loss)	(0.06)	4.35	3.49	3.34		(0.03)		(0.02)

Total from investment operations	0.51	4.58	3.70	3.51		0.11		(0.01)

Less Distributions to Shareholders:
Net investment income	(0.19)	(0.19)	(0.19)	(0.13)		(0.09)		—
Net realized gains	(1.42)	(1.13)	(0.02)	(0.31)		—		—

Total distributions to shareholders	(1.61)	(1.32)	(0.21)	(0.44)		(0.09)		—

Net Asset Value, End of Period	$21.43	$22.53	$19.27	$15.78		$12.71		$12.69

Total return	2.42%	24.71%	23.73%	28.12%		0.81%		(0.08)%

Ratios to Average Net Assets(c)
Total gross expenses	0.65%	0.68%	0.70%	0.75%	(d)	0.76%	(e)	0.85%	(d)
Total net expenses(f)	0.65%	0.68%	0.70%	0.75%	(d)	0.76%	(e)(g)	0.85%	(d)(g)
Net investment income	2.55%	1.12%	1.17%	1.24%	(d)	0.99%		4.99%	(d)

Supplemental Data
Net assets, end of period (in thousands)	$425,921	$490,451	$424,376	$385,802		$280,304		$2
Portfolio turnover	60%	65%	47%	62%		78%		94%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(b)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.
(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.37 per share.

Financial Highlights — Columbia Contrarian Core Fund

Class K

	Year Ended August 31,					Year Ended September 30, 2011(b)
	2015	2014	2013	2012(a)
Per Share Data
Net Asset Value, Beginning of Period	$22.50	$19.26	$15.77	$12.70		$14.93

Income from Investment Operations:
Net investment income	0.61 (h)	0.17	0.15	0.13		0.06
Net realized and unrealized gain (loss)	(0.16)	4.33	3.51	3.34		(2.29)

Total from investment operations	0.45	4.50	3.66	3.47		(2.23)

Less Distributions to Shareholders:
Net investment income	(0.13)	(0.13)	(0.15)	(0.09)		—
Net realized gains	(1.42)	(1.13)	(0.02)	(0.31)		—

Total distributions to shareholders	(1.55)	(1.26)	(0.17)	(0.40)		—

Net Asset Value, End of Period	$21.40	$22.50	$19.26	$15.77		$12.70

Total return	2.12%	24.27%	23.40%	27.74%		(14.94)%

Ratios to Average Net Assets(c)
Total gross expenses	0.96%	0.97%	1.00%	1.05%	(d)	1.05%	(d)(e)
Total net expenses(f)	0.96%	0.97%	1.00%	1.05%	(d)	1.05%	(d)(e)(g)
Net investment income	2.73%	0.81%	0.87%	0.93%	(d)	0.72%	(d)

Supplemental Data
Net assets, end of period (in thousands)	$115	$113	$144	$117		$100
Portfolio turnover	60%	65%	47%	62%		78%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(b)	Based on operations from March 7, 2011 (commencement of operations) through the stated period end.
(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d)	Annualized.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.47 per share.

Financial Highlights — Columbia Contrarian Core Fund

Class R

	Year Ended August 31,					Year Ended September 30,
	2015	2014	2013	2012(a)		2011		2010(b)
Per Share Data
Net Asset Value, Beginning of Period	$22.37	$19.15	$15.68	$12.63		$12.61		$12.62

Income from Investment Operations:
Net investment income	0.65 (i)	0.09	0.08	0.08		0.05		0.00	(c)
Net realized and unrealized gain (loss)	(0.29)	4.32	3.49	3.32		(0.03)		(0.01)

Total from investment operations	0.36	4.41	3.57	3.40		0.02		(0.01)

Less Distributions to Shareholders:
Net investment income	(0.05)	(0.06)	(0.08)	(0.04)		—		—
Net realized gains	(1.42)	(1.13)	(0.02)	(0.31)		—		—

Total distributions to shareholders	(1.47)	(1.19)	(0.10)	(0.35)		—		—

Net Asset Value, End of Period	$21.26	$22.37	$19.15	$15.68		$12.63		$12.61

Total return	1.69%	23.86%	22.93%	27.34%		0.16%		(0.08)%

Ratios to Average Net Assets(d)
Total gross expenses	1.34%	1.36%	1.39%	1.42%	(e)	1.44%	(f)	1.44%	(e)
Total net expenses(g)	1.34% (h)	1.36% (h)	1.39% (h)	1.41%	(e)(h)	1.39%	(f)(h)	1.44%	(e)(h)
Net investment income	2.93%	0.44%	0.46%	0.59%	(e)	0.32%		4.34%	(e)

Supplemental Data
Net assets, end of period (in thousands)	$50,048	$30,291	$13,102	$4,489		$6		$2
Portfolio turnover	60%	65%	47%	62%		78%		94%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(b)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.
(c)	Rounds to zero.
(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(e)	Annualized.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.60 per share.

Financial Highlights — Columbia Contrarian Core Fund

Class R4

	Year Ended August 31,
	2015	2014	2013(a)
Per Share Data
Net Asset Value, Beginning of Period	$22.83	$19.52	$15.84

Income from Investment Operations:
Net investment income	0.80 (f)	0.20	0.16
Net realized and unrealized gain (loss)	(0.32)	4.40	3.70

Total from investment operations	0.48	4.60	3.86

Less Distributions to Shareholders:
Net investment income	(0.15)	(0.16)	(0.16)
Net realized gains	(1.42)	(1.13)	(0.02)

Total distributions to shareholders	(1.57)	(1.29)	(0.18)

Net Asset Value, End of Period	$21.74	$22.83	$19.52

Total return	2.25%	24.44%	24.61%

Ratios to Average Net Assets(b)
Total gross expenses	0.85%	0.86%	0.89%	(c)
Total net expenses(d)	0.85% (e)	0.86% (e)	0.89%	(c)(e)
Net investment income	3.53%	0.94%	1.04%	(c)

Supplemental Data
Net assets, end of period (in thousands)	$227,941	$105,458	$46,212
Portfolio turnover	60%	65%	47%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.63 per share.

Financial Highlights — Columbia Contrarian Core Fund

Class R5

	Year Ended August 31,
	2015	2014	2013(a)
Per Share Data
Net Asset Value, Beginning of Period	$22.83	$19.52	$15.84

Income from Investment Operations:
Net investment income	0.78 (e)	0.23	0.15
Net realized and unrealized gain (loss)	(0.28)	4.39	3.73

Total from investment operations	0.50	4.62	3.88

Less Distributions to Shareholders:
Net investment income	(0.18)	(0.18)	(0.18)
Net realized gains	(1.42)	(1.13)	(0.02)

Total distributions to shareholders	(1.60)	(1.31)	(0.20)

Net Asset Value, End of Period	$21.73	$22.83	$19.52

Total return	2.34%	24.60%	24.75%

Ratios to Average Net Assets(b)
Total gross expenses	0.71%	0.73%	0.75%	(c)
Total net expenses(d)	0.71%	0.73%	0.75%	(c)
Net investment income	3.45%	1.08%	1.01%	(c)

Supplemental Data
Net assets, end of period (in thousands)	$336,043	$209,498	$68,709
Portfolio turnover	60%	65%	47%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.58 per share.

Financial Highlights — Columbia Contrarian Core Fund

Class T

	Year Ended August 31,					Year Ended September 30,
	2015	2014	2013	2012(a)		2011		2010
Per Share Data
Net Asset Value, Beginning of Period	$22.19	$19.01	$15.56	$12.54		$12.51		$11.67

Income from Investment Operations:
Net investment income	0.55 (g)	0.13	0.12	0.10		0.06		0.03
Net realized and unrealized gain (loss)	(0.15)	4.28	3.47	3.29		—		0.86

Total from investment operations	0.40	4.41	3.59	3.39		0.06		0.89

Less Distributions to Shareholders:
Net investment income	(0.09)	(0.10)	(0.12)	(0.06)		(0.03)		(0.05)
Net realized gains	(1.42)	(1.13)	(0.02)	(0.31)		—		—

Total distributions to shareholders	(1.51)	(1.23)	(0.14)	(0.37)		(0.03)		(0.05)

Net Asset Value, End of Period	$21.08	$22.19	$19.01	$15.56		$12.54		$12.51

Total return	1.92%	24.06%	23.22%	27.49%		0.43%		7.68%

Ratios to Average Net Assets(b)
Total gross expenses	1.11%	1.16%	1.20%	1.24%	(c)	1.26%	(d)	1.30%
Total net expenses(e)	1.11% (f)	1.16% (f)	1.19% (f)	1.21%	(c)(f)	1.21%	(d)(f)	1.24% (f)
Net investment income	2.49%	0.63%	0.68%	0.77%	(c)	0.44%		0.24%

Supplemental Data
Net assets, end of period (in thousands)	$143,304	$151,430	$131,732	$117,457		$100,805		$112,862
Portfolio turnover	60%	65%	47%	62%		78%		94%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.45 per share.

Financial Highlights — Columbia Contrarian Core Fund

Class W

	Year Ended August 31,					Year Ended September 30,
	2015	2014	2013	2012(a)		2011		2010(b)

Per Share Data
Net Asset Value, Beginning of Period	$22.38	$19.16	$15.69	$12.64		$12.61		$12.62

Income from Investment Operations:
Net investment income	0.50 (i)	0.14	0.13	0.11		0.08		0.00	(c)
Net realized and unrealized gain (loss)	(0.09)	4.32	3.48	3.32		(0.02)		(0.01)

Total from investment operations	0.41	4.46	3.61	3.43		0.06		(0.01)

Less Distributions to Shareholders:
Net investment income	(0.10)	(0.11)	(0.12)	(0.07)		(0.03)		—
Net realized gains	(1.42)	(1.13)	(0.02)	(0.31)		—		—

Total distributions to shareholders	(1.52)	(1.24)	(0.14)	(0.38)		(0.03)		—

Net Asset Value, End of Period	$21.27	$22.38	$19.16	$15.69		$12.64		$12.61

Total return	1.95%	24.15%	23.21%	27.57%		0.47%		(0.08)%

Ratios to Average Net Assets(d)
Total gross expenses	1.09%	1.10%	1.14%	1.19%	(e)	1.20%	(f)	1.19%	(e)
Total net expenses(g)	1.09% (h)	1.10% (h)	1.14% (h)	1.16%	(e)(h)	1.16%	(f)(h)	1.19%	(e)(h)
Net investment income	2.26%	0.67%	0.73%	0.83%	(e)	0.54%		4.64%	(e)

Supplemental Data
Net assets, end of period (in thousands)	$118,262	$124,021	$254,377	$106,075		$74,302		$2
Portfolio turnover	60%	65%	47%	62%		78%		94%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(b)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.
(c)	Rounds to zero.
(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(e)	Annualized.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.40 per share.

Financial Highlights — Columbia Contrarian Core Fund

Class Y

	Year Ended August 31,
	2015	2014	2013(a)
Per Share Data
Net Asset Value, Beginning of Period	$22.84	$19.52	$15.84

Income from Investment Operations:
Net investment income	1.19 (e)	0.24	0.24
Net realized and unrealized gain (loss)	(0.67)	4.40	3.64

Total from investment operations	0.52	4.64	3.88

Less Distributions to Shareholders:
Net investment income	(0.19)	(0.19)	(0.18)
Net realized gains	(1.42)	(1.13)	(0.02)

Total distributions to shareholders	(1.61)	(1.32)	(0.20)

Net Asset Value, End of Period	$21.75	$22.84	$19.52

Total return	2.44%	24.71%	24.79%

Ratios to Average Net Assets(b)
Total gross expenses	0.66%	0.68%	0.72%	(c)
Total net expenses(d)	0.66%	0.68%	0.72%	(c)
Net investment income	5.26%	1.12%	1.60%	(c)

Supplemental Data
Net assets, end of period (in thousands)	$53,246	$2,514	$79
Portfolio turnover	60%	65%	47%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.96 per share.

Financial Highlights — Columbia Contrarian Core Fund

Class Z

	Year Ended August 31,					Year Ended September 30,
	2015	2014	2013	2012(a)		2011		2010
Per Share Data
Net Asset Value, Beginning of Period	$22.52	$19.27	$15.78	$12.71		$12.68		$11.83

Income from Investment Operations:
Net investment income	0.66 (g)	0.19	0.17	0.15		0.11		0.07
Net realized and unrealized gain (loss)	(0.18)	4.35	3.50	3.34		(0.01)		0.86

Total from investment operations	0.48	4.54	3.67	3.49		0.10		0.93

Less Distributions to Shareholders:
Net investment income	(0.16)	(0.16)	(0.16)	(0.11)		(0.07)		(0.08)
Net realized gains	(1.42)	(1.13)	(0.02)	(0.31)		—		—

Total distributions to shareholders	(1.58)	(1.29)	(0.18)	(0.42)		(0.07)		(0.08)

Net Asset Value, End of Period	$21.42	$22.52	$19.27	$15.78		$12.71		$12.68

Total return	2.24%	24.45%	23.50%	27.91%		0.72%		7.93%

Ratios to Average Net Assets(b)
Total gross expenses	0.84%	0.86%	0.90%	0.94%	(c)	0.96%	(d)	1.00%
Total net expenses(e)	0.84% (f)	0.86% (f)	0.89% (f)	0.91%	(c)(f)	0.91%	(d)(f)	0.94% (f)
Net investment income	2.97%	0.93%	0.98%	1.08%	(c)	0.76%		0.54%

Supplemental Data
Net assets, end of period (in thousands)	$2,119,278	$1,831,114	$1,315,874	$819,630		$494,107		$344,081
Portfolio turnover	60%	65%	47%	62%		78%		94%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to August 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to August 31.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.50 per share.

Financial Highlights — Columbia Large Cap Growth Fund

Class A

	Year Ended July 31,					Year Ended September 30,
	2015	2014	2013	2012(a)		2011		2010
Per Share Data
Net Asset Value, Beginning of Period	$34.51	$31.25	$25.65	$20.84		$20.64		$18.77

Income from Investment Operations:
Net investment income (loss)	0.03	0.06	0.11	0.02		(0.01)		0.04
Net realized and unrealized gain	7.24	4.90	5.55	4.82		0.25	(b)	1.92

Total from investment operations	7.27	4.96	5.66	4.84		0.24		1.96

Less Distributions to Shareholders:
Net investment income	(0.09)	(0.08)	(0.06)	(0.03)		(0.04)		(0.09)
Net realized gains	(4.00)	(1.62)	—	—		—		—

Total distributions to shareholders	(4.09)	(1.70)	(0.06)	(0.03)		(0.04)		(0.09)

Proceeds from regulatory settlements	—	—	—	0.00	(c)	—		0.00	(c)

Net Asset Value, End of Period	$37.69	$34.51	$31.25	$25.65		$20.84		$20.64

Total return	22.51%	16.29%	22.09%	23.22%		1.16%		10.48%

Ratios to Average Net Assets(d)
Total gross expenses	1.11%	1.14%	1.18%	1.16%	(e)	1.15%	(f)	1.10%	(f)
Total net expenses(g)	1.11% (h)	1.14% (h)	1.18% (h)	1.16%	(e)(h)	1.14%	(f)(i)	1.10%	(f)(h)
Net investment income (loss)	0.09%	0.18%	0.40%	0.10%	(e)	(0.06)%		0.19%

Supplemental Data
Net assets, end of period (in thousands)	$1,870,452	$1,581,112	$1,459,893	$1,316,211		$1,187,715		$148,455
Portfolio turnover	59%	88%	104%	80%		116%		122%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.
(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(c)	Rounds to zero.
(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(e)	Annualized.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	The benefits derived from expense reductions had an impact of 0.01%.

Financial Highlights — Columbia Large Cap Growth Fund

Class B

	Year Ended July 31,						Year Ended September 30,
	2015	2014	2013		2012(a)		2011		2010
Per Share Data
Net Asset Value, Beginning of Period	$30.88	$28.25	$23.32		$19.04		$18.97		$17.30

Income from Investment Operations:
Net investment loss	(0.20)	(0.17)	(0.09)		(0.12)		(0.18)		(0.10)
Net realized and unrealized gain	6.40	4.42	5.02		4.40		0.25	(b)	1.77

Total from investment operations	6.20	4.25	4.93		4.28		0.07		1.67

Less Distributions to Shareholders:
Net realized gains	(4.00)	(1.62)	—		—		—		—

Total distributions to shareholders	(4.00)	(1.62)	—		—		—		—

Proceeds from regulatory settlements	—	—	—		0.00	(c)	—		0.00	(c)

Net Asset Value, End of Period	$33.08	$30.88	$28.25		$23.32		$19.04		$18.97

Total return	21.57%	15.46%	21.14%		22.48%		0.37%		9.65%

Ratios to Average Net Assets(d)
Total gross expenses	1.86%	1.89%	1.93%		1.91%	(e)	1.90%	(f)	1.85%	(f)
Total net expenses(g)	1.86% (h)	1.89% (h)	1.93%	(h)	1.91%	(e)(h)	1.89%	(f)(i)	1.85%	(f)(h)
Net investment loss	(0.62)%	(0.56)%	(0.34)%		(0.64)%	(e)	(0.82)%		(0.56)%

Supplemental Data
Net assets, end of period (in thousands)	$17,338	$24,117	$34,085		$39,046		$49,290		$14,527
Portfolio turnover	59%	88%	104%		80%		116%		122%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.
(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(c)	Rounds to zero.
(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(e)	Annualized.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	The benefits derived from expense reductions had an impact of 0.01%.

Financial Highlights — Columbia Large Cap Growth Fund

Class C

	Year Ended July 31,						Year Ended September 30,
	2015	2014	2013		2012(a)		2011		2010
Per Share Data
Net Asset Value, Beginning of Period	$30.90	$28.27	$23.34		$19.06		$18.98		$17.31

Income from Investment Operations:
Net investment loss	(0.21)	(0.17)	(0.09)		(0.12)		(0.17)		(0.10)
Net realized and unrealized gain	6.42	4.42	5.02		4.40		0.25	(b)	1.77

Total from investment operations	6.21	4.25	4.93		4.28		0.08		1.67

Less Distributions to Shareholders:
Net realized gains	(4.00)	(1.62)	—		—		—		—

Total distributions to shareholders	(4.00)	(1.62)	—		—		—		—

Proceeds from regulatory settlements	—	—	—		0.00	(c)	—		0.00	(c)

Net Asset Value, End of Period	$33.11	$30.90	$28.27		$23.34		$19.06		$18.98

Total return	21.59%	15.45%	21.12%		22.46%		0.42%		9.65%

Ratios to Average Net Assets(d)
Total gross expenses	1.86%	1.89%	1.93%		1.91%	(e)	1.88%	(f)	1.85%	(f)
Total net expenses(g)	1.86% (h)	1.89% (h)	1.93%	(h)	1.91%	(e)(h)	1.87%	(f)(i)	1.85%	(f)(h)
Net investment loss	(0.67)%	(0.57)%	(0.36)%		(0.65)%	(e)	(0.77)%		(0.55)%

Supplemental Data
Net assets, end of period (in thousands)	$85,724	$63,200	$52,885		$39,542		$36,860		$15,990
Portfolio turnover	59%	88%	104%		80%		116%		122%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.
(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(c)	Rounds to zero.
(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(e)	Annualized.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	The benefits derived from expense reductions had an impact of 0.01%.

Financial Highlights — Columbia Large Cap Growth Fund

Class E

	Year Ended July 31,						Year Ended September 30,
	2015		2014	2013	2012(a)		2011		2010
Per Share Data
Net Asset Value, Beginning of Period	$34.44		$31.19	$25.61	$20.80		$20.60		$18.73

Income from Investment Operations:
Net investment income (loss)	(0.00	)(b)	0.03	0.08	(0.00	)(b)	(0.02)		0.02
Net realized and unrealized gain	7.22		4.89	5.53	4.81		0.24	(c)	1.93

Total from investment operations	7.22		4.92	5.61	4.81		0.22		1.95

Less Distributions to Shareholders:
Net investment income	(0.06)		(0.05)	(0.03)	—		(0.02)		(0.08)
Net realized gains	(4.00)		(1.62)	—	—		—		—

Total distributions to shareholders	(4.06)		(1.67)	(0.03)	—		(0.02)		(0.08)

Proceeds from regulatory settlements	—		—	—	0.00	(b)	—		0.00	(b)

Net Asset Value, End of Period	$37.60		$34.44	$31.19	$25.61		$20.80		$20.60

Total return	22.37%		16.18%	21.93%	23.13%		1.07%		10.41%

Ratios to Average Net Assets(d)
Total gross expenses	1.21%		1.24%	1.28%	1.26%	(e)	1.20%	(f)	1.20%	(f)
Total net expenses(g)	1.21%	(h)	1.24% (h)	1.28% (h)	1.26%	(e)(h)	1.19%	(f)(i)	1.20%	(f)(h)
Net investment income (loss)	(0.00)%	(b)	0.08%	0.30%	(0.00)%	(b)(e)	(0.08)%		0.10%

Supplemental Data
Net assets, end of period (in thousands)	$16,539		$15,333	$14,853	$13,437		$11,784		$12,800
Portfolio Turnover	59%		88%	104%	80%		116%		122%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.
(b)	Rounds to zero.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(e)	Annualized.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	The benefits derived from expense reductions had an impact of 0.01%.

Financial Highlights — Columbia Large Cap Growth Fund

Class F

	Year Ended July 31,						Year Ended September 30,
	2015	2014	2013		2012(a)		2011		2010
Per Share Data
Net Asset Value, Beginning of Period	$30.87	$28.25	$23.32		$19.04		$18.96		$17.29

Income from Investment Operations:
Net investment loss	(0.21)	(0.17)	(0.09)		(0.12)		(0.16)		(0.10)
Net realized and unrealized gain	6.41	4.41	5.02		4.40		0.24	(b)	1.77

Total from investment operations	6.20	4.24	4.93		4.28		0.08		1.67

Less Distributions to Shareholders:
Net realized gains	(4.00)	(1.62)	—		—		—		—

Total distributions to shareholders	(4.00)	(1.62)	—		—		—		—

Proceeds from regulatory settlements	—	—	—		0.00	(c)	—		0.00	(c)

Net Asset Value, End of Period	$33.07	$30.87	$28.25		$23.32		$19.04		$18.96

Total return	21.57%	15.43%	21.14%		22.48%		0.42%		9.66%

Ratios to Average Net Assets(d)
Total gross expenses	1.86%	1.89%	1.93%		1.91%	(e)	1.85%	(f)	1.85%	(f)
Total net expenses(g)	1.86% (h)	1.89% (h)	1.93%	(h)	1.91%	(e)(h)	1.84%	(f)(i)	1.85%	(f)(h)
Net investment loss	(0.66)%	(0.57)%	(0.36)%		(0.65)%	(e)	(0.73)%		(0.55)%

Supplemental Data
Net assets, end of period (in thousands)	$871	$791	$859		$655		$484		$425
Portfolio turnover	59%	88%	104%		80%		116%		122%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.
(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(c)	Rounds to zero.
(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(e)	Annualized.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	The benefits derived from expense reductions had an impact of 0.01%.

Financial Highlights — Columbia Large Cap Growth Fund

Class I

	Year Ended July 31,					Year Ended September 30,
	2015	2014	2013	2012(a)		2011		2010(b)
Per Share Data
Net Asset Value, Beginning of Period	$35.43	$32.02	$26.29	$21.37		$21.14		$21.18

Income from Investment Operations:
Net investment income	0.19	0.21	0.25	0.11		0.11		0.00	(c)
Net realized and unrealized gain (loss)	7.43	5.04	5.66	4.94		0.24	(d)	(0.04)

Total from investment operations	7.62	5.25	5.91	5.05		0.35		(0.04)

Less Distributions to Shareholders:
Net investment income	(0.24)	(0.22)	(0.18)	(0.13)		(0.12)		—
Net realized gains	(4.00)	(1.62)	—	—		—		—

Total distributions to shareholders	(4.24)	(1.84)	(0.18)	(0.13)		(0.12)		—

Proceeds from regulatory settlements	—	—	—	0.00	(c)	—		—

Net Asset Value, End of Period	$38.81	$35.43	$32.02	$26.29		$21.37		$21.14

Total return	23.00%	16.84%	22.60%	23.71%		1.61%		(0.19)%

Ratios to Average Net Assets(e)
Total gross expenses	0.69%	0.70%	0.71%	0.72%	(f)	0.68%	(g)	0.60%	(f)
Total net expenses(h)	0.69%	0.70%	0.71%	0.72%	(f)	0.68%	(g)(i)	0.60%	(f)(i)
Net investment income	0.52%	0.62%	0.87%	0.54%	(f)	0.46%		1.89%	(f)

Supplemental Data
Net assets, end of period (in thousands)	$179,142	$184,811	$220,421	$203,848		$279,510		$2
Portfolio turnover	59%	88%	104%	80%		116%		122%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.
(b)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.
(c)	Rounds to zero.
(d)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(e)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(f)	Annualized.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
(h)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

Financial Highlights — Columbia Large Cap Growth Fund

Class K

	Year Ended July 31,					Year Ended September 30, 2011(b)
	2015	2014	2013	2012(a)
Per Share Data
Net Asset Value, Beginning of Period	$35.32	$31.94	$26.24	$21.33		$24.86

Income from Investment Operations:
Net investment income	0.09	0.11	0.18	0.08		0.02
Net realized and unrealized gain (loss)	7.41	5.01	5.64	4.90		(3.55)

Total from investment operations	7.50	5.12	5.82	4.98		(3.53)

Less Distributions to Shareholders:
Net investment income	(0.14)	(0.12)	(0.12)	(0.07)		—
Net realized gains	(4.00)	(1.62)	—	—		—

Total distributions to shareholders	(4.14)	(1.74)	(0.12)	(0.07)		—

Proceeds from regulatory settlements	—	—	—	0.00	(c)	—

Net Asset Value, End of Period	$38.68	$35.32	$31.94	$26.24		$21.33

Total return	22.66%	16.47%	22.25%	23.38%		(14.20)%

Ratios to Average Net Assets(d)
Total gross expenses	0.99%	1.00%	0.96%	0.97%	(e)	0.95%	(e)(f)
Total net expenses(g)	0.99%	1.00%	0.96%	0.97%	(e)	0.95%	(e)(f)(h)
Net investment income	0.23%	0.32%	0.64%	0.40%	(e)	0.12%	(e)

Supplemental Data
Net assets, end of period (in thousands)	$176	$202	$191	$4,270		$46,696
Portfolio turnover	59%	88%	104%	80%		116%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.
(b)	Based on operations from March 7, 2011 (commencement of operations) through the stated period end.
(c)	Rounds to zero.
(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(e)	Annualized.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

Financial Highlights — Columbia Large Cap Growth Fund

Class R

	Year Ended July 31,							Year Ended September 30,
	2015	2014		2013		2012(a)		2011		2010(b)
Per Share Data
Net Asset Value, Beginning of Period	$34.44	$31.18		$25.61		$20.83		$20.64		$20.68

Income from Investment Operations:
Net investment income (loss)	(0.07)	(0.02)		0.05		(0.01)		(0.07)		0.00	(c)
Net realized and unrealized gain (loss)	7.24	4.89		5.52		4.79		0.26	(d)	(0.04)

Total from investment operations	7.17	4.87		5.57		4.78		0.19		(0.04)

Less Distributions to Shareholders:
Net investment income	(0.01)	(0.00	)(c)	—		—		—		—
Net realized gains	(4.00)	(1.62)		—		—		—		—

Total distributions to shareholders	(4.01)	(1.62)		—		—		—		—

Proceeds from regulatory settlements	—	—		—		0.00	(c)	—		—

Increase from payment by affiliate	—	0.01		—		—		—		—

Net Asset Value, End of Period	$37.60	$34.44		$31.18		$25.61		$20.83		$20.64

Total return	22.20%	16.06%	(e)	21.75%		22.95%		0.92%		(0.19)%

Ratios to Average Net Assets(f)
Total gross expenses	1.36%	1.39%		1.43%		1.40%	(g)	1.41%	(h)	1.21%	(g)
Total net expenses(i)	1.36% (j)	1.39%	(j)	1.43%	(j)	1.40%	(g)(j)	1.40%	(h)(k)	1.21%	(g)(j)
Net investment income (loss)	(0.20)%	(0.06)%		0.17%		(0.07)%	(g)	(0.32)%		1.28%	(g)

Supplemental Data
Net assets, end of period (in thousands)	$5,421	$1,534		$1,643		$726		$2,002		$2
Portfolio turnover	59%	88%		104%		80%		116%		122%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.
(b)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.
(c)	Rounds to zero.
(d)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(e)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.02%.
(f)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(g)	Annualized.
(h)	Ratios include line of credit interest expense which is less than 0.01%.
(i)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(j)	The benefits derived from expense reductions had an impact of less than 0.01%.
(k)	The benefits derived from expense reductions had an impact of 0.01%.

Financial Highlights — Columbia Large Cap Growth Fund

Class R4

	Year Ended July 31,
	2015	2014	2013(a)
Per Share Data
Net Asset Value, Beginning of Period	$35.98	$32.48	$26.79

Income from Investment Operations:
Net investment income	0.06	0.15	0.11
Net realized and unrealized gain	7.63	5.10	5.69

Total from investment operations	7.69	5.25	5.80

Less Distributions to Shareholders:
Net investment income	(0.18)	(0.15)	(0.11)
Net realized gains	(4.00)	(1.62)	—

Total distributions to shareholders	(4.18)	(1.77)	(0.11)

Increase from payment by affiliate	—	0.02	—

Net Asset Value, End of Period	$39.49	$35.98	$32.48

Total return	22.80%	16.67% (b)	21.70%

Ratios to Average Net Assets(c)
Total gross expenses	0.86%	0.89%	0.93%	(d)
Total net expenses(e)	0.86% (f)	0.89% (f)	0.93%	(d)(f)
Net investment income	0.17%	0.42%	0.49%	(d)

Supplemental Data
Net assets, end of period (in thousands)	$6,506	$766	$33
Portfolio turnover	59%	88%	104%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.
(b)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.05%.
(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d)	Annualized.
(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

Financial Highlights — Columbia Large Cap Growth Fund

Class R5

	Year Ended July 31,					Year Ended September 30, 2011(b)
	2015	2014	2013	2012(a)
Per Share Data
Net Asset Value, Beginning of Period	$35.39	$32.00	$26.28	$21.36		$24.86

Income from Investment Operations:
Net investment income	0.09	0.19	0.26	0.11		0.05
Net realized and unrealized gain (loss)	7.51	5.02	5.64	4.94		(3.55)

Total from investment operations	7.60	5.21	5.90	5.05		(3.50)

Less Distributions to Shareholders:
Net investment income	(0.22)	(0.20)	(0.18)	(0.13)		—
Net realized gains	(4.00)	(1.62)	—	—		—

Total distributions to shareholders	(4.22)	(1.82)	(0.18)	(0.13)		—

Proceeds from regulatory settlements	—	—	—	0.00	(c)	—

Net Asset Value, End of Period	$38.77	$35.39	$32.00	$26.28		$21.36

Total return	22.95%	16.74%	22.59%	23.70%		(14.08)%

Ratios to Average Net Assets(d)
Total gross expenses	0.75%	0.75%	0.72%	0.73%	(e)	0.70%	(e)(f)
Total net expenses(g)	0.75%	0.75%	0.72%	0.73%	(e)	0.70%	(e)(f)(h)
Net investment income	0.25%	0.57%	0.89%	0.53%	(e)	0.37%	(e)

Supplemental Data
Net assets, end of period (in thousands)	$3,879	$195	$36	$497		$407
Portfolio turnover	59%	88%	104%	80%		116%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.
(b)	Based on operations from March 7, 2011 (commencement of operations) through the stated period end.
(c)	Rounds to zero.
(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(e)	Annualized.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

Financial Highlights — Columbia Large Cap Growth Fund

Class T

	Year Ended July 31,					Year Ended September 30,
	2015	2014	2013	2012(a)		2011		2010
Per Share Data
Net Asset Value, Beginning of Period	$34.27	$31.05	$25.49	$20.69		$20.49		$18.64

Income from Investment Operations:
Net investment income (loss)	0.03	0.04	0.10	0.01		(0.01)		0.03
Net realized and unrealized gain	7.19	4.87	5.50	4.79		0.24	(b)	1.90

Total from investment operations	7.22	4.91	5.60	4.80		0.23		1.93

Less Distributions to Shareholders:
Net investment income	(0.08)	(0.07)	(0.04)	—		(0.03)		(0.08)
Net realized gains	(4.00)	(1.62)	—	—		—		—

Total distributions to shareholders	(4.08)	(1.69)	(0.04)	—		(0.03)		(0.08)

Proceeds from regulatory settlements	—	—	—	0.00	(c)	—		0.00	(c)

Net Asset Value, End of Period	$37.41	$34.27	$31.05	$25.49		$20.69		$20.49

Total return	22.49%	16.21%	22.01%	23.20%		1.12%		10.40%

Ratios to Average Net Assets(d)
Total gross expenses	1.13%	1.19%	1.23%	1.21%	(e)	1.15%	(f)	1.15%	(f)
Total net expenses(g)	1.13% (h)	1.19% (h)	1.23% (h)	1.21%	(e)(h)	1.14%	(f)(i)	1.15%	(f)(h)
Net investment income	0.08%	0.13%	0.35%	0.05%	(e)	(0.03)%		0.15%

Supplemental Data
Net assets, end of period (in thousands)	$197,026	$172,830	$160,462	$146,207		$130,081		$143,784
Portfolio turnover	59%	88%	104%	80%		116%		122%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.
(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(c)	Rounds to zero.
(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(e)	Annualized.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	The benefits derived from expense reductions had an impact of 0.01%.

Financial Highlights — Columbia Large Cap Growth Fund

Class W

	Year Ended July 31,					Year Ended September 30,
	2015	2014	2013	2012(a)		2011		2010(b)
Per Share Data
Net Asset Value, Beginning of Period	$34.57	$31.26	$25.66	$20.85		$20.64		$20.68

Income from Investment Operations:
Net investment income	0.03	0.06	0.12	0.01		0.02		0.00	(c)
Net realized and unrealized gain (loss)	7.24	4.91	5.54	4.82		0.23	(d)	(0.04)

Total from investment operations	7.27	4.97	5.66	4.83		0.25		(0.04)

Less Distributions to Shareholders:
Net investment income	(0.09)	(0.06)	(0.06)	(0.02)		(0.04)		—
Net realized gains	(4.00)	(1.62)	—	—		—		—

Total distributions to shareholders	(4.09)	(1.68)	(0.06)	(0.02)		(0.04)		—

Proceeds from regulatory settlements	—	—	—	0.00	(c)	—		—

Increase from payment by affiliate	—	0.02	—	—		—		—

Net Asset Value, End of Period	$37.75	$34.57	$31.26	$25.66		$20.85		$20.64

Total return	22.47%	16.39% (e)	22.12%	23.19%		1.21%		(0.19)%

Ratios to Average Net Assets(f)
Total gross expenses	1.11%	1.14%	1.14%	1.19%	(g)	1.05%	(h)	0.96%	(g)
Total net expenses(i)	1.11% (j)	1.14% (j)	1.14% (j)	1.19%	(g)(j)	1.04%	(h)(k)	0.96%	(g)(j)
Net investment income	0.09%	0.18%	0.43%	0.07%	(g)	0.07%		1.52%	(g)

Supplemental Data
Net assets, end of period (in thousands)	$144,250	$125,509	$4	$3		$3		$2
Portfolio turnover	59%	88%	104%	80%		116%		122%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.
(b)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.
(c)	Rounds to zero.
(d)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(e)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.06%.
(f)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(g)	Annualized.
(h)	Ratios include line of credit interest expense which is less than 0.01%.
(i)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(j)	The benefits derived from expense reductions had an impact of less than 0.01%.
(k)	The benefits derived from expense reductions had an impact of 0.01%.

Financial Highlights — Columbia Large Cap Growth Fund

Class Y

	Year Ended July 31,					Year Ended September 30,
	2015	2014	2013	2012(a)		2011		2010

Per Share Data
Net Asset Value, Beginning of Period	$35.44	$32.03	$26.29	$21.36		$21.14		$19.20

Income from Investment Operations:
Net investment income	0.07	0.22	0.25	0.11		0.11		0.13
Net realized and unrealized gain	7.57	5.03	5.67	4.94		0.23	(b)	1.97

Total from investment operations	7.64	5.25	5.92	5.05		0.34		2.10

Less Distributions to Shareholders:
Net investment income	(0.25)	(0.22)	(0.18)	(0.12)		(0.12)		(0.16)
Net realized gains	(4.00)	(1.62)	—	—		—		—

Total distributions to shareholders	(4.25)	(1.84)	(0.18)	(0.12)		(0.12)		(0.16)

Proceeds from regulatory settlements	—	—	—	0.00	(c)	—		0.00	(c)

Net Asset Value, End of Period	$38.83	$35.44	$32.03	$26.29		$21.36		$21.14

Total return	23.03%	16.84%	22.64%	23.72%		1.56%		11.01%

Ratios to Average Net Assets(d)
Total gross expenses	0.71%	0.70%	0.71%	0.72%	(e)	0.67%	(f)	0.64%	(f)
Total net expenses(g)	0.71%	0.70%	0.71%	0.72%	(e)	0.67%	(f)(h)	0.64%	(f)(h)
Net investment income	0.19%	0.66%	0.90%	0.55%	(e)	0.48%		0.66%

Supplemental Data
Net assets, end of period (in thousands)	$2,750	$3	$3,826	$14,446		$15,311		$22,272
Portfolio turnover	59%	88%	104%	80%		116%		122%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.
(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(c)	Rounds to zero.
(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(e)	Annualized.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

Financial Highlights — Columbia Large Cap Growth Fund

Class Z

	Year Ended July 31,					Year Ended September 30,
	2015	2014	2013	2012(a)		2011		2010
Per Share Data
Net Asset Value, Beginning of Period	$35.41	$32.01	$26.28	$21.33		$21.12		$19.20

Income from Investment Operations:
Net investment income	0.13	0.15	0.19	0.07		0.07		0.09
Net realized and unrealized gain	7.43	5.03	5.66	4.94		0.24	(b)	1.96

Total from investment operations	7.56	5.18	5.85	5.01		0.31		2.05

Less distributions to Shareholders:
Net investment income	(0.18)	(0.16)	(0.12)	(0.06)		(0.10)		(0.13)
Net realized gains	(4.00)	(1.62)	—	—		—		—

Total distributions to shareholders	(4.18)	(1.78)	(0.12)	(0.06)		(0.10)		(0.13)

Proceeds from regulatory settlements	—	—	—	0.00	(c)	—		0.00	(c)

Net Asset Value, End of Period	$38.79	$35.41	$32.01	$26.28		$21.33		$21.12

Total return	22.80%	16.61%	22.34%	23.52%		1.41%		10.74%

Ratios to Average Net Assets(d)
Total gross expenses	0.86%	0.89%	0.93%	0.91%	(e)	0.85%	(f)	0.85%	(f)
Total net expenses(g)	0.86% (h)	0.89% (h)	0.93% (h)	0.91%	(e)(h)	0.84%	(f)(i)	0.85%	(f)(h)
Net investment income	0.34%	0.43%	0.65%	0.35%	(e)	0.28%		0.45%

Supplemental Data
Net assets, end of period (in thousands)	$1,049,380	$889,169	$850,041	$735,315		$683,738		$860,959
Portfolio turnover	59%	88%	104%	80%		116%		122%

Notes to Financial Highlights

(a)	For the period from October 1, 2011 to July 31, 2012. During the period, the Fund’s fiscal year end was changed from September 30 to July 31.
(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(c)	Rounds to zero.
(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(e)	Annualized.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	The benefits derived from expense reductions had an impact of 0.01%.

Financial Highlights — Columbia Select Smaller-Cap Value Fund

Class A

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31,					Year Ended December 31,
			2015	2014	2013	2012(a)		2011	2010
Per Share Data
Net Asset Value, Beginning of Period	$21.36		$21.52	$18.82	$14.31	$13.69		$15.97	$12.59

Income from Investment Operations:
Net investment loss	(0.04)		(0.14)	(0.03)	(0.11)	(0.06)		(0.12)	(0.11)
Net realized and unrealized gain (loss)	(0.83)		2.28	4.17	5.06	0.68		(1.40)	3.49

Total from investment operations	(0.87)		2.14	4.14	4.95	0.62		(1.52)	3.38

Less Distributions to Shareholders:
Net realized gains	—		(2.30)	(1.44)	(0.44)	—		(0.76)	—

Total distributions to shareholders	—		(2.30)	(1.44)	(0.44)	—		(0.76)	—

Proceeds from regulatory settlements	—		—	—	—	—		—	0.00	(b)

Net Asset Value, End of Period	$20.49		$21.36	$21.52	$18.82	$14.31		$13.69	$15.97

Total return	(4.07)%		11.21%	22.30%	35.23%	4.53%		(9.42)%	26.85%	(c)

Ratios to Average Net Assets(d)
Total gross expenses	1.36%	(e)	1.38%	1.41%	1.51%	1.48%	(e)	1.48%	1.66%
Total net expenses(f)	1.36%	(e)(g)	1.38% (g)	1.40% (g)	1.39% (g)	1.41%	(e)	1.42% (g)	1.33%
Net investment loss	(0.39)%	(e)	(0.67)%	(0.14)%	(0.67)%	(0.87)%	(e)	(0.77)%	(0.84)%

Supplemental Data
Net assets, end of period (in thousands)	$372,597		$397,847	$387,317	$325,677	$283,740		$295,973	$380,848
Portfolio turnover	16%		26%	22%	9%	3%		18%	5%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.
(b)	Rounds to zero.
(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.
(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(e)	Annualized.
(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

Financial Highlights — Columbia Select Smaller-Cap Value Fund

Class B

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31,					Year Ended December 31,
			2015	2014	2013	2012(a)		2011	2010
Per Share Data
Net Asset Value, Beginning of Period	$17.27		$17.97	$16.04	$12.34	$11.84		$14.04	$11.15

Income from Investment Operations:
Net investment loss	(0.09)		(0.25)	(0.16)	(0.19)	(0.09)		(0.21)	(0.19)
Net realized and unrealized gain (loss)	(0.68)		1.85	3.53	4.33	0.59		(1.23)	3.08

Total from investment operations	(0.77)		1.60	3.37	4.14	0.50		(1.44)	2.89

Less Distributions to Shareholders:
Net realized gains	—		(2.30)	(1.44)	(0.44)	—		(0.76)	—

Total distributions to shareholders	—		(2.30)	(1.44)	(0.44)	—		(0.76)	—

Proceeds from regulatory settlements	—		—	—	—	—		—	0.00	(b)

Net Asset Value, End of Period	$16.50		$17.27	$17.97	$16.04	$12.34		$11.84	$14.04

Total return	(4.46)%		10.36%	21.33%	34.28%	4.22%		(10.15)%	25.92%	(c)

Ratios to Average Net Assets(d)
Total gross expenses	2.11%	(e)	2.13%	2.16%	2.26%	2.23%	(e)	2.23%	2.43%
Total net expenses(f)	2.11%	(e)(g)	2.13% (g)	2.15% (g)	2.14% (g)	2.16%	(e)	2.16% (g)	2.10%
Net investment loss	(1.13)%	(e)	(1.41)%	(0.92)%	(1.41)%	(1.62)%	(e)	(1.52)%	(1.62)%

Supplemental Data
Net assets, end of period (in thousands)	$2,899		$3,894	$5,782	$8,356	$12,565		$13,501	$27,172
Portfolio turnover	16%		26%	22%	9%	3%		18%	5%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.
(b)	Rounds to zero.
(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.
(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(e)	Annualized.
(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

Financial Highlights — Columbia Select Smaller-Cap Value Fund

Class C

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31,					Year Ended December 31,
			2015	2014	2013	2012(a)		2011	2010

Per Share Data
Net Asset Value, Beginning of Period	$17.30		$18.00	$16.06	$12.36	$11.86		$14.06	$11.17

Income from Investment Operations:
Net investment loss	(0.09)		(0.25)	(0.16)	(0.19)	(0.09)		(0.21)	(0.19)
Net realized and unrealized gain (loss)	(0.68)		1.85	3.54	4.33	0.59		(1.23)	3.08

Total from investment operations	(0.77)		1.60	3.38	4.14	0.50		(1.44)	2.89

Less Distributions to Shareholders:
Net realized gains	—		(2.30)	(1.44)	(0.44)	—		(0.76)	—

Total distributions to shareholders	—		(2.30)	(1.44)	(0.44)	—		(0.76)	—

Proceeds from regulatory settlements	—		—	—	—	—		—	0.00	(b)

Net Asset Value, End of Period	$16.53		$17.30	$18.00	$16.06	$12.36		$11.86	$14.06

Total return	(4.45)%		10.35%	21.37%	34.23%	4.22%		(10.13)%	25.87%	(c)

Ratios to Average Net Assets(d)
Total gross expenses	2.11%	(e)	2.13%	2.16%	2.26%	2.23%	(e)	2.23%	2.42%
Total net expenses(f)	2.11%	(e)(g)	2.13% (g)	2.15% (g)	2.14% (g)	2.16%	(e)	2.17% (g)	2.09%
Net investment loss	(1.14)%	(e)	(1.42)%	(0.91)%	(1.42)%	(1.63)%	(e)	(1.52)%	(1.60)%

Supplemental Data
Net assets, end of period (in thousands)	$40,294		$43,974	$43,354	$38,785	$33,327		$37,511	$51,712
Portfolio turnover	16%		26%	22%	9%	3%		18%	5%
Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.
(b)	Rounds to zero.
(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.
(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(e)	Annualized.
(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

Financial Highlights — Columbia Select Smaller-Cap Value Fund

Class I

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31,					Year Ended December 31,
			2015	2014	2013	2012(a)		2011	2010
Per Share Data
Net Asset Value, Beginning of Period	$23.75		$23.57	$20.41	$15.41	$14.71		$17.02	$13.35

Income from Investment Operations:
Net investment income (loss)	0.01		(0.05)	0.07	(0.04)	(0.03)		(0.04)	(0.05)
Net realized and unrealized gain (loss)	(0.93)		2.53	4.53	5.48	0.73		(1.51)	3.72

Total from investment operations	(0.92)		2.48	4.60	5.44	0.70		(1.55)	3.67

Less Distributions to Shareholders:
Net realized gains	—		(2.30)	(1.44)	(0.44)	—		(0.76)	—

Total distributions to shareholders	—		(2.30)	(1.44)	(0.44)	—		(0.76)	—

Proceeds from regulatory settlements	—		—	—	—	—		—	0.00	(b)

Net Asset Value, End of Period	$22.83		$23.75	$23.57	$20.41	$15.41		$14.71	$17.02

Total return	(3.87)%		11.70%	22.83%	35.91%	4.76%		(9.01)%	27.49%	(c)

Ratios to Average Net Assets(d)
Total gross expenses	0.93%	(e)	0.93%	0.93%	0.96%	0.98%	(e)	0.94%	1.09%
Total net expenses(f)	0.93%	(e)	0.93%	0.93%	0.93%	0.94%	(e)	0.91%	0.88%
Net investment income (loss)	0.05%	(e)	(0.22)%	0.32%	(0.21)%	(0.38)%	(e)	(0.24)%	(0.38)%

Supplemental Data
Net assets, end of period (in thousands)	$19,259		$22,479	$22,829	$26,109	$20,764		$14,419	$10,145
Portfolio turnover	16%		26%	22%	9%	3%		18%	5%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.
(b)	Rounds to zero.
(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.
(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(e)	Annualized.
(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Financial Highlights — Columbia Select Smaller-Cap Value Fund

Class K

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31,					Year Ended December 31,
			2015	2014	2013	2012(a)		2011	2010
Per Share Data
Net Asset Value, Beginning of Period	$23.27		$23.20	$20.17	$15.28	$14.60		$16.94	$13.34

Income from Investment Operations:
Net investment income (loss)	(0.03)		(0.12)	0.01	(0.09)	(0.04)		(0.09)	(0.10)
Net realized and unrealized gain (loss)	(0.91)		2.49	4.46	5.42	0.72		(1.49)	3.70

Total from investment operations	(0.94)		2.37	4.47	5.33	0.68		(1.58)	3.60

Less Distributions to Shareholders:
Net realized gains	—		(2.30)	(1.44)	(0.44)	—		(0.76)	—

Total distributions to shareholders	—		(2.30)	(1.44)	(0.44)	—		(0.76)	—

Proceeds from regulatory settlements	—		—	—	—	—		—	0.00	(b)

Net Asset Value, End of Period	$22.33		$23.27	$23.20	$20.17	$15.28		$14.60	$16.94

Total return	(4.04)%		11.39%	22.45%	35.49%	4.66%		(9.23)%	26.99%	(c)

Ratios to Average Net Assets(d)
Total gross expenses	1.23%	(e)	1.23%	1.23%	1.26%	1.23%	(e)	1.22%	1.39%
Total net expenses(f)	1.23%	(e)	1.23%	1.23%	1.23%	1.20%	(e)	1.18%	1.18%
Net investment income (loss)	(0.26)%	(e)	(0.52)%	0.05%	(0.51)%	(0.65)%	(e)	(0.53)%	(0.69)%

Supplemental Data
Net assets, end of period (in thousands)	$6,936		$7,323	$6,809	$5,083	$3,812		$3,642	$3,601
Portfolio turnover	16%		26%	22%	9%	3%		18%	5%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.
(b)	Rounds to zero.
(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.
(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(e)	Annualized.
(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Financial Highlights — Columbia Select Smaller-Cap Value Fund

Class R

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31,					Year Ended December 31,
			2015	2014	2013	2012(a)		2011	2010
Per Share Data
Net Asset Value, Beginning of Period	$20.46		$20.77	$18.25	$13.92	$13.33		$15.62	$12.35

Income from Investment Operations:
Net investment loss	(0.06)		(0.19)	(0.08)	(0.14)	(0.07)		(0.16)	(0.16)
Net realized and unrealized gain (loss)	(0.79)		2.18	4.04	4.91	0.66		(1.37)	3.43

Total from investment operations	(0.85)		1.99	3.96	4.77	0.59		(1.53)	3.27

Less Distributions to Shareholders:
Net realized gains	—		(2.30)	(1.44)	(0.44)	—		(0.76)	—

Total distributions to shareholders	—		(2.30)	(1.44)	(0.44)	—		(0.76)	—

Proceeds from regulatory settlements	—		—	—	—	—		—	0.00	(b)

Net Asset Value, End of Period	$19.61		$20.46	$20.77	$18.25	$13.92		$13.33	$15.62

Total return	(4.15)%		10.87%	22.01%	34.92%	4.43%		(9.69)%	26.48%	(c)

Ratios to Average Net Assets(d)
Total gross expenses	1.61%	(e)	1.63%	1.66%	1.76%	1.73%	(e)	1.73%	1.87%
Total net expenses(f)	1.61%	(e)(g)	1.63% (g)	1.65% (g)	1.64% (g)	1.67%	(e)	1.67% (g)	1.66%
Net investment loss	(0.64)%	(e)	(0.92)%	(0.40)%	(0.92)%	(1.14)%	(e)	(1.02)%	(1.16)%

Supplemental Data
Net assets, end of period (in thousands)	$11,107		$11,772	$11,933	$10,684	$9,248		$11,156	$15,733
Portfolio turnover	16%		26%	22%	9%	3%		18%	5%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.
(b)	Rounds to zero.
(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.
(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(e)	Annualized.
(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

Financial Highlights — Columbia Select Smaller-Cap Value Fund

Class R4

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31,
			2015	2014	2013(a)
Per Share Data
Net Asset Value, Beginning of Period	$23.76		$23.63	$20.49	$15.99

Income from Investment Operations:
Net investment income (loss)	(0.02)		(0.10)	0.02	(0.04)
Net realized and unrealized gain (loss)	(0.92)		2.53	4.56	4.98

Total from investment operations	(0.94)		2.43	4.58	4.94

Less Distributions to Shareholders:
Net realized gains	—		(2.30)	(1.44)	(0.44)

Total distributions to shareholders	—		(2.30)	(1.44)	(0.44)

Net Asset Value, End of Period	$22.82		$23.76	$23.63	$20.49

Total return	(3.96)%		11.45%	22.64%	31.47%

Ratios to Average Net Assets(b)
Total gross expenses	1.12%	(c)	1.13%	1.16%	1.27%	(c)
Total net expenses(d)	1.12%	(c)(e)	1.13% (e)	1.15% (e)	1.14%	(c)
Net investment income (loss)	(0.14)%	(c)	(0.44)%	0.07%	(0.37)%	(c)

Supplemental Data
Net assets, end of period (in thousands)	$1,581		$486	$123	$3
Portfolio turnover	16%		26%	22%	9%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

Financial Highlights — Columbia Select Smaller-Cap Value Fund

Class R5

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31,					Year Ended December 31,
			2015	2014	2013	2012(a)		2011	2010
Per Share Data
Net Asset Value, Beginning of Period	$23.65		$23.49	$20.35	$15.40	$14.70		$17.01	$13.35

Income from Investment Operations:
Net investment income (loss)	(0.00	)(b)	(0.07)	0.07	(0.05)	(0.03)		(0.05)	(0.06)
Net realized and unrealized gain (loss)	(0.92)		2.53	4.51	5.44	0.73		(1.50)	3.72

Total from investment operations	(0.92)		2.46	4.58	5.39	0.70		(1.55)	3.66

Less Distributions to Shareholders:
Net realized gains	—		(2.30)	(1.44)	(0.44)	—		(0.76)	—

Total distributions to shareholders	—		(2.30)	(1.44)	(0.44)	—		(0.76)	—

Proceeds from regulatory settlements	—		—	—	—	—		—	0.00	(b)

Net Asset Value, End of Period	$22.73		$23.65	$23.49	$20.35	$15.40		$14.70	$17.01

Total return	(3.89)%		11.65%	22.80%	35.60%	4.76%		(9.02)%	27.42%	(c)

Ratios to Average Net Assets(d)
Total gross expenses	0.99%	(e)	0.98%	0.98%	0.98%	0.98%	(e)	0.97%	1.14%
Total net expenses(f)	0.99%	(e)	0.98%	0.98%	0.98%	0.95%	(e)	0.93%	0.93%
Net investment income (loss)	(0.01)%	(e)	(0.29)%	0.32%	(0.31)%	(0.41)%	(e)	(0.28)%	(0.44)%

Supplemental Data
Net assets, end of period (in thousands)	$3,739		$2,188	$630	$352	$2,145		$2,046	$2,289
Portfolio turnover	16%		26%	22%	9%	3%		18%	5%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.
(b)	Rounds to zero.
(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.
(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(e)	Annualized.
(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Financial Highlights — Columbia Select Smaller-Cap Value Fund

Class Y

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31, 2015(a)
Per Share Data
Net Asset Value, Beginning of Period	$24.21		$23.11

Income from Investment Operations:
Net investment income (loss)	0.01		(0.02)
Net realized and unrealized gain (loss)	(0.94)		3.42

Total from investment operations	(0.93)		3.40

Less Distributions to Shareholders:
Net realized gains	—		(2.30)

Total distributions to shareholders	—		(2.30)

Net Asset Value, End of Period	$23.28		$24.21

Total return	(3.84)%		15.90%

Ratios to Average Net Assets(b)
Total gross expenses	0.88%	(c)	0.88%	(c)
Total net expenses(d)	0.88%	(c)	0.88%	(c)
Net investment income (loss)	0.08%	(c)	(0.15)%	(c)

Supplemental Data
Net assets, end of period (in thousands)	$3		$3
Portfolio turnover	16%		26%

Notes to Financial Highlights

(a)	Based on operations from October 1, 2014 (commencement of operations) through the stated period end.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Financial Highlights — Columbia Select Smaller-Cap Value Fund

Class Z

	Six Months Ended November 30, 2015 (Unaudited)		Year Ended May 31,					Year Ended December 31,
			2015	2014	2013	2012(a)		2011	2010(b)
Per Share Data
Net Asset Value, Beginning of Period	$23.47		$23.37	$20.28	$15.35	$14.67		$17.01	$14.61

Income from Investment Operations:
Net investment income (loss)	(0.02)		(0.10)	0.05	(0.07)	(0.04)		(0.08)	(0.01)
Net realized and unrealized gain (loss)	(0.90)		2.50	4.48	5.44	0.72		(1.50)	2.41

Total from investment operations	(0.92)		2.40	4.53	5.37	0.68		(1.58)	2.40

Less Distributions to Shareholders:
Net realized gains	—		(2.30)	(1.44)	(0.44)	—		(0.76)	—

Total distributions to shareholders	—		(2.30)	(1.44)	(0.44)	—		(0.76)	—

Net Asset Value, End of Period	$22.55		$23.47	$23.37	$20.28	$15.35		$14.67	$17.01

Total return	(3.92)%		11.44%	22.63%	35.59%	4.63%		(9.19)%	16.43%

Ratios to Average Net Assets(c)
Total gross expenses	1.11%	(d)	1.13%	1.16%	1.26%	1.23%	(d)	1.20%	1.55%	(d)
Total net expenses(e)	1.11%	(d)(f)	1.13% (f)	1.15% (f)	1.14% (f)	1.16%	(d)	1.19% (f)	1.02%	(d)
Net investment income (loss)	(0.14)%	(d)	(0.44)%	0.22%	(0.42)%	(0.62)%	(d)	(0.50)%	(0.34)%	(d)

Supplemental Data
Net assets, end of period (in thousands)	$21,289		$18,605	$7,019	$3,467	$2,417		$1,892	$133
Portfolio turnover	16%		26%	22%	9%	3%		18%	5%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.
(b)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.
(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d)	Annualized.
(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

Financial Highlights — Columbia Overseas Value Fund

Class A

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,
			2015		2014(a)
Per Share Data
Net Asset Value, Beginning of Period	$8.65		$9.20		$7.65

Income from Investment Operations:
Net investment income	0.15		0.20		0.19
Net realized and unrealized gain (loss)	(0.42)		(0.49)		1.49

Total from investment operations	(0.27)		(0.29)		1.68

Less Distributions to Shareholders:
Net investment income	—		(0.26)		(0.13)
Tax return of capital	—		(0.00	)(b)	—

Total distributions to shareholders	—		(0.26)		(0.13)

Net Asset Value, End of Period	$8.38		$8.65		$9.20

Total return	(3.12)%		(2.92)%		22.10%

Ratios to Average Net Assets(c)
Total gross expenses	1.42%	(d)	1.40%		1.71%
Total net expenses(e)	1.42%	(d)(f)	1.40%	(f)	1.41% (f)
Net investment income	3.31%	(d)	2.32%		2.22%

Supplemental Data
Net assets, end of period (in thousands)	$183,258		$188,171		$219,133
Portfolio turnover	41%		74%		63%

Notes to Financial Highlights

(a)	Based on operations from February 28, 2013 (commencement of operations) through the stated period end.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d)	Annualized.
(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

Financial Highlights — Columbia Overseas Value Fund

Class B

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,
			2015		2014(a)
Per Share Data
Net Asset Value, Beginning of Period	$8.64		$9.18		$7.65

Income from Investment Operations:
Net investment income	0.12		0.15		0.14
Net realized and unrealized gain (loss)	(0.42)		(0.49)		1.47

Total from investment operations	(0.30)		(0.34)		1.61

Less Distributions to Shareholders:
Net investment income	—		(0.20)		(0.08)
Tax return of capital	—		(0.00	)(b)	—

Total distributions to shareholders	—		(0.20)		(0.08)

Net Asset Value, End of Period	$8.34		$8.64		$9.18

Total return	(3.47)%		(3.60)%		21.13%

Ratios to Average Net Assets(c)
Total gross expenses	2.17%	(d)	2.15%		2.47%
Total net expenses(e)	2.17%	(d)(f)	2.15%	(f)	2.16% (f)
Net investment income	2.75%	(d)	1.74%		1.66%

Supplemental Data
Net assets, end of period (in thousands)	$2,962		$5,202		$9,662
Portfolio turnover	41%		74%		63%

Notes to Financial Highlights

(a)	Based on operations from February 28, 2013 (commencement of operations) through the stated period end.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d)	Annualized.
(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

Financial Highlights — Columbia Overseas Value Fund

Class C

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,
			2015		2014(a)
Per Share Data
Net Asset Value, Beginning of Period	$8.64		$9.18		$7.65

Income from Investment Operations:
Net investment income	0.11		0.13		0.12
Net realized and unrealized gain (loss)	(0.41)		(0.47)		1.49

Total from investment operations	(0.30)		(0.34)		1.61

Less Distributions to Shareholders:
Net investment income	—		(0.20)		(0.08)
Tax return of capital	—		(0.00	)(b)	—

Total distributions to shareholders	—		(0.20)		(0.08)

Net Asset Value, End of Period	$8.34		$8.64		$9.18

Total return	(3.47)%		(3.60)%		21.13%

Ratios to Average Net Assets(c)
Total gross expenses	2.17%	(d)	2.16%		2.46%
Total net expenses(e)	2.17%	(d)(f)	2.16%	(f)	2.16% (f)
Net investment income	2.55%	(d)	1.54%		1.46%

Supplemental Data
Net assets, end of period (in thousands)	$4,683		$4,597		$4,843
Portfolio turnover	41%		74%		63%

Notes to Financial Highlights

(a)	Based on operations from February 28, 2013 (commencement of operations) through the stated period end.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d)	Annualized.
(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

Financial Highlights — Columbia Overseas Value Fund

Class I

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,				Year Ended February 29, 2012(a)
			2015		2014	2013
Per Share Data
Net Asset Value, Beginning of Period	$8.65		$9.20		$7.65	$7.22	$7.87

Income from Investment Operations:
Net investment income	0.17		0.24		0.20	0.20	0.22
Net realized and unrealized gain (loss)	(0.42)		(0.48)		1.51	0.40	(0.62)

Total from investment operations	(0.25)		(0.24)		1.71	0.60	(0.40)

Less Distributions to Shareholders:
Net investment income	—		(0.31)		(0.16)	(0.17)	(0.25)
Tax return of capital	—		(0.00	)(b)	—	—	—

Total distributions to shareholders	—		(0.31)		(0.16)	(0.17)	(0.25)

Net Asset Value, End of Period	$8.40		$8.65		$9.20	$7.65	$7.22

Total return	(2.89)%		(2.43)%		22.55%	8.49%	(4.55)%

Ratios to Average Net Assets(c)
Total gross expenses	0.92%	(d)	0.92%		1.04%	1.33%	1.76% (d)
Total net expenses(e)	0.92%	(d)	0.92%		0.98%	1.07%	0.84% (d)
Net investment income	3.76%	(d)	2.73%		2.36%	2.78%	3.37% (d)

Supplemental Data
Net assets, end of period (in thousands)	$297,543		$285,957		$98,706	$26,514	$28,376
Portfolio turnover	41%		74%		63%	46%	96%

Notes to Financial Highlights

(a)	Based on operations from March 31, 2011 (commencement of operations) through the stated period end.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d)	Annualized.
(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Financial Highlights — Columbia Overseas Value Fund

Class K

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,
			2015		2014(a)
Per Share Data
Net Asset Value, Beginning of Period	$8.65		$9.20		$7.65

Income from Investment Operations:
Net investment income	0.16		0.22		0.20
Net realized and unrealized gain (loss)	(0.42)		(0.49)		1.49

Total from investment operations	(0.26)		(0.27)		1.69

Less Distributions to Shareholders:
Net investment income	—		(0.28)		(0.14)
Tax return of capital	—		(0.00	)(b)	—

Total distributions to shareholders	—		(0.28)		(0.14)

Net Asset Value, End of Period	$8.39		$8.65		$9.20

Total return	(3.01)%		(2.73)%		22.25%

Ratios to Average Net Assets(c)
Total gross expenses	1.22%	(d)	1.22%		1.33%
Total net expenses(e)	1.22%	(d)	1.22%		1.26%
Net investment income	3.62%	(d)	2.49%		2.39%

Supplemental Data
Net assets, end of period (in thousands)	$145		$172		$197
Portfolio turnover	41%		74%		63%

Notes to Financial Highlights

(a)	Based on operations from February 28, 2013 (commencement of operations) through the stated period end.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d)	Annualized.
(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Financial Highlights — Columbia Overseas Value Fund

Class R4

	Six Months Ended August 31, 2015(a) (Unaudited)
Per Share Data
Net Asset Value, Beginning of Period	$8.78

Income from Investment Operations:
Net investment income	0.03
Net realized and unrealized loss	(0.45)

Total from investment operations	(0.42)

Net Asset Value, End of Period	$8.36

Total return	(4.78)%

Ratios to Average Net Assets(b)
Total gross expenses	1.16%	(c)
Total net expenses(d)	1.16%	(c)(e)
Net investment income	1.85%	(c)

Supplemental Data
Net assets, end of period (in thousands)	$2
Portfolio turnover	41%

Notes to Financial Highlights

(a)	Based on operations from July 1, 2015 (commencement of operations) through the stated period end.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

Financial Highlights — Columbia Overseas Value Fund

Class R5

	Six Months Ended August 31, 2015(a) (Unaudited)
Per Share Data
Net Asset Value, Beginning of Period	$8.78

Income from Investment Operations:
Net investment income	0.03
Net realized and unrealized loss	(0.45)

Total from investment operations	(0.42)

Net Asset Value, End of Period	$8.36

Total return	(4.78)%

Ratios to Average Net Assets(b)
Total gross expenses	0.95%	(c)
Total net expenses(d)	0.95%	(c)
Net investment income	2.06%	(c)

Supplemental Data
Net assets, end of period (in thousands)	$2
Portfolio turnover	41%

Notes to Financial Highlights

(a)	Based on operations from July 1, 2015 (commencement of operations) through the stated period end.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Financial Highlights — Columbia Overseas Value Fund

Class W

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,				Year Ended February 29, 2012(a)
			2015		2014	2013
Per Share Data
Net Asset Value, Beginning of Period	$8.64		$9.19		$7.65	$7.22	$7.87

Income from Investment Operations:
Net investment income	0.15		0.21		0.19	0.17	0.22
Net realized and unrealized gain (loss)	(0.41)		(0.50)		1.48	0.42	(0.64)

Total from investment operations	(0.26)		(0.29)		1.67	0.59	(0.42)

Less Distributions to Shareholders:
Net investment income	—		(0.26)		(0.13)	(0.16)	(0.23)
Tax return of capital	—		(0.00	)(b)	—	—	—

Total distributions to shareholders	—		(0.26)		(0.13)	(0.16)	(0.23)

Net Asset Value, End of Period	$8.38		$8.64		$9.19	$7.65	$7.22

Total return	(3.01)%		(2.93)%		21.97%	8.24%	(4.81)%

Ratios to Average Net Assets(c)
Total gross expenses	1.42%	(d)	1.40%		1.63%	1.58%	2.09% (d)
Total net expenses(e)	1.42%	(d)(f)	1.40%	(f)	1.41% (f)	1.33%	1.12% (d)
Net investment income	3.43%	(d)	2.41%		2.21%	2.46%	3.24% (d)

Supplemental Data
Net assets, end of period (in thousands)	$149,247		$208,707		$303,273	$2	$2
Portfolio turnover	41%		74%		63%	46%	96%

Notes to Financial Highlights

(a)	Based on operations from March 31, 2011 (commencement of operations) through the stated period end.
(b)	Rounds to zero.
(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(d)	Annualized.
(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

Financial Highlights — Columbia Overseas Value Fund

Class Y

	Six Months Ended August 31, 2015(a) (Unaudited)
Per Share Data
Net Asset Value, Beginning of Period	$8.78

Income from Investment Operations:
Net investment income	0.03
Net realized and unrealized loss	(0.44)
Total from investment operations	(0.41)

Net Asset Value, End of Period	$8.37

Total return	(4.67)%

Ratios to Average Net Assets(b)
Total gross expenses	0.90%	(c)
Total net expenses(d)	0.90%	(c)
Net investment income	2.11%	(c)

Supplemental Data
Net assets, end of period (in thousands)	$2
Portfolio turnover	41%

Notes to Financial Highlights

(a)	Based on operations from July 1, 2015 (commencement of operations) through the stated period end.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Financial Highlights — Columbia Overseas Value Fund

Class Z

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,				Year Ended February 29, 2012	Year Ended February 28, 2011
			2015		2014	2013
Per Share Data
Net Asset Value, Beginning of Period	$8.66		$9.20		$7.66	$7.23	$8.00	$6.98

Income from Investment Operations:
Net investment income	0.17		0.23		0.40	0.19	0.32	0.16
Net realized and unrealized gain (loss)	(0.43)		(0.48)		1.29	0.41	(0.85)	1.01

Total from investment operations	(0.26)		(0.25)		1.69	0.60	(0.53)	1.17

Less Distributions to Shareholders:
Net investment income	—		(0.29)		(0.15)	(0.17)	(0.24)	(0.15)
Tax return of capital	—		(0.00	)(a)	—	—	—	—

Total distributions to shareholders	—		(0.29)		(0.15)	(0.17)	(0.24)	(0.15)

Net Asset Value, End of Period	$8.40		$8.66		$9.20	$7.66	$7.23	$8.00

Total return	(3.00)%		(2.56)%		22.19%	8.45%	(6.17)%	17.06%

Ratios to Average Net Assets(b)
Total gross expenses	1.17%	(c)	1.16%		1.52%	1.32%	1.87%	3.65%
Total net expenses(d)	1.17%	(c)(e)	1.16%	(e)	1.21% (e)	1.07%	0.98%	1.15% (e)
Net investment income	3.93%	(c)	2.64%		4.97%	2.72%	3.80%	2.18%

Supplemental Data
Net assets, end of period (in thousands)	$570		$340		$88	$2,680	$2,521	$8,690
Portfolio turnover	41%		74%		63%	46%	96%	48%

Notes to Financial Highlights

(a)	Rounds to zero.
(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(c)	Annualized.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

Financial Highlights — Columbia Select International Equity Fund

Class A

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,						Year Ended February 29, 2012		Year Ended February 28, 2011
			2015		2014		2013
Per Share Data
Net Asset Value, Beginning of Period	$13.69		$13.88		$12.02		$11.68		$12.46		$10.68

Income from Investment Operations:
Net investment income	0.08		0.12		0.15		0.17		0.14		0.14
Net realized and unrealized gain (loss)	(0.89)		(0.32)		1.71		0.56		(0.94)		1.85

Total from investment operations	(0.81)		(0.20)		1.86		0.73		(0.80)		1.99

Less Distributions to Shareholders:
Net investment income	—		—		—		(0.39)		—		(0.21)

Total distributions to shareholders	—		—		—		(0.39)		—		(0.21)

Proceeds from regulatory settlements	0.06		0.01		—		—		0.02		0.00	(a)

Net Asset Value, End of Period	$12.94		$13.69		$13.88		$12.02		$11.68		$12.46

Total return	(5.48)%	(b)	(1.37)%	(c)	15.47%		6.41%		(6.26)%	(d)	18.80%

Ratios to Average Net Assets(e)
Total gross expenses	1.44%	(f)(g)	1.49%		1.42%	(g)	1.39%	(g)	1.36%		1.33%	(g)
Total net expenses(h)	1.43%	(f)(g)(i)	1.47%	(i)	1.42%	(g)(i)	1.38%	(g)(i)	1.32%	(i)	1.33%	(g)(i)
Net investment income	1.16%	(f)	0.94%		1.20%		1.46%		1.20%		1.27%

Supplemental Data
Net assets, end of period (in thousands)	$248,620		$274,993		$316,823		$313,239		$356,708		$24,668
Portfolio turnover	101%		96%		125%		100%		112%		92%

Notes to Financial Highlights

(a)	Rounds to zero.
(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.
(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.
(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.
(e)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(f)	Annualized.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
(h)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

Financial Highlights — Columbia Select International Equity Fund

Class B

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,						Year Ended February 29, 2012		Year Ended February 28, 2011
			2015		2014		2013
Per Share Data
Net Asset Value, Beginning of Period	$12.23		$12.50		$10.90		$10.55		$11.34		$9.75

Income from Investment Operations:
Net investment income	0.03		0.04		0.06		0.09		0.06		0.07
Net realized and unrealized gain (loss)	(0.80)		(0.32)		1.54		0.49		(0.87)		1.66

Total from investment operations	(0.77)		(0.28)		1.60		0.58		(0.81)		1.73

Less Distributions to Shareholders:
Net investment income	—		—		—		(0.23)		—		(0.14)

Total distributions to shareholders	—		—		—		(0.23)		—		(0.14)

Proceeds from regulatory settlements	0.05		0.01		—		—		0.02		0.00	(a)

Net Asset Value, End of Period	$11.51		$12.23		$12.50		$10.90		$10.55		$11.34

Total return	(5.89)%	(b)	(2.16)%	(c)	14.68%		5.59%		(6.97)%	(d)	17.88%

Ratios to Average Net Assets(e)
Total gross expenses	2.19%	(f)(g)	2.24%		2.17%	(g)	2.13%	(g)	2.11%		2.08%	(g)
Total net expenses(h)	2.18%	(f)(g)(i)	2.22%	(i)	2.17%	(g)(i)	2.12%	(g)(i)	2.06%	(i)	2.08%	(g)(i)
Net investment income	0.52%	(f)	0.33%		0.52%		0.91%		0.62%		0.70%

Supplemental Data
Net assets, end of period (in thousands)	$1,475		$2,296		$4,260		$6,566		$11,838		$784
Portfolio turnover	101%		96%		125%		100%		112%		92%

Notes to Financial Highlights

(a)	Rounds to zero.
(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.
(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.
(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.20%.
(e)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(f)	Annualized.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
(h)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

Financial Highlights — Columbia Select International Equity Fund

Class C

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,						Year Ended February 29, 2012		Year Ended February 28, 2011
			2015		2014		2013
Per Share Data
Net Asset Value, Beginning of Period	$12.08		$12.34		$10.77		$10.42		$11.20		$9.63

Income from Investment Operations:
Net investment income	0.02		0.02		0.05		0.07		0.05		0.07
Net realized and unrealized gain (loss)	(0.78)		(0.29)		1.52		0.51		(0.85)		1.64

Total from investment operations	(0.76)		(0.27)		1.57		0.58		(0.80)		1.71

Less Distributions to Shareholders:
Net investment income	—		—		—		(0.23)		—		(0.14)

Total distributions to shareholders	—		—		—		(0.23)		—		(0.14)

Proceeds from regulatory settlements	0.05		0.01		—		—		0.02		0.00	(a)

Net Asset Value, End of Period	$11.37		$12.08		$12.34		$10.77		$10.42		$11.20

Total return	(5.88)%	(b)	(2.11)%	(c)	14.58%		5.64%		(6.96)%	(d)	17.89%

Ratios to Average Net Assets(e)
Total gross expenses	2.19%	(f)(g)	2.24%		2.17%	(g)	2.14%	(g)	2.10%		2.08%	(g)
Total net expenses(h)	2.18%	(f)(g)(i)	2.22%	(i)	2.17%	(g)(i)	2.13%	(g)(i)	2.07%	(i)	2.08%	(g)(i)
Net investment income	0.41%	(f)	0.19%		0.45%		0.72%		0.48%		0.72%

Supplemental Data
Net assets, end of period (in thousands)	$9,861		$11,042		$12,562		$12,619		$15,058		$1,272
Portfolio turnover	101%		96%		125%		100%		112%		92%

Notes to Financial Highlights

(a)	Rounds to zero.
(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.
(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.
(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.
(e)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(f)	Annualized.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
(h)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

Financial Highlights — Columbia Select International Equity Fund

Class I

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,					Year Ended February 29, 2012	Year Ended February 28, 2011(a)
			2015	2014		2013
Per Share Data
Net Asset Value, Beginning of Period	$14.03		$14.15	$12.20		$11.89		$12.62	$11.64

Income from Investment Operations:
Net investment income	0.11		0.27	0.30		0.22		0.22	0.02
Net realized and unrealized gain (loss)	(0.91)		(0.40)	1.65		0.58		(0.97)	1.21

Total from investment operations	(0.80)		(0.13)	1.95		0.80		(0.75)	1.23

Less Distributions to Shareholders:
Net investment income	—		—	—		(0.49)		—	(0.25)

Total distributions to shareholders	—		—	—		(0.49)		—	(0.25)

Proceeds from regulatory settlements	0.06		0.01	—		—		0.02	0.00	(b)

Net Asset Value, End of Period	$13.29		$14.03	$14.15		$12.20		$11.89	$12.62

Total return	(5.27)%	(c)	(0.85)% (d)	15.98%		6.96%		(5.78)% (e)	10.69%

Ratios to Average Net Assets(f)
Total gross expenses	1.00%	(g)(h)	0.95%	0.93%	(h)	0.93%	(h)	0.84%	0.95%	(g)(h)
Total net expenses(i)	0.98%	(g)(h)	0.95%	0.93%	(h)	0.93%	(h)	0.84%	0.95%	(g)(h)(j)
Net investment income	1.59%	(g)	1.98%	2.38%		1.90%		1.87%	0.32%	(g)

Supplemental Data
Net assets, end of period (in thousands)	$3		$3	$19		$24,204		$78,467	$47,056
Portfolio turnover	101%		96%	125%		100%		112%	92%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.
(b)	Rounds to zero.
(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.
(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.
(e)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.
(f)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(g)	Annualized.
(h)	Ratios include line of credit interest expense which is less than 0.01%.
(i)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

Financial Highlights — Columbia Select International Equity Fund

Class K

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,					Year Ended February 29, 2012(a)
			2015	2014		2013
Per Share Data
Net Asset Value, Beginning of Period	$13.95		$14.11	$12.20		$11.85		$12.54

Income from Investment Operations:
Net investment income	0.11		0.15	0.17		0.18		0.15
Net realized and unrealized gain (loss)	(0.93)		(0.32)	1.74		0.58		(0.86)

Total from investment operations	(0.82)		(0.17)	1.91		0.76		(0.71)

Less Distributions to Shareholders:
Net investment income	—		—	—		(0.41)		—

Total distributions to shareholders	—		—	—		(0.41)		—

Proceeds from regulatory settlements	0.06		0.01	—		—		0.02

Net Asset Value, End of Period	$13.19		$13.95	$14.11		$12.20		$11.85

Total return	(5.45)%	(b)	(1.13)% (c)	15.66%		6.64%		(5.50)%	(d)

Ratios to Average Net Assets(e)
Total gross expenses	1.24%	(f)(g)	1.25%	1.24%	(g)	1.24%	(g)	1.21%	(f)
Total net expenses(h)	1.24%	(f)(g)	1.25%	1.24%	(g)	1.24%	(g)	1.21%	(f)
Net investment income	1.53%	(f)	1.12%	1.32%		1.61%		1.33%	(f)

Supplemental Data
Net assets, end of period (in thousands)	$63		$103	$111		$122		$135
Portfolio turnover	101%		96%	125%		100%		112%

Notes to Financial Highlights

(a)	Based on operations from March 7, 2011 (commencement of operations) through the stated period end.
(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.
(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.
(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.
(e)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(f)	Annualized.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
(h)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Financial Highlights — Columbia Select International Equity Fund

Class R

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,						Year Ended February 29, 2012		Year Ended February 28, 2011
			2015		2014		2013
Per Share Data
Net Asset Value, Beginning of Period	$13.62		$13.84		$12.01		$11.64		$12.45		$10.68

Income from Investment Operations:
Net investment income	0.07		0.10		0.11		0.14		0.11		0.13
Net realized and unrealized gain (loss)	(0.89)		(0.33)		1.72		0.57		(0.94)		1.83

Total from investment operations	(0.82)		(0.23)		1.83		0.71		(0.83)		1.96

Less Distributions to Shareholders:
Net investment income	—		—		—		(0.34)		—		(0.19)

Total distributions to shareholders	—		—		—		(0.34)		—		(0.19)

Proceeds from regulatory settlements	0.06		0.01		—		—		0.02		0.00	(a)

Net Asset Value, End of Period	$12.86		$13.62		$13.84		$12.01		$11.64		$12.45

Total return	(5.58)%	(b)	(1.59)%	(c)	15.24%		6.20%		(6.51)%	(d)	18.47%

Ratios to Average Net Assets(e)
Total gross expenses	1.69%	(f)(g)	1.74%		1.67%	(g)	1.64%	(g)	1.62%		1.58%	(g)
Total net expenses(h)	1.68%	(f)(g)(i)	1.72%	(i)	1.67%	(g)(i)	1.63%	(g)(i)	1.57%	(i)	1.58%	(g)(i)
Net investment income	0.96%	(f)	0.72%		0.87%		1.22%		0.98%		1.13%

Supplemental Data
Net assets, end of period (in thousands)	$1,339		$1,563		$1,632		$1,673		$1,899		$287
Portfolio turnover	101%		96%		125%		100%		112%		92%

Notes to Financial Highlights

(a)	Rounds to zero.
(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.
(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.
(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.
(e)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(f)	Annualized.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
(h)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

Financial Highlights — Columbia Select International Equity Fund

Class R4

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,
			2015		2014		2013(a)
Per Share Data
Net Asset Value, Beginning of Period	$14.04		$14.20		$12.27		$11.62

Income from Investment Operations:
Net investment income	0.09		0.24		0.18		0.02
Net realized and unrealized gain (loss)	(0.91)		(0.41)		1.75		0.92

Total from investment operations	(0.82)		(0.17)		1.93		0.94

Less Distributions to Shareholders:
Net investment income	—		—		—		(0.29)

Total distributions to shareholders	—		—		—		(0.29)

Proceeds from regulatory settlements	0.06		0.01		—		—

Net Asset Value, End of Period	$13.28		$14.04		$14.20		$12.27

Total return	(5.41)%	(b)	(1.13)%	(c)	15.73%		8.17%

Ratios to Average Net Assets(d)
Total gross expenses	1.22%	(e)(f)	1.25%		1.19%	(f)	1.25%	(e)
Total net expenses(g)	1.20%	(e)(f)(h)	1.21%	(i)	1.19%	(f)(h)	1.25%	(e)
Net investment income	1.31%	(e)	1.77%		1.35%		0.55%	(e)

Supplemental Data
Net assets, end of period (in thousands)	$9		$3		$7		$3
Portfolio turnover	101%		96%		125%		100%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.
(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.
(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.
(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(e)	Annualized.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(h)	The benefits derived from expense reductions had an impact of less than 0.01%.
(i)	The benefits derived from expense reductions had an impact of 0.01%.

Financial Highlights — Columbia Select International Equity Fund

Class R5

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,
			2015	2014		2013(a)
Per Share Data
Net Asset Value, Beginning of Period	$14.08		$14.21	$12.26		$11.62

Income from Investment Operations:
Net investment income	0.11		0.12	0.32		0.03
Net realized and unrealized gain (loss)	(0.91)		(0.26)	1.63		0.92

Total from investment operations	(0.80)		(0.14)	1.95		0.95

Less Distributions to Shareholders:
Net investment income	—		—	—		(0.31)

Total distributions to shareholders	—		—	—		(0.31)

Proceeds from regulatory settlements	0.06		0.01	—		—

Net Asset Value, End of Period	$13.34		$14.08	$14.21		$12.26

Total return	(5.26)%	(b)	(0.91)% (c)	15.91%		8.20%

Ratios to Average Net Assets(d)
Total gross expenses	0.99%	(e)(f)	1.01%	1.04%	(f)	1.05%	(e)
Total net expenses(g)	0.99%	(e)(f)	1.01%	1.04%	(f)	1.05%	(e)
Net investment income	1.56%	(e)	0.86%	2.45%		0.75%	(e)

Supplemental Data
Net assets, end of period (in thousands)	$39		$59	$14		$3
Portfolio turnover	101%		96%	125%		100%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.
(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.
(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.
(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(e)	Annualized.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Financial Highlights — Columbia Select International Equity Fund

Class W

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,						Year Ended February 29, 2012		Year Ended February 28, 2011(a)
			2015		2014		2013
Per Share Data
Net Asset Value, Beginning of Period	$13.70		$13.88		$12.02		$11.68		$12.46		$11.48

Income from Investment Operations:
Net investment income	0.08		0.13		0.13		0.16		0.12		0.02
Net realized and unrealized gain (loss)	(0.90)		(0.32)		1.73		0.57		(0.92)		1.17

Total from investment operations	(0.82)		(0.19)		1.86		0.73		(0.80)		1.19

Less Distributions to Shareholders:
Net investment income	—		—		—		(0.39)		—		(0.21)

Total distributions to shareholders	—		—		—		(0.39)		—		(0.21)

Proceeds from regulatory settlements	0.06		0.01		—		—		0.02		0.00	(b)

Net Asset Value, End of Period	$12.94		$13.70		$13.88		$12.02		$11.68		$12.46

Total return	(5.55)%	(c)	(1.30)%	(d)	15.47%		6.40%		(6.26)%	(e)	10.52%

Ratios to Average Net Assets(f)
Total gross expenses	1.44%	(g)(h)	1.48%		1.41%	(h)	1.40%	(h)	1.38%		1.30%	(g)(h)
Total net expenses(i)	1.43%	(g)(h)(j)	1.47%	(j)	1.41%	(h)(j)	1.39%	(h)(j)	1.33%	(j)	1.30%	(g)(h)(j)
Net investment income	1.18%	(g)	0.98%		1.05%		1.42%		1.06%		0.33%	(g)

Supplemental Data
Net assets, end of period (in thousands)	$175,103		$205,715		$166,486		$270,144		$232,777		$3
Portfolio turnover	101%		96%		125%		100%		112%		92%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.
(b)	Rounds to zero.
(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.
(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.
(e)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.
(f)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(g)	Annualized.
(h)	Ratios include line of credit interest expense which is less than 0.01%.
(i)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

Financial Highlights — Columbia Select International Equity Fund

Class Y

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,					Year Ended February 29, 2012(a)
			2015	2014		2013
Per Share Data
Net Asset Value, Beginning of Period	$14.04		$14.16	$12.21		$11.89		$12.55

Income from Investment Operations:
Net investment income	0.12		0.19	0.22		0.21		0.18
Net realized and unrealized gain (loss)	(0.92)		(0.32)	1.73		0.59		(0.86)

Total from investment operations	(0.80)		(0.13)	1.95		0.80		(0.68)

Less Distributions to Shareholders:
Net investment income	—		—	—		(0.48)		—

Total distributions to shareholders	—		—	—		(0.48)		—

Proceeds from regulatory settlements	0.06		0.01	—		—		0.02

Net Asset Value, End of Period	$13.30		$14.04	$14.16		$12.21		$11.89

Total return	(5.27)%	(b)	(0.85)% (c)	15.97%		6.98%		(5.26)%	(d)

Ratios to Average Net Assets(e)
Total gross expenses	0.95%	(f)(g)	0.96%	0.94%	(g)	0.95%	(g)	0.88%	(f)
Total net expenses(h)	0.95%	(f)(g)	0.96%	0.94%	(g)	0.95%	(g)	0.88%	(f)
Net investment income	1.63%	(f)	1.41%	1.67%		1.79%		1.64%	(f)

Supplemental Data
Net assets, end of period (in thousands)	$14,745		$15,568	$15,701		$14,990		$12,780
Portfolio turnover	101%		96%	125%		100%		112%

Notes to Financial Highlights

(a)	Based on operations from March 7, 2011 (commencement of operations) through the stated period end.
(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.
(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.
(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.
(e)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(f)	Annualized.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
(h)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

Financial Highlights — Columbia Select International Equity Fund

Class Z

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28,						Year Ended February 29, 2012		Year Ended February 28, 2011
			2015		2014		2013
Per Share Data
Net Asset Value, Beginning of Period	$13.96		$14.11		$12.19		$11.86		$12.62		$10.81

Income from Investment Operations:
Net investment income	0.11		0.17		0.19		0.23		0.18		0.18
Net realized and unrealized gain (loss)	(0.93)		(0.33)		1.73		0.54		(0.96)		1.87

Total from investment operations	(0.82)		(0.16)		1.92		0.77		(0.78)		2.05

Less Distributions to Shareholders:
Net investment income	—		—		—		(0.44)		—		(0.24)

Total distributions to shareholders	—		—		—		(0.44)		—		(0.24)

Proceeds from regulatory settlements	0.06		0.01		—		—		0.02		0.00	(a)

Net Asset Value, End of Period	$13.20		$13.96		$14.11		$12.19		$11.86		$12.62

Total return	(5.44)%	(b)	(1.06)%	(c)	15.75%		6.72%		(6.02)%	(d)	19.08%

Ratios to Average Net Assets(e)
Total gross expenses	1.18%	(f)(g)	1.24%		1.17%	(g)	1.13%	(g)	1.11%		1.08%	(g)
Total net expenses(h)	1.18%	(f)(g)(i)	1.22%	(i)	1.17%	(g)(i)	1.12%	(g)(i)	1.08%	(i)	1.08%	(g)(i)
Net investment income	1.58%	(f)	1.23%		1.50%		2.00%		1.53%		1.58%

Supplemental Data
Net assets, end of period (in thousands)	$90,759		$179,330		$237,249		$301,958		$1,093,867		$1,177,541
Portfolio turnover	101%		96%		125%		100%		112%		92%

Notes to Financial Highlights

(a)	Rounds to zero.
(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.
(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.
(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.
(e)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(f)	Annualized.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
(h)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

Exhibit A

Costs of the Reorganizations

Each Selling Fund and the corresponding Buying Fund may bear a portion of the out-of-pocket expenses associated with its Reorganization. Out-of-pocket expenses associated with a Reorganization include, but are not limited to: (1) the expenses associated with the preparation, printing and mailing of any shareholder communications, including this proxy statement/prospectus, and any filings with the SEC and/or other governmental authorities in connection with the Reorganization; (2) the fees and expenses of any proxy solicitation firm retained in connection with the Reorganization; and (3) the legal and other fees and expenses incurred in connection with the Reorganization.

All fees paid to governmental authorities for the registration or qualification of the Buying Fund shares to be issued in the Reorganization and all transfer agency costs related to such shares will be allocated to the Buying Fund. All fees and expenses related to printing and mailing communications to Selling Fund shareholders will be allocated to the Selling Fund. All of the other expenses of a Reorganization including, without limitation, accounting, legal and custodial expenses, will be allocated equally among the applicable Funds. Following this initial allocation among the Funds, Columbia Threadneedle limits the expenses actually borne by a Fund to not more than the anticipated reduction in expenses to be incurred by that Fund over the first year following the Reorganization. Any reduction in the Reorganization expenses borne by a Fund as a result of this limitation is absorbed by Columbia Threadneedle, not by any other Fund. In addition, Columbia Threadneedle shall bear (a) all expenses allocated to Columbia Large Cap Growth Fund II, and (b) at least 50 percent of all expenses allocated to Columbia Large Cap Growth Fund III, Columbia Large Cap Growth Fund IV and Columbia Large Cap Growth Fund V. The estimated costs of each Reorganization expected to be borne by each Selling Fund and each Buying Fund, in the aggregate and on a per-share basis based on shares outstanding as of November 30, 2015, are set forth below:

	Costs Estimated to be Borne
Fund	Total	Per Share
Columbia Value and Restructuring Fund (Selling Fund)	$442,821	$0.013
Columbia Large Cap Growth Fund II (Selling Fund)	$0	$0.000
Columbia Large Cap Growth Fund III (Selling Fund)	$83,969	$0.002
Columbia Large Cap Growth Fund IV (Selling Fund)	$65,464	$0.006
Columbia Large Cap Growth Fund V (Selling Fund)	$195,743	$0.003
Columbia Multi-Advisor Small Cap Value Fund (Selling Fund)	$165,547	$0.003
Columbia International Value Fund (Selling Fund)	$130,647	$0.010
Columbia International Opportunities Fund (Selling Fund)	$3,557	$0.000
Columbia Contrarian Core Fund (Buying Fund)	$3,500	$0.000
Columbia Large Cap Growth Fund (Buying Fund)	$2,250	$0.000
Columbia Select Smaller-Cap Value Fund (Buying Fund)	$3,500	$0.000
Columbia Overseas Value Fund (Buying Fund)	$3,500	$0.000
Columbia Select International Equity Fund (Buying Fund)	$1,537	$0.000

Should any Reorganization fail to occur, Columbia Threadneedle will bear all costs associated with that Reorganization.

A-1

Based on the operating expense ratios shown in the Fees and Expenses section above for each Buying Fund, it is projected that, after the Reorganizations, assuming all of the Reorganizations are consummated, each class of each Selling Fund will benefit from expense savings that will offset the allocated Reorganization expenses. However, the benefit of those projected expense savings will not be realized immediately. It is projected that the aggregate expense savings for each Selling Fund will not exceed the allocated Reorganization expenses of that Selling Fund until approximately the number of months after its Reorganization set forth below.

Fund	Number of Months
Columbia Value and Restructuring Fund	4
Columbia Large Cap Growth Fund II	0
Columbia Large Cap Growth Fund III	1
Columbia Large Cap Growth Fund IV	2
Columbia Large Cap Growth Fund V	1
Columbia Multi-Advisor Small Cap Value Fund	12
Columbia International Value Fund	8
Columbia International Opportunities Fund	12

If a shareholder redeems his or her Buying Fund shares prior to the indicated time, the shareholder will receive no net benefit from the projected expense savings.

A-2

Exhibit B

Additional Information Applicable to the Buying Funds

Below is information regarding the Buying Funds. All references to each Fund or the Funds in this Exhibit B refer to a Buying Fund or the Buying Funds, respectively, unless otherwise noted.

Additional Investment Strategies and Policies

This section describes certain investment strategies and policies that each Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in each Fund.

Investment Guidelines

As a general matter, and except as specifically described in the discussion of each Fund’s principal investment strategies in this prospectus or as otherwise required by the Investment Company Act of 1940, as amended (the 1940 Act), the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of each Fund’s assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of each Fund’s investment in the security or asset.

Holding Other Kinds of Investments

Each Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. Each Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on each Fund’s holdings can be found in each Fund’s shareholder reports or by visiting columbiathreadneedle.com/us.

Transactions in Derivatives

Each Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the London Interbank Offered Rate (commonly known as LIBOR)) or market indices (such as the Standard & Poor’s (S&P) 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit each Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing each Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or each Fund’s shares, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from each Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for each Fund’s derivative positions at times when such Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. Each Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon each Fund’s participation in derivatives transactions. For more information on the risks of derivative investments and strategies, see the SAI.

Investing in Affiliated Funds

Columbia Threadneedle or an affiliate serves as investment adviser to mutual funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include each Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and Columbia Threadneedle seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although Columbia Threadneedle or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when Columbia Threadneedle or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid securities (securities that are not readily marketable or that a fund may not be able to sell or dispose of in the ordinary course of business, within seven days, at approximately the value at which the fund has valued the security) or less liquid securities. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. Columbia Threadneedle or its affiliate also has an economic conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.

Investing in Money Market Funds

Each Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by Columbia Threadneedle or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Each Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which such Fund may invest.

Lending of Portfolio Securities

Each Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. Each Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Each Fund currently does not participate in the securities lending program but the Board of Trustees of the applicable Fund (the Board) may determine to renew participation in the future. For more information on lending of portfolio securities and the risks involved, see each Fund’s SAI and its annual and semiannual reports to shareholders.

Investing Defensively

Each Fund may from time to time take temporary defensive investment positions that may be inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. Each Fund may take such defensive investment positions for as long a period as deemed necessary.

Each Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.

Other Strategic and Investment Measures

Each Fund may also from time to time take temporary portfolio positions that may or may not be consistent with its principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as futures (e.g., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where Columbia Threadneedle believes such positioning is appropriate. Each Fund may take such portfolio positions for as long a period as deemed necessary. While a Fund is so positioned, derivatives could comprise a substantial portion of its investments and a Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.

Portfolio Holdings Disclosure

The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by each Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on each Fund’s website (columbiathreadneedle.com/us) only after a certain amount of time has passed, as described in the SAI.

Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on each Fund’s website may not always be current.

FUNDamentalsTM
Portfolio Holdings Versus the Benchmarks

Each Fund does not limit its investments to the securities within its benchmark(s), and accordingly each Fund’s holdings may diverge significantly from those of its benchmark(s). In addition, each Fund may invest in securities outside any industry and geographic sectors represented in its benchmark(s). Each Fund’s weightings in individual securities, and in industry or geographic sectors, may also vary considerably from those of its benchmark(s).

eDelivery and Mailings to Households

In order to reduce shareholder expenses, each Fund may, if prior consent has been provided, mail only one copy of its prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly. Additionally, you may elect to enroll in eDelivery to receive electronic versions of these documents by logging into your account at columbiathreadneedle.com/us.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent each Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require each Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact each Fund’s performance.

Understanding Annual Fund Operating Expenses

Each Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses section of this prospectus, generally are based on expenses incurred during such Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of such Fund’s average net assets during that fiscal year. The expense ratios reflect each Fund’s fee arrangements as of the date of this prospectus and, unless indicated otherwise, are based on expenses incurred during each Fund’s most recent fiscal year. Each Fund’s assets will fluctuate, but no adjustments have been or will be made to the expense ratios to reflect any differences in each Fund’s average net assets between the most recently completed fiscal year and the date of this prospectus, or a later date. In general, each Fund’s expense ratios will increase as its net assets decrease, such that each Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by Columbia Threadneedle and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in each Fund’s operating expense ratios that would otherwise result because of a decrease in such Fund’s assets in the current fiscal year. Each Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.

FUNDamentalsTM
Other Expenses

“Other expenses” consist of the fees each Fund pays to its custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. In each Fund’s previous prospectus, “other expenses” also included administrative services fees. The management fees reported in the annual fund operating expenses table of this prospectus reflect the combination of advisory and administrative services fees under a single management agreement. Generally, these expenses are the same for each share class and are allocated on a pro rata basis across all share classes. Transfer agent fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different transfer agent and shareholder servicing fees applicable to each share class. For more information on these fees, see Choosing a Share Class – Selling Agent Compensation.

Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance

Columbia Threadneedle and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through December 31, 2016 for Columbia

Contrarian Core Fund, November 30, 2016 for Columbia Large Cap Growth Fund, September 30, 2016 for Columbia Select Smaller-Cap Value Fund, and June 30, 2016 for Columbia Overseas Value Fund and Columbia Select International Equity Fund, unless sooner terminated at the sole discretion of each Fund’s Board, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from such Fund’s custodian, do not exceed the annual rates of:

Columbia Contrarian Core Fund
Class A	1.19%
Class C	1.94%
Class I	0.81%
Class R	1.44%
Class R4	0.94%
Class R5	0.86%
Class W	1.19%
Class Y	0.81%
Class Z	0.94%

Columbia Large Cap Growth Fund
Class A	1.23%
Class B	1.98%
Class C	1.98%
Class I	0.86%
Class R	1.48%
Class R4	0.98%
Class R5	0.91%
Class W	1.23%
Class Z	0.98%

Columbia Select Smaller-Cap Value Fund
Class A	1.38%
Class B	2.13%
Class C	2.13%
Class I	1.00%
Class K	1.30%
Class R	1.63%
Class R4	1.13%
Class R5	1.05%
Class Y	1.00%
Class Z	1.13%

Columbia Overseas Value Fund
Class A	1.46%
Class B	2.21%
Class C	2.21%
Class I	1.03%
Class R	1.71%
Class R4	1.21%
Class R5	1.08%
Class Z	1.21%

Columbia Select International Equity Fund
Class A	1.42%
Class B	2.17%
Class C	2.17%
Class I	0.98%
Class R	1.67%
Class R4	1.17%
Class Z	1.17%

Under the agreement, the following fees and expenses are excluded from each Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by such Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Effect of Fee Waivers and/or Expense Reimbursements on Past Performance.

Each Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by Columbia Threadneedle and/or any of its affiliates that were in place during the performance period shown. Without such fee waivers/expense reimbursements, each Fund’s returns might have been lower.

Primary Service Providers

Each Fund enters into contractual arrangements with various parties, including, among others, Columbia Threadneedle, the Distributor, the Transfer Agent and its custodian, who provide services to the Fund. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce such arrangements against the service providers or to seek any remedy thereunder against the service providers, either directly or on behalf of such Fund.

This prospectus provides information concerning each Fund that you should consider in determining whether to purchase shares of such Fund. None of this prospectus, the SAI or any contract that is an exhibit to a Fund’s registration statement is intended to give rise to any agreement or contract between a Fund and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Columbia Threadneedle, the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial. They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to each Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.

Fund Management and Compensation (for all Buying Funds)

Columbia Management Investment Advisers, LLC is located at 225 Franklin Street, Boston, MA 02110 and serves as investment adviser and administrator to the Columbia Funds. Columbia Threadneedle is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. Columbia Threadneedle’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, Columbia Threadneedle acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, Columbia Threadneedle manages the day-to-day operations of each Fund, determining what securities and other investments each Fund should buy or sell and executing portfolio transactions. Columbia Threadneedle may use the research and other capabilities of its affiliates and third parties in managing each Fund’s investments. Columbia Threadneedle is also responsible for overseeing the administrative operations of each Fund, including the general supervision of each Fund’s operations, the coordination of each Fund’s service providers and the provision of related clerical and administrative services.

The SEC has issued an order that permits Columbia Threadneedle, subject to the approval of the Board, to appoint an unaffiliated subadviser or to change the terms of a subadvisory agreement for each Fund without first obtaining shareholder approval. The order permits each Fund to add or to change unaffiliated subadvisers or to change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. Columbia Threadneedle and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, Columbia Threadneedle does not consider any other relationship it or its affiliates may have with a subadviser, and Columbia Threadneedle discloses to the Board the nature of any material relationships it has with a subadviser or its affiliates.

Each Fund pays Columbia Threadneedle a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. For Columbia Contrarian Core Fund and Columbia Large Cap Growth Fund, the management fee is 0.77% of each Fund’s net assets on the first $500 million, gradually reducing to 0.57% as assets increase. For Columbia Select Smaller-Cap Value Fund, the management fee is 0.87% of the Fund’s net assets on the first $500 million, gradually reducing to 0.75% as assets increase. For Columbia Overseas Value Fund and Columbia Select International Equity Fund, the management fee is 0.87% of each Fund’s net assets on the first $500 million, gradually reducing to 0.67% as assets increase. Prior to January 1, 2016 for Columbia Contrarian Core Fund, December 1, 2015 for Columbia Large Cap Growth Fund, October 1, 2015 for Columbia Select Smaller-Cap Value Fund, and July 1, 2015 for Columbia Overseas Value Fund and Columbia Select International Equity Fund, the Fund paid Columbia Threadneedle an advisory fee under an investment management services agreement and a separate administrative services fee under an administrative services agreement. The fees paid to Columbia Threadneedle by each Fund under its investment management services agreement (“IMS Agreement”) (exclusive of administrative services fees) for its most recent fiscal year were the following percentage of each Buying Fund’s average daily net assets:

Buying Fund	Percentage of Fund’s Average Daily Net Assets
Columbia Contrarian Core Fund	0.59%
Columbia Large Cap Growth Fund	0.61%
Columbia Select Smaller-Cap Value Fund	0.79%
Columbia Overseas Value Fund	0.78%
Columbia Select International Equity Fund	0.78%

Under its IMS Agreement or management agreement, as applicable, each Fund also pays taxes, brokerage commissions and nonadvisory expenses. A discussion regarding the basis for each Fund’s board of trustees approval of the renewal of the Fund’s IMS Agreement and the combination of each Fund’s investment management services agreement with the Fund’s administrative services agreement into the Fund’s management agreement, each with Columbia Threadneedle, is available in Columbia Contrarian Core Fund’s Annual Report to Shareholders for the fiscal year ended August 31, 2015, Columbia Large Cap Growth Fund’s Annual Report to Shareholders for the fiscal year ended July 31, 2015, Columbia Select Smaller-Cap Value Fund’s Annual Report to Shareholders for the fiscal year ended May 31, 2015, Columbia Overseas Value Fund’s Semiannual Report to

Shareholders for the period ended August 31, 2015 and Columbia Select International Equity Fund’s Semiannual Report to Shareholders for the period ended August 31, 2015.

Portfolio Managers

Information about the portfolio managers who are primarily responsible for overseeing each Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in each Fund.

Columbia Contrarian Core Fund

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Guy Pope, CFA	Senior Portfolio Manager and Head of Contrarian Core Strategy	Manager	2005

Mr. Pope joined Columbia Threadneedle in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1993. Mr. Pope began his investment career in 1993 and earned a B.A. from Colorado College and an M.B.A. from Northwestern University.

Columbia Large Cap Growth Fund

Portfolio Manager	Title	Role with Fund	Managed Fund Since
John Wilson, CFA	Senior Portfolio Manager	Lead manager	2005
Peter Deininger, CFA, CAIA	Senior Portfolio Manager	Co-manager	2010
Tchintcia Barros, CFA	Portfolio Manager	Co-manager	February 2015

Mr. Wilson was a portfolio manager for Columbia Management Advisors, LLC from 2005 until May 2010 when he joined Columbia Threadneedle in connection with its acquisition of Columbia Management Advisors, LLC. Mr. Wilson began his investment career in 1985 and earned a B.A. from Trinity College and an M.B.A. from Duke University.

Mr. Deininger was a portfolio manager for Columbia Management Advisors, LLC from 2002 until May 2010 when he joined Columbia Threadneedle in connection with its acquisition of Columbia Management Advisors, LLC. Mr. Deininger began his investment career in 1994 and earned a B.A. from Dartmouth College and an M.B.A. from the University of Chicago.

Ms. Barros was an investment professional with Columbia Management Advisors, LLC from 2005 until May 2010 when she joined Columbia Threadneedle in connection with its acquisition of Columbia Management Advisors, LLC. Ms. Barros began her investment career in 2000 and earned a B.A. in economics from Dartmouth College and an M.B.A. from Harvard Business School.

Columbia Select Smaller-Cap Value Fund

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Richard Rosen	Senior Portfolio Manager	Lead manager	1997
Kari Montanus	Portfolio Manager	Co-manager	2014

Mr. Rosen joined Columbia Threadneedle in November 2008 when it acquired J. & W. Seligman & Co. Incorporated (Seligman), where he was a Managing Director. Mr. Rosen began his investment career in 1982 and earned a B.A. from Brandeis University and an M.B.A. from New York University.

Ms. Montanus joined Columbia Threadneedle in November 2008 when it acquired Seligman, where she worked as an investment professional since 2003. Ms. Montanus began her investment career in 1990 and earned a B.A. from Stanford University and an M.B.A. in finance from The Wharton School, University of Pennsylvania.

Columbia Overseas Value Fund

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Fred Copper, CFA	Senior Portfolio Manager	Co-manager	2008
Daisuke Nomoto, CMA (SAAJ)	Senior Portfolio Manager	Co-manager	2013

Mr. Copper joined Columbia Threadneedle in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2005. Mr. Copper began his investment career in 1990 and earned a B.S. from Boston College and an M.B.A. from the University of Chicago.

Mr. Nomoto joined Columbia Threadneedle in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2005. Mr. Nomoto began his investment career in 1993 and earned a B.A. from Shiga University, Japan.

Columbia Select International Equity Fund

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Simon Haines, CFA	Fund Manager	Portfolio Manager	March 2015
William Davies	Head of Global Equities and Deputy Head of Equities of Threadneedle	Deputy Portfolio Manager	March 2015
David Dudding, CFA	Fund Manager	Deputy Portfolio Manager	March 2015

Mr. Haines joined Threadneedle in 1999 as a trainee UK fund manager, progressing to fund manager effective January 2005. Mr. Haines began his investment career in 1999 and earned a degree from Oxford University.

Mr. Davies joined Threadneedle in 1994. Prior to assuming his current roles, Mr. Davies was Head of European Equities. Prior to joining Threadneedle, Mr. Davies worked for Eagle Star Investments and Hambros Bank. At Hambros Bank Mr. Davies was a European Investment Manager and led the European Equity team. Mr. Davies began his investment career in 1984 and earned a B.A (Hons) in Economics from Exeter University.

Mr. Dudding joined Threadneedle in 1999 as an analyst. Mr. Dudding began his investment career in 1999 and earned a Modern History degree and a European Politics Masters degree from Oxford University.

The Distributor

Shares of each Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.

The Transfer Agent

Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged DST Systems, Inc., including its affiliate, Boston Financial Data Services, Inc., to provide various shareholder or “sub-transfer agency” services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. Each Fund generally pays the Transfer Agent a per account fee, pays a fee based on the assets invested through omnibus accounts and reimburses the Transfer Agent for certain out-of-pocket expenses.

Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest

Columbia Threadneedle, the Distributor and the Transfer Agent, all affiliates of Ameriprise Financial, provide various services to each Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.

Columbia Threadneedle and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of Columbia Threadneedle, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.

Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:

•	compensation and other benefits received by Columbia Threadneedle and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;

•	the allocation of, and competition for, investment opportunities among each Fund, other funds and accounts advised/managed by Columbia Threadneedle and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;

•	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by Columbia Threadneedle and other Ameriprise Financial affiliates;

•	regulatory and other investment restrictions on investment activities of Columbia Threadneedle and other Ameriprise Financial affiliates and accounts advised/managed by them;

•	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and

•	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including Columbia Threadneedle, and a Columbia Fund.

Columbia Threadneedle and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.

Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.

Certain Legal Matters

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that each Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on such Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with such Fund. Information regarding certain pending and settled legal proceedings may be found in each Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

The Funds

The Columbia Funds (referred to as the Funds) generally share the same policies and procedures for investor services, as described below. Each Fund is a series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I) or Columbia Funds Series Trust II (CFST II), and certain features of distribution and/or service plans may differ among these trusts. Columbia Funds with names that include the words “Tax-Exempt,” “Municipal” or “Muni” (the Tax-Exempt Funds) have certain policies that differ from other Columbia Funds (the Taxable Funds). Each Fund offered by this prospectus is a Taxable Fund.

Funds Contact Information

Additional information about the Funds can be obtained at columbiathreadneedle.com/us,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 8081, Boston, MA 02266-8081 or (express mail) Columbia Management Investment Services Corp., c/o Boston Financial, 30 Dan Road, Suite 8081, Canton, MA 02021-2809.

*	The website references in this prospectus are inactive links and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.

FUNDamentalsTM
Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” (collectively, selling agents) refer to the financial intermediaries that are authorized to sell shares of the Funds. Selling agents include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Omnibus Accounts

The term “omnibus account” refers to a selling agent’s account with the Fund (through the Transfer Agent) that represents the combined holdings of, and transactions in, Fund shares of one or more clients of the selling agent (beneficial shareholders). Omnibus accounts are held in the name of the selling agents and not in the name of the beneficial shareholders invested in the Fund through omnibus accounts.

Retirement Plans and Omnibus Retirement Plans

The term “retirement plan” refers to retirement plans created under sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), non-qualified deferred compensation plans governed by section 409A of the Code and similar plans, but does not refer to individual retirement plans. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.

Summary of Share Class Features

Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible for every share class. If you purchase shares of a Fund through a retirement plan or other product or program offered by your selling agent, not all share classes of the Fund may be made available to you. When deciding which class of shares to buy, you should consider, among other things:

•	The amount you plan to invest.

•	How long you intend to remain invested in the Fund.

•	The expenses for each share class.

•	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.

Each investor’s personal situation is different and you may wish to discuss with your selling agent which share classes are available to you and which share class is appropriate for you.

The following summarizes the primary features of Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class T, Class W, Class Y and Class Z shares.

Not all Funds offer every class of shares. Although certain share classes are generally closed to new or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below.

Share Class Features

Share Class	Eligible Investors(a); Minimum Initial Investments(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)
Class A	Eligibility: Available to the general public for investment Minimum Initial Investment: $2,000 for most investors

Taxable Funds: 5.75% maximum, declining to 0.00% on investments of $1 million or more

Tax-Exempt Funds: 3.00% maximum, declining to 0.00% on investments of $500,000 or more(e)

None for Columbia Money Market Fund and certain other Funds(e)

Taxable Funds: CDSC on certain investments of between $1 million and $50 million redeemed within 18 months after purchase charged as follows:

•       1.00% CDSC if redeemed within 12 months after purchase and

•       0.50% CDSC if redeemed more than 12, but less than 18, months after purchase(e)

Tax-Exempt Funds: Maximum CDSC of 0.75% on certain investments of $500,000 or more redeemed within 12 months after purchase. The CDSC on shares purchased prior to February 19, 2015 differs(e)

Distribution and Service Fees: up to 0.25%

Class B	Eligibility: Closed to new investors(f) Note: Class B shares convert to Class A shares generally eight years after purchase(g) Minimum Initial Investment: N/A	None	5.00% maximum, gradually declining to 0.00% after six years(g)	Distribution Fee: 0.75% Service Fee: 0.25%

Share Class	Eligible Investors(a); Minimum Initial Investments(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)

Class C

Eligibility: Available to the general public for investment

Minimum Initial Investment: $2,000 for most investors

Purchase Order Limit for Tax-Exempt Funds: $499,999(h), none for omnibus retirement plans

Purchase Order Limit for Taxable Funds: $999,999(h); none for omnibus retirement plans

		None	1.00% on certain investments redeemed within one year of purchase	Distribution Fee: 0.75% Service Fee: 0.25%

Class I	Eligibility: Available only to other Columbia Funds (i.e., fund-of-fund investments) Minimum Initial Investment: None	None	None	None
Class K

Eligibility: Closed to new investors; available only to qualified employee benefit plans, trust companies or similar institutions, 501(c)(3) charitable organizations, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, 529 plans, and health savings accounts(f)

Minimum Initial Investment: N/A

		None	None	Plan Administration Services Fee: 0.25%

Share Class	Eligible Investors(a); Minimum Initial Investments(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)

Class R

Eligibility: Available only to eligible retirement plans, health savings accounts and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor

Minimum Initial Investment: None

		None	None	Series of CFST & CFST I: distribution fee of 0.50% Series of CFST II: distribution and service fee of 0.50%, of which the service fee may be up to 0.25%
Class R4

Eligibility: Available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts

Minimum Initial Investment: None

		None	None	None

Share Class	Eligible Investors(a); Minimum Initial Investments(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)

Class R5

Eligibility: Available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans(f)

Minimum Initial Investment: None for omnibus retirement plans;$100,000 for combined underlying accounts of eligible registered investment advisers

		None	None	None

Class T	Eligibility: Generally closed to new investors(f) Minimum Initial Investment: N/A	5.75% maximum, declining to 0.00% on investments of $1 million or more

CDSC on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, charged as follows:

•       1.00% CDSC if redeemed within 12 months after purchase and

•       0.50% CDSC if redeemed more than 12, but less than 18, months after purchase

Service Fee: up to 0.50%

Share Class	Eligible Investors(a); Minimum Initial Investments(b)	Front-End Sales Charges(c)	Contingent Deferred Sales Charges (CDSCs)(c)	Maximum Distribution and/or Service Fees(d)

Class W

Eligibility: Available only to investors purchasing through certain authorized investment programs managed by investment professionals, including discretionary managed account programs

Minimum Initial Investment: $500

		None	None	Distribution and Service Fees: 0.25%

Class Y	Eligibility: Available only to retirement plans that maintain plan-level or omnibus accounts with the Fund(f) Minimum Initial Investment: None	None	None	None

Class Z

Eligibility: Available only to certain eligible investors, which are subject to different minimum investment requirements, ranging from $0 to $2,000; effective March 29, 2013, closed to (i) accounts of selling agents that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and (ii) omnibus retirement plans, subject to certain exceptions(f)

Minimum Initial Investment: See Eligibility above

		None	None	None

(a)	For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering such share classes.
(b)	The minimum initial investment requirement is $5,000 for Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund, and $10,000 for Columbia Absolute Return Currency and Income Fund. See Buying, Selling and Exchanging Shares – Buying Shares for more details on the eligible investors and minimum initial investment requirements. Certain share classes are subject to minimum account balance requirements, as described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.
(c)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class – Sales Charges and Commissions and for information about certain exceptions to these sales charges, see Choosing a Share Class – Reductions/Waivers of Sales Charges.
(d)	These are the maximum applicable distribution and/or service fees. Fee rates and fee components (i.e., the portion of a combined fee that is a distribution or service fee) may vary among Funds. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution and/or shareholder service fees. Although Class A shares of certain series of CFST I are subject to a combined distribution and service fee of up to 0.35%, these Funds currently limit the combined fee to 0.25%. Columbia Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares, up to 0.75% distribution fee and up to 0.10% service fee on Class B shares, up to 0.75% distribution fee on Class C shares, and 0.10% distribution and service fees on Class W shares. Columbia AMT-Free Intermediate Muni Bond Fund, Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund pay a service fee of up to 0.20% on Class A, Class B and Class C shares. Columbia AMT-Free Intermediate Muni Bond Fund pays a distribution fee of up to 0.65% on Class B and Class C shares. For more information on distribution and service fees, see Choosing a Share Class – Distribution and Service Fees.
(e)	For Columbia Short Term Municipal Bond Fund, a CDSC of 0.50% is charged on certain investments of $500,000 or more redeemed within 12 months after purchase. The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund. Investments in Class A shares of Tax-Exempt Funds made prior to February 19, 2015 of between $1 million and $50 million are subject to a CDSC of 1.00% if redeemed within 12 months after purchase and 0.50% if redeemed more than 12, but less than 18, months after purchase.
(f)	These share classes are closed to new accounts, or closed to previously eligible investors, subject to certain conditions, as summarized below and described in more detail under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors:

•	Class B Shares. The Funds no longer accept investments from new or existing investors in Class B shares, except through reinvestment of dividend and/or capital gain distributions by existing Class B shareholders, or a permitted exchange.

•	Class K Shares. Shareholders who opened and funded a Class K account with a Fund as of the close of business on December 31, 2010 may continue to make additional purchases of such share class, and existing Class K accounts may continue to allow new investors or participants to be established in their Fund account.

•	Class R5 Shares. Shareholders with Class R5 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class R5 shares may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in existing accounts. In addition, investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010 and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.

•	Class T Shares. Shareholders with Class T accounts who received, and have continuously held, Class T shares in connection with the merger of certain Galaxy funds into certain Funds that were then named Liberty funds may continue to make additional purchases of such share class.

•	Class Y Shares. Shareholders with Class Y accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Y shares may not establish new accounts for such share class but may continue to make additional purchases of Class Y shares in existing accounts.

•	Class Z Shares. Effective March 29, 2013, selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Z shares and omnibus retirement plans are no longer permitted to establish new Class Z accounts, subject to certain exceptions. Omnibus retirement plans that opened and, subject to exceptions, funded a Class Z account as of close of business on March 28, 2013 and continuously hold Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In certain circumstances and in the sole discretion of the Distributor, omnibus retirement plans affiliated with a grandfathered plan may also open new Class Z accounts. Accounts of selling agents (other than omnibus retirement plans) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms are not permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions).

(g)	Timing of conversion and CDSC schedules will vary depending on the Fund and the date of your original purchase of Class B shares. For more information on the conversion of Class B shares to Class A shares, see Choosing a Share Class – Sales Charges and Commissions. Class B shares of Columbia Short Term Municipal Bond Fund do not charge a CDSC and do not convert to Class A shares.
(h)	If you are eligible to invest in Class A shares without a front-end sales charge, you should discuss your options with your selling agent. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling agents (typically your financial advisor) for selling shares to you and for maintaining and servicing the shares held in your account with them. These charges, commissions and fees are intended to provide incentives for selling agents to provide such services. Depending on which share class you choose you will pay these charges either at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of increased ongoing fees.

Whether the ultimate cost is higher for one class over another depends on the amount you invest, how long you hold your shares and whether you are eligible for reduced or waived sales charges. The differential between classes also will vary depending on the actual investment return for any given investment period. You are responsible for choosing the share class most appropriate for you after taking into account your share class eligibility and the value of accounts that you are eligible to include for the right of accumulation, which may reduce or eliminate otherwise applicable sales charges. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. We encourage you to consult with a financial advisor who can help you with your investment decisions.

Class A Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares (other than shares of Columbia Money Market Fund and certain other Funds), resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the selling agent through which you purchased the shares. The Distributor retains the balance of the sales charge. The Distributor retains the full sales charge you pay when you purchase shares of the Fund directly from the Fund (through the Transfer Agent, rather than through a selling agent). Sales charges vary depending on the amount of your purchase.

FUNDamentalsTM
Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

• The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

• The offering price per share is the NAV per share plus any front-end sales charge that applies.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge for the Fund) and the NAV of those shares. To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund) and base the sales charge on the aggregate amount. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation. There is no initial sales charge on reinvested dividend or capital gain distributions.

The front-end sales charge you’ll pay on Class A shares:
• depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and
• is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Class A Shares — Front-End Sales Charge — Breakpoint Schedule*

Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds,	$0 – $49,999	5.75%	6.10%	5.00%
Columbia Adaptive Alternatives Fund,	$50,000 – $99,999	4.50%	4.71%	3.75%
Columbia Adaptive Risk Allocation Fund,	$100,000 – $249,999	3.50%	3.63%	3.00%
Columbia Commodity Strategy Fund,	$250,000 – $499,999	2.50%	2.56%	2.15%
Columbia Diversified Absolute Return Fund	$500,000 – $999,999	2.00%	2.04%	1.75%
and Funds-of-Funds (equity)*	$ 1,000,000 or more	0.00%	0.00%	0.00	%(c)
Fixed Income Funds (except those listed below),	$0 – $49,999	4.75%	4.99%	4.00%
Columbia Multi-Asset Income Fund	$50,000 – $99,999	4.25%	4.44%	3.50%
and Funds-of-Funds (fixed income)*	$100,000 – $249,999	3.50%	3.63%	3.00%
	$250,000 – $499,999	2.50%	2.56%	2.15%
	$500,000 – $999,999	2.00%	2.04%	1.75%
	$ 1,000,000 or more	0.00%	0.00%	0.00	%(c)
Tax-Exempt Funds (other than Columbia	$0 – $99,999	3.00%	3.09%	2.50%
Short Term Municipal Bond Fund)	$100,000 – $249,999	2.50%	2.56%	2.15%
	$250,000 – $499,999	1.50%	1.53%	1.25%
	$ 500,000 or more	0.00%	0.00%	0.00	%(c)

Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Columbia Absolute Return Currency and Income Fund	$0 – $99,999	3.00%	3.09%	2.50%
Columbia Floating Rate Fund, Columbia Inflation Protected Securities Fund, Columbia Intermediate Bond	$100,000 – $249,999	2.50%	2.56%	2.15%
Fund, Columbia Limited Duration Credit Fund,	$250,000 – $499,999	2.00%	2.04%	1.75%
Columbia Mortgage Opportunities Fund, Columbia	$500,000 – $999,999	1.50%	1.52%	1.25%
U.S. Government Mortgage Fund and Columbia U.S. Social Bond Fund	$ 1,000,000 or more	0.00%	0.00%	0.00	%(c)
	$0 – $99,999	1.00%	1.01%	0.75%
	$100,000 – $249,999	0.75%	0.76%	0.50%
Columbia Short Term Bond Fund	$250,000 – $999,999	0.50%	0.50%	0.40%
	$ 1,000,000 or more	0.00%	0.00%	0.00	%(c)
	$0 – $99,999	1.00%	1.01%	0.75%
Columbia Short Term Municipal Bond	$100,000 – $249,999	0.75%	0.76%	0.50%
Fund	$250,000 – $499,999	0.50%	0.50%	0.40%
	$ 500,000 or more	0.00%	0.00%	0.00	%(c)

*	The following Funds are not subject to a front-end sales charge or CDSC on Class A shares: Columbia Money Market Fund, Columbia Large Cap Index Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund and Columbia U.S. Treasury Index Fund. “Funds-of-Funds (equity)” includes Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Global Strategic Equity Fund. “Funds-of-Funds (fixed income)” includes Columbia Capital Allocation Conservative Portfolio and Columbia Income Builder Fund. Columbia Balanced Fund and Columbia Global Opportunities Fund are treated as equity Funds for purposes of the table.
(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	For information regarding cumulative commissions paid to your selling agent when you buy Class A shares of a Fund in amounts not subject to initial sales charges, see Class A Shares – Commissions below.

Class A Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.

Tax-Exempt Funds

•	If you purchased Class A shares of any Tax-Exempt Fund (other than Columbia Short Term Municipal Bond Fund) on or after February 19, 2015 without an initial sales charge because your accounts aggregated $500,000 or more at the time of purchase, you will incur a CDSC of 0.75% if you redeem those shares within 12 months after purchase. Subsequent Class A share purchases made on or after February 19, 2015 that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 0.75% if you redeem them within 12 months after purchase.

•	If you purchased Class A shares of Columbia Short Term Municipal Bond Fund on or after February 19, 2015 without an initial sales charge because your accounts aggregated $500,000 or more at the time of purchase, you will incur a CDSC of 0.50% if you redeem those shares within 12 months after purchase. Subsequent Class A share purchases made on or after February 19, 2015 that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 0.50% if you redeem them within 12 months after purchase.

•	If you purchased Class A shares of any Tax-Exempt Fund prior to February 19, 2015 without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months after purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months after purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase. Subsequent Class A share purchases made prior to February 19, 2015 that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within 18 months after purchase as described in this paragraph.

Taxable Funds

•	If you purchased Class A shares of any Taxable Fund without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months after purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months after purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within 18 months after purchase as described in this paragraph.

FUNDamentalsTM
Contingent Deferred Sales Charge

A contingent deferred sales charge or CDSC is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC varies based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through reinvested distributions or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.

When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that aren’t subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

Class A Shares — Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge paid by you. For more information, see Class A Shares – Front-End Sales Charge – Breakpoint Schedule.

The Distributor may also pay your selling agent a cumulative commission when you buy Class A shares in amounts not subject to initial sales charges, according to the following schedule:

Class A Shares of Tax-Exempt Funds — Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level* (as a % of net asset value per share)
$500,000 – $3,999,999	0.75%**
$4 million – $19,999,999	0.50%
$20 million or more	0.25%

*	The commission level applies to the applicable asset level so, for example, for a purchase of $5 million, the Distributor would pay a commission of 0.75% on the first $4 million and 0.50% on the remaining $1 million.
**	The commission level on purchases of Class A shares of Columbia Short Term Municipal Bond Fund is: 0.50% on purchases of $500,000 to $19,999,999 and 0.25% on purchases of $20 million or more.

Class A Shares of Taxable Funds — Commission Schedule (Paid by the Distributor to Selling Agents)*

Purchase Amount	Commission Level** (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

*	Not applicable to Funds that do not assess a front-end sales charge.
**	The commission level applies to the applicable asset level so, for example, for a purchase of $5 million, the Distributor would pay a commission of 1.00% on the first $3 million and 0.50% on the remaining $2 million.

Class B Shares — Sales Charges

The Funds no longer accept new investments in Class B shares, except for certain limited transactions as described in more detail under Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class B Shares (Closed).

You don’t pay a front-end sales charge when you buy Class B shares, but you may pay a CDSC when you sell Class B shares.

Class B Shares — CDSC

You’ll pay a CDSC if you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares and generally declines each year until there is no sales charge, as follows:

Class B Shares — CDSC Schedule for the Funds (except those listed below)

Number of Years Class B Shares Held	Applicable CDSC*
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	None
Eight	None
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B Shares — CDSC Schedule for Columbia AMT-Free Intermediate Muni Bond Fund, the AMT-Free State-specific Intermediate Muni Bond Funds, Columbia Intermediate Bond Fund and Columbia Short Term Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
One	3.00%
Two	3.00%
Three	2.00%

Class B Shares — CDSC Schedule for Columbia AMT-Free Intermediate Muni Bond Fund, the AMT-Free State-specific Intermediate Muni Bond Funds, Columbia Intermediate Bond Fund and Columbia Short Term Bond Fund

Number of Years Class B Shares Held	Applicable CDSC*
Four	1.00%
Five	None
Six	None
Seven	None
Eight	None
Nine	Conversion to Class A Shares

*	Because of rounding in the calculation, the actual CDSC you pay may be more or less than the CDSC calculated using these percentages.

Class B shares of Columbia Short Term Municipal Bond Fund are not subject to a CDSC.

Class B Shares — Commissions

The Distributor paid an up-front commission directly to your selling agent when you bought the Class B shares (a portion of this commission may have been paid to your financial advisor).

This up-front commission, which varies across the Funds, was up to 4.00% of the net asset value per share of Funds with a maximum CDSC of 5.00% and of Class B shares of Columbia Short Term Municipal Bond Fund and up to 2.75% of the net asset value per share of Funds with a maximum CDSC of 3.00%. The Distributor continues to seek to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC paid when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class B Shares — Conversion to Class A Shares

Class B shares of the Funds automatically convert to Class A shares at different times depending upon the Fund. In general, Class B shares convert to Class A shares after eight years. For details and related information about how the Funds’ Class B shares convert to Class A shares, see Appendix S to the SAI. Class B shares of Columbia Short Term Municipal Bond Fund do not convert to Class A shares.

Class C Shares — Front-End Sales Charge

You don’t pay a front-end sales charge when you buy Class C shares. Although Class C shares do not have a front-end sales charge, over time Class C shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and distribution and/or service fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares. If you are eligible to invest in Class A shares without a front-end sales charge, you should discuss your options with your Selling Agent. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

Class C Shares — CDSC

You’ll pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were purchased through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. Redemptions of Class C shares are not subject to a CDSC if redeemed after 12 months.

Class C Shares — Commissions

Although there is no front-end sales charge when you buy Class C shares, the Distributor pays an up-front commission directly to your selling agent of up to 1.00% of the NAV per share when you buy Class C shares (a portion of this commission may be paid to your financial advisor). The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution and/or service plan and any applicable CDSC applied when you sell your shares. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class R Shares — Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares or a CDSC when you sell Class R shares. The Distributor pays an up-front commission directly to your selling agent when you buy Class R shares (a portion of this commission may be paid to your financial advisor), according to the following schedule:

Class R Shares — Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. For more information, see Choosing a Share Class – Distribution and Service Fees.

Class T Shares — Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class T shares, resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay, unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.

The front-end sales charge you’ll pay on Class T shares:

•	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

•	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your selling agent notifies the Fund).

Class T Shares — Front-End Sales Charge — Breakpoint Schedule

Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Equity Funds	$0 – $49,999 $50,000 – $99,999 $100,000 – $249,999 $250,000 – $499,999 $500,000 – $999,999 $1,000,000 or more	5.75%	6.10%	5.00%
		4.50%	4.71%	3.75%
		3.50%	3.63%	2.75%
		2.50%	2.56%	2.00%
		2.00%	2.04%	1.75%
		0.00%	0.00%	0.00	%(c)

	$0 – $49,999	4.75%	4.99%	4.25%
Fixed Income Funds	$50,000 – $99,999	4.50%	4.71%	3.75%
	$100,000 – $249,999	3.50%	3.63%	2.75%
	$250,000 – $499,999	2.50%	2.56%	2.00%
	$500,000 – $999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00	%(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	For more information regarding cumulative commissions paid to your selling agent when you buy $1 million or more of Class T shares, see Class T Shares – Commissions below.

Class T Shares — CDSC

In some cases, you’ll pay a CDSC if you sell Class T shares that you bought without an initial sales charge.

•	If you purchased Class T shares without a front-end sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months after purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months after purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.

•	Subsequent Class T share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.

Class T Shares — Commissions

The Distributor may pay your selling agent an up-front commission when you buy Class T shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class T Shares – Front-End Sales Charge – Breakpoint Schedule, Amount retained by or paid to selling agents as a % of the offering price.

The Distributor may also pay your selling agent a cumulative commission when you buy $1 million or more of Class T shares, according to the following schedule:

Class T Shares — Commission Schedule (Paid by the Distributor to Selling Agents)

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares or Class T shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation (ROA), you may combine the value of eligible accounts maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your or your immediate family members’ ownership of certain different classes of shares held in certain account types, as described in the Eligible Accounts section below.

Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases (including existing ROA purchases) of Class A shares or Class T shares made within 13 months after the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000 (or $100,000 for Funds with breakpoint discounts beginning at $100,000). The required form of LOI may vary by selling agent, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you’ve made under an

LOI, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. For purposes of making an LOI to purchase additional shares, you may aggregate your ownership of certain different classes of shares held in certain account types, as described in the Eligible Accounts section below.

You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your selling agent in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different selling agents. You and your selling agent are responsible for ensuring that you receive discounts for which you are eligible. The Fund is not responsible for a selling agent’s failure to apply the eligible discount to your account. You may be asked by your selling agent for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different selling agent and records of accounts established by members of your immediate family.

FUNDamentalsTM
Your “Immediate Family” and Account Value Aggregation

For purposes of obtaining a breakpoint discount for Class A shares or Class T shares the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child under 21, step-child under 21, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group plan accounts are valued at the plan level.

Eligible Accounts

The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A, Class B, Class C, Class E, Class F, Class T, Class W or Class Z shares of a Fund, or non-retirement plan accounts invested in Class R4 or Class R5 shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.

The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; accounts invested in Class I, Class K, Class R or Class Y shares of a Fund; and retirement plan accounts invested in Class R4 or Class R5 shares of a Fund.

Additionally, direct purchases of Columbia Money Market Fund shares may not be aggregated; however, shares of Columbia Money Market Fund acquired by exchange from other Funds may be included in account value aggregation.

Front-End Sales Charge Waivers

The Distributor may waive front-end sales charges on purchases of Class A and Class T shares of the Funds by certain categories of investors, including Board members, certain employees of selling agents, Fund portfolio managers and certain retirement and employee benefit plans. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of selling agents that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers and (ii) exchanges of Class Z shares of a Fund for Class A shares of the Fund. For a more complete description of categories of investors who may purchase Class A and Class T shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI. In addition, certain types of purchases of Class A and Class T shares may be made at NAV. For a description of these eligible transactions, see Appendix S to the SAI.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B, Class C or Class T shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares in the event of the shareholder’s death; that result from required minimum distributions taken from retirement accounts when the shareholder reaches age 70 1⁄2; in connection with the Fund’s Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); and by certain other investors and in certain other types of transactions. For a more complete description of the available waivers of the CDSC on redemptions of Class A, Class B, Class C or Class T shares, see Appendix S to the SAI.

Repurchases

Investors can also buy Class A shares without paying a sales charge if the purchase is made from the proceeds of a redemption of any Class A, Class B, Class C or Class T shares of a Fund (other than Columbia Money Market Fund) within 90 days, up to the amount of the redemption proceeds. Any CDSC paid upon redemption of your Class A, Class B, Class C or Class T shares of a Fund will not be reimbursed.

To be eligible for the reinstatement privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your selling agent within 90 days after the shares are redeemed and the purchase of Class A shares through this reinstatement privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” The repurchased shares will be deemed to have the original purchase date for purposes of applying the CDSC (if any) to subsequent redemptions. Systematic withdrawals and purchases are excluded from this policy.

Restrictions and Changes in Terms and Conditions

Restrictions may apply to certain accounts and certain transactions. The Funds may change or cancel these terms and conditions at any time. Unless you provide your selling agent with information in writing about all of the factors that may count toward a waiver of a sales charge, there can be no assurance that you will receive all of the waivers for which you may be eligible. You should request that your selling agent provide this information to the Fund when placing your purchase order. Please see Appendix S of the SAI for more information about the sales charge reductions and waivers.

Distribution and Service Fees

The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Funds’ assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling agents for selling Fund shares and directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and/or service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%	up to 0.35%(a)(b)(c)
Class B	0.75%(d)	0.25%	1.00%(b)
Class C	0.75%(c)(e)	0.25%	1.00%(b)
Class I	None	None	None
Class K	None	None(f)	None(f)
Class R (series of CFST and CFST I)	0.50%	—(g)	0.50%
Class R (series of CFST II)	up to 0.50%(c)	up to 0.25%	0.50%(g)
Class R4	None	None	None
Class R5	None	None	None
Class T	None	0.50%(h)	0.50%(h)
Class W	up to 0.25%	up to 0.25%	0.25%(c)
Class Y	None	None	None
Class Z	None	None	None

(a)	The maximum distribution and service fees of Class A shares varies among the Funds, as shown in the table below:

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Series of CFST	—	—	0.25%; these Funds pay a combined distribution and service fee
Series of CFST II (other than Columbia Money Market Fund)	up to 0.25%	up to 0.25%	0.25%
Columbia Money Market Fund	—	—	0.10%
Columbia AMT-Free Oregon Intermediate Muni Bond Fund, Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Global Technology Growth Fund, Columbia Intermediate Bond Fund, Columbia Large Cap Growth Fund, Columbia Mid Cap Growth Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may pay distribution and service fees up to a maximum of 0.35% of their average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services) but currently limit such fees to an aggregate fee of not more than 0.25% for Class A shares

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Columbia Adaptive Alternatives Fund, Columbia Adaptive Risk Allocation Fund, Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, Columbia AMT-Free New York Intermediate Muni Bond Fund, Columbia Bond Fund, Columbia California Tax-Exempt Fund, Columbia Corporate Income Fund, Columbia Diversified Absolute Return Fund, Columbia Diversified Real Return Fund, Columbia Emerging Markets Fund, Columbia Global Dividend Opportunity Fund, Columbia Global Energy and Natural Resources Fund, Columbia Global Unconstrained Bond Fund, Columbia Greater China Fund, Columbia Multi-Asset Income Fund, Columbia New York Tax-Exempt Fund, Columbia Pacific/Asia Fund, Columbia Select Large Cap Growth Fund, Columbia Small Cap Value Fund I, Columbia Strategic Income Fund, Columbia U.S. Social Bond Fund, Columbia U.S. Treasury Index Fund, Columbia Value and Restructuring Fund	—	0.25%	0.25%
Columbia AMT-Free Intermediate Muni Bond Fund, Columbia High Yield Municipal Fund, Columbia Tax Exempt Fund	—	0.20%	0.20%

(b)	The service fees for Class A, Class B and Class C shares of certain Funds vary. The annual service fee for Class A, Class B and Class C shares of Columbia AMT-Free Intermediate Muni Bond Fund, Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund may equal up to 0.20% of the average daily net asset value of all shares of such Fund class. The annual distribution fee for Class B and Class C shares for Columbia AMT-Free Intermediate Muni Bond Fund shall be 0.65% of the average daily net assets of the Fund’s Class B and Class C shares. Fee amounts noted apply to Class B shares of the Funds other than Class B shares of Columbia Money Market Fund, which pays distribution fees of up to 0.75% and service fees of up to 0.10% for a combined total of 0.85%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.10% of the 0.85% fee for Class B shares of Columbia Money Market Fund. The Distributor has voluntarily agreed to waive the service fee for Class A, Class B and Class C shares of Columbia U.S. Treasury Index Fund so that the service fee does not exceed 0.15% annually. This arrangement may be modified or terminated by the Distributor at any time.
(c)	Fee amounts noted apply to all Funds other than Columbia Money Market Fund, which, for each of Class A and Class W shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The Distributor has currently agreed not to be reimbursed by the Fund for 0.25% of the 0.50% fee for Class R shares of Columbia Money Market Fund. The Distributor has voluntarily agreed to waive the 12b-1 fees it receives from Class A, Class C, Class R and Class W shares of Columbia Money Market Fund. This arrangement may be modified or terminated by the Distributor at any time. Compensation paid to broker-dealers and other selling agents may be suspended to the extent of the Distributor’s waiver of the 12b-1 fees on these specific share classes of these Funds.
(d)	The Distributor has voluntarily agreed to waive a portion of the distribution fee it receives from Class B shares of Columbia Short Term Bond Fund so that the distribution fee does not exceed 0.30% annually. This arrangement may be modified or terminated by the Distributor at any time.
(e)

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares of the following Funds so that the distribution fee does not exceed the specified percentage annually: 0.45% for Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund, Columbia AMT-Free New York Intermediate Muni Bond Fund, Columbia AMT-Free Oregon Intermediate Muni Bond Fund, Columbia California Tax-Exempt Fund and Columbia New York

Tax-Exempt Fund; 0.60% for Columbia Corporate Income Fund and Columbia Short Term Bond Fund; 0.65% for Columbia High Yield Municipal Fund and Columbia Tax-Exempt Fund; and 0.70% for Columbia U.S. Treasury Index Fund. These arrangements may be modified or terminated by the Distributor at any time.
(f)	Under a plan administration services agreement, the Funds’ Class K shares pay for plan administration services. These fees for Class K shares are not paid pursuant to a 12b-1 plan. See Class K Plan Administration Services Fee below for more information.
(g)	Class R shares of series of CFST and CFST I pay a distribution fee pursuant to a distribution (Rule 12b-1) plan for Class R shares. The Funds do not have a shareholder service plan for Class R shares. Series of CFST II have a distribution and shareholder service plan for Class R shares, which, prior to the close of business on September 3, 2010, were known as Class R2 shares. For Class R shares of series of CFST II, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(h)	The shareholder servicing fees for Class T shares are up to 0.50% of average daily net assets attributable to Class T shares for equity Funds and 0.40% for fixed income Funds. In general, the Funds currently limit such fees to a maximum of 0.25% for equity Funds and 0.15% for fixed-income Funds. See Class T Shareholder Service Fees below for more information.

The distribution and/or service fees for Class A, Class B, Class C, Class R and Class W shares, as applicable, may be subject to the requirements of Rule 12b-1 under the 1940 Act. The Distributor may retain these fees otherwise payable to selling agents if the amounts due are below an amount determined by the Distributor in its sole discretion.

Series of CFST II. For Class A, Class B and Class W shares, the Distributor begins to pay these fees immediately after purchase. For Class C shares, the Distributor pays these fees in advance for the first 12 months. Selling agents also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the Distributor begins to pay 12 months after purchase. For Class B shares and for the first 12 months following the sale of Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor. The maximum fee for services under the distribution and/or shareholder servicing plan for series of CFST II is the lesser of the amount of reimbursable expenses and the fee rates in the table above. If a share class of a series of CFST II has no reimbursable distribution or shareholder servicing expenses, it will suspend the payment of any such fee.

Series of CFST and CFST I. For Class R shares and, with the exception noted in the next sentence, Class A shares, the Distributor begins to pay these fees immediately after purchase. For Class B shares, Class A shares (if purchased as part of a purchase of shares of $1 million or more) and, with the exception noted in the next sentence, Class C shares, the Distributor begins to pay these fees 12 months after purchase (for Class B share, and for the first 12 months following the sale of Class C shares, the Distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to selling agents and to pay for other distribution related expenses). For Class C shares, selling agents may opt to decline payment of sales commission and, instead, may receive these fees immediately after purchase. Selling agents may compensate their financial advisors with the shareholder service and distribution fees paid to them by the Distributor.

If you maintain shares of the Fund directly with the Fund, without working directly with a financial advisor or other selling agent, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.

Over time, these distribution and/or service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible selling agents for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. The Fund may reduce or discontinue payments at any time. Your selling agent may also charge you other additional fees for providing services to your account, which may be different from those described here.

Class K Plan Administration Services Fee

Class K shares pay an annual plan administration services fee for the provision of various administrative, recordkeeping, communication and educational services, including services such as implementation and conversion services, account set-up and maintenance, reconciliation and account recordkeeping, education services and administration to various plan types, including 529 plans, retirement plans and health savings accounts. The fee for Class K shares is equal on an annual basis to 0.25% of average daily net assets attributable to the class.

Class T Shareholder Services Fees

The Funds that offer Class T shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class T shareholders by their selling agents. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class T shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% for equity Funds and not more than 0.15% for fixed income Funds. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the selling agents to the extent necessary to prevent net investment income from falling below 0% on a daily basis. If you maintain shares of the Fund directly with the Fund, without working with a financial advisor or other intermediary, shareholder services fees may be retained by the Distributor as payment or reimbursement for incurring certain shareholder service related expenses.

Selling Agent Compensation

The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to selling agents, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds sold by the Distributor attributable to that selling agent; gross sales of the Funds distributed by the Distributor attributable to that selling agent; reimbursement of ticket charges (fees that a selling agent charges its representatives for effecting transactions in Fund shares); or a negotiated lump sum payment. While the financial arrangements may vary for each selling agent, Marketing Support Payments to any one selling agent are generally between 0.05% and 0.40% on an annual basis for payments based on average net assets of the Fund attributable to the selling agent, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the selling agent. The Distributor, the Investment Manager and their affiliates may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation (Bank of America). Such increased payments may enable such selling agents to offset credits that they may provide to customers. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Y shares; provided, however, that such payments are made to Bank of America with respect to Class Y shares of Columbia Bond Fund, Columbia Global Dividend Opportunity Fund, Columbia Income Opportunities Fund, Columbia Large Cap Enhanced Core Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Value Fund, Columbia Select International Equity Fund, Columbia Short Term Bond Fund, Columbia Small Cap Growth Fund I and Columbia Small Cap Value Fund I.

In addition, the Transfer Agent has certain arrangements in place to compensate selling agents, including other Ameriprise Financial affiliates, that hold Fund shares through omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial shareholders (Shareholder Services). Shareholder Services may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service. Payments for Shareholder Services vary by selling agent but generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares.

Generally, each Fund (other than the Columbia Acorn Funds) pays a percentage of the average aggregate value of shares maintained in omnibus accounts: up to 0.20% for all share classes other than Class I, K, R5 and Y shares; 0.05% for Class K and R5 shares; and 0% for Class I and Y shares. The amounts in excess of that reimbursed by the Fund are borne by the Distributor, the Investment Manager and/or their affiliates. The Transfer Agent does not pay selling agents for Shareholder Services and the Fund does not pay the Transfer Agent for any Shareholder Services provided by selling agents, with respect to Class Y shares.

In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.

Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make Marketing Support Payments and pay Shareholder Services fees.

Your selling agent may charge you fees and commissions in addition to those described in this prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a financial incentive for recommending the Fund or a particular share class over others.

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.

FUNDamentalsTM
NAV Calculation

Each of the Fund’s share classes calculates its NAV as follows:

NAV=	(Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class

FUNDamentalsTM
Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are valued primarily on the basis of indicative bids, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued primarily using a market-based price obtained from a pricing service, if available. Investments in other open-end funds are valued at their latest NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board. For a money market fund, the Fund’s investments are generally valued at amortized cost, which approximates market value.

If a market price is not readily available or is deemed not to reflect market value, the Fund will determine the price of a portfolio security based on a determination of the security’s fair value pursuant to a policy approved by the Fund’s Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security. To the extent the Fund has significant holdings of small cap stocks, high-yield bonds, floating rate loans, or tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.

Transaction Rules and Policies

The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling agent before the end of a business day are priced at the NAV per share of the Fund’s applicable share class on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion Signature Guarantee for amounts greater than $100,000 and other transactions, as described below, and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

The Transfer Agent may require a Medallion Signature Guarantee for your signature in order to process certain transactions. A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. A Medallion Signature Guarantee must be provided by an eligible guarantor institution including, but not limited to, the following: a bank, credit union, savings association, broker or dealer that participates in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). Notarization by a notary public is not an acceptable signature guarantee. The Transfer Agent reserves the right to reject a signature guarantee and to request additional documentation for any transaction.

A Medallion Signature Guarantee is required if: (i) the transaction amount is over $100,000; (ii) you want your check made payable to someone other than the registered account owner(s); (iii) the address of record has changed within the last 30 days; (iv) you want the check mailed to an address other than the address of record; (v) you want proceeds to be sent according to existing bank account instructions not coded for outgoing Automated Clearing House (ACH) or wire, or to a bank account not on file; (vi) you are the beneficiary of the account and the account owner is deceased (other documentation may be required); or (vii) you are changing legal ownership of your account.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Below the Minimum Account Balance

The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable Minimum Account Balance. The Minimum Account Balance varies among Funds, share classes and types of accounts, as follows:

Minimum Account Balance

Minimum Account balance
For all Funds, classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)

Individual Retirement Accounts for all Funds and classes except those listed below	None

Columbia Absolute Return Currency and Income Fund	$5,000

Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$2,500

Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y	None

If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing addresses) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Fund also may sell your Fund shares if your selling agent tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy — Class A, Class B, Class C, Class T and Class Z Share Accounts Minimum Balance Fee

If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your Fund accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your selling agent. The Transfer Agent’s contact information (toll-free number and mailing addresses) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.

The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance and Minimum Balance Fee)

The automatic sale of Fund shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class I, Class K, Class R, Class R4, Class R5, Class W and Class Y shares;

shareholders holding their shares through broker-dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable Minimum Account Balance does not apply to individual retirement plans.

Small Account Policy — Broker-Dealer and Wrap Fee Accounts

The Funds may automatically redeem, at any time, broker-dealer networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.

Information Sharing Agreements

As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund’s excessive trading policies and procedures.

Excessive Trading Practices Policy of Non-Money Market Funds

Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by selling agents.

Specific Buying and Exchanging Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future purchase orders, including exchange purchase orders, involving any Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund’s Excessive Trading Policies and Procedures.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.

Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading — Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

•	negative impact on the Fund’s performance;

•	potential dilution of the value of the Fund’s shares;

•	interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

•	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

•	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

•	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments do not work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high-yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

Excessive Trading Practices Policy of Columbia Money Market Fund

A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Money Market Fund shares. However, since frequent purchases and sales of Columbia Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Money Market Fund) and disrupting portfolio management strategies, Columbia Money Market Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), Columbia Money Market Fund has no limits on purchase or exchange transactions. In addition, Columbia Money Market Fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

Opening an Account and Placing Orders

We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling agent. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

The Funds are generally available directly and through broker-dealers, banks and other selling agents or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by selling agents. You may exchange or sell shares through your selling agent. If you maintain your account directly with your selling agent, you must contact that agent to process your transaction.

Not all selling agents offer the Funds and certain selling agents that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial advisor to determine the availability of the Funds. If you set up an account at a selling agent that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current selling agent, find another selling agent with a selling agreement, or sell your Fund shares, paying any applicable CDSC. Please be aware that transactions in taxable accounts are taxable events and may result in income tax liability.

Selling agents that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. Some policy differences may include different minimum investment amounts, exchange privileges, Fund choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the selling agents through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial advisor employed by the selling agent through which you purchased or at which you maintain your shares of the Fund to make changes to your account or to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of these selling agents to carry out their obligations to its customers.

The Fund may engage selling agents to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.

Accounts Established Directly with the Fund

You or the financial advisor through which you buy shares may establish an account with the Fund. To do so, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiathreadneedle.com/us or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler’s checks, starter checks, third or fourth party checks, or other cash equivalents.

Mail your check and completed application to the Transfer Agent at its regular or express mail address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account number. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.

Written Transactions

Once you have an account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the order at its transaction processing center in Canton, Massachusetts, not the P.O. Box provided for regular mail delivery.

Include in your letter: your name; the name of the Fund(s); your account number; the class of shares to be exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to exchange or sell; specific instructions regarding delivery of redemption proceeds or exchange destination; signature(s) of registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.

Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.

Telephone Transactions

For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may place orders to buy, sell or exchange shares by telephone. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.

You can sell Fund shares via the telephone, by electronic funds transfer or by check to the address of record, up to and including an aggregate of $100,000 of shares per day, per Fund account, if you qualify for telephone orders. Wire redemptions requested via the telephone are subject to a maximum of $3 million of shares per day, per Fund. You can buy up to and including $100,000 of shares per day, per Fund account through your bank account as an Automated Clearing House (ACH) transaction via the telephone if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

For Class A, Class B, Class C, Class R, Class T, Class Y and Class Z shares, once you have an account, you may contact the Transfer Agent at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and to establish and utilize a password in order to access online account services. You can sell up to and including an aggregate of $100,000 of shares per day, per Fund account through the internet if you qualify for internet orders.

Wire Transactions

You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class W (redemptions only), Class Y and Class Z shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request unless you are submitting your request in writing with a Medallion Signature Guarantee. The Transfer Agent charges a fee for shares sold by Fedwire. The Transfer Agent may waive the fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. The maximum amount that can be redeemed over the telephone is $3 million per day, per Fund account.

Electronic Funds Transfer

You may buy (or redeem) Class A, Class B (redemptions only), Class C, Class T, Class Y and Class Z shares of a Fund by electronically transferring money from (or to) your bank account to (or from) your Fund account up to and including an aggregate of $100,000 of shares per day, per Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request to obtain any necessary forms.

Important: Payments sent by an electronic fund transfer, a bank authorization, or check that are not guaranteed may take up to 10 or more calendar days to clear. If you request a redemption before the purchase funds clear, this may cause your redemption request to fail to process if the requested amount includes unguaranteed funds. If you purchased your shares by check or from your bank account as an ACH transaction, the Fund may hold the redemption proceeds when you sell those shares for a period of time after the trade date of the purchase.

Buying Shares

Eligible Investors

Class A and Class C Shares

Class A and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. As described in this prospectus, Class A shares but not Class C shares are generally subject to a front-end sales charge, which reduces the dollar amount invested in a Fund. However, Class C shares are generally subject to higher fees than Class A shares, which will reduce any returns on Class C shares relative to Class A shares. You may be eligible to purchase Class A shares without a front-end sales charge if the value of your Columbia Fund shares held in eligible accounts reaches $1,000,000 (in the case of a purchase of Class A shares of a Taxable Fund) or $500,000 (in the case of a purchase of Class A shares of a Tax-Exempt Fund). If you are eligible to invest in Class A shares without a front-end sales charge, you should discuss your options with your selling agent. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. A purchase order for Class C shares of a Taxable or Tax-Exempt Fund is limited to $999,999 and $499,999, respectively. Your selling agent may impose additional limits on investments in Class C shares.

For Columbia Money Market Fund, new investments must be made in Class A, Class I, Class W or Class Z shares, subject to eligibility. Class C and Class R shares of Columbia Money Market Fund are available as a new investment only to investors in the Distributor’s proprietary 401(k) products, provided that such investor is eligible to invest in the class and transacts directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Money Market Fund offers other classes of shares only to facilitate exchanges with other Funds offering these classes of shares.

Class B Shares (Closed)

The Funds no longer accept investments from new or existing investors in Class B shares, except for certain limited transactions involving existing investors in Class B shares as described in more detail below.

Additional Class B shares will be issued only to existing investors in Class B shares and only through the following two types of transactions (Qualifying Transactions):

•	Dividend and/or capital gain distributions may continue to be reinvested in Class B shares of a Fund.

•	Shareholders invested in Class B shares of a Fund may exchange those shares for Class B shares of other Funds offering such shares. Certain exceptions apply, including that not all Funds may permit exchanges.

Any initial purchase orders for the Fund’s Class B shares will be rejected (other than through a Qualifying Transaction that is an exchange transaction).

Unless contrary instructions are received in advance by the Fund, any purchase orders (except those submitted by a selling agent through the National Securities Clearing Corporation (NSCC) as described in more detail below) that are orders for additional Class B shares of the Fund received from existing investors in Class B shares, including orders made through an active systematic investment plan, will automatically be invested in Class A shares of the Fund, without regard to the normal minimum initial investment requirement for Class A shares, but subject to the front-end sales charge that generally applies to Class A shares. See Choosing a Share Class – Sales Charges and Commissions – Class A Shares – Front-End Sales Charge for additional information. Your selling agent may have different policies not described here, including a policy to reject purchase orders for a Fund’s Class B shares or to automatically invest the purchase amount in Columbia Money Market Fund. Please consult your selling agent to understand its policy.

Additional purchase orders for a Fund’s Class B shares by an existing Class B shareholder, submitted by such shareholder’s selling agent through the NSCC, will be rejected due to operational limitations of the NSCC. Investors should consult their selling agent if they wish to invest in the Fund by purchasing a share class of the Fund other than Class B shares.

Dividend and/or capital gain distributions from Class B shares of a Fund will not be automatically invested in Class B shares of another Fund. Unless contrary instructions are received in advance of the date of declaration, such dividend and/or capital gain distributions from Class B shares of a Fund will be reinvested in Class B shares of the same Fund that is making the distribution.

Class I Shares

Class I shares are available only to the Funds (i.e., fund-of-funds investments).

Class K Shares (Closed)

Class K shares are closed to new investors and new accounts, subject to certain limited exceptions described below.

Shareholders who opened and funded a Class K account with the Fund as of the close of business on December 31, 2010 (including accounts once funded that subsequently reached a zero balance) may continue to make additional purchases of Class K shares. Plans may continue to make additional purchases of Fund shares and add new participants, and new plans sponsored by the same or an affiliated sponsor may invest in the Fund (and add new participants) if an initial plan so sponsored invested in the Fund as of December 31, 2010 (or had approved the Fund as an investment option as of December 31, 2010 and funded its initial account with the Fund prior to March 31, 2011) and holds Fund shares at the plan level.

An order to purchase Class K shares received by the Fund or the Transfer Agent after the close of business on December 31, 2010 (other than as described above) from a new investor or a new account that is not eligible to purchase shares will be refused by the Fund and the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor or the selling agent, as appropriate, without interest.

Class K shares are designed for qualified employee benefit plans, trust companies or similar institutions, charitable organizations that meet the definition in Section 501(c)(3) of the Code, non-qualified deferred compensation plans whose participants are included in a qualified employee benefit plan described above, state sponsored college savings plans established under Section 529 of the Code, and health savings accounts created pursuant to public law 108-173. Class K shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent.

Class R Shares

Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by selling agents approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Class R4 Shares

Class R4 shares are available only to (i) omnibus retirement plans, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R4 eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans and (vi) health savings accounts.

Class R5 Shares

Class R5 shares are available only to (i) certain registered investment advisers that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements and (ii) omnibus retirement plans. Prior to November 8, 2012, Class R5 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class R5 may not establish new Class R5 accounts but may continue to make additional purchases of Class R5 shares in accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class R5 account as of May 1, 2010, and continuously hold Class R5 shares in such account after such date, may generally not only continue to make additional purchases of Class R5 shares but also open new Class R5 accounts for such pre-existing programs and add new shareholders in the program.

Class T Shares

Class T shares are available only to investors who received (and who have continuously held) Class T shares in connection with the merger of certain Galaxy funds into certain Funds that were then named Liberty funds.

Class W Shares

Class W shares are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs. Class W shares may be purchased, sold or exchanged only through the Distributor or an authorized selling agent. Shares originally purchased in a discretionary managed account may continue to be held in Class W outside of a discretionary managed account, but no additional Class W purchases may be made and no exchanges to Class W shares of another Fund may be made outside of a discretionary managed account.

Class Y Shares

Class Y shares, except as noted below, are available only to retirement plans that maintain plan-level or omnibus accounts with the Fund (through the Transfer Agent).

Class Z Shares

Class Z shares are available only to the categories of eligible investors described below under Class Z Shares Minimum Initial Investments. Selling agents that clear Fund share transactions through designated selling agents and their mutual fund trading platforms that were given specific written notice from the Transfer Agent of the termination, effective March 29, 2013, of their eligibility for new purchases of Class Z shares and omnibus retirement plans are not permitted to establish new Class Z accounts, subject to certain exceptions described below.

Omnibus retirement plans that opened and, subject to certain exceptions, funded a Class Z account with the Fund as of the close of business on March 28, 2013, and have continuously held Class Z shares in such account after such date, may generally continue to make additional purchases of Class Z shares, open new Class Z accounts and add new participants. In addition, an omnibus retirement plan affiliated with a grandfathered plan may, in the sole discretion of the Distributor, open new Class Z accounts in a Fund if the affiliated plan opened a Class Z account on or before March 28, 2013. If an omnibus retirement plan invested in Class Z shares changes recordkeepers after March 28, 2013, any new accounts established for that plan may not be established in Class Z shares, but such a plan may establish new accounts in a different share class for which the plan is eligible. The Distributor may, in its sole discretion, delay the funding requirement described above for omnibus retirement plans to allow an omnibus retirement plan that opened a Class Z account (the initial Class Z account) with the Fund as of the close of business on March 28, 2013 to make additional purchases of Class Z shares, open new Class Z accounts and add new participants so long as the initial Class Z account was funded by July 2, 2013.

Accounts of selling agents (other than omnibus retirement plans, which are discussed above) that clear Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that received specific written notice from the Transfer Agent of the termination, effective March 29, 2013, of their eligibility for new purchases of Class Z shares will not be permitted to establish new Class Z accounts or make additional purchases of Class Z shares (other than through reinvestment of distributions). Such accounts may, at their holder’s option, exchange Class Z shares of a Fund, without the payment of a sales charge, for Class A shares of the same Fund.

Additional Eligible Investors

In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus.

Minimum Initial Investments

The table below shows the Fund’s minimum initial investment requirements, which may vary by Fund, class and type of account.

Minimum Initial Investments

	Minimum Initial Investment(a)		Minimum Initial Investment for Accounts with Systematic Investment Plans
For all Funds, classes and account types except those listed below	$2,000		$100	(b)

Individual Retirement Accounts for all Funds and classes except those listed below	$1,000		$100	(c)

Columbia Absolute Return Currency and Income Fund	$10,000		$10,000

Columbia Floating Rate Fund and Columbia Inflation Protected Securities Fund	$5,000		$5,000

Class I, Class K, Class R, Class R4 and Class Y	None		N/A

Class R5	variable	(d)	N/A

Class W	$500		N/A

Class Z	variable	(e)	$100	(e)

(a)	If your Class A, Class B, Class C, Class T or Class Z shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares – Transaction Rules and Policies above.
(b)	Columbia Money Market Fund – $2,000
(c)	Columbia Money Market Fund – $1,000
(d)	There is no minimum initial investment in Class R5 shares for omnibus retirement plans. A minimum initial investment of $100,000 applies to aggregate purchases of Class R5 shares of a Fund for combined underlying accounts of any registered investment adviser that clears Fund share transactions for their client or customer accounts through designated selling agents and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class R5 eligibility apart from selling, servicing or similar agreements.
(e)	The minimum initial investment amount for Class Z shares is $0,$1,000 or $2,000 depending upon the category of eligible investor. See – Class Z Shares Minimum Initial Investments below. The minimum initial investment amount for systematic investment plan accounts is the same as the amount set forth in the first two rows of the table, as applicable.

The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, for accounts held in approved discretionary or non-discretionary wrap programs, or for accounts that are a part of an employer-sponsored retirement plan. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.

Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a systematic investment plan, your account must meet the then-current applicable minimum initial investment.

Class Z Shares Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

•	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the Funds of Columbia Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the Funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

•	Any health savings account sponsored by a third party platform.

•	Any investor participating in a wrap program sponsored by a selling agent or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

•	Any individual retirement plan for which a selling agent or other entity provides services and is not compensated by the Fund for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

•	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by Columbia Management Advisors, LLC, Columbia Management Distributors, Inc., or Columbia Management Services, Inc., the adviser, distributor and transfer agent of series of CFST and CFST I prior to May 1, 2010 (the Previous Service Providers) and immediate family members of any of the foregoing who share the same address are eligible to make new and subsequent purchases in Class Z shares through an individual retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,000:

•	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with a series of CFST or CFST I distributed by the Distributor.

•	Any investor participating in an account offered by a selling agent or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

•	Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

•	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.

•	Any employee of Columbia Management Investment Advisers, LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address and any persons employed as of April 30, 2010 by the Previous Service Providers and any of their immediate family members who share the same address are eligible to make new and subsequent purchases in Class Z shares through a non-retirement account. If you maintain your account with a selling agent, you must contact that selling agent each time you seek to purchase shares to notify them that you qualify for Class Z shares.

•	Certain other investors as set forth in more detail in the SAI.

Systematic Investment Plan

The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your selling agent to set up the plan. Systematic Investment Plans may not be available for all share classes.

Dividend Diversification

Generally, you may automatically invest distributions made by another Fund into the same class of shares (and in some cases certain other classes of shares) of a Fund at no additional sales charge. A sales charge may apply when you invest distributions made with respect to shares that were not subject to a sales charge at the time of your initial purchase. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all selling agents.

Other Purchase Rules You Should Know

•	Once the Transfer Agent or your selling agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

•	You generally buy Class A and Class T shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.

•	You buy Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

•	The Distributor and the Transfer Agent reserve the right to cancel your order if the Fund does not receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

•	Selling agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

•	Shares purchased are recorded on the books of the Fund. The Fund does not issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption. The payment will be sent within seven days after your request is received in “good form.” When you sell shares, the amount you receive may be more or less than the amount you invested.

Your sale price will be the next NAV calculated after your request is received in “good form,” minus any applicable CDSC.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class B, Class C, Class R4, Class R5, Class T, Class W, Class Y and Class Z share accounts. Contact the Transfer Agent or your financial advisor to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. If you set up the plan after you’ve opened your account, we may require your signature to be Medallion Signature Guaranteed.

You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually withdraw your entire investment.

Check Redemption Service (for Columbia Money Market Fund)

Class A and Class Z shares of Columbia Money Market Fund (which is not offered in this prospectus) offer check writing privileges. If you have $2,000 in Columbia Money Market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your Columbia Money Market Fund must be at least $100. You can elect this service on your initial application or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally purchased in another Fund at NAV because of the size of the purchase, and then exchanged into Columbia Money Market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your Columbia Money Market Fund account. Note that a Medallion Signature Guarantee may be required if this service is established after the account is opened.

In-Kind Redemptions

The Fund reserves the right to honor redemption orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund distributes portfolio securities in-kind, you may incur brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. For U.S. federal income tax purposes redemptions paid in securities are generally treated the same as redemptions paid in cash.

Other Redemption Rules You Should Know

•	Once the Transfer Agent or your selling agent receives your redemption order in “good form,” your shares will be sold at the next calculated NAV per share. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

•	If you sell your shares that are held directly with the Funds (through the Transfer Agent), we will normally send the redemption proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•	If you sell your shares through a selling agent, the Funds will normally send the redemption proceeds by Fedwire within three business days after the Transfer Agent or your selling agent receives your order in “good form.”

•	If you paid for your shares by check or from your bank account as an ACH transaction, the Funds will hold the redemption proceeds when you sell those shares for ten calendar days after the trade date of the purchase.

•	No interest will be paid on uncashed redemption checks.

•	The Funds can delay payment of the redemption proceeds for up to seven days and may suspend redemptions and/or further postpone payment of redemption proceeds when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.

•	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

•	For broker-dealer and wrap fee accounts: The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement. The Fund will notify your broker-dealer prior to redeeming shares, and will provide details on how to avoid such redemption.

•	Also keep in mind the Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of your Fund to buy shares of another Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging.

You may be subject to a sales charge if you exchange from Columbia Money Market Fund or any other Fund that does not charge a front-end sales charge into a non-money market Fund. If you hold your Fund shares through certain selling agents, including Ameriprise Financial Services, Inc., you may have limited exchangeability among the Funds. Please contact your selling agent for more information.

You can generally make exchanges between like share classes of any Fund and, subject to eligibility requirements, other share classes of any Fund. Some exceptions apply. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange.

Systematic Exchanges

You may buy Class A, Class C, Class T, Class W, Class Y and/or Class Z shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums:$50 each month for individual retirement accounts (i.e. tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your selling agent to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must obtain a Medallion Signature Guarantee.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to the Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611. A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase.

Other Exchange Rules You Should Know

•	Exchanges are made at the NAV next calculated after your exchange order is received in “good form.”

•	Once the Fund receives your exchange request, you cannot cancel it after the market closes.

•	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.

•	Shares of the purchased Fund may not be used on the same day for another exchange or sale.

•	If you exchange shares from Class A shares of Columbia Money Market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of Columbia Money Market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of Columbia Money Market Fund.

•	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time of your initial purchase. For example, if your initial investment was in Columbia Money Market Fund and you exchange into a non-money market Fund, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Funds.

•	If your initial investment was in Class A shares of a non-money market Fund and you exchange shares into Columbia Money Market Fund, you may exchange that amount to another Fund, including dividends earned on that amount, without paying a sales charge.

•	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Fund.

•	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your selling agent for more information.

•	You generally may make an exchange only into a Fund that is accepting investments.

•	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

•	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.

•	Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.

•	Class Z shares of a Fund may be exchanged for Class A or Class Z shares of another Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Z shares for Class A shares. See Buying, Selling and Exchanging Shares – Buying Shares – Eligible Investors – Class Z Shares for details.

•	You may generally exchange Class T shares of a Fund for Class A shares of another Fund if the other Fund does not offer Class T shares. Class T shares exchanged into Class A shares cannot be exchanged back into Class T shares.

•	Class W shares originally purchased, but no longer held, in a discretionary managed account, may not be exchanged for Class W shares of another Fund.

•	Former CFIT Shareholders may not exchange Class Y shares of a Fund into Class Y shares of another Fund.

Same-Fund Exchange Privilege

Certain shareholders of a Fund may be or become eligible to invest in other classes of shares of the same Fund. Upon a determination of such eligibility, such shareholders may be eligible to exchange their shares for shares of the other share class, if offered. Such exchanges include exchanges of shares of one class for shares of another share class with higher expenses. Before making such an exchange, you should consider the expenses of each class. Investors should contact their selling agents to learn more about the details of the exchange privilege.

Note the following rules relating to same-Fund exchanges:

•	No sales charges or other charges will apply to any such exchange, except that when Class B shares are exchanged, any CDSC applicable to Class B shares will be applied.

•	Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon such an exchange. You should consult your tax advisor about your particular exchanges.

Distributions to Shareholders

A mutual fund can make money two ways:

•	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

•	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).

FUNDamentalsTM
Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, Columbia Contrarian Core Fund, Columbia Large Cap Growth Fund and Columbia Select Smaller-Cap Value Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually

Normally, Columbia Overseas Value Fund and Columbia Select International Equity Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Semiannually
Distributions	Semiannually

The Fund may declare or pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the selling agent through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.

For accounts held directly with the Fund (through the Transfer Agent), distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund’s distribution schedule, which is available at the Funds’ website and/or by calling the Funds’ telephone number listed at the beginning of the section entitled Choosing a Share Class.

Taxes

You should be aware of the following considerations applicable to all Funds (unless otherwise noted):

•	The Fund intends to qualify and to be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify for treatment as a regulated investment company would result in Fund-level taxation, and consequently, a reduction in income available for distribution to you and in the net asset value of your shares. Even if the Fund qualifies for treatment as a regulated investment company, the Fund may be subject to federal excise tax on certain undistributed income or gains.

•	Otherwise taxable distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares. Dividends paid in January are deemed paid on December 31 of the prior year if the dividend was declared and payable to shareholders of record in October, November, or December of such prior year.

•	Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

•	From time to time, a distribution from the Fund could constitute a return of capital, which is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.

•	If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

•	Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer’s modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer’s “net investment income.”

Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net gains recognized on the sale, redemption or exchange of shares of the Fund.

•	Certain derivative instruments when held in the Fund’s portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.

•	Certain Funds may purchase or write options, as described further in the SAI. Generally, a Fund realizes a capital gain or loss on an option when the option expires, or when it is exercised, sold or otherwise terminated. However, if an option is a “section 1256 contract,” which includes most traded options on a broad-based index, and the Fund holds such option at the end of its taxable year, the Fund is deemed to sell such option at fair market value at such time and recognize any gain or loss thereon, which is generally deemed to be 60% long-term and 40% short-term gain or loss, as described further in the SAI.

•	Income and proceeds received by the Fund from sources within foreign countries may be subject to foreign taxes. If at the end of the taxable year more than 50% of the value of the Fund’s assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so.

•	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and your adjusted tax basis in the shares, which is generally the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.

•

The Fund generally is required to report to shareholders and the Internal Revenue Service (the IRS) upon the sale, exchange or redemption of Fund shares cost basis information with respect to those shares. The Fund uses average cost basis as its default method of calculating cost basis. Please see columbiathreadneedle.com/us or contact the Fund at 800.345.6611 for more information regarding average cost basis reporting, other available cost basis methods and how to select or change a particular method or to choose specific shares to sell, redeem or exchange. If you hold Fund shares through a selling agent, you should contact your selling agent to learn about its cost basis reporting default method and the reporting elections available to your account.

•	The Fund is required by federal law to withhold tax on any taxable or tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you have not provided a correct TIN or have not certified to the Fund that withholding does not apply, the IRS has notified us that the TIN listed on your account is incorrect according to its records, or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentalsTM
Taxes

The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Exhibit C

Comparison of Organizational Documents

This chart highlights material differences between the terms of the Declarations of Trust and By-Laws of the Buying Funds and Selling Funds.

Group A:	Selling Funds: Columbia Large Cap Growth Fund II, Columbia Large Cap Growth Fund III, Columbia Large Cap Growth Fund V, Columbia International Value Fund, Columbia International Opportunities Fund. Buying Funds: Columbia Overseas Value Fund, Columbia Select International Equity Fund.

Group B:	Selling Fund: Columbia Value and Restructuring Fund. Buying Funds: Columbia Contrarian Core Fund, Columbia Large Cap Growth Fund.

Group C:	Selling Funds: Columbia Large Cap Growth Fund IV, Columbia Multi-Advisor Small Cap Value Fund. Buying Fund: Columbia Select Smaller-Cap Value Fund.

Policy	Group A	Group B	Group C
Shareholder Liability

Shareholders of the trust are protected from liability under Delaware statutory law, which provides that shareholders of a Delaware statutory trust have the same limitation of personal liability as is extended to shareholders of a private corporation for profit incorporated in the state of Delaware.

In addition, any shareholder or former shareholder exposed to liability by reason of a claim or demand relating solely to his or her being or having been a shareholder of the trust, and not because of his acts or omissions, the shareholder or former shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) will be entitled to be held harmless from and indemnified out of the assets of the trust against all loss and expense arising from such claim or demand.

		The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains express disclaimers of shareholder liability for acts, obligations or affairs of the trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the assets of a series for any shareholder held personally liable for obligations of such series. Therefore, the possibility that a shareholder could be held liable would be limited to a situation in which the assets of the applicable series had been exhausted.	The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains express disclaimers of shareholder liability for acts, obligations or affairs of the trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the assets of a series for any shareholder held personally liable for obligations of such series. Therefore, the possibility that a shareholder could be held liable would be limited to a situation in which the assets of the applicable series had been exhausted.

Policy	Group A	Group B	Group C
Shareholder Voting Rights

Shareholders have only the powers to vote on matters as the trustees may consider desirable and so authorize, and those voting powers expressly granted under the 1940 Act or under the law of Delaware applicable to statutory trusts.

Shares may be voted in person or by proxy or in any manner authorized by the trustees. On any matter that requires shareholder approval under the 1940 Act, whether shareholders are required to vote by series or class is determined by reference to the 1940 Act. On all other matters, all shares are voted in the aggregate and not by series or class unless the trustees determine otherwise.

Each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share is entitle to a proportionate fractional vote.

There is no cumulative voting in the election of trustees.

At all meetings of shareholders, each shareholder of record is entitled to one vote for each dollar of net asset value (number of shares owned times net asset value per share) and each fractional dollar amount is entitled to a proportionate fractional vote.

The shareholders have the power to vote (i) for the election of trustees, (ii) to the same extent as shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the trust or shareholder, (iii) with respect to termination of the trust or any class or series of the trust, (iv) with respect to the approval or termination in accordance with the 1940 Act of any contract with any one or more corporations, trusts, associations, partnerships, limited partnerships or other types of organizations, or individuals as to which shareholder approval is required by the 1940 Act, and (v) with respect to additional matters relating to the trust as may be required by the 1940 Act, the Declaration of Trust, the By-Laws or any registration of the trust with the SEC (or any successor agency) or any state, or as the trustees may consider necessary or desirable.

Any fractional share of a series or class shall carry proportionately all the rights and obligations of a whole share of that series or class, including rights with respect to voting.

The shareholders have the power to vote (i) for the election of trustees, (ii) to the same extent as shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the trust or shareholder, (iii) with respect to termination of the trust or any class or series of the trust, (iv) with respect to the approval or termination in accordance with the 1940 Act of any contract with any one or more corporations, trusts, associations, partnerships, limited partnerships or other types of organizations, or individuals as to which shareholder approval is required by the 1940 Act, and (v) with respect to additional matters relating to the trust as may be required by the 1940 Act, the Declaration of Trust, the By-Laws or any registration of the trust with the SEC (or any successor agency) or any state, or as the trustees may consider necessary or desirable.

On any matter submitted to a vote of shareholders, all shares entitled to vote will be voted in the aggregate as

Policy	Group A	Group B	Group C

On any matter submitted to a vote of shareholders, all shares entitled to vote will be voted in the aggregate as a single class without regard to series or class of shares, except that shares may be voted by individual series or classes (1) when required by the 1940 Act, (2) when the trustees have determined that the matter affects one or more series or classes of shares materially differently, or (3) when the matter affects only the interests of one or more series or classes.

There is no cumulative voting in the election of trustees.

a single class without regard to series or class of shares, except that shares may be voted by individual series or classes (1) when required by the 1940 Act, (2) when the trustees have determined that the matter affects one or more series or classes of shares materially differently, or (3) when the matter affects only the interests of one or more series or classes.

If authorized by the trustees, shareholders shall be entitled to vote cumulatively in the election of trustees.

Shareholder Meetings

The trust is not required to hold annual meetings of shareholders.

Shareholders have the right to call special meetings and vote to remove trustees but only if and to the extent the SEC staff takes the position by rule, interpretive letter or public release that Section 16(c) of the 1940 Act gives them such right. Otherwise, only the trustees, the chairman of the trustees or the president of the trust may call shareholder meetings.

The Declaration of Trust and By-Laws do not address annual shareholder meetings. Regular shareholder meetings are not required for business trusts under the General Laws of Massachusetts.

Shareholder meetings will be held when called by the trustees for the purpose of taking action on any matter requiring the vote or authority of the shareholders, or for any other matter the trustees deem necessary or desirable.

The Declaration of Trust and By-Laws do not address annual shareholder meetings. Regular shareholder meetings are not required for business trusts under the General Laws of Massachusetts.

Shareholder meetings will be held when called by the trustees for the purpose of taking action on any matter requiring the vote or authority of the shareholders, or for any other matter the trustees deem necessary or desirable.

Shareholder Quorum	Except when a larger quorum is required by applicable law, thirty-three and one-third percent (33 1⁄3%) of the shares entitled to vote constitutes a quorum at a shareholders’ meeting. When any one or more series or classes of the trust is to vote as a single

The presence in person or by proxy of 30% of the votes entitled to be cast at a meeting constitutes a quorum.

When any one or more series or classes votes as a single class separate from any other shares which are

The presence in person or by proxy of 10% of the votes entitled to be cast at a meeting constitutes a quorum.

When any one or more series or classes votes as a single class separate from any other shares which are

Policy	Group A	Group B	Group C

class separate from any other shares, thirty-three and one-third percent (33 1⁄3%) of the shares of each such series or classes entitled to vote constitutes a quorum at a shareholder’s meeting of that series.

A meeting may be adjourned, whether or not a quorum is present, by the vote of a majority of the shares represented at the meeting, either in person or by proxy. If a meeting is adjourned, notice does not need to be given of the adjourned meeting date unless a new record date for the adjourned meeting is set or unless the adjourned meeting is to take place more than sixty (60) days from the date set for the original meeting, in which case the board of trustees would be required to set a new record date.

to vote on the same matters as a separate class or classes, 30% of the votes entitled to be cast by each such class entitled to vote constitutes a quorum at a shareholders’ meeting of that class.

A meeting may be adjourned by a majority of the votes properly cast upon the question, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice.

to vote on the same matters as a separate class or classes, 10% of the votes entitled to be cast by each such class entitled to vote constitutes a quorum at a shareholders’ meeting of that class.

A meeting may be adjourned by a majority of the votes properly cast upon the question, whether or not a quorum is present, and the meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice.

Shareholder Consent	Any action taken by shareholders may be taken without a meeting if shareholders holding a majority of the shares entitled to vote on the matter and holding a majority of the shares of any series or class entitled to vote separately on the matter consent to the action in writing and such written consents are filed with the records of the meetings of shareholders. Such consent is treated for all purposes as a vote taken at a meeting of shareholders.	Except as otherwise provided by law, the Declaration of Trust or the By-Laws, any action required or permitted to be taken at any meeting of shareholders may be taken without a meeting if a majority of the shareholders entitled to vote consent to the action in writing and the consents are filed with the records of the trust. The consent will be treated for all purposes as a vote taken at a meeting of shareholders.	Except as otherwise provided by law, the Declaration of Trust or the By-Laws, any action required or permitted to be taken at any meeting of shareholders may be taken without a meeting if a majority of the shareholders entitled to vote consent to the action in writing and the consents are filed with the records of the trust. The consent will be treated for all purposes as a vote taken at a meeting of shareholders.

Policy	Group A	Group B	Group C
Notice to Shareholders of Record Date

Notice of any meeting of shareholders must be given by the trustees, chairman of the trustees or president not less than 7 days nor more than 120 days before the date of the meeting.

The trustees may set a record date for the purpose of determining the shareholders entitled to vote or act at a shareholders’ meeting. The record date cannot be more than 120 days before the date of the meeting.

Written notice of any meeting of shareholders must be given by the trustees at least 7 days before the meeting.

The trustees may set a record date for the purpose of determining the shareholders entitled to notice of or to vote at a shareholder meeting. The record date cannot be more than 90 days or less than 7 days before the date of the meeting.

Written notice of any meeting of shareholders must be given by the trustees at least 7 days before the meeting.

The trustees may set a record date for the purpose of determining the shareholders entitled to notice of or to vote at a shareholder meeting. The record date cannot be more than 90 days or less than 7 days before the date of the meeting.

Shareholder Proxies

Shareholders may vote in person or by proxy.

Unless the trustees declare otherwise, proxies may be given by any electronic or telecommunications device, including telefacsimile, telephone or through the Internet, but if a proposal by anyone other than the officers or trustees is submitted to a vote of the shareholders of any series or class, or if there is a proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or trustees, shares may be voted only in person or by written proxy unless the trustees specifically authorize other permissible methods of transmission.

The trustees may appoint inspectors for any meeting of shareholders, and these inspectors are charged with, among other things, determining the authenticity, validity and effect of proxies.

Shareholders may vote in person or by proxy.

A proxy with respect to shares held in the name of two or more persons will be valid if executed by any one of them unless at or prior to exercise of the proxy the trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a shareholder will be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity rests on the challenger.

Shareholders may vote in person or by proxy.

A proxy with respect to shares held in the name of two or more persons will be valid if executed by any one of them unless at or prior to exercise of the proxy the trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a shareholder will be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity rests on the challenger.

Policy	Group A	Group B	Group C
Shareholder Demand Procedure			If a meeting of shareholders has not been held during the immediately preceding fifteen (15) months for the purpose of electing trustees, a shareholder or shareholders holding three percent (3%) or more of the voting power of all shares entitled to vote may demand a meeting of shareholders for the purpose of electing trustees by written notice of demand given to the trustees. Within thirty (30) days after receipt of such demand, the trustees shall call and give notice of a meeting of shareholders for the purpose of electing trustees. If the trustees shall fail to call such meeting or give notice thereof, then the shareholder or shareholders making the demand may call and give notice of such meeting at the expense of the trust. The trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any trustee of the trust when requested to do so in writing by shareholders holding not less than ten percent (10%) of the shares then outstanding. If the trustees shall fail to call or give notice of any meeting of shareholders for a period of thirty (30) days after written application by shareholders holding at least ten percent (10%) of the shares then outstanding requesting that a meeting be called for any purpose requiring action by the shareholders as provided in the Declaration of Trust

Policy	Group A	Group B	Group C
or the By-laws, then shareholders holding at least ten percent (10%) of the shares then outstanding may call and give notice of such meeting.

Trustee Power to Amend Organizational Document	The trustees may, without shareholder vote, amend or otherwise supplement the Declaration of Trust; provided that shareholders have the right to vote on any amendment if expressly required under Delaware law or the 1940 Act, or submitted to shareholders by the trustees at their discretion.

The trustees may amend the Declaration of Trust at any time by an instrument in writing signed by a majority of the then trustees provided that notice of such amendment is transmitted promptly to shareholders of record.

The trustees need not, however, provide notice of an amendment if the amendment is for the purpose of supplying an omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained in the Declaration of Trust, or having any other purpose which is ministerial or clerical in nature.

The trustees may amend the Declaration of Trust at any time by an instrument in writing signed by a majority of the then trustees provided that notice of such amendment is transmitted promptly to shareholders of record.

The trustees need not, however, provide notice of an amendment if the amendment is for the purpose of supplying an omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained in the Declaration of Trust, or having any other purpose which is ministerial or clerical in nature.

Termination of Trust	The trust and any series thereof may be terminated at any time by the board of trustees with written notice to shareholders. To the extent the 1940 Act expressly allows shareholders the power to vote on such terminations, the trust or any series thereof may be terminated by a vote of a majority of shares entitled to vote.

The trust may be terminated by the trustees with written notice to shareholders, or by the affirmative vote of at least two-thirds of the shares of each series entitled to vote.

Any series of or class may be terminated by the affirmative vote of at least two-thirds of the shares of that series or class, or by the trustees by written notice to the shareholders of that series or class.

The trust may be terminated by the trustees with written notice to shareholders, or by the affirmative vote of at least two-thirds of the shares of each series entitled to vote.

Any series of or class may be terminated by the affirmative vote of at least two-thirds of the shares of that series or class, or by the trustees by written notice to the shareholders of that series or class.

Policy	Group A	Group B	Group C
Merger or Consolidation	The trustees have the power to cause the trust or any series to be merged or consolidated with another trust or company. The trustees may accomplish such merger or consolidation with written notice to shareholders but without the vote of shareholders, unless such shareholder vote is required by law.	Subject to applicable laws, the trustees may, without shareholder consent, cause the trust or any series to be merged or consolidated with another trust or company. The trustees may also transfer all or a substantial portion of the trust’s assets to another fund or company.	Subject to applicable laws, the trustees may, without shareholder consent, cause the trust or any series to be merged or consolidated with another trust or company. The trustees may also transfer all or a substantial portion of the trust’s assets to another fund or company.

Removal of Trustees

A trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other trustees.

In addition, if required by Section 16(c) of the 1940 Act, any trustee may be removed at any meeting of the shareholders by a vote of at least two-thirds of the outstanding shares.

		Trustees may be removed with or without cause by majority vote of the trustees.	Trustees may be removed with or without cause by majority vote of the trustees.

Trustee Committees

The trust has two standing committees that may not be abolished: the Audit Committee and the Nominating Committee. Otherwise, the trustees may, with a majority vote of the trustees, appoint from their number other committees consisting of two or more trustees which may be delegated such authority as the trustees consider desirable. The trustees may also abolish the non-standing committees with a majority vote of the trustees.

Each committee may elect a chair and each committee must maintain records of its meetings and report its actions to the full board of trustees.

		The trustees may appoint from their own number and terminate committees consisting of one or more trustees, which may exercise the powers and authority of the trustees to the extent that the trustees determine.	The trustees may appoint from their own number and terminate committees consisting of one or more trustees, which may exercise the powers and authority of the trustees to the extent that the trustees determine, provided, that an Executive Committee designated by the trustees shall not be empowered to elect the president or the treasurer, to amend the By-laws, to designate, alter or abolish any committee designated by the trustees, or to perform any act for which the action of a majority of the trustees is required by law, by the Declaration of Trust or the By-laws.

Policy	Group A	Group B	Group C
A majority of the authorized number of committee members shall constitute a quorum for the transaction of business of such committee, unless the board of trustees designates a lower percentage.

Trustee Liability	Trustees will be liable to the trust by reason of willful misfeasance, bad faith, negligence or reckless disregard of the duties involved in the conduct of the trustee’s office.

Trustees are not subject to personal liability, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee. Additionally, trustees are not personally liable for any neglect or wrong-doing of any officer, agent, or employee of the trust or for any act or omission of any other trustee.

Trustees that are singled out as experts on particular issues, such as a chair of a committee, are not held to any higher standard than their non-expert counterparts.

Trustees are not subject to personal liability, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of trustee. Additionally, trustees are not personally liable for any neglect or wrong-doing of any officer, agent, or employee of the trust or for any act or omission of any other trustee.

Trustees that are singled out as experts on particular issues, such as a chair of a committee, are not held to any higher standard than their non-expert counterparts.

Trustee Indemnification	The trust indemnifies the trustees against expenses, judgments, fines and settlements and other amounts actually and reasonably incurred in connection with any civil or criminal proceeding or investigations, if it is determined that the trustee acted in good faith and reasonably believed 1) that his or her conduct was in the trust’s best interests, and 2) that his or her conduct was at least not opposed to the trust’s best interests, and 3) in the case of a criminal	The trust indemnifies each of its trustees against all liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and attorneys’ fees incurred in connection with the defense of any civil or criminal suit or action, except with respect to any matter (i) as to which a trustee is finally adjudicated in any such action or proceeding not to have acted in good faith in reasonable belief that such trustee’s action was in the best	Each person made or threatened to be made a party to or who is involved (including, without limitation, as a witness) in any actual or threatened action, suit or proceeding whether civil, criminal, administrative, arbitration, or investigative, including a proceeding by or in the right of the trust by reason of the former or present capacity as a trustee of the trust or who, while a trustee of the trust, is or was serving at the request of the trust or whose duties as a trustee involve or

Policy	Group A	Group B	Group C

proceeding, that he or she had no reasonable cause to believe that the conduct was unlawful.

A trustee will not, however, be indemnified 1) with respect to any matters where the trustee is judged to be liable on the basis that a personal benefit was improperly received, whether or not the benefit resulted from action taken in that trustee’s official capacity, 2) with respect to any matter where the trustee is judged to be liable in the performance of his or her duty to the trust unless the adjudicator determines that the trustee was not liable as the result of conduct in (1) above and that the trustee is fairly entitled to indemnification, and 3) with respect to amounts paid to settle or dispose of an action with or without court approval unless a) approved by a majority vote of a quorum of trustees who are not parties and are disinterested persons, or b) a written opinion of counsel is obtained.

Expenses incurred in defending any proceeding may be advanced by the trust before the final disposition of a proceeding upon a written undertaking by the trustee to repay the amount advanced if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following conditions to the advance: 1) security for the interests of the trust; or (ii) where the trustee acted in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such trustee’s office.

Expenses, including counsel fees, so incurred by any such trustee (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties) will be paid from time to time by the trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such trustee to repay amounts so paid to the trust if it is ultimately determined that indemnification of such expenses is not authorized under the By-Laws, provided, however, that either (a) such trustee shall have provided appropriate security for such undertaking, (b) the trust shall be insured against losses arising from any such advance payments, or (c) either a majority of the disinterested trustees acting on the matter (provided that a majority of the disinterested trustees then in office act on the matter), or independent legal counsel in a written opinion, will have determined, based upon a review of readily available facts, that there is reason to believe that such trustee will be found entitled to indemnification under the By-Laws.

involved service as a director, officer, partner, trustee or agent of another organization or employee benefit plan whether the basis of any proceeding is alleged action in an official capacity or in any capacity while serving as a director, officer, partner, trustee or agent, shall be indemnified and held harmless by the trust to the full extent authorized by the laws of The Commonwealth of Massachusetts; provided, however, that in an action brought against the trust to enforce rights to indemnification, the trustee shall be indemnified only if the action was authorized by the board of trustees of the trust.

This right to indemnification shall be a contract right and shall include the right to be paid by the trust in advance of the final disposition of a proceeding for expenses incurred in connection therewith provided, however, such payment of expenses shall be made only upon receipt of a written undertaking by the trustee or officer to repay all amounts so paid if it is ultimately determined that the trustee or officer is not entitled to indemnification.

Policy	Group A	Group B	Group C
undertaking, 2) the existence of insurance protecting the trust against losses arising by reason of any lawful advances, or 3) a determination by a majority of a quorum of the trustees who are not parties to the proceeding and are not interested persons of the trust, or by an independent legal counsel, based on a review of the readily available facts that there is reason to believe that the trustee ultimately will be found entitled to indemnification.

Dividends	The trustees may declare and pay dividends and distributions to shareholders of each series from the assets of such series.	Dividends and distributions may be paid to shareholders from the trust’s net income with the frequency as the trustees may determine.	Dividends and distributions may be paid to shareholders from the trust’s net income with the frequency as the trustees may determine.

Capitalization	The beneficial interest in the trust shall at all times be divided into an unlimited number of shares, without par value.	The beneficial interest in the trust shall at all times be divided into an unlimited number of shares without par value.	The beneficial interest in the trust shall at all times be divided into an unlimited number of shares without par value.

Number of Trustees and Vacancies

The number of trustees may be fixed by the trustees from time to time by a written instrument signed, or a resolution approved at a duly constituted meeting, by a majority of the trustees.

Provided, however, that the number of trustees cannot be fewer than 1 or more than 15.

Vacancies in the board of trustees may be filled by a majority of the remaining trustees, even if less than a quorum, or by a sole remaining trustee, unless the trustees call a meeting of shareholders for the purpose of electing trustees. In the

The trustees may fix the number of trustees, fill vacancies in the trustees, including vacancies arising from an increase in the number of trustees, or remove trustees with or without cause.

Shareholders may fix the number of trustees and elect trustees at any meeting of shareholders called by the trustees for that purpose and to the extent required by applicable law, including paragraphs (a) and (b) of Section 16 of the 1940 Act.

Each trustee serves during the continued lifetime of the trust until he or she dies,

The trustees may fix the number of trustees, fill vacancies in the trustees, including vacancies arising from an increase in the number of trustees, or remove trustees with or without cause.

Shareholders may elect trustees at any meeting of shareholders called by the trustees for that purpose and to the extent required by applicable law, including paragraphs (a) and (b) of Section 16 of the 1940 Act.

Each trustee serves during the continued lifetime of the trust until he or she dies, resigns or is removed, or, if

Policy	Group A	Group B	Group C
	event that at any time less than a majority of the trustees holding office at that time were so elected by shareholders, the board of trustees will hold a shareholders’ meeting within 60 days for the election of trustees to fill such vacancies on the board.	resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing trustees and until the election and qualification of his or her successor.	sooner, until the next meeting of shareholders called for the purpose of electing trustees and until the election and qualification of his or her successor.

Independent Chair of the Board	The Declaration of Trust does not require an independent chair of the board of trustees.	The Declaration of Trust and By-Laws do not require an independent chair of the board of trustees.	The By-Laws require an independent chair of the board of trustees.

Inspection of Books and Records	The original or a copy of the Declaration of Trust, and of each amendment thereto, is kept at the office of the trust where it may be inspected by any shareholder.	The original or a copy of the Declaration of Trust, and of each amendment thereto, is kept at the office of the trust where it may be inspected by any shareholder.	The original or a copy of the Declaration of Trust, and of each amendment thereto, is kept at the office of the trust where it may be inspected by any shareholder.

Involuntary Redemption of Accounts	The trustees may redeem, repurchase and transfer shares pursuant to applicable law.	The trust has the right at its option and at any time to redeem shares of any shareholder at the net asset value thereof: (i) if at such time such shareholder owns shares of any series or class having an aggregate net asset value of less than an amount determined from time to time by the trustees; or (ii) to the extent that such shareholder owns shares equal to or in excess of a percentage determined from time to time by the trustees of the outstanding shares of the trust or of any series or class.	The trust has the right at its option and at any time to redeem shares of any shareholder at the net asset value thereof: (i) if at such time such shareholder owns shares of any series or class having an aggregate net asset value of less than an amount determined from time to time by the trustees; or (ii) to the extent that such shareholder owns shares equal to or in excess of a percentage determined from time to time by the trustees of the outstanding shares of the trust or of any series or class.

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